                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                 Investment Company Act file number 811-09093

                                 E*TRADE Funds
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                              4500 Bohannon Drive
                         Menlo Park, California 94025
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                  Dennis Webb
                                 E*TRADE Funds
                              4500 Bohannon Drive
                         Menlo Park, California 94025
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-650-331-6000

Date of fiscal year end: December 31, 2005

Date of reporting period: December 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (Section) 3507.

11510357.2.BUSINESS

Item 1. Reports to Stockholders.

11510357.2.BUSINESS

ANNUAL LETTER TO SHAREHOLDERS

Dear Shareholder:

I am pleased to provide you with the E*TRADE Index Funds (the "Funds") Annual Report for the year ended December, 2005.

I hope you will find the report valuable and informative.

Still the lowest-cost index funds in the business

Recent years have brought many changes to the mutual fund industry, and last year was no exception. Total assets and number of funds continued to increase. Much of the industry saw rising costs as well.

At E*TRADE, however, we continued our focus on providing customers with an affordable way to invest in specific asset classes and create a solid diversified portfolio. As a result, our proprietary, no-load E*TRADE Index Funds remained the lowest-cost stock index funds in the industry./1/

                                         Expense  Category
Fund Name                                Ratio/1/ Average/2/
---------                                -------  ---------
E*TRADE S&P 500 Index Fund..............  0.09%     0.39%
E*TRADE Russell 2000 Index Fund.........  0.22%     0.76%
E*TRADE International Index Fund........  0.09%     0.72%
E*TRADE Technology Index Fund/3/........  0.60%      N/A/3/

Robust growth for E*TRADE International Index Fund

Driven by the strong performance of international stocks--and by delivery to investors of a total return of 13.43%--the E*TRADE International Index Fund doubled its assets in 2005. If you are seeking a low-cost international investment, this fund is worth a look. Our other three index funds also posted positive returns.

Smart choices for E*TRADE Index Funds investors

Our proprietary no-load stock index funds offer you one of the most efficient, cost-effective ways to invest. This also makes them a smart choice for:

  . Retirement Accounts--Besides no commissions, no transaction fees, and no account minimum, our E*TRADE No-Fee, No-Minimum IRAs and Rollover IRAs allow you to trade freely in your retirement account. (To learn more or open an IRA or rollover IRA, visit etrade.com/newira.)

  . Automatic Investing--This free plan offers you an easy way to add to your mutual fund holdings over time through regular automatic investments in the E*TRADE Funds. (Learn more about automatic investing at etrade.com/autoinvest.)

Looking forward to the year ahead

As always, thank you for your continued investment in the E*TRADE Index Funds. We look forward to serving your financial needs in 2006--and for many years to come.

Sincerely,

/s/ Dennis Webb
-------------------------
Dennis Webb
President, E*TRADE Funds

       PLEASE READ THE IMPORTANT DISCLOSURES ON THE BACK OF THIS LETTER

ANNUAL LETTER TO SHAREHOLDERS

                  PLEASE READ THE IMPORTANT DISCLOSURES BELOW

You should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. The Funds' prospectus contains this and other important information; read the prospectus carefully before investing. For a current prospectus, please visit etradefunds.etrade.com. Read the prospectus carefully before investing.

1 Based on a data filter commissioned from Lipper by E*TRADE Asset Management, Inc. ("ETAM"), and according to an agreed-upon methodology for analyzing Lipper data in accordance with the Lipper-defined universe, ETAM determined that the E*TRADE S&P 500 Index Fund, the E*TRADE Russell 2000 Index Fund and the E*TRADE International Index Fund ("E*TRADE Index Funds") had the lowest effective expenses among their peer universe as of January 3, 2006. To identify the peer universe, Lipper compared the E*TRADE Index Funds to other Pure Index Funds in the same Lipper Investment Classification/Objective, while excluding Institutional Funds and other mutual funds requiring initial minimum investments of $100,000 or more and exchange-traded funds. While ETAM may review Lipper data, ETAM makes no representation as to the accuracy or timeliness of the Lipper data or that the E*TRADE Index Funds will continue to have the lowest effective expenses among comparable funds.

The E*TRADE Index Funds had the lowest effective expenses because ETAM contractually limited their expenses. The expenses of the E*TRADE Index Funds prior to the imposition of the contractual limits are, in fact, higher. ETAM has agreed contractually to limit the expense ratio for the E*TRADE Index Funds until April 30, 2006. Without the contractual limits, the expenses of the E*TRADE Index Funds are 0.79% for the S&P 500 Index Fund; 1.32% for the Technology Index Fund; 1.11% for the Russell 2000 Index Fund; and 1.85% for the International Index Fund (based on the most recently filed shareholder reports). There is no assurance that ETAM will continue these expense limits beyond April 30, 2006. ETAM will charge an Account Maintenance Fee of $2.50 per quarter for Fund balances below $5,000. The fee will be waived if your combined E*TRADE Funds account assets are $10,000 or more. If Fund shares must be redeemed to pay the Account Maintenance Fee, any applicable redemption fee will be waived.

The fact that a fund has a low expense ratio does not mean it is a suitable investment and an investment in an E*TRADE Index Fund may not be suitable for all investors. Additional information on the comparison methodology used is available on request. The terms "Institutional Fund", "Investment Classification/Objective", and "Pure Index Fund" are Lipper defined terms.

Lipper's data and analyses are for informational purposes only, and do not constitute investment advice or an offer to sell or the solicitation of an offer to buy any security of any entity in any jurisdiction. No guarantee is made that the information is accurate or complete and no warranties are made with regard to the results to be obtained from its use. In addition, Lipper will not be liable for any loss or damage resulting from information obtained from Lipper or any of its affiliates.

2 Data source: Lipper Inc. (January 3, 2006). The Lipper fund category benchmarks shown are the median total expense ratios of similar retail, no-load and front-end loaded index funds, excluding outliers. The E*TRADE S&P 500 Index Fund was compared to Lipper's S&P 500 Index fund category while the Russell 2000 Index Fund was compared to Small and Mid-Cap Core index funds and the International Index Fund only to International index funds.

3 E*TRADE Technology Index Fund is the only fund of its type currently in existence.

The E*TRADE FINANCIAL family of companies provides financial services that include investing, trading, banking, and lending. Securities products and services are offered by E*TRADE Securities LLC, Member NASD/SIPC.

(C) 2006 E*TRADE FINANCIAL Corp. All rights reserved.

E*TRADE Russell 2000 Index Fund
Management's Discussion of Fund Performance

The E*TRADE Russell 2000 Index Fund ("Fund") seeks to match as closely as possible, before fees and expenses, the performance of the Russell 2000(R) Index. As an index fund, the Fund uses a passive management approach. All investment decisions are based on the goal of producing returns equivalent to the index. The unmanaged Russell 2000(R) Index is a recognized benchmark for small-company stocks traded on the major U.S. exchanges and consists of approximately 2000 small-capitalization stocks.

The Fund generated a return of 4.21% for 2005, compared to the 4.55% return for the Russell 2000(R) Index. The strongest performance, as well as the greatest contribution to returns, came from the Index's energy and industrial sectors. In the energy sector, top contributors to the Index's performance included Southwestern Energy Co., Frontier Oil Corp., Cal Dive International, Inc. and Tesoro Corp. Southwestern Energy is involved in the exploration and production of natural gas and oil, as well as natural gas distribution. Frontier Oil and Tesoro Corp. are focused on the refining and marketing of petroleum products, while Cal Dive International provides services to offshore oil and gas exploration and production and pipeline companies. The largest contribution to returns in the industrial sector came from JLG Industries, Inc., whose products include mobile aerial work platforms, excavators and boom lifts.

The greatest weakness during 2005 came from the Index's consumer discretionary and information technology sectors. The media and auto components industries were largely responsible for the weakness in the consumer discretionary sector. The communications equipment industry showed the greatest weakness in the information technology sector.

The Fund continued to meet its investment objective of tracking the total return of the Russell 2000(R) Index. A stratified sampling technique is used to help align the holdings of the Fund with those of the Index. Cash flows are invested promptly to minimize their impact on total return. The difference between the returns of the Fund and its Russell 2000(R) benchmark is due in part to the fact that expenses are deducted from the Fund before its return is calculated. Since the Russell 2000(R) Index is not an actual mutual fund, direct investment in it is not possible and there are no expenses charged against its return. NAV rounding may also contribute, either positively or negatively, to the difference between the Fund's return and the return of the Russell 2000(R) Index. NAV rounding occurs because mutual fund prices are carried out only to two decimal places.

You should remember that past performance is no guarantee of future results and that the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance shown includes reinvestment of dividends and capital gains.

The following graph shows the hypothetical return of $10,000 invested in both of the Russell 2000 Index and the E*TRADE Russell 2000 Index Fund from
January 1, 2001 to December 31, 2005, and assumes the reinvestment of dividends and capital gains. The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities, which would lower an index's performance. You cannot invest directly in an index. Past performance is not a guarantee of future results.

                             [GRAPH APPEARS HERE]

Graph - Growth of $10,000 since 01/01/2001


        Russell 2000 Index                     E*TRADE Russell 2000 Index Fund
----------------------------------           ----------------------------------
START................... $10,000.00          START................... $10,000.00
1/31/2001............... $10,520.61          1/31/2001............... $10,480.00
02/29/2001.............. $ 9,830.33          02/29/2001.............. $ 9,800.32
3/31/2001............... $ 9,349.47          3/31/2001............... $ 9,303.56
4/30/2001............... $10,080.88          4/30/2001............... $10,045.44
5/31/2001............... $10,328.68          5/31/2001............... $10,276.03
6/30/2001............... $10,685.33          6/30/2001............... $10,638.83
7/31/2001............... $10,106.91          7/31/2001............... $10,066.20
8/31/2001............... $ 9,780.46          8/31/2001............... $ 9,744.73
9/30/2001............... $ 8,463.93          9/30/2001............... $ 8,430.26
10/31/2001.............. $ 8,959.20          10/31/2001.............. $ 8,913.72
11/30/2001.............. $ 9,652.81          11/30/2001.............. $ 9,598.56
12/31/2001.............. $10,248.60          12/31/2001.............. $10,182.63
1/31/2002............... $10,142.01          1/31/2002............... $10,069.37
2/28/2002............... $ 9,864.07          2/28/2002............... $ 9,791.38
3/31/2002............... $10,656.87          3/31/2002............... $10,580.57
4/30/2002............... $10,753.95          4/30/2002............... $10,673.68
5/31/2002............... $10,276.68          5/31/2002............... $10,198.70
6/30/2002............... $ 9,766.78          6/30/2002............... $ 9,691.82
7/31/2002............... $ 8,291.72          7/31/2002............... $ 8,235.14
8/31/2002............... $ 8,270.60          8/31/2002............... $ 8,203.85
9/30/2002............... $ 7,676.67          9/30/2002............... $ 7,609.89
10/31/2002.............. $ 7,922.77          10/31/2002.............. $ 7,849.60
11/30/2002.............. $ 8,629.84          11/30/2002.............. $ 8,547.43
12/31/2002.............. $ 8,149.35          12/31/2002.............. $ 8,058.52
1/31/2003............... $ 7,923.78          1/31/2003............... $ 7,829.66
2/28/2003............... $ 7,684.37          2/28/2003............... $ 7,590.07
3/31/2003............... $ 7,783.30          3/31/2003............... $ 7,672.80
4/30/2003............... $ 8,521.31          4/30/2003............... $ 8,404.79
5/31/2003............... $ 9,435.74          5/31/2003............... $ 9,283.09
6/30/2003............... $ 9,606.52          6/30/2003............... $ 9,435.33
7/31/2003............... $10,207.59          7/31/2003............... $10,022.21
8/31/2003............... $10,675.57          8/31/2003............... $10,493.25
9/30/2003............... $10,478.56          9/30/2003............... $10,274.99
10/31/2003.............. $11,358.51          10/31/2003.............. $11,124.73
11/30/2003.............. $11,761.57          11/30/2003.............. $11,501.86
12/31/2003.............. $12,000.24          12/31/2003.............. $11,716.95
1/31/2004............... $12,521.59          1/31/2004............... $12,199.47
2/29/2004............... $12,633.82          2/29/2004............... $12,304.36
3/31/2004............... $12,751.54          3/31/2004............... $12,416.49
4/30/2004............... $12,101.43          4/30/2004............... $11,754.71
5/31/2004............... $12,294.01          5/31/2004............... $11,943.79
6/30/2004............... $12,811.77          6/30/2004............... $12,437.83
7/31/2004............... $11,949.13          7/31/2004............... $11,585.49
8/31/2004............... $11,887.69          8/31/2004............... $11,522.34
9/30/2004............... $12,445.78          9/30/2004............... $12,064.26
10/31/2004.............. $12,690.77          10/31/2004.............. $12,296.27
11/30/2004.............. $13,791.55          11/30/2004.............. $13,361.39
12/31/2004.............. $14,199.78          12/31/2004.............. $13,744.28
1/31/2005............... $13,607.64          1/31/2005............... $13,175.27
2/28/2005............... $13,837.61          2/28/2005............... $13,393.98
3/31/2005............... $13,441.86          3/31/2005............... $13,005.56
4/30/2005............... $12,671.64          4/30/2005............... $12,248.63
5/31/2005............... $13,501.63          5/31/2005............... $13,049.69
6/30/2005............... $14,022.79          6/30/2005............... $13,566.46
7/31/2005............... $14,911.84          7/31/2005............... $14,413.01
8/31/2005............... $14,635.97          8/31/2005............... $14,149.25
9/30/2005............... $14,681.34          9/30/2005............... $14,188.87
10/31/2005.............. $14,226.22          10/31/2005.............. $13,736.24
11/30/2005.............. $14,916.19          11/30/2005.............. $14,405.20
12/31/2005.............. $14,847.58          12/31/2005.............. $14,324.53

The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares. Past performance is not a guarantee of future results.

                                    Average Annual Return         Cumulative Return
                                -----------------------------  ----------------------
                                                       Since                   Since
                                1 year 3 year 5 year Inception 3 year 5 year Inception
                                ------ ------ ------ --------- ------ ------ ---------
E*TRADE Russell 2000 Index Fund  4.21% 21.13%  7.44%   7.44%   77.72% 43.19%   43.19%
Russell 2000 Index.............  4.55% 22.13%  8.22%   8.22%   82.19% 48.48%   48.48%

Fees and Expenses

As a shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Fund does not assess sales loads or 12b-1 fees.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2005 through December 31, 2005.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly Account Maintenance Fee ("AMF") is charged to shareholders with account balances of less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to your estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account;
(2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly Account Maintenance Fee ("AMF") is charged to shareholders with account balances of less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to your estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                    Beginning  Ending                        Annualized
                                     Account  Account     Expenses Paid    Expense Ratio
                                      Value    Value       During the       Based on the
                                    06/30/05  12/30/05  Six-Month Period* Six-Month Period
                                    --------- --------- ----------------- ----------------
E*TRADE Russell 2000 Index Fund
   Actual.......................... $1,000.00 $1,113.25       $1.17             0.22%
   Hypothetical (5% return before
     expenses)..................... $1,000.00 $1,024.10       $1.12             0.22%

* Expenses for the Fund are calculated using the Fund's annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended 12/31/05. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

ETRADE RUSSELL 2000 INDEX FUND
PORTFOLIO OF INVESTMENTS
December 31, 2005

                                                                Shares  Value
                                                                ------ --------
COMMON STOCKS--97.6%
ADVERTISING--0.5%
ADVO, Inc...................................................... 2,087  $ 58,812
aQuantive, Inc.(a)............................................. 3,729    94,121
Catalina Marketing Corp........................................ 3,358    85,125
Clear Channel Outdoor Holdings, Inc., Class A(a)...............   399     8,000
FTD Group, Inc.(a).............................................   800     8,312
Greenfield Online, Inc.(a)..................................... 1,000     5,860
Marchex, Inc.(a)............................................... 1,400    31,486
ValueVision Media, Inc., Class A(a)............................ 1,879    23,675
Ventiv Health, Inc.(a)......................................... 1,800    42,516
Vertrue, Inc.(a)...............................................   504    17,806
                                                                       --------
                                                                        375,713
                                                                       --------
AEROSPACE / DEFENSE--0.8%
AAR Corp.(a)................................................... 2,124    50,870
ARGON ST, Inc.(a)..............................................   500    15,490
BE Aerospace, Inc.(a).......................................... 3,700    81,400
Curtiss-Wright Corp............................................ 1,352    73,819
DRS Technologies, Inc.(a)...................................... 1,736    89,265
GenCorp., Inc.(a).............................................. 3,562    63,226
HEICO Corp..................................................... 1,472    38,095
Innovative Solutions & Support(a)..............................   950    12,141
K & F Industries Holdings, Inc.(a)............................. 1,100    16,896
MTC Technologies, Inc.(a)......................................   615    16,839
Orbital Sciences Corp.(a)...................................... 3,598    46,198
Sequa Corp., Class A(a)........................................   380    26,239
Teledyne Technologies, Inc.(a)................................. 2,180    63,438
United Industrial Corp.........................................   617    25,525
                                                                       --------
                                                                        619,441
                                                                       --------
AGRICULTURE--0.1%
Alliance One International, Inc................................ 5,866    22,877
Andersons, Inc. (The)..........................................   400    17,232
Delta & Pine Land Co........................................... 2,282    52,509
Maui Land & Pineapple Co., Inc.(a).............................   175     5,938
                                                                       --------
                                                                         98,556
                                                                       --------
AIRLINES--0.6%
Airtran Holdings, Inc.(a)...................................... 5,636    90,345
Alaska Air Group, Inc.(a)...................................... 1,896    67,725
Alaska Communications Systems Group, Inc.......................   800     8,128
Continental Airlines, Inc., Class B(a)......................... 5,497   117,086
ExpressJet Holdings, Inc.(a)................................... 3,070    24,836
Frontier Airlines, Inc.(a)..................................... 2,383    22,019
MAIR Holdings, Inc.(a).........................................   700     3,297
Mesa Air Group, Inc.(a)........................................ 2,070    21,652
Pinnacle Airlines Corp.(a)..................................... 1,200     8,004
Republic Airways Holdings, Inc.(a)............................. 1,000    15,200
SkyWest, Inc................................................... 3,788   101,746
World Air Holdings, Inc.(a).................................... 1,600    15,392
                                                                       --------
                                                                        495,430
                                                                       --------

  The accompanying notes are an integral part of these financial statements.

                                                                 Shares  Value
                                                                 ------ -------
 APPAREL--0.7%
 Cache, Inc.....................................................   900   15,588
 Carter's, Inc.(a).............................................. 1,200   70,620
 Cherokee, Inc..................................................   458   15,751
 Deckers Outdoor Corp.(a).......................................   600   16,572
 Escalade, Inc..................................................   500    5,885
 Gymboree Corp.(a).............................................. 2,127   49,772
 Hartmarx Corp.(a).............................................. 1,800   14,058
 K-Swiss, Inc., Class A......................................... 1,720   55,797
 Maidenform Brands, Inc.(a).....................................   800   10,128
 Oxford Industries, Inc.........................................   892   48,792
 Phillips-Van Heusen Corp....................................... 2,140   69,336
 Russell Corp................................................... 2,198   29,585
 Skechers U.S.A., Inc., Class A(a).............................. 1,561   23,915
 Stride Rite Corp............................................... 2,416   32,761
 Volcom, Inc.(a)................................................   300   10,203
 Warnaco Group, Inc. (The)(a)................................... 2,970   79,358
 Weyco Group, Inc...............................................   360    6,876
                                                                        -------
                                                                        554,997
                                                                        -------
 AUTO MANUFACTURERS--0.3%
 A.S.V., Inc.(a)................................................ 1,190   29,726
 Aftermarket Technology Corp.(a)................................ 1,490   28,966
 CLARCOR, Inc................................................... 3,324   98,756
 Smith (A.O.) Corp.............................................. 1,028   36,083
 Wabash National Corp.(a)....................................... 2,107   40,138
                                                                        -------
                                                                        233,669
                                                                        -------
 AUTO PARTS & EQUIPMENT--0.6%
 Accuride Corp.(a)..............................................   700    9,030
 American Axle & Manufacturing Holdings......................... 2,800   51,324
 ArvinMeritor, Inc.............................................. 4,700   67,633
 Bandag, Inc....................................................   731   31,192
 Comercial Vehicle Group, Inc.(a)............................... 1,000   18,780
 Cooper Tire & Rubber Co........................................ 4,179   64,022
 Hayes Lemmerz International, Inc.(a)........................... 2,500    8,800
 Modine Manufacturing Co........................................ 2,276   74,174
 Noble International, Ltd.......................................   500   10,420
 R&B, Inc.(a)...................................................   600    5,688
 Standard Motor Products, Inc...................................   891    8,224
 Strattec Security Corp.(a).....................................   275   11,116
 Superior Industries International, Inc......................... 1,522   33,880
 Tenneco Automotive, Inc.(a).................................... 2,807   55,045
 Titan International, Inc....................................... 1,000   17,250
 United Panam Financial Corp.(a)................................   300    7,761
 Visteon Corp................................................... 8,354   52,296
                                                                        -------
                                                                        526,635
                                                                        -------
 BANKS--9.9%
 1st Source Corp................................................   717   18,033
 Alabama National Bancorp.......................................   842   54,528
 AMCORE Financial, Inc.......................................... 1,331   40,476
 Americanwest Bancorp...........................................   640   15,123
 Ameris Bancorp.................................................   728   14,444
 Ames National Corp.............................................   600   15,426
 Anchor BanCorp Wisconsin, Inc.................................. 1,594   48,362

  The accompanying notes are an integral part of these financial statements.

                                                                Shares  Value
                                                                ------ -------
Apollo Investment Corp......................................... 4,162   74,625
Ares Capital Corp.............................................. 2,422   38,922
Arrow Financial Corp...........................................   677   17,704
Banc Corp. (The)............................................... 1,000   11,410
BancFirst Corp.................................................   296   23,384
Bancorp Bank(a)................................................   673   11,441
Bancorpsouth, Inc.............................................. 5,100  112,556
BancTrust Financial Group, Inc.................................   588   11,819
Bank Mutual Corp............................................... 3,761   39,867
Bank of Granite Corp...........................................   801   14,843
Bank of the Ozarks, Inc........................................   688   25,387
BankAtlantic Bancorp, Inc., Class A............................ 2,877   40,278
BankFinancial Corp.(a)......................................... 1,600   23,488
BankUnited Financial Corp., Class A(a)......................... 1,798   47,773
Banner Corp....................................................   595   18,564
Berkshire Hills Bancorp, Inc...................................   486   16,281
Beverly Hills Bancorp, Inc.....................................   800    8,296
BFC Financial Corp.(a)......................................... 1,575    8,694
Boston Private Financial Holdings, Inc......................... 2,209   67,198
Brookline Bancorp, Inc......................................... 3,986   56,482
Camden National Corp...........................................   448   14,730
Capital City Bank Group, Inc...................................   882   30,244
Capital Corp of The West.......................................   533   17,296
Capital Crossing Bank..........................................   400   13,360
Capital Southwest Corp.........................................   200   18,100
Capitol Bancorp, Ltd...........................................   747   27,968
Cardinal Financial Corp.(a).................................... 1,600   17,600
Cascade Bancorp................................................ 1,015   23,355
Cathay General Bancorp......................................... 2,950  106,022
Centennial Bank Holdings, Inc.(a).............................. 3,981   49,245
Center Financial Corp..........................................   700   17,612
Central Coast Bancorp..........................................   676   16,724
Central Pacific Financial Corp................................. 2,020   72,558
Charter Financial Corp.........................................   275    9,820
Chemical Financial Corp........................................ 1,769   56,183
Chittenden Corp................................................ 3,051   84,848
Citizens & Northern Corp.......................................   505   12,943
Citizens Banking Corp.......................................... 2,810   77,978
City Bank......................................................   433   15,402
City Holding Co................................................ 1,175   42,241
Clifton Savings Bancorp, Inc...................................   800    8,048
Coastal Financial Corp......................................... 1,138   14,635
CoBiz, Inc.....................................................   933   17,009
Colony Bankcorp, Inc...........................................   300    7,494
Columbia Bancorp...............................................   309   12,746
Columbia Banking System, Inc...................................   938   26,780
Commercial Bankshares, Inc. (Florida)..........................   300   10,611
Commercial Capital Bancorp, Inc................................ 2,881   49,323
Community Bancorp(a)...........................................   300    9,483
Community Bank System, Inc..................................... 2,020   45,551
Community Banks, Inc........................................... 1,382   38,696
Community Trust Bancorp, Inc...................................   881   27,091
Corus Bankshares, Inc.......................................... 1,186   66,736
CVB Financial Corp............................................. 3,103   63,022
Dime Community Bancshares...................................... 1,781   26,020
Enterprise Financial Services Corp.............................   500   11,340
Eurobancshares, Inc.(a)........................................   600    8,502
Farmers Capital Bank Corp......................................   400   12,296
Fidelity Bankshares, Inc....................................... 1,570   51,339
Financial Institutions, Inc....................................   552   10,830
First Bancorp North Carolina...................................   665   13,406
First Bancorp Puerto Rico...................................... 4,600   57,086

  The accompanying notes are an integral part of these financial statements.

                                                                Shares  Value
                                                                ------ -------
First Busey Corp., Class A..................................... 1,016   21,224
First Charter Corp............................................. 2,092   49,497
First Citizens BancShares, Inc., Class A.......................   373   65,059
First Commonwealth Financial Corp.............................. 4,571   59,103
First Community Bancorp........................................   863   46,921
First Community Bancshares, Inc................................   623   19,413
First Defiance Financial Corp..................................   400   10,836
First Financial Bancorp........................................ 2,375   41,610
First Financial Bankshares, Inc................................ 1,269   44,491
First Financial Corp...........................................   818   22,086
First Financial Holdings, Inc..................................   776   23,839
First Indiana Corp.............................................   650   22,347
First Merchants Corp........................................... 1,137   29,562
First Midwest Bancorp, Inc..................................... 3,000  105,180
First Niagara Financial Group, Inc............................. 7,561  109,407
First Oak Brook Bancshares, Class A............................   436   12,186
First Place Financial Corp..................................... 1,074   25,830
First Regional Bancorp (California)(a).........................   200   13,510
First Republic Bank............................................ 1,518   56,181
First South Bancorp, Inc. (North Carolina).....................   300   10,596
First State Bancorp............................................   982   23,558
FirstFed Financial Corp.(a).................................... 1,054   57,464
Flagstar Bancorp, Inc.......................................... 2,253   32,443
Flushing Financial Corp........................................ 1,362   21,206
FNB Corp....................................................... 3,800   65,968
FNB Corp. (Virginia)...........................................   429   13,157
Franklin Bank Corp.(a)......................................... 1,400   25,186
Fremont General Corp........................................... 4,200   97,566
Frontier Financial Corp........................................ 1,677   53,664
GB&T Bancshares, Inc...........................................   772   16,529
Glacier Bancorp, Inc........................................... 2,106   63,285
Gold Bancorp, Inc.............................................. 2,558   46,607
Great Southern Bancorp, Inc....................................   588   16,235
Greater Bay Bancorp............................................ 3,289   84,264
Greene County Bancshares, Inc..................................   600   16,416
Hancock Holding Co............................................. 1,786   67,529
Hanmi Financial Corp........................................... 2,658   47,472
Harbor Florida Bancshares, Inc................................. 1,289   47,757
Harleysville National Corp..................................... 1,867   35,660
Harris & Harris Group, Inc.(a)................................. 1,400   19,460
Heartland Financial USA, Inc...................................   643   13,953
Heritage Commerce Corp.........................................   700   15,050
Horizon Financial Corp.........................................   600   13,104
Hudson United Bancorp.......................................... 2,900  120,871
IBERIABANK Corp................................................   631   32,187
Independent Bank Corp. (Massachusetts).........................   951   27,132
Independent Bank Corp. (Michigan).............................. 1,566   42,642
Integra Bank Corp..............................................   930   19,846
Interchange Financial Services Corp............................ 1,214   20,942
Investors Bancorp, Inc.(a)..................................... 3,461   38,175
Irwin Financial Corp........................................... 1,300   27,846
ITLA Capital Corp.(a)..........................................   394   19,247
Kearny Financial Corp.......................................... 1,500   18,300
KNBT Bancorp, Inc.............................................. 2,000   32,580
Lakeland Bancorp, Inc.......................................... 1,276   18,757
Lakeland Financial Corp........................................   371   14,981
Macatawa Bank Corp.............................................   653   23,756
MAF Bancorp, Inc............................................... 2,065   85,450
Main Street Banks, Inc......................................... 1,122   30,552
MainSource Financial Group, Inc................................   823   14,691
MB Financial, Inc.............................................. 1,491   52,781
MBT Financial Corp.............................................   877   14,207

  The accompanying notes are an integral part of these financial statements.

                                                                Shares  Value
                                                                ------ -------
Mercantile Bank Corp...........................................   496   19,096
Mid-State Bancshares........................................... 1,568   41,944
Midwest Banc Holdings, Inc.....................................   857   19,068
Nara Bancorp, Inc.............................................. 1,346   23,932
NASB Financial, Inc............................................   230    9,053
National Penn Bancshares, Inc.................................. 2,831   53,931
NBC Capital Corp...............................................   443   10,539
NBT Bancorp, Inc............................................... 2,159   46,613
Net.Bank, Inc.................................................. 3,184   22,861
NewAlliance Bancshares, Inc.................................... 7,400  107,595
Northern Empire Bancshares(a)..................................   500   11,830
Northwest Bancorp, Inc......................................... 1,363   28,977
OceanFirst Financial Corp......................................   592   13,474
Ocwen Financial Corp.(a)....................................... 2,278   19,819
Old National Bancorp (Indiana)................................. 4,495   97,272
Old Second Bancorp, Inc........................................   816   24,945
Omega Financial Corp...........................................   749   20,875
Oriental Financial Group, Inc.................................. 1,460   18,046
Pacific Capital Bancorp........................................ 2,954  105,103
Park National Corp.............................................   761   78,109
Partners Trust Financial Group, Inc............................ 3,235   38,982
Peapack-Gladstone Financial Corp...............................   460   12,834
PennFed Financial Services, Inc................................   564   10,389
Pennsylvania Commerce Bancorp, Inc.(a).........................   300    9,555
Peoples Bancorp, Inc...........................................   585   16,690
PFF Bancorp, Inc............................................... 1,229   37,509
Pinnacle Financial Partners, Inc.(a)...........................   400    9,992
Piper Jaffray Cos.(a).......................................... 1,400   56,560
Placer Sierra Bancshares.......................................   400   11,084
Preferred Bank (California)....................................   300   13,350
Premierwest Bancorp(a)......................................... 1,000   14,000
PrivateBancorp, Inc............................................ 1,016   36,139
Prosperity Bancshares, Inc..................................... 1,480   42,535
Provident Bankshares Corp...................................... 2,153   72,707
Provident Financial Holdings, Inc..............................   349    9,179
Provident Financial Services, Inc.............................. 4,717   87,312
Provident New York Bancorp..................................... 2,691   29,628
R&G Financial Corp., Class B................................... 1,935   25,542
Renasant Corp..................................................   679   21,477
Republic Bancorp, Inc.......................................... 5,014   59,667
Republic Bancorp, Inc., Class A................................   422    9,052
Rockville Financial, Inc.(a)...................................   500    6,525
Royal Bancshares of Pennsylvania, Class A......................   232    5,362
S&T Bancorp, Inc............................................... 1,836   67,602
Sanders Morris Harris Group, Inc...............................   800   13,112
Sandy Spring Bancorp, Inc......................................   894   31,183
Santander BanCorp..............................................   347    8,717
SCBF Financial Corp............................................   447   14,939
Seacoast Banking Corp. of Florida..............................   748   17,167
Security Bank Corp.............................................   750   17,468
Sierra Bancorp.................................................   300    6,837
Signature Bank(a)..............................................   700   19,649
Simmons First National Corp., Class A..........................   844   23,379
Sound Federal Bancorp, Inc.....................................   700   13,370
Southside Bancshares, Inc......................................   634   12,807
Southwest Bancorp, Inc.........................................   861   17,220
State Bancorp, Inc.............................................   610   10,211
State National Bancshares, Inc.(a).............................   315    8,411
Sterling Bancorp (New York).................................... 1,222   24,110
Sterling Bancshares, Inc....................................... 2,963   45,749
Sterling Financial Corp. (Pennsylvania)........................ 1,703   33,719
Sterling Financial Corp. (Washington).......................... 2,374   59,303

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
Suffolk Bancorp...............................................   614     20,735
Summit Bancshares, Inc. (Texas)...............................   600     10,788
Summit Financial Group, Inc...................................   300      6,894
Sun Bancorp, Inc. (New Jersey)................................   656     12,956
Susquehanna Bancshares, Inc................................... 3,074     72,792
SVB Financial Group(a)........................................ 2,275    106,560
SY Bancorp, Inc...............................................   778     19,466
Taylor Capital Group, Inc.....................................   276     11,150
Texas Capital Bancshares, Inc.(a)............................. 1,400     31,374
Texas Regional Bancshares, Inc., Class A...................... 2,739     77,514
TierOne Corp.................................................. 1,128     33,174
Tompkins Trustco, Inc.........................................   385     17,248
TriCo Bancshares..............................................   752     17,589
TrustCo Bank Corp. (New York)................................. 4,862     60,386
Trustmark Corp................................................ 3,100     85,157
UCBH Holdings, Inc............................................ 6,000    107,279
UMB Financial Corp............................................ 1,056     67,489
Umpqua Holdings Corp.......................................... 2,887     82,366
Union Bankshares Corp.........................................   585     25,214
United Bankshares, Inc........................................ 2,500     88,100
United Community Banks, Inc................................... 2,089     55,693
United Community Financial Corp............................... 1,809     21,364
United Financial Bancorp, Inc.(a).............................   500      5,765
United Security Bancshares, Inc...............................   400     10,724
Univest Corp. of Pennsylvania.................................   650     15,776
Unizan Financial Corp......................................... 1,384     36,759
USB Holding Co., Inc..........................................   665     14,404
Vineyard National Bancorp.....................................   500     15,420
Virginia Commerce Bancorp.....................................   562     16,349
Virginia Financial Group, Inc.................................   450     16,214
W Holding Co., Inc............................................ 7,100     58,433
Washington Trust Bancorp, Inc.................................   763     19,975
Wauwatosa Holdings, Inc.(a)...................................   694      7,939
WesBanco, Inc................................................. 1,419     43,152
West Bancorporation........................................... 1,167     21,823
West Coast Bancorp............................................   892     23,593
Westamerica Bancorp........................................... 2,100    111,446
Western Alliance Bancorp(a)...................................   200      5,974
Western Sierra Bancorp........................................   400     14,556
Westfield Financial, Inc......................................   223      5,354
Wilshire Bancorp, Inc......................................... 1,100     18,909
Wintrust Financial Corp....................................... 1,519     83,393
WSFS Financial Corp...........................................   359     21,989
Yardville National Bancorp....................................   524     18,157
                                                                      ---------
                                                                      7,996,528
                                                                      ---------
BEVERAGES--0.2%
Boston Beer Co., Inc., Class A(a).............................   569     14,225
Coca-Cola Bottling Co. Consolidated...........................   296     12,728
Farmer Brothers Co............................................   430      8,316
Green Mountain Coffee Roasters, Inc.(a).......................   300     12,180
Hansen Natural Corp(a)........................................ 1,000     78,810
National Beverage Corp........................................   436      4,260
Peet's Coffee & Tea, Inc.(a)..................................   837     25,403
                                                                      ---------
                                                                        155,922
                                                                      ---------
BIOTECHNOLOGY--1.6%
Aastrom Biosciences, Inc.(a).................................. 7,000     14,770
Alexion Pharmaceuticals, Inc.(a).............................. 2,014     40,784
Applera Corp.--Celera Genomics Group(a)....................... 4,832     52,959

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
Arena Pharmaceuticals, Inc.(a)................................ 2,300     32,706
Ariad Pharmaceuticals, Inc.(a)................................ 4,096     23,962
Arqule, Inc.(a)............................................... 2,100     12,852
Barrier Therapeutics, Inc.(a).................................   900      7,380
Cambrex Corp.................................................. 1,779     33,392
Coley Pharmaceutical Group, Inc.(a)...........................   400      6,064
Cotherix, Inc.(a)............................................. 1,000     10,620
CuraGen Corp.(a).............................................. 3,191      9,828
Curis, Inc.(a)................................................ 3,300     11,748
deCODE genetics, Inc.(a)...................................... 3,776     31,190
Diversa Corp.(a).............................................. 1,575      7,560
Encysive Pharmaceuticals, Inc.(a)............................. 3,817     30,116
Exelixis, Inc.(a)............................................. 5,590     52,658
Genitope Corp.(a)............................................. 1,600     12,720
Genomic Health, Inc.(a).......................................   328      2,988
GTx, Inc.(a)..................................................   605      4,574
Human Genome Sciences, Inc.(a)................................ 8,500     72,760
ICOS Corp.(a)................................................. 4,200    116,045
Illumina, Inc.(a)............................................. 2,400     33,840
Incyte Corp.(a)............................................... 5,613     29,973
Integra LifeSciences Holdings Corp.(a)........................ 1,424     50,495
Keryx Biopharmaceuticals, Inc.(a)............................. 1,800     26,352
Lexicon Genetics, Inc.(a)..................................... 4,289     15,655
Lifecell Corp.(a)............................................. 2,200     41,954
Marshall Edwards, Inc.(a).....................................   500      3,125
Martek Biosciences Corp.(a)................................... 2,100     51,681
Maxygen, Inc.(a).............................................. 1,739     13,060
Momenta Pharmaceuticals, Inc.(a)..............................   700     15,428
Monogram Biosciences, Inc. (a)................................ 8,400     15,708
Myogen, Inc.(a)............................................... 1,300     39,208
Myriad Genetics, Inc.(a)...................................... 2,559     53,227
Nanogen, Inc.(a).............................................. 3,700      9,694
Nektar Therapeutics(a)........................................ 5,500     90,530
Northfield Laboratories, Inc.(a).............................. 1,600     21,440
Orchid Cellmark, Inc.(a)...................................... 1,700     12,920
PRA International(a)..........................................   700     19,705
Regeneron Pharmaceuticals, Inc.(a)............................ 2,359     37,626
Savient Pharmaceuticals, Inc.(a).............................. 4,100     15,334
Seattle Genetics, Inc.(a)..................................... 1,771      8,359
Stemcells, Inc.(a)............................................ 4,300     14,835
Stratagene Corp.(a)...........................................   500      5,020
Telik, Inc.(a)................................................ 3,373     57,307
Tercica, Inc.(a)..............................................   700      5,019
                                                                      ---------
                                                                      1,275,171
                                                                      ---------
BUILDING MATERIALS--1.0%
Aaon, Inc.(a).................................................   500      8,960
Apogee Enterprises, Inc....................................... 1,915     31,061
Builders FirstSource, Inc.(a).................................   800     17,096
Ceradyne, Inc................................................. 1,641     71,876
Drew Industries, Inc.(a)...................................... 1,014     28,585
Eagle Materials, Inc.......................................... 1,160    141,937
ElkCorp....................................................... 1,389     46,754
Genlyte Group, Inc. (The)(a).................................. 1,584     84,855
Interline Brands, Inc.........................................   800     18,200
Lennox International, Inc..................................... 3,744    105,581
LSI Industries, Inc........................................... 1,233     19,309
Mestek, Inc.(a)...............................................   200      2,620
NCI Building Systems, Inc.(a)................................. 1,373     58,325
Simpson Manufacturing Co., Inc................................ 2,412     87,676
Texas Industries, Inc......................................... 1,482     73,863
Trex Co., Inc.(a).............................................   669     18,765
                                                                      ---------
                                                                        815,463
                                                                      ---------

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
CHEMICALS--1.9%
American Vanguard Corp........................................   600     14,100
Arch Chemicals, Inc........................................... 1,620     48,438
Balchem Corp..................................................   500     14,905
Bio-Rad Laboratories, Inc., Class A(a)........................ 1,100     71,984
Cabot Microelectronics Corp.(a)............................... 1,741     51,064
Calgon Carbon Corp............................................ 2,207     12,558
CF Industries Holdings, Inc................................... 2,700     41,175
Ferro Corp.................................................... 2,793     52,397
Georgia Gulf Corp............................................. 2,268     68,993
Grace (W.R.) & Co.(a)......................................... 4,587     43,118
H.B. Fuller Co................................................ 1,909     61,222
Hercules, Inc.(a)............................................. 7,312     82,625
Kronos Worldwide, Inc.........................................   264      7,659
MacDermid, Inc................................................ 2,087     58,227
Minerals Technologies, Inc.................................... 1,280     71,539
Myers Industries, Inc......................................... 1,816     26,477
Newmarket Corp.(a)............................................ 1,065     26,050
NL Industries, Inc............................................   508      7,158
Nuco2, Inc.(a)................................................   700     19,516
Octel Corp....................................................   736     11,975
Olin Corp..................................................... 4,604     90,606
OM Group, Inc.(a)............................................. 1,922     36,057
Pioneer Cos., Inc.(a).........................................   700     20,979
PolyOne Corp.(a).............................................. 5,979     38,445
Raven Industries, Inc.........................................   980     28,273
Rockwood Holdings, Inc.(a).................................... 1,300     25,649
Rogers Corp.(a)............................................... 1,043     40,865
Schulman (A.), Inc............................................ 2,084     44,848
Spartech Corp................................................. 2,171     47,653
Stepan Co.....................................................   366      9,842
SurModics, Inc.(a)............................................   951     35,177
Symyx Technologies, Inc.(a)................................... 2,177     59,410
Terra Industries, Inc.(a)..................................... 6,000     33,600
Tronox, Inc., Class A......................................... 1,138     14,874
UAP Holding Corp.............................................. 2,200     44,924
Vertex Pharmaceuticals, Inc.(a)............................... 6,181    171,027
Wellman, Inc.................................................. 2,215     15,018
Westlake Chemical Corp........................................   800     23,048
Zoltek Cos., Inc.(a)..........................................   700      6,146
                                                                      ---------
                                                                      1,577,621
                                                                      ---------
COAL--0.2%
Alpha Natural Resources, Inc.................................. 2,000     38,420
Foundation Coal Holdings, Inc................................. 1,600     60,800
James River Coal Co.(a).......................................   800     30,560
                                                                      ---------
                                                                        129,780
                                                                      ---------
COMMERCIAL SERVICES--5.1%
Aaron Rents, Inc.............................................. 2,576     54,302
ABM Industries, Inc........................................... 2,605     50,928
Ace Cash Express, Inc.(a).....................................   700     16,345
Actuant Corp., Class A(a)..................................... 1,741     97,148
Administaff, Inc.(a).......................................... 1,347     56,641
Advance America Cash Advance.................................. 4,400     54,560
Advisory Board (The) Co.(a)................................... 1,270     60,541

  The accompanying notes are an integral part of these financial statements.

                                                                Shares   Value
                                                                ------   ------
Albany Molecular Research, Inc.(a).............................  1,595   19,379
Alderwoods Group, Inc.(a)......................................  2,629   41,722
Arbitron, Inc.(a)..............................................  2,043   77,593
Armor Holdings, Inc.(a)........................................  2,227   94,982
Bankrate, Inc.(a)..............................................    600   17,712
BearingPoint, Inc.(a).......................................... 11,900   93,534
Bowne & Co., Inc...............................................  2,310   34,280
Bright Horizons Family Solutions, Inc.(a)......................  1,804   66,838
CBIZ, Inc......................................................  4,172   25,115
CDI Corp.......................................................    788   21,591
Central Parking Corp...........................................  1,247   17,109
Cenveo, Inc.(a)................................................  3,400   44,744
Clark, Inc.(a).................................................  1,016   13,462
CMGI, Inc.(a).................................................. 31,436   47,783
Coinstar, Inc.(a)..............................................  1,787   40,797
Consolidated Graphics, Inc.(a).................................    718   33,990
Corinthian Colleges, Inc.(a)...................................  5,900   69,502
CorVel Corp.(a)................................................    334    6,343
CoStar Group, Inc.(a)..........................................  1,087   46,926
CRA International, Inc.(a).....................................    684   32,620
Cross Country Healthcare, Inc.(a)..............................  2,198   39,080
Darling International, Inc.(a).................................  4,372   17,357
DeVry, Inc.(a).................................................  3,800   76,000
DiamondCluster International, Inc.(a)..........................  2,000   15,880
Educate, Inc.(a)...............................................  1,300   15,340
Electro Rent Corp..............................................  1,119   16,684
Escala Group, Inc..............................................    400    8,112
Euronet Worldwide, Inc.(a).....................................  2,043   56,795
Exponent, Inc.(a)..............................................    500   14,190
FTI Consulting, Inc.(a)........................................  2,533   69,506
Gartner Inc. Class A(a)........................................  3,654   47,137
Gevity HR, Inc.................................................  1,919   49,357
Global Cash Access, Inc.(a)....................................  1,048   15,290
GSI Commerce, Inc.(a)..........................................  2,210   33,349
Harris Interactive, Inc.(a)....................................  3,484   15,016
Healthcare Services Group, Inc.................................  1,823   37,754
Heartland Payment Systems, Inc.(a).............................    500   10,830
Heidrick & Struggles International, Inc.(a)....................  1,378   44,165
Hudson Highland Group, Inc.(a).................................  1,578   27,394
Huron Consulting Group, Inc.(a)................................    400    9,596
iPayment, Inc.(a)..............................................    782   32,469
j2 Global Communications, Inc.(a)..............................  1,655   70,735
Jackson Hewitt Tax Service.....................................  2,500   69,275
Kelly Services, Inc., Class A..................................  1,161   30,441
Kenexa Corp.(a)................................................    400    8,440
Kforce, Inc.(a)................................................  2,200   24,552
Korn/Ferry International(a)....................................  2,244   41,940
Labor Ready, Inc.(a)...........................................  3,422   71,246
Landauer, Inc..................................................    563   25,949
Learning Tree International, Inc.(a)...........................    510    6,543
LECG Corp......................................................    900   15,642
Lincoln Educational Services, Inc.(a)..........................    200    2,852
Magellan Health Services, Inc.(a)..............................  1,800   56,610
MAXIMUS, Inc.(a)...............................................  1,365   50,082
McGrath Rentcorp...............................................  1,450   40,310
Midas, Inc.(a).................................................  1,138   20,894
Mobile Mini, Inc.(a)...........................................    927   43,940
Monro Muffler Brake, Inc.(a)...................................    605   18,344
Morningstar, Inc.(a)...........................................    500   17,320
MPS Group, Inc.(a).............................................  6,716   91,808
Navigant Consulting Co.(a).....................................  3,184   69,984
NetRatings, Inc.(a)............................................    907   11,183

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
Odyssey Marine Exploration, Inc.(a)...........................  2,555     9,045
PHH Corp.(a)..................................................  3,400    95,268
Plexus Corp.(a)...............................................  2,875    65,378
Pre-Paid Legal Services, Inc..................................    632    24,149
PRG-Schultz International, Inc.(a)............................  2,879     1,756
Providence Service Corp. (The)(a).............................    600    17,274
QC Holdings, Inc.(a)..........................................    400     4,612
Quanta Services, Inc.(a)......................................  7,594   100,013
Rent-Way, Inc.(a).............................................  1,766    11,285
Resources Connection, Inc.(a).................................  3,096    80,682
Rollins, Inc..................................................  1,933    38,099
Senomyx, Inc.(a)..............................................  1,500    18,180
SFBC International, Inc.......................................  1,189    19,036
Sotheby's Holdings, Inc., Class A(a)..........................  2,330    42,779
Source Interlink Cos., Inc.(a)................................  2,200    24,464
SOURCECORP, Inc.(a)...........................................  1,110    26,618
Spherion Corp.(a).............................................  4,170    41,742
Stamps.com, Inc...............................................  1,018    23,373
Stewart Enterprises, Inc., Class A(a).........................  6,936    37,524
Strayer Education, Inc........................................    985    92,295
TeleTech Holdings, Inc.(a)....................................  2,344    28,245
Thomas Nelson, Inc............................................    662    16,318
TNS, Inc.(a)..................................................    800    15,344
Trimeris, Inc.(a).............................................  1,125    12,926
Tyler Technologies, Inc.(a)...................................  2,377    20,870
United Rentals, Inc.(a).......................................  4,379   102,424
Universal Technical Institute, Inc.(a)........................  1,500    46,410
URS Corp.(a)..................................................  2,683   100,908
Valassis Communications, Inc.(a)..............................  3,300    95,931
Viad Corp.....................................................  1,400    41,062
Volt Information Sciences, Inc.(a)............................    466     8,863
Watson Wyatt & Co. Holdings...................................  2,700    75,330
Wireless Facilities, Inc.(a)..................................  3,884    19,808
World Fuel Services Corp......................................  1,796    60,561
Wright Express Corp...........................................  2,600    57,200
                                                                      ---------
                                                                      4,151,650
                                                                      ---------
COMPUTERS--4.0%
3D Systems Corp.(a)...........................................    700    12,600
Advanced Digital Information Corp.(a).........................  4,294    42,038
Advent Software, Inc.(a)......................................  1,488    43,018
Agile Software Corp.(a).......................................  3,637    21,749
ANSYS, Inc.(a)................................................  2,080    88,795
Anteon International Corp.(a).................................  1,764    95,873
Aspen Technology, Inc.(a).....................................  2,848    22,357
autobytel.com, Inc.(a)........................................  2,907    14,361
Black Box Corp................................................  1,047    49,607
Brocade Communications Systems, Inc.(a)....................... 17,500    71,225
CCC Information Services Group, Inc.(a).......................    509    13,346
CIBER, Inc.(a)................................................  3,689    24,347
COMSYS IT Partners, Inc.(a)...................................    800     8,840
Concur Technologies, Inc.(a)..................................  1,956    25,213
Covansys Corp.(a).............................................  2,100    28,581
CyberGuard Corp.(a)...........................................  1,329    11,735
Dendrite International, Inc.(a)...............................  2,752    39,656
Digital River, Inc.(a)........................................  2,281    67,837
Digitas, Inc.(a)..............................................  5,760    72,115
Dot Hill Systems Corp.(a).....................................  3,017    20,908
DSP Group, Inc.(a)............................................  1,950    48,867
Echelon Corp.(a)..............................................  2,018    15,801
Eclipsys Corp.(a).............................................  2,482    46,984

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
eCollege.com, Inc.(a).........................................  1,245    22,447
Electronics For Imaging, Inc.(a)..............................  3,555    94,599
Entrust, Inc.(a)..............................................  4,177    20,217
Epicor Software Corp.(a)......................................  3,430    48,466
Extreme Networks, Inc.(a).....................................  7,933    37,682
FalconStor Software, Inc.(a)..................................  1,707    12,615
Gateway, Inc.(a).............................................. 16,834    42,253
Hypercom Corp.(a).............................................  3,596    22,978
IDX Systems Corp.(a)..........................................  1,621    71,194
iGATE Corp.(a)................................................  1,313     6,381
IHS Inc., Class A(a)..........................................    988    20,274
Imation Corp..................................................  2,200   101,354
infoUSA, Inc.(a)..............................................  2,177    23,795
Integral Systems, Inc.........................................    600    11,316
Intergraph Corp.(a)...........................................  1,986    98,923
Internet Security Systems, Inc.(a)............................  2,596    54,386
Interwoven, Inc.(a)...........................................  2,721    23,047
Jack Henry & Associates, Inc..................................  4,700    89,676
Kanbay International, Inc.(a).................................  1,700    27,013
Keynote Systems, Inc.(a)......................................  1,060    13,621
Komag, Inc.(a)................................................  2,009    69,632
Kronos, Inc.(a)...............................................  2,056    86,064
Lexar Media, Inc.(a)..........................................  5,223    42,881
Lionbridge Technologies, Inc.(a)..............................  3,571    25,068
Manhattan Associates, Inc.(a).................................  1,792    36,700
Maxtor Corp.(a)............................................... 16,500   114,510
MICROS Systems, Inc.(a).......................................  2,472   119,447
Mobility Electronics, Inc.(a).................................  1,800    17,388
MTS Systems Corp..............................................  1,354    46,903
NetScout Systems, Inc.(a).....................................  1,670     9,102
Packeteer, Inc.(a)............................................  2,278    17,700
Palm, Inc.....................................................  2,723    86,591
PAR Technology Corp.(a).......................................    200     5,552
Pegasus Solutions, Inc.(a)....................................  1,408    12,630
Perot Systems Corp., Class A(a)...............................  5,297    74,900
Progress Software Corp.(a)....................................  2,592    73,561
QAD, Inc......................................................    695     5,310
Quantum Corp.(a).............................................. 11,915    36,341
Quest Software, Inc.(a).......................................  4,187    61,088
Rackable Systems, Inc.(a).....................................    400    11,392
Radiant Systems, Inc.(a)......................................  1,600    19,456
RadiSys Corp.(a)..............................................  1,407    24,397
Rimage Corp.(a)...............................................    600    17,388
RSA Security, Inc.(a).........................................  4,635    52,051
SafeNet, Inc.(a)..............................................  1,738    55,998
Sapient Corp.(a)..............................................  5,213    29,662
ScanSource, Inc.(a)...........................................    786    42,978
Secure Computing Corp.........................................  2,383    29,216
SI International, Inc.(a).....................................    600    18,342
Silicon Storage Technology, Inc.(a)...........................  5,930    29,947
Sonic Solutions, Inc.(a)......................................  1,703    25,732
SonicWALL, Inc.(a)............................................  3,705    29,344
Stratasys, Inc.(a)............................................    655    16,382
Sykes Enterprises, Inc.(a)....................................  1,758    23,504
Synaptics, Inc.(a)............................................  1,443    35,671
Synnex Corp.(a)...............................................    500     7,555
Syntel, Inc...................................................    504    10,498
Transaction Systems Architects, Inc.(a).......................  2,488    71,630
TTM Technologies, Inc.(a).....................................  2,712    25,493
                                                                      ---------
                                                                      3,246,094
                                                                      ---------

  The accompanying notes are an integral part of these financial statements.

                                                                 Shares  Value
                                                                 ------ -------
COMPUTERS, PERIPHERAL & SOFTWARE--0.5%
Bottomline Technologies, Inc.(a)................................  1,000  11,020
Digi International, Inc.(a).....................................  1,600  16,784
Factset Research Systems, Inc...................................  2,250  92,609
Intervideo, Inc.(a).............................................    600   6,330
McDATA Corp., Class A(a)........................................ 10,100  38,380
Merge Technologies, Inc.(a).....................................  1,340  33,554
Motive, Inc.(a).................................................  1,500   4,635
Navarre Corp.(a)................................................  1,800   9,954
Ness Technologies, Inc.(a)......................................  1,200  12,924
Netgear, Inc.(a)................................................  2,100  40,425
Open Solutions, Inc.(a).........................................  1,200  27,504
Phase Forward, Inc.(a)..........................................  1,500  14,625
Rightnow Technologies, Inc.(a)..................................    700  12,922
Ultimate Software Group, Inc.(a)................................  1,600  30,512
Vignette Corp.(a)...............................................  1,948  31,772
WebSideStory, Inc.(a)...........................................    500   9,065
Witness Systems, Inc.(a)........................................  1,800  35,406
                                                                        -------
                                                                        428,421
                                                                        -------
COSMETICS/PERSONAL CARE--0.2%
Chattem, Inc.(a)................................................  1,245  45,305
Elizabeth Arden, Inc.(a)........................................  1,745  35,005
Inter Parfums, Inc..............................................    258   4,634
Parlux Fragrances, Inc.(a)......................................    400  12,212
Revlon, Inc., Class A(a)........................................ 10,042  31,130
                                                                        -------
                                                                        128,286
                                                                        -------
DISTRIBUTION/WHOLESALE--1.1%
Advanced Energy Industries, Inc.(a).............................  1,881  22,252
Aviall, Inc.(a).................................................  2,231  64,253
Beacon Roofing Supply, Inc.(a)..................................  1,000  28,730
Bell Microproducts, Inc.(a).....................................  2,000  15,300
Bluelinx Holdings, Inc..........................................    600   6,750
Building Materials Holdings Corp................................    871  59,411
Central European Distribution Corp.(a)..........................  1,247  50,055
Comfort Systems USA, Inc.(a)....................................  2,600  23,920
Handleman Co....................................................  1,319  16,382
Hughes Supply, Inc..............................................  4,300 154,154
Huttig Building Products, Inc.(a)...............................    900   7,560
Keystone Automotive Industries, Inc.(a).........................    988  31,102
LKQ Corp.(a)....................................................  1,100  38,082
MWI Veterinary Supply, Inc.(a)..................................    300   7,743
Owens & Minor, Inc..............................................  2,573  70,835
United Stationers, Inc.(a)......................................  2,124 103,014
Watsco, Inc.....................................................  1,354  80,983
WESCO International, Inc.(a)....................................  2,129  90,972
                                                                        -------
                                                                        871,498
                                                                        -------
DIVERSIFIED FINANCIAL SERVICES--2.3%
Accredited Home Lenders Holding Co.(a)..........................  1,248  61,876
Advanta Corp., Class B..........................................  1,326  43,015
Archipelago Hldgs, Inc., Usd 0.01(a)............................  1,900  94,563
Asset Acceptance Capital Corp.(a)...............................    500  11,230
Asta Funding, Inc...............................................    600  16,404
BKF Capital Group, Inc..........................................    400   7,580
Calamos Asset MGMT-A(a).........................................  1,600  50,320
CBOT Holdings, Inc., Class A(a).................................    722  67,695
Charter Municipal Mortgage Acceptance Co........................  2,603  55,132

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
Cohen & Steers, Inc...........................................    500     9,315
Collegiate Funding Services(a)................................    900    17,775
CompuCredit Corp.(a)..........................................  1,421    54,680
Delta Financial Corp..........................................    700     5,866
Digital Insight Corp.(a)......................................  2,322    74,350
Doral Financial Corp..........................................  5,600    59,360
Encore Capital Group, Inc.(a).................................    900    15,615
Federal Agricultrural Mortgage Corp., Class C.................    714    21,370
Financial Federal Corp.(a)....................................  1,252    55,651
Forrester Research, Inc.(a)...................................    746    13,988
GAMCO Investors, Inc., Class A................................    439    19,110
GFI Group, Inc.(a)............................................    400    18,972
Gladstone Capital Corp........................................    676    14,453
Gladstone Investment Corp.....................................  1,100    14,949
Greenhill & Co, Inc...........................................    800    44,928
IntercontinentalExchange, Inc.(a).............................  1,228    44,638
International Securities Exchange, Inc.(a)....................    700    19,264
Investment Technology Group, Inc.(a)..........................  2,602    92,215
Knight Capital Group, Inc.(a).................................  6,959    68,825
LaBranche & Co, Inc.(a).......................................  3,500    35,385
Marketaxess Holdings, Inc.(a).................................  1,600    18,288
Marlin Business Services, Inc.(a).............................    400     9,556
MCG Capital Corp..............................................  3,339    48,716
Nasdaq Stock Market (The), Inc.(a)............................  2,900   102,022
National Financial Partners Co................................  2,300   120,864
NCO Group, Inc.(a)............................................  2,127    35,989
OptionsXpress Holdings., Inc..................................  1,300    31,915
Phoenix Companies, Inc........................................  6,208    84,677
Portfolio Recovery Associates, Inc.(a)........................    957    44,443
Resource America, Inc., Class A...............................    989    16,862
S1 Corp.(a)...................................................  4,885    21,250
StarTek, Inc..................................................    700    12,600
Stifel Financial Corp.(a).....................................    466    17,517
SWS Group, Inc................................................    914    19,139
Technology Investment Capital Corp............................    800    12,080
Waddell & Reed Financial, Inc.................................  5,000   104,850
World Acceptance Corp.(a).....................................  1,316    37,506
                                                                      ---------
                                                                      1,846,798
                                                                      ---------
ELECTRIC--1.4%
Allete, Inc...................................................  1,600    70,400
Avista Corp...................................................  3,148    55,751
Black Hills Corp..............................................  2,260    78,219
Central Vermont Public Service Corp...........................    752    13,544
CH Energy Group, Inc..........................................  1,044    47,920
Cleco Corp....................................................  3,260    67,971
Duquesne Light Holdings, Inc..................................  5,000    81,600
El Paso Electric Co.(a).......................................  3,112    65,476
Empire District Electric Co. (The)............................  1,734    35,252
IDACORP, Inc..................................................  2,720    79,696
ITC Holdings Corp.............................................    800    22,472
MGE Energy, Inc...............................................  1,285    43,574
Northwestern Corp.............................................  2,400    74,568
Ormat Technologies, Inc.......................................    400    10,456
Otter Tail Corp...............................................  1,969    57,062
Pike Electric Corp............................................    900    14,598
Plug Power, Inc.(a)...........................................  3,381    17,345
Sierra Pacific Resources(a)................................... 11,931   155,579
UIL Holdings Corp.............................................    932    42,863
UniSource Energy Corp.........................................  2,321    72,415
                                                                      ---------
                                                                      1,106,761
                                                                      ---------

  The accompanying notes are an integral part of these financial statements.

                                                                 Shares  Value
                                                                 ------ -------
ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
American Superconductor Corp.(a)................................ 2,100   16,527
Belden CDT, Inc................................................. 2,821   68,916
C&D Technologies, Inc........................................... 1,730   13,183
China Energy Savings Technology, Inc.(a)........................   100      832
Color Kinetics, Inc.(a).........................................   800   11,512
Encore Wire Corp.(a)............................................ 1,008   22,942
Enersys(a)...................................................... 3,000   39,120
GrafTech International Ltd.(a).................................. 6,362   39,572
Greatbatch, Inc.(a)............................................. 1,511   39,301
Medis Technologies Ltd.(a)......................................   936   13,769
Microtune, Inc.(a).............................................. 3,600   15,012
Power-One, Inc.(a).............................................. 5,172   31,135
Superior Essex, Inc.(a)......................................... 1,200   24,192
Ultralife Batteries, Inc.(a)....................................   900   10,800
                                                                        -------
                                                                        346,813
                                                                        -------
ELECTRONICS--3.3%
Actel Corp.(a).................................................. 1,727   21,985
Aeroflex, Inc.(a)............................................... 4,837   51,998
Agilysys, Inc................................................... 1,975   35,985
American Science & Engineering, Inc.(a).........................   500   31,185
Analogic Corp...................................................   837   40,050
Artesyn Technologies, Inc.(a)................................... 2,472   25,462
ATMI, Inc.(a)................................................... 2,420   67,687
Badger Meter, Inc...............................................   400   15,696
Barnes Group, Inc............................................... 1,058   34,914
Bel Fuse, Inc., Class B.........................................   701   22,292
Benchmark Electronics, Inc.(a).................................. 2,693   90,566
Brady Corp., Class A............................................ 2,696   97,541
Checkpoint Systems, Inc.(a)..................................... 2,505   61,748
Cogent, Inc.(a)................................................. 1,600   36,288
Coherent, Inc.(a)............................................... 2,067   61,349
CTS Corp........................................................ 2,482   27,451
Cubic Corp...................................................... 1,104   22,036
Cymer, Inc.(a).................................................. 2,382   84,585
Daktronics, Inc.................................................   899   26,583
Diodes, Inc.(a)................................................. 1,150   35,708
EDO Corp........................................................   956   25,869
Electro Scientific Industries, Inc.(a).......................... 1,982   47,865
Energy Conversion Devices, Inc.(a).............................. 1,302   53,057
Exar Corp.(a)................................................... 2,431   30,436
Excel Technology, Inc.(a).......................................   760   18,073
Fargo Electronics, Inc.(a)......................................   800   15,400
Faro Technologies, Inc.(a)......................................   700   14,000
FEI Co.(a)...................................................... 1,612   30,902
FuelCell Energy, Inc.(a)........................................ 3,331   28,214
General Cable Corp.(a).......................................... 2,630   51,811
Herley Industries, Inc.(a)......................................   805   13,291
Hutchinson Technology, Inc.(a).................................. 1,741   49,531
II-VI, Inc.(a).................................................. 1,588   28,378
International Displayworks, Inc.(a)............................. 2,100   12,474
Ionatron, Inc.(a)............................................... 1,700   17,187
Keithley Instruments, Inc.......................................   787   11,002
KEMET Corp.(a).................................................. 5,586   39,493
LaBarge, Inc.(a)................................................   600    8,622
LeCroy Corp.(a).................................................   900   13,761
Littelfuse, Inc.(a)............................................. 1,595   43,464
Lojack Corp.(a)................................................. 1,200   28,956

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
Mattson Technology, Inc.(a)................................... 2,824     28,409
Measurement Specialties, Inc.(a)..............................   700     17,045
Mentor Graphics Corp.(a)...................................... 5,286     54,657
Mercury Computer Systems, Inc.(a)............................. 1,462     30,161
Methode Electronics, Inc., Class A............................ 2,417     24,097
Metrologic Instruments, Inc.(a)...............................   732     14,098
Micrel, Inc.(a)............................................... 4,079     47,316
Microsemi Corp.(a)............................................ 3,999    110,612
MKS Instruments, Inc.(a)...................................... 2,221     39,734
Molecular Devices Corp.(a).................................... 1,068     30,897
Moog, Inc., Class A(a)........................................ 2,297     65,189
Multi-Fineline Electronix, Inc.(a)............................   500     24,085
OSI Systems, Inc.(a)..........................................   902     16,588
Park Electrochemical Corp..................................... 1,231     31,981
Photon Dynamics, Inc.(a)...................................... 1,058     19,340
Photronics, Inc.(a)........................................... 2,591     39,020
Power Integrations, Inc.(a)................................... 1,969     46,882
Rofin-Sinar Technologies, Inc.(a).............................   928     40,340
Rudolph Technologies, Inc.(a).................................   776      9,995
Silicon Image, Inc.(a)........................................ 5,191     46,979
Spatialight, Inc.(a).......................................... 2,000      6,940
Supertex, Inc.(a).............................................   626     27,701
Sypris Solutions, Inc.........................................   510      5,090
Taser International, Inc.(a).................................. 4,200     29,316
Technitrol, Inc............................................... 2,673     45,708
Triumph Group, Inc.(a)........................................ 1,131     41,406
Universal Display Corp.(a).................................... 1,643     17,268
Universal Electronics, Inc.(a)................................   836     14,404
Varian, Inc.(a)............................................... 2,047     81,450
Vicor Corp.................................................... 1,372     21,691
Viisage Technology, Inc.(a)...................................   880     15,497
Watts Water Technologies, Inc., Class A....................... 1,738     52,644
Woodward Governor Co..........................................   604     51,950
X-Rite, Inc................................................... 1,317     13,170
Zoran Corp.(a)................................................ 2,805     45,469
                                                                      ---------
                                                                      2,680,024
                                                                      ---------
ENERGY & RELATED--0.2%
Headwaters, Inc.(a)........................................... 2,726     96,610
KCS Energy, Inc.(a)........................................... 3,283     79,514
                                                                      ---------
                                                                        176,124
                                                                      ---------
ENERGY--ALTERNATE SOURCES--0.3%
Covanta Holding Corp.(a)...................................... 7,000    105,420
Evergreen Solar, Inc.(a)...................................... 2,600     27,690
KFX, Inc.(a).................................................. 3,799     65,001
Pacific Ethanol, Inc.(a)......................................   200      2,164
Quantum Fuel Systems Technologies Worldwide, Inc.(a).......... 3,100      8,308
Syntroleum Corp.(a)........................................... 2,600     23,478
                                                                      ---------
                                                                        232,061
                                                                      ---------
ENGINEERING & CONSTRUCTION--0.4%
EMCOR Group, Inc.(a).......................................... 1,010     68,205
Granite Construction, Inc..................................... 2,290     82,234
Infrasource Services, Inc.(a).................................   800     10,464
Layne Christensen Co.(a)......................................   600     15,258
Perini Corp.(a)............................................... 1,364     32,941
Washington Group International, Inc........................... 1,665     88,195
                                                                      ---------
                                                                        297,297
                                                                      ---------

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
ENTERTAINMENT--1.4%
4Kids Entertainment, Inc.(a)..................................   852     13,368
Alliance Gaming Corp.(a)...................................... 3,356     43,695
Ambassadors Group, Inc........................................ 1,200     27,468
Ameristar Casinos, Inc........................................ 1,638     37,183
Blue Coat Systems, Inc.(a)....................................   700     32,004
Blue Nile, Inc.(a)............................................   900     36,279
Carmike Cinemas, Inc..........................................   783     19,857
Churchill Downs, Inc..........................................   485     17,814
Cybersource Corp.(a).......................................... 1,800     11,880
Dover Downs Gaming & Entertainment, Inc.......................   537      7,599
Dover Motorsports, Inc........................................ 1,031      6,299
Equinix, Inc.(a).............................................. 1,000     40,760
Gaylord Entertainment Co.(a).................................. 2,761    120,351
Great Wolf Resorts, Inc.(a)................................... 1,700     17,527
Internet Capital Group, Inc.(a)............................... 2,700     22,194
Ipass, Inc.(a)................................................ 3,700     24,272
Isle of Capri Casinos, Inc.(a)................................   886     21,583
Ivillage, Inc.(a)............................................. 3,300     26,466
Macrovision Corp.(a).......................................... 3,252     54,406
Magna Entertainment Corp., Class A(a)......................... 2,453     17,514
Martha Stewart Living Omnimedia Inc., Class A(a).............. 1,534     26,738
Mikohn Gaming Corp.(a)........................................ 2,500     24,675
MTR Gaming Group, Inc.(a)..................................... 1,579     16,437
Patten Corp.(a)............................................... 1,300     20,540
Pinnacle Entertainment, Inc.(a)............................... 2,611     64,518
RealNetworks, Inc.(a)......................................... 7,500     58,200
Redback Network, Inc.(a)...................................... 2,700     37,962
Shuffle Master, Inc........................................... 2,397     60,261
Six Flags, Inc.(a)............................................ 6,027     46,468
Speedway Motorsports, Inc.....................................   957     33,179
Steinway Musical Instruments, Inc.(a).........................   400     10,204
Sunterra Corp.(a)............................................. 1,200     17,064
Travelzoo, Inc.(a)............................................   200      4,400
Vail Resorts, Inc.(a)......................................... 2,088     68,967
World Wrestling Entertainment, Inc............................ 1,269     18,629
                                                                      ---------
                                                                      1,106,761
                                                                      ---------
ENVIRONMENTAL CONTROL--0.5%
Aleris International, Inc.(a)................................. 2,100     67,704
American Ecology Corp.........................................   700     10,101
Casella Waste Systems, Inc., Class A(a)....................... 1,358     17,369
Clean Harbors, Inc.(a)........................................ 1,100     31,691
Duratek, Inc.(a).............................................. 1,000     14,930
Metal Management, Inc......................................... 1,500     34,890
Mine Safety Appliances Co..................................... 1,981     71,732
Tetra Tech, Inc.(a)........................................... 3,396     53,215
Thermogenesis(a).............................................. 3,200     15,456
Waste Connections, Inc.(a).................................... 3,017    103,966
Waste Industries USA, Inc.....................................   400      5,152
Waste Services, Inc.(a)....................................... 4,300     14,319
                                                                      ---------
                                                                        440,525
                                                                      ---------
FOOD--2.0%
American Italian Pasta Co., Class A........................... 1,289      8,765
Arden Group, Inc., Class A....................................    44      4,004
BJ'S Restaurants, Inc.(a)..................................... 1,025     23,432
CEC Entertainment, Inc.(a).................................... 2,309     78,598

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
Chiquita Brands International, Inc............................ 2,736     54,747
Corn Products International, Inc.............................. 4,886    116,726
Diamond Foods, Inc............................................   400      7,908
Flowers Foods, Inc............................................ 3,261     89,873
Gold Kist, Inc.(a)............................................ 3,500     52,325
Great Atlantic & Pacific Tea Co.(a)........................... 1,243     39,503
Hain Celestial Group, Inc.(a)................................. 2,014     42,616
IHOP Corp..................................................... 1,304     61,171
Ingles Markets, Inc., Class A.................................   687     10,752
J & J Snack Foods Corp........................................   362     21,506
Jack in the Box, Inc.(a)...................................... 2,387     83,378
Lance, Inc.................................................... 2,052     38,229
Landry's Restaurants, Inc..................................... 1,028     27,458
M&F Worldwide Corp.(a)........................................   700     11,424
Nash Finch Co.................................................   849     21,633
P.F. Chang's China Bistro, Inc.(a)............................ 1,846     91,616
Papa John's International, Inc.(a)............................   711     42,169
Pathmark Stores, Inc.(a)...................................... 3,300     32,967
Performance Food Group Co.(a)................................. 2,400     68,088
Premium Standard Farms, Inc...................................   600      8,976
Provide Commerce, Inc.(a).....................................   500     16,555
Ralcorp Holdings, Inc.(a)..................................... 1,904     75,989
Rare Hospitality International, Inc.(a)....................... 2,243     68,165
Ruddick Corp.................................................. 2,246     47,795
Sanderson Farms, Inc.......................................... 1,255     38,315
Sanfilippo (John B.) & Son, Inc.(a)...........................   442      5,715
Seaboard Corp.................................................    17     25,687
Sensient Technologies Corp.................................... 3,088     55,275
Spartan Stores, Inc.(a)....................................... 1,300     13,546
Tejon Ranch Co.(a)............................................   515     20,559
Tootsie Roll Industries, Inc.................................. 1,700     49,181
United Natural Foods, Inc.(a)................................. 2,650     69,960
Weis Markets, Inc.............................................   921     39,640
Wild Oats Markets, Inc.(a).................................... 1,928     23,290
                                                                      ---------
                                                                      1,587,536
                                                                      ---------
FOREST PRODUCTS & PAPER--0.7%
American Woodmark Corp........................................   668     16,560
Bowater, Inc.................................................. 3,600    110,592
Buckeye Technologies, Inc.(a)................................. 2,044     16,454
Caraustar Industries, Inc.(a)................................. 1,922     16,702
Chesapeake Corp............................................... 1,223     20,767
Deltic Timber Corp............................................   607     31,479
Glatfelter Co................................................. 2,881     40,881
Mercer International, Inc.-Sbi(a)............................. 1,900     14,934
Neenah Paper Inc..............................................   900     25,200
Potlatch Corp.(a)............................................. 2,020    102,980
Rock-Tenn Co., Class A........................................ 2,012     27,464
Schweitzer-Mauduit International, Inc.........................   941     23,318
Universal Forest Products, Inc................................   996     55,029
Wausau-Mosinee Paper Corp..................................... 2,778     32,919
Xerium Technologies, Inc......................................   800      6,728
                                                                      ---------
                                                                        542,007
                                                                      ---------
GAS--0.3%
EnergySouth, Inc..............................................   419     11,221
Laclede Group, Inc. (The)..................................... 1,478     43,172
NICOR, Inc.................................................... 3,000    117,930
Peoples Energy Corp........................................... 2,500     87,675
                                                                      ---------
                                                                        259,998
                                                                      ---------

  The accompanying notes are an integral part of these financial statements.

                                                                 Shares  Value
                                                                 ------ -------
HAND/MACHINE TOOLS--0.4%
Baldor Electric Co.............................................. 2,218   56,892
Franklin Electric Co., Inc...................................... 1,420   56,147
Kennametal, Inc................................................. 2,458  125,456
Powell Industries, Inc.(a)......................................   439    7,884
Regal-Beloit Corp............................................... 1,670   59,118
                                                                        -------
                                                                        305,497
                                                                        -------
HEALTH CARE--5.4%
Abiomed, Inc.(a)................................................ 1,200   11,088
Adeza Biomedical Corp.(a).......................................   300    6,315
Alliance Imaging, Inc.(a).......................................   825    4,909
Allied Healthcare International, Inc.(a)........................ 2,000   12,280
Amedisys, Inc.(a)............................................... 1,100   46,464
America Service Group, Inc.(a)..................................   650   10,309
American Dental Partners, Inc.(a)...............................   750   13,560
American Healthways, Inc.(a).................................... 2,112   95,568
American Medical Systems Holdings, Inc.(a)...................... 4,474   79,771
American Retirement Corp.(a).................................... 1,900   47,747
AMN Healthcare Services, Inc.(a)................................   718   14,202
AmSurg Corp.(a)................................................. 1,992   45,537
Andrx Corp.(a).................................................. 4,800   79,056
Angiodynamics, Inc.(a)..........................................   100    2,553
Animas Corp.(a).................................................   700   16,905
Apria Healthcare Group, Inc.(a)................................. 3,200   77,152
Arrow International, Inc........................................ 1,451   42,064
ArthroCare Corp.(a)............................................. 1,526   64,306
Aspect Medical Systems, Inc.(a).................................   988   33,938
Beverly Enterprises, Inc.(a).................................... 7,152   83,464
BioMarin Pharmaceutical, Inc.(a)................................ 4,772   51,442
Biosite, Inc.(a)................................................ 1,075   60,512
Brookdale Senior Living, Inc....................................   722   21,523
Bruker BioSciences Corp.(a)..................................... 2,470   12,004
Caliper Life Sciences, Inc.(a).................................. 2,100   12,348
Candela Corp.(a)................................................ 1,560   22,526
Cantel Medical Corp.(a).........................................   700   12,558
Centene Corp.(a)................................................ 2,726   71,667
Cepheid, Inc.(a)................................................ 2,754   24,180
Chemed Corp..................................................... 1,602   79,587
Compx International, Inc........................................   100    1,602
CONMED Corp.(a)................................................. 1,945   46,019
Cyberonics, Inc.(a)............................................. 1,506   48,644
Datascope Corp..................................................   716   23,664
Dexcom, Inc.(a).................................................   300    4,476
DHB Industries, Inc.(a)......................................... 1,898    8,484
Diagnostic Products Corp........................................ 1,516   73,602
Dionex Corp.(a)................................................. 1,341   65,816
DJ Orthopedics, Inc.(a)......................................... 1,359   37,481
Encore Medical Corp.(a)......................................... 2,800   13,860
Enzo Biochem, Inc.(a)........................................... 1,915   23,784
Enzon Pharmaceuticals, Inc.(a).................................. 3,079   22,785
ev3, Inc.(a)....................................................   600    8,844
Foxhollow Technologies, Inc.(a).................................   900   26,811
Genesis HealthCare Corp.(a)..................................... 1,248   45,577
Gentiva Health Services, Inc.(a)................................ 1,638   24,144
Haemonetics Corp.(a)............................................ 1,644   80,326
Healthtronics, Inc.(a).......................................... 2,300   17,595
Hologic, Inc.(a)................................................ 2,792  105,873
Hooper Holmes, Inc.............................................. 4,418   11,266

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
Horizon Health Corp.(a).......................................   600     13,578
ICU Medical, Inc.(a)..........................................   852     33,407
Immucor, Inc.(a).............................................. 2,959     69,122
Intermagnetics General Corp.(a)............................... 1,950     62,205
Intralase Corp.(a)............................................   800     14,264
Intuitive Surgical, Inc.(a)................................... 2,260    265,029
Invacare Corp................................................. 1,984     62,476
Inverness Medical Innovations, Inc.(a)........................ 1,323     31,368
IRIS International, Inc.(a)................................... 1,000     21,860
Kensey Nash Corp.(a)..........................................   535     11,786
Kindred Healthcare, Inc.(a)................................... 1,936     49,871
Kyphon, Inc.(a)............................................... 1,917     78,271
Laserscope(a)................................................. 1,253     28,142
LCA-Vision, Inc............................................... 1,450     68,890
LHC Group, Inc.(a)............................................   300      5,229
Lifeline Systems, Inc.(a).....................................   742     27,128
Luminex Corp.(a).............................................. 1,703     19,789
Matria Healthcare, Inc.(a).................................... 1,348     52,248
Medcath Corp.(a)..............................................   400      7,420
Mentor Corp................................................... 2,232    102,851
Meridian Bioscience, Inc...................................... 1,250     25,175
Merit Medical Systems, Inc.(a)................................ 1,846     22,410
Micro Therapeutics, Inc.(a)...................................   664      4,602
Molina Healthcare, Inc.(a)....................................   700     18,648
National Healthcare Corp......................................   364     13,606
Neurometrix, Inc.(a)..........................................   300      8,184
NxStage Medical, Inc.(a)......................................   374      4,473
Oakley, Inc................................................... 1,649     24,224
Occulogix, Inc.(a)............................................   700      5,040
Odyssey Healthcare, Inc.(a)................................... 2,335     43,524
Option Care, Inc.............................................. 1,352     18,063
OraSure Technologies, Inc.(a)................................. 2,904     25,613
Paincare Holdings, Inc.(a).................................... 3,200     10,432
Palomar Medical Technologies, Inc.(a)......................... 1,200     42,048
Pediatrix Medical Group, Inc.(a).............................. 1,510    133,741
PolyMedica Corp............................................... 1,521     50,908
PSS World Medical, Inc.(a).................................... 4,210     62,476
Psychiatric Solutions, Inc.(a)................................ 1,800    105,732
Radiation Therapy Services, Inc.(a)...........................   700     24,717
RehabCare Group, Inc.(a)...................................... 1,024     20,685
Res-Care, Inc.(a)............................................. 1,400     24,318
Somanetics Corp.(a)...........................................   600     19,200
SonoSite, Inc.(a)............................................. 1,095     38,336
Specialty Laboratories, Inc.(a)...............................   425      5,546
Stereotaxis, Inc.(a)..........................................   900      7,749
Steris Corp................................................... 4,500    112,590
Sunrise Senior Living, Inc.(a)................................ 2,246     75,713
Symbion, Inc.(a).............................................. 1,100     25,300
Symmetry Medical, Inc.(a).....................................   500      9,695
Thoratec Corp.(a)............................................. 3,137     64,905
TriPath Imaging, Inc.(a)...................................... 2,080     12,563
United Surgical Partners International, Inc.(a)............... 2,841     91,338
US Physical Therapy, Inc.(a)..................................   700     12,929
Ventana Medical Systems, Inc.(a).............................. 2,054     86,987
Viasys Healthcare, Inc.(a).................................... 2,134     54,844
VistaCare, Inc., Class A(a)...................................   621      7,763
Vital Images, Inc.(a).........................................   700     18,305
Vital Sign, Inc...............................................   313     13,403
WellCare Health Plans, Inc.(a)................................ 1,300     53,105
West Pharmaceutical Services, Inc............................. 2,102     52,613
Wright Medical Group, Inc.(a)................................. 1,934     39,454
Young Innovations, Inc........................................   282      9,611
Zoll Medical Corp.(a).........................................   557     14,031
                                                                      ---------
                                                                      4,385,721
                                                                      ---------

  The accompanying notes are an integral part of these financial statements.

                                                                 Shares  Value
                                                                 ------ -------
HOLDING COMPANIES--0.3%
Navigators Group, Inc.(a).......................................   800   34,888
Triarc Companies, Inc........................................... 2,935   43,585
Walter Industries, Inc.......................................... 2,508  124,698
                                                                        -------
                                                                        203,171
                                                                        -------
HOME BUILDERS--0.7%
Brookfield Homes Corp...........................................   916   45,553
Champion Enterprises, Inc.(a)................................... 4,944   67,337
Coachmen Industries, Inc........................................   878   10,369
Comstock Homebuilding Cos., Inc., Class A(a)....................   300    4,233
Fleetwood Enterprises, Inc.(a).................................. 3,758   46,411
Levitt Corp., Class A...........................................   990   22,513
M/I Schottenstein Homes, Inc....................................   784   31,846
Monaco Coach Corp............................................... 1,759   23,395
Orleans Homebuilders, Inc.......................................   277    5,083
Palm Harbor Homes, Inc.(a)......................................   583   10,960
Skyline Corp....................................................   437   15,907
Technical Olympic Usa, Inc...................................... 1,090   22,988
Thor Industries, Inc............................................ 2,258   90,477
WCI Communities, Inc.(a)........................................ 2,267   60,869
William Lyon Homes, Inc.(a).....................................   195   19,676
Williams Scotsman International, Inc.(a)........................ 1,009   17,466
Winnebago Industries, Inc....................................... 2,182   72,617
                                                                        -------
                                                                        567,700
                                                                        -------
HOME FURNISHINGS--0.6%
Bassett Furniture Industries, Inc...............................   658   12,173
DTS, Inc.(a).................................................... 1,100   16,280
Ethan Allen Interiors, Inc...................................... 2,300   84,019
Furniture Brands International, Inc............................. 3,200   71,456
Hooker Furniture Corp...........................................   683   11,713
Kimball International, Inc., Class B............................ 1,513   16,083
La-Z-Boy, Inc................................................... 3,400   46,104
Libbey, Inc.....................................................   860    8,789
Maytag Corp..................................................... 5,200   97,865
Movado Group, Inc............................................... 1,146   20,972
Select Comfort Corp.(a)......................................... 2,422   66,242
Standex International Corp......................................   903   25,067
Stanley Furniture Co., Inc......................................   786   18,219
                                                                        -------
                                                                        494,982
                                                                        -------
HOUSEHOLD PRODUCTS / WARES--0.8%
Blyth, Inc...................................................... 1,800   37,710
Central Garden & Pet Co.(a)..................................... 1,204   55,312
CNS, Inc........................................................   900   19,719
CSS Industries, Inc.............................................   317    9,741
Ennis Business Forms, Inc....................................... 1,761   31,997
Fossil, Inc.(a)................................................. 3,100   66,681
Harland (John H.) Co.(a)........................................ 1,765   66,364
Jarden Corp.(a)................................................. 4,425  133,415
Lifetime Brands, Inc............................................   537   11,100
National Presto Industries, Inc.................................   301   13,349
Playtex Products, Inc.(a)....................................... 2,609   35,665
Russ Berrie & Co., Inc..........................................   733    8,371

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
Standard Register Co. (The)................................... 1,082     17,106
Tupperware Corp............................................... 3,493     78,244
Valence Technology, Inc.(a)................................... 2,919      4,495
Water Pik Technologies, Inc.(a)...............................   700     15,029
Yankee Candle Co. (The)....................................... 2,909     74,470
                                                                      ---------
                                                                        678,768
                                                                      ---------
INSURANCE--2.2%
21st Century Insurance Group.................................. 2,150     34,787
Affirmative Insurance Holdings, Inc...........................   600      8,754
Alfa Corp..................................................... 2,138     34,422
American Equity Investment Life Holding Co.................... 2,200     28,710
American Physicians Capital, Inc.(a)..........................   487     22,300
Argonaut Group, Inc.(a)....................................... 2,046     67,047
Baldwin & Lyons, Inc., Class B................................   435     10,571
Bristol West Holdings, Inc.................................... 1,100     20,933
Ceres Group, Inc.(a).......................................... 2,300     11,891
Citizens, Inc.(a)............................................. 2,250     12,263
CNA Surety Corp.(a)...........................................   942     13,725
Crawford & Co., Class B....................................... 1,638      9,435
Delphi Financial Group, Inc., Class A......................... 1,831     84,243
Direct General Corp........................................... 1,000     16,900
Donegal Group, Inc............................................   536     12,457
Emc Insurance Group, Inc......................................   407      8,116
Enstar Group, Inc.(a).........................................   241     15,966
FBL Financial Group, Inc., Class A............................   944     30,973
First Acceptance Corp.(a)..................................... 1,200     12,348
First Advantage Corp.(a)......................................   500     13,355
FPIC Insurance Group, Inc.(a).................................   600     20,820
Great American Financial Resources, Inc.......................   531     10,535
Harleysville Group, Inc.......................................   787     20,856
HealthExtras, Inc.(a)......................................... 1,478     37,098
Hilb, Rogal & Hamilton Co..................................... 2,123     81,757
Horace Mann Educators Corp.................................... 2,781     52,728
Independence Holding Co.......................................   273      5,337
Infinity Property & Casualty Corp............................. 1,286     47,852
James River Group, Inc.(a)....................................   300      5,955
Kansas City Life Insurance Co.................................   235     11,769
Kmg America Corp.(a).......................................... 1,500     13,770
LandAmerica Financial Group, Inc.............................. 1,144     71,386
Midland Co. (The).............................................   651     23,462
National Interstate Corp......................................   300      5,721
National Western Life Insurance Co., Class A..................   100     20,691
Odyssey Re Holdings Corp......................................   900     22,572
Ohio Casualty Corp............................................ 4,074    115,375
PICO Holdings, Inc.(a)........................................   519     16,743
PMA Capital Corp., Class A(a)................................. 2,097     19,146
Presidential Life Corp........................................ 1,439     27,399
ProAssurance Corp.(a)......................................... 1,776     86,384
Republic Cos., Group, Inc.....................................   400      6,192
RLI Corp...................................................... 1,444     72,012
Safety Insurance Group, Inc...................................   682     27,532
Seabright Insurance Holdings, Inc.(a).........................   500      8,315
Selective Insurance Group, Inc................................ 1,854     98,446
State Auto Financial Corp.....................................   899     32,778
Stewart Information Services Corp............................. 1,132     55,094
Tower Group, Inc.............................................. 1,200     26,376
Triad Guaranty, Inc.(a).......................................   585     25,734
U.S.I. Holdings Corp.(a)...................................... 2,942     40,511
UICI.......................................................... 2,300     81,673
United Fire & Casualty Co..................................... 1,050     42,452
Universal American Financial Corp.(a)......................... 1,797     27,099
Zenith National Insurance Corp................................ 1,773     81,771
                                                                      ---------
                                                                      1,812,537
                                                                      ---------

  The accompanying notes are an integral part of these financial statements.

                                                                 Shares  Value
                                                                 ------ -------
INTERNET COMPANIES--0.5%
Applied Digital Solutions, Inc.(a)..............................  4,366  12,530
Arbinet--theexchange, Inc.(a)...................................    400   2,804
Audible, Inc.(a)................................................  1,700  21,828
Avocent Corp.(a)................................................  3,200  87,008
Click Commerce, Inc.(a).........................................    500  10,510
Cogent Communications Group, Inc.(a)............................    400   2,196
NetFlix, Inc.(a)................................................  2,400  64,944
Nutri/System, Inc.(a)...........................................  1,600  57,632
Online Resources Corp.(a).......................................  1,500  16,575
Terremark Worldwide, Inc.(a)....................................  2,030   9,440
TIBCO Software, Inc.(a)......................................... 14,000 104,580
Vasco Data Security International(a)............................  1,700  16,762
WebMD Health Corp., Class A(a)..................................    456  13,247
                                                                        -------
                                                                        420,056
                                                                        -------
IRON / STEEL--1.0%
AK Steel Holding Corp.(a).......................................  7,154  56,874
Carpenter Technology Corp.......................................  1,743 122,829
Chaparral Steel Co.(a)..........................................  1,582  47,856
Cleveland-Cliffs, Inc...........................................  1,430 126,655
Gibraltar Steel, Inc............................................  1,675  38,425
Oregon Steel Mills, Inc.(a).....................................  2,400  70,608
Reliance Steel & Aluminum Co....................................  1,892 115,639
Roanoke Electric Steel Corp.....................................    700  16,520
Ryerson Tull, Inc...............................................  1,771  43,071
Schnitzer Steel Industries, Inc., Class A.......................  1,482  45,334
Steel Dynamics, Inc.............................................  2,679  95,131
Steel Technologies, Inc.........................................    700  19,593
Wheeling-Pittsburgh Corp.(a)....................................    500   4,510
                                                                        -------
                                                                        803,045
                                                                        -------
LEISURE TIME--0.3%
Callaway Golf Co................................................  5,000  69,201
Geo Group, Inc. (The)(a)........................................    589  13,506
K2, Inc.(a).....................................................  3,331  33,676
Life Time Fitness, Inc.(a)......................................  1,600  60,944
Marine Products Corp............................................    762   7,993
Nautilus Group, Inc. (The)......................................  2,230  41,612
NGP Capital Resources Co........................................  1,100  14,443
WMS Industries, Inc.(a).........................................  1,502  37,685
                                                                        -------
                                                                        279,060
                                                                        -------
LODGING--0.2%
Aztar Corp.(a)..................................................  2,323  70,595
Lodgian, Inc.(a)................................................  1,700  18,241
Marcus Corp.....................................................  1,397  32,830
Monarch Casino & Resort, Inc.(a)................................    600  13,560
Riviera Holdings Corp.(a).......................................    500   8,195
                                                                        -------
                                                                        143,421
                                                                        -------
MACHINERY--2.8%
Agco Corp.(a)...................................................  5,900  97,763

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
Alamo Group, Inc..............................................   400      8,200
Albany International Corp., Class A........................... 1,938     70,078
Applied Industrial Technologies, Inc.......................... 2,005     67,548
Astec Industries, Inc.(a)..................................... 1,000     32,660
Asyst Technologies, Inc.(a)................................... 3,242     18,544
Briggs & Stratton Corp........................................ 3,400    131,886
Bucyrus International, Inc.,--A............................... 1,300     68,510
Cascade Corp..................................................   827     38,795
Cognex Corp................................................... 2,680     80,641
Dycom Industries, Inc.(a)..................................... 3,132     68,904
Engineered Support Systems, Inc............................... 2,830    117,841
Esterline Technologies Corp.(a)............................... 1,748     65,008
Flowserve Corp.(a)............................................ 3,591    142,060
Gardner Denver, Inc.(a)....................................... 1,630     80,359
Gehl Co.(a)...................................................   800     21,000
Global Power Equipment Group, Inc.(a)......................... 2,394     10,821
Gorman-Rupp Co. (The).........................................   517     11,431
Insituform Technologies, Inc., Class A(a)..................... 1,830     35,447
Intevac Inc.(a)............................................... 1,400     18,480
iRobot Corp.(a)...............................................   297      9,899
JLG Industries, Inc........................................... 3,358    153,326
Kadant, Inc.(a)...............................................   854     15,799
Kaman Corp., Class A.......................................... 1,519     29,909
Knight Transportation, Inc.................................... 3,734     77,395
Kulicke & Soffa Industries, Inc.(a)........................... 3,545     31,338
Lincoln Electric Holding, Inc................................. 2,433     96,493
Lindsay Manufacturing Co......................................   697     13,403
Manitowoc Co., Inc. (The)..................................... 2,103    105,613
Middleby Corp.(a).............................................   300     25,950
NACCO Industries, Inc.........................................   309     36,199
Nordson Corp.................................................. 1,576     63,844
Paxar Corp.(a)................................................ 2,366     46,445
Presstek, Inc.(a)............................................. 1,971     17,818
Robbins & Myers, Inc..........................................   754     15,344
Sauer-Danfoss, Inc............................................   612     11,512
Semitool, Inc.(a)............................................. 1,002     10,902
Stewart & Stevenson Services, Inc............................. 1,997     42,197
Tecumseh Products Co., Class A................................ 1,053     24,124
Tennant Co....................................................   522     27,144
Turbochef Technologies, Inc.(a)...............................   800     11,488
Ultratech, Inc.(a)............................................ 1,656     27,192
Unova, Inc.(a)................................................ 3,183    107,585
Wabtec Corp................................................... 3,039     81,749
                                                                      ---------
                                                                      2,268,644
                                                                      ---------
MANUFACTURERS--0.6%
Crane Co...................................................... 3,400    119,918
EnPro Industries, Inc.(a)..................................... 1,452     39,131
Federal Signal Corp........................................... 3,152     47,312
Flanders Corp.(a).............................................   800      9,728
Freightcar America, Inc.......................................   500     24,040
Jacuzzi Brands, Inc.(a)....................................... 5,186     43,562
Lancaster Colony Corp......................................... 1,700     62,985
Sturm Ruger & Co., Inc........................................ 1,484     10,403
Tredegar Corp................................................. 1,927     24,839
Trinity Industries, Inc....................................... 2,641    116,389
                                                                      ---------
                                                                        498,307
                                                                      ---------
MANUFACTURING--0.4%
Acuity Brands, Inc............................................ 2,867     91,171

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
Applied Films Corp.(a)........................................  1,079    22,411
Blount International, Inc.(a).................................  2,000    31,860
ESCO Technologies, Inc.(a)....................................  1,616    71,896
Hexcel Corp.(a)...............................................  3,926    70,864
Kaydon Corp...................................................  1,915    61,548
Reddy Ice Holdings, Inc.......................................    700    15,267
                                                                      ---------
                                                                        365,017
                                                                      ---------
MEDIA--1.4%
Banta Corp....................................................  1,594    79,382
Beasley Broadcast Group, Inc., Class A........................    428     5,782
Citadel Broadcasting Corp.....................................  2,900    38,976
Courier Corp..................................................    585    20,089
Cox Radio, Inc.(a)............................................  2,500    35,200
Crown Media Holdings, Inc.(a).................................    938     8,601
Cumulus Media, Inc., Class A(a)...............................  3,404    42,244
Emmis Communications Corp.(a).................................  2,068    41,174
Entercom Communications Corp.(a)..............................  2,400    71,208
Entravision Communications Corp.(a)...........................  5,000    35,600
Fisher Communications, Inc.(a)................................    426    17,649
Gemstar-TV Guide International, Inc.(a)....................... 16,000    41,760
Gray Television, Inc..........................................  3,016    29,617
Hollinger International, Inc..................................  4,013    35,956
Journal Communications, Inc...................................  1,900    26,505
Journal Register Co...........................................  2,712    40,544
Jupitermedia Corp.(a).........................................  1,400    20,692
Liberty Corp..................................................    951    44,516
Lin TV Corp., Class A(a)......................................  1,816    20,230
LodgeNet Entertainment Corp.(a)...............................    985    13,731
Media General Inc., Class A...................................  1,400    70,980
Mediacom Communications Corp.(a)..............................  4,163    22,855
Outdoor Channel Holdings, Inc.(a).............................    500     6,750
Playboy Enterprises, Inc., Class B(a).........................  1,398    19,418
Primedia, Inc.(a)............................................. 10,149    16,340
Radio One, Inc., Class D(a)...................................  5,400    55,890
Readers Digest Association, Inc...............................  6,500    98,931
Regent Communications, Inc.(a)................................  2,348    10,895
Saga Communications, Inc.(a)..................................  1,052    11,435
Salem Communications Corp., Class A(a)........................    678    11,858
Scholastic Corp.(a)...........................................  2,200    62,722
Sinclair Broadcast Group, Inc., Class A.......................  3,088    28,410
Spanish Broadcasting System, Inc., Class A(a).................  2,574    13,153
TiVo, Inc.(a).................................................  3,945    20,198
Value Line, Inc...............................................     38     1,338
WorldSpace Inc., Class A(a)...................................    800    11,608
WPT Enterprises, Inc.(a)......................................    300     1,782
                                                                      ---------
                                                                      1,134,019
                                                                      ---------
METAL FABRICATE / HARDWARE--0.5%
AM Castle & Co.(a)............................................    600    13,104
CIRCOR International, Inc.....................................  1,115    28,611
Dynamic Materials Corp........................................    400    12,008
Jorgensen (Earle M.) Co.(a)...................................  1,300    11,999
Lawson Products, Inc..........................................    294    11,096
NN, Inc.......................................................  1,044    11,066
Omega Flex, Inc.(a)...........................................    200     3,478
RBC Bearings, Inc.(a).........................................    600     9,750
Shaw Group, Inc. (The)(a).....................................  5,034   146,438
Sun Hydraulics Corp...........................................    450     8,699
Valmont Industries, Inc.......................................  1,067    35,702
Worthington Industries, Inc...................................  4,500    86,445
                                                                      ---------
                                                                        378,396
                                                                      ---------

  The accompanying notes are an integral part of these financial statements.

                                                                 Shares  Value
                                                                 ------ -------
METALS - DIVERSIFIED--0.9%
Ameron International Corp.......................................    568  25,889
Commercial Metals Co............................................  3,886 145,881
Griffon Corp.(a)................................................  1,929  45,929
Gulf Island Fabrication, Inc....................................    527  12,811
Matthews International Corp., Class A...........................  2,128  77,480
Maverick Tube Corp.(a)..........................................  2,853 113,721
Mueller Industries, Inc.........................................  2,466  67,618
NS Group, Inc.(a)...............................................  1,537  64,262
Quanex Corp.....................................................  1,634  81,651
RTI International Metals, Inc.(a)...............................  1,570  59,582
                                                                        -------
                                                                        694,824
                                                                        -------
MINING--0.5%
AMCOL International Corp........................................  1,470  30,164
Brush Engineered Materials, Inc.(a).............................  1,371  21,799
Century Aluminum Co.(a).........................................  1,574  41,255
Charles & Colvard Ltd...........................................    735  14,847
Coeur d'Alene Mines Corp.(a).................................... 15,574  62,296
Compass Minerals International, Inc.............................  1,400  34,356
Hecla Mining Co.(a).............................................  8,224  33,389
Royal Gold, Inc.................................................  1,245  43,239
Stillwater Mining Co.(a)........................................  2,701  31,251
Titanium Metals Corp.(a)........................................    700  44,282
USEC, Inc.......................................................  5,568  66,537
                                                                        -------
                                                                        423,415
                                                                        -------
OFFICE / BUSINESS EQUIPMENT--0.3%
Global Imaging Systems, Inc.(a).................................  1,654  57,278
IKON Office Solutions, Inc......................................  7,500  78,075
Insight Enterprises, Inc.(a)....................................  3,151  61,791
Knoll, Inc......................................................    700  11,977
TRM Corp.(a)....................................................    900   6,705
                                                                        -------
                                                                        215,826
                                                                        -------
OIL & GAS PRODUCERS--3.6%
ATP Oil & Gas Corp.(a)..........................................  1,300  48,113
Atwood Oceanics, Inc.(a)........................................    874  68,198
Berry Petroleum Co., Class A....................................  1,137  65,036
Bois D'ARC Energy, Inc.(a)......................................    800  12,688
Cabot Oil & Gas Corp............................................  3,145 141,840
CAL Dive International, Inc.(a).................................  5,070 181,963
Carrizo Oil & Gas, Inc.(a)......................................  1,300  32,123
Cascade Natural Gas Corp........................................    658  12,838
Cimarex Energy Co.(a)...........................................  5,290 227,524
Clayton Williams Energy, Inc.(a)................................    402  16,779
Encore Acquisition Co.(a).......................................  3,212 102,912
Endeavour International Corp.(a)................................  3,800  12,540
Energy Partners, Ltd.(a)........................................  2,258  49,202
Frontier Oil Corp...............................................  3,580 134,357
Gasco Energy, Inc.(a)...........................................  4,400  28,732
Goodrich Petroleum Corp.(a).....................................    600  15,090
Grey Wolf, Inc.(a).............................................. 12,456  96,285
Hanover Compressor Co.(a).......................................  5,857  82,642
Harvest Natural Resources, Inc.(a)..............................  2,503  22,227

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
Holly Corp....................................................  1,376    81,005
Houston Exploration Co.(a)....................................  1,896   100,109
McMoRan Exploration Co.(a)....................................  1,285    25,404
Meridian Resource Corp. (The)(a)..............................  6,002    25,208
New Jersey Resources Corp.....................................  1,934    81,015
Northwest Natural Gas Co......................................  1,907    65,181
Parallel Petroleum Corp.(a)...................................  2,300    39,123
Parker Drilling Co.(a)........................................  6,213    67,287
Penn Virginia Corp............................................  1,240    71,176
Petrohawk Energy Corp.(a).....................................  3,400    44,948
Petroleum Development Corp.(a)................................  1,014    33,807
Petroquest Energy, Inc.(a)....................................  2,700    22,356
Pioneer Drilling Co.(a).......................................  1,400    25,102
Remington Oil & Gas Corp.(a)..................................  1,481    54,057
RPC, Inc......................................................  1,435    37,798
SEACOR Holdings, Inc.(a)......................................  1,193    81,243
South Jersey Industries, Inc..................................  1,910    55,657
Southwest Gas Corp............................................  2,471    65,234
St. Mary Land & Exploration Co................................  3,736   137,522
Stone Energy Corp.(a).........................................  1,554    70,754
Superior Energy Services, Inc.(a).............................  5,056   106,429
Swift Energy Co.(a)...........................................  1,868    84,191
Toreador Resources Corp.(a)...................................  1,003    21,133
Tri-Valley Corp.(a)...........................................  1,400    10,892
W&T Offshore, Inc.............................................    800    23,520
W-H Energy Services, Inc.(a)..................................  1,940    64,175
Warren Resources, Inc.(a).....................................  1,500    23,730
WD-40 Co......................................................  1,174    30,829
                                                                      ---------
                                                                      2,899,974
                                                                      ---------
OIL & GAS SERVICES--2.2%
Alon USA Energy, Inc.(a)......................................    700    13,755
Aquila, Inc.(a)............................................... 24,283    87,419
Atlas America, Inc.(a)........................................    787    47,393
Bill Barrett Corp.............................................    800    30,888
Brigham Exploration Co.(a)....................................  1,700    20,162
Bronco Drilling Co., Inc.(a)..................................    416     9,572
Callon Petroleum Co.(a).......................................    800    14,120
CARBO Ceramics, Inc...........................................  1,285    72,628
Cheniere Energy, Inc.(a)......................................  3,100   115,382
Comstock Resources, Inc.(a)...................................  2,664    81,279
Crosstex Energy, Inc..........................................    400    25,224
Delta Petroleum Corp.(a)......................................  2,300    50,071
Dril-Quip, Inc.(a)............................................    440    20,768
Edge Petroleum Corp.(a).......................................  1,200    29,892
FX Energy, Inc.(a)............................................  2,300    18,354
Giant Industries, Inc.(a).....................................    900    46,764
Global Industries Ltd.(a).....................................  5,385    61,120
Hercules Offshore, Inc.(a)....................................    598    16,989
Hornbeck Offshore Services, Inc.(a)...........................  1,300    42,510
Hydril(a).....................................................  1,227    76,810
Input/Output, Inc.(a).........................................  4,560    32,057
Lone Star Technologies, Inc.(a)...............................  2,089   107,918
Lufkin Industries, Inc........................................    940    46,878
Markwest Hydrocarbon, Inc.....................................    300     6,603
Newpark Resources, Inc.(a)....................................  5,462    41,675
Oceaneering International, Inc.(a)............................  1,648    82,037
Oil States International, Inc.(a).............................  2,654    84,079
Superior Well Services, Inc.(a)...............................    400     9,504
Tetra Technologies, Inc.(a)...................................  2,295    70,043
Todco, Class A................................................  3,100   117,986

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
TransMontaigne, Inc.(a)....................................... 2,880     19,008
Union Drilling, Inc.(a).......................................   574      8,340
Universal Compression Holdings, Inc.(a)....................... 1,194     49,097
Veritas DGC, Inc.(a).......................................... 2,234     79,285
WGL Holdings Inc.............................................. 3,200     96,192
Whiting Petroleum Corp.(a).................................... 2,300     92,000
                                                                      ---------
                                                                      1,823,802
                                                                      ---------
PACKAGING & CONTAINERS--0.2%
Graphic Packaging Corp.(a).................................... 4,400     10,032
Greif Inc., Class A...........................................   948     62,833
Longview Fibre Co............................................. 3,317     69,027
Silgan Holdings, Inc.......................................... 1,458     52,663
                                                                      ---------
                                                                        194,555
                                                                      ---------
PHARMACEUTICALS--4.0%
Abaxis, Inc.(a)............................................... 1,400     23,072
Abgenix, Inc.(a).............................................. 5,877    126,414
Acadia Pharmaceuticals, Inc.(a)............................... 1,000      9,850
Adams Respiratory Therapeutics, Inc.(a).......................   500     20,330
Adolor Corp.(a)............................................... 2,616     38,194
Align Technology, Inc.(a)..................................... 4,161     26,922
Alkermes, Inc.(a)............................................. 5,919    113,171
Allscripts Healthcare Solutions, Inc.(a)...................... 2,257     30,244
Alpharma, Inc., Class A....................................... 2,560     72,986
Amylin Pharmaceuticals, Inc.(a)............................... 7,100    283,431
Antigenics, Inc.(a)........................................... 1,966      9,358
Array Biopharma, Inc.(a)...................................... 2,100     14,721
AtheroGenics, Inc.(a)......................................... 2,534     50,705
Avanir Pharmaceuticals(a)..................................... 7,900     27,176
Bentley Pharmaceuticals, Inc.(a).............................. 1,152     18,904
Bio-Reference Labs, Inc.(a)...................................   600     11,286
Bioenvision, Inc.(a).......................................... 2,700     17,631
Bioscrip, Inc.(a)............................................. 2,600     19,604
Caraco Pharm Labs, Inc.(a)....................................   600      5,388
Cell Genesys, Inc.(a)......................................... 2,990     17,731
Cell Therapeutics, Inc.(a).................................... 4,680     10,202
Connetics Corp.(a)............................................ 2,317     33,481
Conor Medsystems, Inc.........................................   500      9,675
Cubist Pharmaceuticals, Inc.(a)............................... 3,469     73,716
CV Therapeutics, Inc.(a)...................................... 2,830     69,986
Cypress Bioscience, Inc.(a)................................... 2,000     11,560
Dendreon Corp.(a)............................................. 4,053     21,967
Digene Corp.(a)............................................... 1,121     32,700
Discovery Laboratories, Inc.(a)............................... 3,653     24,402
DOV Pharmaceutical, Inc.(a)................................... 1,547     22,710
Durect Corp.(a)............................................... 2,766     14,024
Dusa Pharmaceuticals, Inc.(a)................................. 1,200     12,924
Epix Medical, Inc.(a)......................................... 1,648      6,658
First Horizon Pharmaceutical Corp.(a)......................... 1,846     31,844
Geron Corp.(a)................................................ 4,123     35,499
Hi-Tech Pharmacal Co, Inc.(a).................................   300     13,287
I-Flow Corp.(a)............................................... 1,400     20,468
Idenix Pharmaceuticals, Inc.(a)............................... 1,000     17,110
Immunogen, Inc.(a)............................................ 2,870     14,723
Inspire Pharmaceuticals, Inc.(a).............................. 2,776     14,102
InterMune, Inc.(a)............................................ 1,743     29,282
Introgen Therapeutics, Inc.(a)................................ 1,300      6,851
Isis Pharmaceuticals, Inc.(a)................................. 4,663     24,434
Ista Pharmaceuticals, Inc.(a).................................   800      5,088

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
KV Pharmaceuticals Co.(a).....................................  2,361    48,637
Mannatech, Inc................................................  1,000    13,810
Mannkind Corp.(a).............................................  1,700    19,142
Medarex, Inc.(a)..............................................  7,220    99,997
Medicines Co. (The)(a)........................................  3,244    56,608
Medicis Pharmaceutical Corp., Class A.........................  3,500   112,175
MGI Pharma, Inc.(a)...........................................  5,000    85,800
Nabi Biopharmaceuticals(a)....................................  3,993    13,496
Nastech Pharmaceutical Co., Inc.(a)...........................  1,400    20,608
Nature's Sunshine Products, Inc...............................    700    12,656
NBTY, Inc.(a).................................................  3,600    58,500
NeoPharm, Inc.(a).............................................  1,051    11,340
Neurocrine Biosciences, Inc.(a)...............................  2,400   150,552
Neurogen Corp.(a).............................................  1,600    10,544
New River Pharmaceuticals, Inc.(a)............................    400    20,752
NitroMed, Inc.(a).............................................  1,000    13,950
Noven Pharmaceuticals, Inc.(a)................................  1,622    24,541
NPS Pharmaceuticals, Inc.(a)..................................  2,950    34,928
Nu Skin Enterprises, Inc., Class A............................  3,664    64,413
NuVasive, Inc.(a).............................................  1,100    19,910
Nuvelo, Inc.(a)...............................................  2,768    22,448
Onyx Pharmaceuticals, Inc.(a).................................  2,595    74,632
Pain Therapeutics, Inc.(a)....................................  1,918    12,966
Par Pharmaceutical Cos., Inc.(a)..............................  2,300    72,082
PAREXEL International Corp.(a)................................  1,806    36,590
Penwest Pharmaceuticals Co.(a)................................  1,353    26,411
Perrigo Co....................................................  5,450    81,260
Pharmion Corp.(a).............................................  1,700    30,209
POZEN, Inc.(a)................................................  1,653    15,852
Prestige Brands Holdings, Inc.................................  1,900    23,750
Progenics Pharmaceuticals, Inc.(a)............................  1,269    31,738
Renovis, Inc.(a)..............................................  1,600    24,480
Rigel Pharmaceuticals, Inc.(a)................................  1,500    12,540
Salix Pharmaceuticals Ltd.(a).................................  2,968    52,177
Serologicals Corp.(a).........................................  2,332    46,034
SuperGen, Inc.(a).............................................  3,480    17,574
Sybron Dental Specialties, Inc.(a)............................  2,635   104,899
Tanox, Inc.(a)................................................  1,686    27,600
Threshold Pharmaceuticals, Inc................................    500     7,225
Tiens Biotech Group USA, Inc.(a)..............................    300     1,086
United Therapeutics, Inc.(a)..................................  1,493   103,196
USANA Health Sciences, Inc.(a)................................    691    26,507
ViaCell, Inc.(a)..............................................    500     2,810
Vnus Medical Technologies, Inc.(a)............................    300     2,514
Xenoport Inc.(a)..............................................    300     5,394
Zymogenetics, Inc.(a).........................................  2,081    35,398
                                                                      ---------
                                                                      3,283,542
                                                                      ---------
REAL ESTATE--0.6%
Avatar Holdings(a)............................................    380    20,870
California Coastal Communities Inc.(a)........................    500    19,615
Consolidated-Tomoka Land Co...................................    343    24,319
Corrections Corp. of America(a)...............................  2,532   113,863
Housevalues, Inc.(a)..........................................    400     5,212
Jones Lang LaSalle, Inc.......................................  2,187   110,115
La Quinta Corp.(a)............................................ 13,147   146,457
Tarragon Realty Investors, Inc.(a)............................    825    17,012
Trammell Crow Co.(a)..........................................  2,304    59,098
United Capital Corp.(a).......................................    200     4,934
ZipRealty, Inc.(a)............................................    400     3,368
                                                                      ---------
                                                                        524,863
                                                                      ---------

  The accompanying notes are an integral part of these financial statements.

                                                                 Shares  Value
                                                                 ------ -------
REAL ESTATE INVESTMENT TRUSTS--6.1%
Aames Investment Corp........................................... 2,700   17,442
Acadia Realty Trust............................................. 1,909   38,275
Affordable Residential Communities.............................. 1,800   17,154
Agree Realty Corp...............................................   500   14,450
Alexander's, Inc.(a)............................................    90   22,095
Alexandria Real Estate Equities, Inc............................ 1,464  117,852
American Campus Communities, Inc................................ 1,100   27,280
American Home Mortgage Investment Corp.......................... 2,810   91,522
AMLI Residential Properties Trust............................... 1,792   68,186
Anthracite Capital, Inc......................................... 3,443   36,255
Anworth Mortgage Asset Corp..................................... 3,276   23,915
Arbor Realty Trust, Inc.........................................   800   20,736
Ashford Hospitality Trust, Inc.................................. 2,300   24,127
Bedford Property Investors, Inc.................................   939   20,602
Bimini Mortgage Management, Inc(a).............................. 1,500   13,575
Biomed Realty Trust, Inc........................................ 2,900   70,760
Boykin Lodging Co.(a)........................................... 1,100   13,442
Brandywine Realty Trust......................................... 3,648  101,816
Capital Lease Funding, Inc...................................... 1,700   17,901
Capital Trust, Inc. (New York)..................................   700   20,496
Cedar Shopping Centers, Inc..................................... 1,700   23,919
CentraCore Properties Trust.....................................   662   17,788
Colonial Properties Trust....................................... 2,882  120,985
Columbia Equity Trust, Inc......................................   900   14,535
Commercial Net Lease Realty, Inc................................ 3,403   69,319
Corporate Office Properties Trust............................... 1,942   69,019
Cousins Properties, Inc......................................... 2,600   73,580
CRIIMI MAE, Inc.(a)............................................. 1,100   21,780
Deerfield Triarc Capital Corp................................... 1,600   21,920
Diamondrock Hospitality Co...................................... 1,700   20,332
Digital Realty Trust, Inc.......................................   800   18,104
EastGroup Properties, Inc....................................... 1,438   64,940
Ecc Capital Corp................................................ 3,900    8,814
Education Realty Trust, Inc..................................... 1,700   21,913
Entertainment Properties Trust.................................. 1,633   66,545
Equity Inns, Inc................................................ 3,529   47,818
Equity Lifestyle Properties..................................... 1,249   55,581
Equity One, Inc................................................. 2,512   58,077
Extra Space Storage, Inc........................................ 2,500   38,500
FelCor Lodging Trust, Inc....................................... 3,400   58,514
Fieldstone Investment Corp...................................... 3,200   37,952
First Industrial Realty Trust, Inc.............................. 2,930  112,805
First Potomac Realty Trust...................................... 1,400   37,240
Getty Realty Corp............................................... 1,216   31,969
Glenborough Realty Trust, Inc................................... 2,188   39,603
Glimcher Realty Trust........................................... 2,420   58,854
GMH Communities Trust........................................... 2,700   41,877
Government Properties Trust, Inc................................ 1,300   12,129
Gramercy Capital Corp/New York(a)............................... 1,100   25,058
Heritage Property Investment Trust, Inc......................... 1,920   64,128
Hersha Hospitality Trust........................................ 1,400   12,614
Highland Hospitality Corp....................................... 3,300   36,465
Highwoods Properties, Inc....................................... 3,545  100,855
Home Properties of New York, Inc................................ 2,146   87,557
HomeBanc Corp./Atlanta GA....................................... 3,900   29,172
Impac Mortgage Holdings, Inc.................................... 4,865   45,780
Inland Real Estate Corp......................................... 4,400   65,076
Innkeepers USA Trust............................................ 2,751   44,016
Investors Real Estate Trust..................................... 2,930   27,044

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
JER Investors Trust, Inc......................................   800     13,560
Kilroy Realty Corp............................................ 1,886    116,743
Kite Realty Group Trust....................................... 1,900     29,393
LaSalle Hotel Properties...................................... 2,207     81,041
Lexington Corp. Properties Trust.............................. 3,371     71,802
LTC Properties, Inc........................................... 1,569     32,996
Luminent Mortgage Capital, Inc................................ 2,700     20,277
Maguire Properties, Inc....................................... 2,300     71,070
Medical Properties Trust, Inc.................................   800      7,824
Meristar Hospitality Corp.(a)................................. 5,653     53,138
MFA Mortgage Investments, Inc................................. 5,338     30,427
Mid-America Apartment Communities, Inc........................ 1,178     57,133
MortgageIT Holdings, Inc...................................... 1,636     22,348
National Health Investors, Inc................................ 1,610     41,796
National Health Realty, Inc...................................   400      7,428
Nationwide Health Properties, Inc............................. 4,383     93,796
Newcastle Investment Corp..................................... 2,880     71,568
Newkirk Realty Trust, Inc.....................................   976     15,128
Northstar Realty Finance Corp................................. 1,200     12,228
Novastar Financial, Inc....................................... 1,822     51,216
Omega Healthcare Investors, Inc............................... 3,664     46,130
One Liberty Properties, Inc...................................   500      9,205
Origen Financial, Inc......................................... 1,200      8,544
Parkway Properties, Inc.......................................   868     34,842
Pennsylvania Real Estate Investment Trust..................... 2,350     87,796
Post Properties, Inc.......................................... 2,637    105,348
Prentiss Properties Trust..................................... 2,949    119,965
PS Business Parks, Inc........................................ 1,111     54,661
RAIT Investment Trust......................................... 1,930     50,026
Ramco-Gershenson Properties Trust.............................   900     23,985
Redwood Trust, Inc............................................ 1,296     53,473
Saul Centers, Inc.............................................   698     25,198
Saxon Capital, Inc............................................ 3,200     36,256
Senior Housing Properties Trust............................... 3,902     65,983
Sizeler Property Investors, Inc............................... 1,300     16,705
Sovran Self Storage, Inc...................................... 1,058     49,694
Spirit Finance Corp........................................... 4,400     49,940
Strategic Hotel Capital, Inc.................................. 2,800     57,624
Sun Communities, Inc..........................................   970     30,458
Sunstone Hotel Investors, Inc................................. 2,000     53,140
Tanger Factory Outlet Centers, Inc............................ 2,134     61,331
Taubman Centers, Inc.......................................... 3,250    112,938
Town & Country Trust (The).................................... 1,230     41,586
Trustreet Properties, Inc..................................... 3,749     54,810
U-STORE IT Trust.............................................. 2,700     56,835
Universal Health Realty Income Trust..........................   758     23,756
Urstadt Biddle Properties, Inc., Class A...................... 1,453     23,553
Washington Real Estate Investment Trust....................... 2,750     83,463
Winston Hotels, Inc........................................... 1,786     17,681
                                                                      ---------
                                                                      4,935,896
                                                                      ---------
RETAIL--5.2%
1-800 CONTACTS, Inc.(a).......................................   511      5,984
1-800-FLOWERS.COM, Inc.(a).................................... 1,691     10,856
99 Cents Only Stores, Inc., (Ipo)(a).......................... 2,800     29,288
AC Moore Arts & Crafts, Inc.(a)...............................   911     13,255
Aeropostale, Inc.(a).......................................... 3,637     95,653
AFC Enterprises............................................... 1,400     21,168
Allion Healthcare, Inc.(a)....................................   300      3,495
America's Car-Mart, Inc.(a)...................................   529      8,739
Asbury Automotive Group, Inc.(a)..............................   765     12,592

  The accompanying notes are an integral part of these financial statements.

                                                                 Shares  Value
                                                                 ------ -------
Big 5 Sporting Goods Corp.(a)...................................  1,395  30,537
Big Lots, Inc...................................................  7,400  88,874
Blair Corp......................................................    214   8,333
Blockbuster, Inc................................................ 12,400  46,500
Bob Evans Farms, Inc............................................  2,377  54,814
Bombay Co., Inc. (The)..........................................  2,389   7,071
Bon-Ton Stores, Inc., (The).....................................    400   7,652
Brown Shoe Co., Inc.............................................  1,142  48,455
Buckle, Inc. (The)..............................................    481  15,507
Buffalo Wild Wings, Inc.(a).....................................    400  13,284
BUILD-A-BEAR Workshop, Inc.(a)..................................    600  17,784
Burlington Coat Factory Warehouse Corp..........................  1,051  42,261
Cabela's, Inc.(a)...............................................  2,100  34,860
California Pizza Kitchen, Inc.(a)...............................  1,373  43,895
Casey's General Store, Inc......................................  3,293  81,666
Cash America International, Inc.................................  1,974  45,777
Casual Male Retail Group, Inc.(a)...............................  1,764  10,813
Cato Corp., Class A.............................................  2,106  45,174
Charlotte Russe Holding, Inc.(a)................................    941  19,601
Charming Shoppes, Inc.(a).......................................  7,821 103,237
Children's Place Retail Stores, Inc. (The)(a)...................  1,428  70,572
Christopher & Banks Corp........................................  2,360  44,321
Citi Trends, Inc.(a)............................................    200   8,538
CKE Restaurant, Inc.............................................  3,793  51,243
Coldwater Creek, Inc............................................  2,402  73,333
Conn's, Inc.(a).................................................    300  11,061
Cost Plus, Inc.(a)..............................................  1,564  26,823
CSK Auto Corp.(a)...............................................  2,953  44,531
Dave & Buster's, Inc.(a)........................................  1,018  17,927
Deb Shops, Inc..................................................    263   7,819
dELiA*s, Inc.(a)................................................  1,266  10,508
dELiA*s, Inc., Rights...........................................    146     146
Denny's Corp.(a)................................................  6,300  25,389
Design Within Reach, Inc.(a)....................................    725   3,843
Domino's Pizza, Inc.............................................  2,100  50,820
Dress Barn, Inc.(a).............................................  1,482  57,220
Drugstore.com, Inc.(a)..........................................  4,584  13,064
DSW, Inc., Class A(a)...........................................    700  18,354
Finish Line, Inc., (The), Class A...............................  2,742  47,766
First Cash Financial Services, Inc.(a)..........................    800  23,328
Fred's, Inc.....................................................  2,600  42,302
GameStop Corp., Class A(a)......................................  3,567 113,501
Genesco, Inc.(a)................................................  1,414  54,849
Golf Galaxy, Inc.(a)............................................    300   5,745
Group 1 Automotive, Inc.(a).....................................  1,312  41,236
Guitar Center, Inc.(a)..........................................  1,831  91,568
Haverty Furniture Companies, Inc................................  1,337  17,234
Hibbet Sporting Goods, Inc.(a)..................................  2,291  65,248
Hot Topic, Inc.(a)..............................................  2,946  41,981
Jill (J.) Group, Inc., (The)(a).................................  1,401  26,661
Jo-Ann Stores, Inc.(a)..........................................  1,445  17,051
Joseph A. Bank Clothiers, Inc...................................    917  39,807
Kenneth Cole Productions, Class A...............................    533  13,592
Krispy Kreme Doughnuts, Inc.(a).................................  3,800  21,812
Linens 'N Things, Inc.(a).......................................  2,956  78,630
Lithia Motors, Inc., Class A....................................  1,104  34,710
Lone Star Steakhouse & Saloon, Inc..............................  1,243  29,509
Longs Drug Stores Corp..........................................  1,963  71,434
Luby's, Inc.(a).................................................  1,600  21,280
MarineMax, Inc.(a)..............................................    969  30,591
McCormick & Schmick's Seafood Restaurants, Inc.(a)..............    500  11,305
Movie Gallery, Inc..............................................  1,728   9,694

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
New York & Company, Inc.(a)...................................    800    16,960
O'Charley's, Inc.(a)..........................................  1,552    24,072
Overstock.com, Inc.(a)........................................    711    20,015
Pacific Sunwear of California, Inc.(a)........................  4,900   122,107
Pantry, Inc., (The)(a)........................................  1,200    56,388
Payless ShoeSource, Inc.(a)...................................  4,516   113,351
Pep Boys-Manny, Moe & Jack, Inc...............................  3,635    54,125
PETCO Animal Supplies, Inc.(a)................................  3,700    81,215
Pier 1 Imports, Inc...........................................  5,600    48,888
Priceline.com, Inc.(a)........................................  1,777    39,663
Red Robin Gourmet Burgers(a)..................................    879    44,794
Regis Corp....................................................  2,900   111,853
Restoration Hardware, Inc.(a).................................  2,048    12,329
Retail Ventures, Inc.(a)......................................  1,200    14,928
Ruby Tuesday Inc..............................................  4,200   108,738
Rush Enterprises, Inc., Class A(a)............................  1,300    19,344
Ruth's Chris Steak House, Inc.(a).............................    800    14,480
Ryan's Restaurant Group, Inc.(a)..............................  2,764    33,334
School Specialty, Inc.(a).....................................  1,463    53,312
Sharper Image Corp.(a)........................................    670     6,526
Smart & Final, Inc.(a)........................................    838    10,793
Sonic Automotive, Inc.........................................  1,975    44,003
Sports Authority, Inc., (The)(a)..............................  1,803    56,127
Stage Stores, Inc.............................................  1,806    53,783
Steak n Shake Company (The)(a)................................  1,932    32,747
Stein Mart, Inc...............................................  1,732    31,436
Syms Corp.....................................................    400     5,776
Systemax, Inc.(a).............................................    627     3,912
Talbots, Inc..................................................  1,600    44,512
Texas Roadhouse, Inc.(a)......................................  2,700    41,985
Too, Inc.(a)..................................................  2,322    65,504
Tractor Supply Co.(a).........................................  2,125   112,497
Trans World Entertainment Corp.(a)............................  1,194     6,806
Tuesday Morning Corp..........................................  1,730    36,192
Under Armour, Inc., Class A(a)................................    749    28,694
United Auto Group, Inc........................................  1,826    69,753
West Marine, Inc.(a)..........................................    842    11,771
Wet Seal Inc., (The) Class A(a)...............................  3,900    17,316
Wilsons The Leather Experts, Inc.(a)..........................  1,200     4,356
Zale Corp.(a).................................................  3,268    82,190
Zumiez, Inc.(a)...............................................    200     8,644
                                                                      ---------
                                                                      4,218,690
                                                                      ---------
SEMICONDUCTORS--3.1%
ADE Corp.(a)..................................................    600    14,436
Advanced Analogic Technologies, Inc.(a).......................    700     9,695
Amis Holdings, Inc.(a)........................................  2,900    30,885
Amkor Technologies, Inc.(a)...................................  6,500    36,400
Applied Micro Circuits Corp.(a)............................... 20,000    51,400
Atmel Corp.(a)................................................ 27,400    84,666
August Technology Corp.(a)....................................  1,100    12,089
Axcelis Technologies, Inc.(a).................................  6,934    33,075
Brooks Automation, Inc.(a)....................................  4,801    60,157
Cirrus Logic, Inc.(a).........................................  5,583    37,294
Cohu, Inc.....................................................  1,354    30,966
Conexant Systems, Inc.(a)..................................... 30,700    69,382
Credence Systems Corp.(a).....................................  5,856    40,758
Cypress Semiconductor Corp.(a)................................  8,600   122,550
EMCORE Corp.(a)...............................................  2,600    19,292
Emulex Corp.(a)...............................................  5,400   106,866
Entegris, Inc.(a).............................................  7,663    72,185

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
Fairchild Semiconductor International, Inc. - Class A(a)......  7,800   131,898
Formfactor, Inc.(a)...........................................  2,300    56,189
Genesis Microchip, Inc.(a)....................................  2,240    40,522
Hittite Microwave Corp.(a)....................................    300     6,942
Ikanos Communications, Inc.(a)................................    416     6,132
Integrated Silicon Solution, Inc.(a)..........................  2,400    15,456
Intergrated Device Technology, Inc.(a)........................ 12,810   168,835
IXYS Corp.(a).................................................  1,680    19,639
Kopin Corp.(a)................................................  4,592    24,567
Lattice Semiconductor Corp.(a)................................  7,380    31,882
Leadis Technology, Inc.(a)....................................  1,300     6,695
LTX Corp.(a)..................................................  4,281    19,265
MIPS Technologies, Inc.(a)....................................  2,800    15,904
Monolithic Power Systems, Inc.(a).............................  1,200    17,988
Netlogic Microsystems, Inc.(a)................................    600    16,344
OmniVision Technologies, Inc.(a)..............................  3,708    74,012
ON Semiconductor Corp.(a).....................................  9,355    51,733
Pericom Semiconductor Corp.(a)................................  1,767    14,083
Pixelworks, Inc.(a)...........................................  3,247    16,495
PLX Technology, Inc.(a).......................................  1,600    13,760
PMC-Sierra, Inc.(a)........................................... 11,700    90,207
Portalplayer, Inc.(a).........................................  1,100    31,152
Rambus, Inc.(a)...............................................  6,500   105,235
Semtech Corp.(a)..............................................  4,800    87,648
Sigmatel, Inc.(a).............................................  2,400    31,440
Silicon Laboratories, Inc.(a).................................  2,800   102,648
Sirf Technology Holdings, Inc.(a).............................  2,300    68,540
Skyworks Solutions, Inc.(a)................................... 10,205    51,943
Sunpower Corp.(a).............................................    511    17,369
Tessera Technologies, Inc.(a).................................  3,000    77,550
TranSwitch Corp.(a)...........................................  7,200    13,176
TriQuint Semiconductor, Inc.(a)...............................  8,986    39,988
Varian Semiconductor Equipment Associates, Inc.(a)............  2,396   105,256
Veeco Instruments, Inc.(a)....................................  1,809    31,350
Virage Logic Corp.(a).........................................    800     7,904
Vitesse Semiconductor Corp.(a)................................ 15,036    28,869
Volterra Semiconductor Corp.(a)...............................  1,100    16,500
                                                                      ---------
                                                                      2,487,212
                                                                      ---------
SOFTWARE--3.6%
Acxiom Corp...................................................  5,700   131,101
Alico, Inc....................................................    214     9,671
Alloy, Inc.(a)................................................  2,532     7,317
Altiris, Inc.(a)..............................................  1,538    25,977
American Reprographics Co.(a).................................    800    20,328
Amicas, Inc.(a)...............................................  3,100    15,376
Ansoft Corp.(a)...............................................    424    14,437
Ariba, Inc.(a)................................................  4,317    31,730
AsiaInfo Holdings, Inc.(a)....................................  2,401     9,556
Atari, Inc.(a)................................................  3,680     3,974
Blackbaud, Inc................................................    600    10,248
Blackboard, Inc.(a)...........................................  1,300    37,674
Borland Software Corp.(a).....................................  5,364    35,027
CNET Networks, Inc.(a)........................................  8,374   123,014
Computer Programs & Systems, Inc..............................    472    19,555
CSG Systems International, Inc.(a)............................  3,238    72,272
EarthLink, Inc.(a)............................................  7,770    86,325
eFunds Corp.(a)...............................................  2,987    70,015
Emageon, Inc.(a)..............................................    900    14,310
EPIQ Systems, Inc.(a).........................................    822    15,240
eResearch Technology, Inc.(a).................................  3,306    49,921

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
eSpeed, Inc.(a)...............................................  1,301    10,031
FileNET Corp.(a)..............................................  2,685    69,407
Homestore.com, Inc.(a)........................................  9,625    49,088
Identix, Inc.(a)..............................................  6,148    30,801
Infocrossing, Inc.(a).........................................  1,400    12,054
Informatica Corp.(a)..........................................  5,604    67,248
InfoSpace, Inc.(a)............................................  2,045    52,802
Inphonic, Inc.(a).............................................  1,100     9,559
Inter-Tel, Inc................................................  1,346    26,341
JDA Software Group, Inc.(a)...................................  1,998    33,986
Keane, Inc.(a)................................................  2,908    32,017
Lawson Software, Inc.(a)......................................  4,274    31,414
Magma Design Automation, Inc.(a)..............................  2,340    19,679
Majesco Entertainment Co.(a)..................................  1,000     1,170
ManTech International Corp., Class A(a).......................    948    26,411
Mapinfo Corp.(a)..............................................  1,300    16,393
MatrixOne, Inc.(a)............................................  3,507    17,500
Micromuse, Inc.(a)............................................  5,451    53,910
MicroStrategy, Inc., Class A(a)...............................    887    73,390
Midway Games, Inc.(a).........................................  1,100    20,867
Moneygram International, Inc..................................  5,600   146,049
MRO Software, Inc.(a).........................................  1,408    19,768
NDCHealth Corp................................................  2,408    46,306
NetIQ Corp.(a)................................................  2,739    33,662
NIC, Inc.(a)..................................................  2,200    13,552
Nuance Communications, Inc.(a)................................  7,440    56,767
Openwave Systems, Inc.(a).....................................  4,781    83,524
Opsware, Inc.(a)..............................................  5,044    34,249
Parametric Technology Corp.(a)................................ 17,682   107,860
PDF Solutions, Inc.(a)........................................  1,286    20,898
Pegasystems, Inc.(a)..........................................    853     6,235
Per-Se Technologies, Inc.(a)..................................  1,416    33,078
Phoenix Technologies Ltd.(a)..................................  1,700    10,642
ProQuest Co.(a)...............................................  1,696    47,335
Quality Systems, Inc..........................................    436    33,467
Renaissance Learning, Inc.....................................    469     8,869
Schawk, Inc...................................................    807    16,745
SeaChange International, Inc.(a)..............................  1,704    13,462
SERENA Software, Inc.(a)......................................  1,936    45,380
Sohu.com, Inc.(a).............................................  1,688    30,958
SPSS, Inc.(a).................................................  1,095    33,868
SSA Global Technologies, Inc.(a)..............................    600    10,914
Stellent, Inc.(a).............................................  1,673    16,613
SupportSoft, Inc.(a)..........................................  2,847    12,014
Taleo Corp., Class A(a).......................................    473     6,281
THQ, Inc.(a)..................................................  4,033    96,187
TradeStation Group, Inc.(a)...................................  1,232    15,252
Trident Microsystems, Inc.(a).................................  3,400    61,200
TriZetto Group Inc. (The)(a)..................................  2,747    46,672
Ulticom, Inc.(a)..............................................    784     7,691
Unica Corp.(a)................................................    300     3,615
ValueClick, Inc.(a)...........................................  5,712   103,444
Verifone Holdings, Inc.(a)....................................  1,700    43,010
Verint Systems, Inc.(a).......................................    893    30,782
webMethods, Inc.(a)...........................................  3,432    26,461
Websense, Inc.(a).............................................  1,518    99,642
Wind River Systems, Inc.(a)...................................  4,568    67,469
                                                                      ---------
                                                                      2,947,057
                                                                      ---------
TELECOMMUNICATIONS--3.5%
3Com Corp.(a)................................................. 25,000    90,000

  The accompanying notes are an integral part of these financial statements.

                                                                 Shares  Value
                                                                 ------ -------
Adaptec, Inc.(a)................................................  7,704  44,837
Adtran, Inc.....................................................  4,300 127,881
Airspan Networks, Inc.(a).......................................  2,500  14,225
Anaren, Inc.(a).................................................  1,112  17,381
Anixter International, Inc......................................  2,042  79,883
Applied Signal Technology, Inc..................................    733  16,639
Atheros Communications, Inc.(a).................................  2,300  29,900
Audiovox Corp., Class A(a)......................................  1,075  14,900
Brightpoint, Inc.(a)............................................  1,850  51,301
Broadwing Corp.(a)..............................................  4,460  26,983
C-COR.net Corp.(a)..............................................  3,296  16,019
Catapult Communications Corp.(a)................................    623   9,214
Cbeyond Communications, Inc.(a).................................    399   4,110
Centennial Communications Corp.(a)..............................  1,538  23,870
Charter Communications, Inc., Class A(a)........................ 24,391  29,757
Ciena Corp.(a).................................................. 37,200 110,484
Commonwealth Telephone Enterprises, Inc.........................  1,475  49,811
Comtech Telecommunications Corp.(a).............................  1,348  41,168
Consolidated Communications Holdings, Inc.......................  1,000  12,990
CT Communications, Inc..........................................  1,310  15,903
Ditech Communications Corp.(a)..................................  2,183  18,228
Dobson Communications Corp., Class A(a).........................  9,249  69,368
Endwave Corp.(a)................................................    400   4,712
Essex Corp.(a)..................................................  1,200  20,460
Fairpoint Communications, Inc...................................  1,800  18,648
Finisar Corp.(a)................................................ 13,950  29,016
Foundry Networks, Inc.(a).......................................  8,000 110,480
General Communication, Inc. Class A(a)..........................  3,784  39,089
Glenayre Technologies, Inc.(a)..................................  4,500  14,625
Globetel Communications Corp.(a)................................  4,600  16,974
Golden Telecom, Inc.............................................  1,465  38,031
Hungarian Telephone and Cable Corp.(a)..........................    200   3,110
IDT Corp., Class B(a)...........................................  3,800  44,460
InterVoice-Brite, Inc.(a).......................................  2,653  21,118
Intrado, Inc.(a)................................................  1,073  24,700
Iowa Telecommunications Service.................................  1,600  24,784
Itron, Inc.(a)..................................................  1,527  61,141
Jamdat Mobile, Inc.(a)..........................................    700  18,606
Level 3 Communications, Inc.(a)................................. 45,200 129,723
MasTec, Inc.(a).................................................  1,884  19,725
MRV Communications, Inc.(a).....................................  7,250  14,863
NeuStar Inc., Class A(a)........................................  1,600  48,784
Newport Corp.(a)................................................  2,382  32,252
North Pittsburgh Systems, Inc...................................    915  17,266
Novatel Wireless, Inc.(a).......................................  2,000  24,220
Oplink Communications, Inc.(a)..................................    988  14,326
Optical Communication Products, Inc.(a).........................    938   2,167
Plantronics, Inc................................................  3,200  90,560
Polycom, Inc.(a)................................................  6,400  97,920
Powerwave Technologies, Inc.(a).................................  7,109  89,360
Preformed Line Products Co......................................    200   8,558
Premiere Global Services, Inc.(a)...............................  4,845  39,390
Price Communications Corp.(a)...................................  2,996  44,551
RCN Corp.(a)....................................................  1,600  37,520
SBA Communications Corp.(a).....................................  5,534  99,059
Sonus Networks, Inc.(a)......................................... 16,200  60,264
SpectraLink Corp................................................  1,183  14,042
Standard Microsystems Corp.(a)..................................  1,291  37,039
Syniverse Holdings, Inc.(a).....................................  1,100  22,990
TALX Corp.......................................................  1,173  53,618
Tekelec(a)......................................................  3,708  51,541
Telkonet, Inc.(a)...............................................  2,400   9,960

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
Time Warner Telecom, Inc., Class A(a).........................  3,486    34,337
Ubiquitel, Inc.(a)............................................  5,100    50,439
United Online, Inc............................................  3,991    56,752
USA Mobility, Inc.............................................  1,862    51,615
UTStarcom, Inc.(a)............................................  6,900    55,614
Valor Communications Group, Inc...............................  2,000    22,800
WebEx Communications, Inc.(a).................................  2,196    47,499
Westell Technologies, Inc., Class A(a)........................  3,664    16,488
Zhone Technologies, Inc.(a)...................................  7,600    16,112
                                                                      ---------
                                                                      2,816,160
                                                                      ---------
TELECOMMUNICATIONS EQUIPMENT--0.5%
Arris Group, Inc.(a)..........................................  6,788    64,282
CommScope, Inc.(a)............................................  3,505    70,556
Harmonic, Inc.(a).............................................  4,915    23,838
InterDigital Communications Corp.(a)..........................  3,500    64,120
Ixia(a).......................................................  2,218    32,782
RF Micro Devices, Inc.(a)..................................... 12,244    66,240
Sycamore Networks, Inc.(a).................................... 11,481    49,598
Symmetricom, Inc.(a)..........................................  3,042    25,766
Terayon Communication Systems, Inc.(a)........................  5,178    11,961
Viasat, Inc.(a)...............................................  1,347    36,005
                                                                      ---------
                                                                        445,148
                                                                      ---------
TELEPHONE--0.1%
Cincinnati Bell, Inc.(a)...................................... 16,000    56,160
Shenandoah Telecommunications Co..............................    450    17,928
SureWest Communications.......................................    890    23,469
Talk America Holdings, Inc.(a)................................  1,970    17,001
                                                                      ---------
                                                                        114,558
                                                                      ---------
TEXTILES--0.4%
Angelica Corp.................................................    568     9,395
Dixie Group, Inc.(a)..........................................    700     9,646
G & K Services, Inc...........................................  1,388    54,479
Guess ?, Inc.(a)..............................................    982    34,959
Innovo Group, Inc.(a).........................................  1,700     1,751
Interface, Inc. Class A(a)....................................  3,114    25,597
Kellwood Co...................................................  1,924    45,945
Perry Ellis International, Inc.(a)............................    587    11,153
Shoe Carnival, Inc.(a)........................................    475    10,412
Steven Madden, Ltd............................................    892    26,073
UniFirst Corp.................................................    560    17,416
Wolverine World Wide, Inc.....................................  3,790    85,124
                                                                      ---------
                                                                        331,950
                                                                      ---------
TOBACCO--0.1%
Star Scientific, Inc.(a)......................................  2,441     5,736
Universal Corp................................................  1,758    76,227
Vector Group, Ltd.............................................  2,001    36,358
                                                                      ---------
                                                                        118,321
                                                                      ---------
TOYS / GAMES / HOBBIES--0.2%
Jakks Pacific, Inc.(a)........................................  1,746    36,561
Leapfrog Enterprises, Inc.(a).................................  2,200    25,630
Multimedia Games, Inc.(a).....................................  1,858    17,187
RC2 Corp.(a)..................................................  1,109    39,391
Topps Co. (The)...............................................  2,353    17,483
                                                                      ---------
                                                                        136,252
                                                                      ---------

  The accompanying notes are an integral part of these financial statements.

                                                              Shares   Value
                                                              ------ ----------
TRANSPORTATION--1.5%
Abx Air, Inc.(a)............................................. 4,000      31,320
Arctic Cat, Inc..............................................   875      17,553
Arkansas Best Corp........................................... 1,729      75,523
Covenant Transport, Inc., Class A(a).........................   510       7,130
Dollar Thrifty Automotive Group, Inc.(a)..................... 1,743      62,870
Dynamex, Inc.(a).............................................   700      13,342
EGL, Inc.(a)................................................. 2,117      79,536
Florida East Coast Industries, Inc........................... 2,099      88,934
Forward Air Corp............................................. 2,136      78,284
Frozen Food Express Industries(a)............................   900       9,927
Genesee & Wyoming, Inc., Class A(a).......................... 1,574      59,104
Greenbrier Cos., Inc.........................................   400      11,360
GulfMark Offshore, Inc.(a)................................... 1,057      31,308
Heartland Express, Inc....................................... 2,965      60,160
Horizon Lines Inc., Class A..................................   937      11,366
HUB Group, Inc., Class A(a).................................. 1,200      42,420
Kansas City Southern Industries, Inc.(a)..................... 5,379     131,408
Kirby Corp.(a)............................................... 1,359      70,899
Maritrans, Inc...............................................   500      13,010
Marten Transport, Ltd.(a)....................................   900      16,398
Offshore Logistics, Inc.(a).................................. 1,569      45,815
Old Dominion Freight Line, Inc............................... 1,782      48,078
P.A.M. Transportation Services, Inc.(a)......................   373       6,636
Pacer International, Inc..................................... 2,515      65,541
RailAmerica, Inc.(a)......................................... 2,479      27,244
SCS Transportation, Inc.(a)..................................   953      20,251
Sirva, Inc.(a)............................................... 1,600      12,800
Universal Truckload Services, Inc.(a)........................   300       6,900
US Xpress Enterprises, Inc.(a)...............................   562       9,768
USA Truck, Inc.(a)...........................................   407      11,856
Werner Enterprises, Inc...................................... 3,300      65,010
                                                                     ----------
                                                                      1,231,751
                                                                     ----------
TRUCKING & LEASING--0.2%
Amerco(a)....................................................   700      50,435
GATX Corp.................................................... 2,867     103,441
Interpool, Inc...............................................   500       9,440
TAL International Group, Inc.(a).............................   749      15,467
                                                                     ----------
                                                                        178,783
                                                                     ----------
WATER--0.2%
American States Water Co..................................... 1,208      37,206
California Water Service Group............................... 1,114      42,589
Connecticut Water Service, Inc...............................   461      11,299
Middlesex Water Co...........................................   644      11,167
SJW Corp.....................................................   491      22,341
Southwest Water Co........................................... 1,401      20,048
                                                                     ----------
                                                                        144,650
                                                                     ----------
TOTAL COMMON STOCKS (cost $69,848,235).............................. 79,209,150
                                                                     ----------

  The accompanying notes are an integral part of these financial statements.

                                                        Principal
                                                         Amount
                                                        ----------
SHORT-TERM INVESTMENTS--2.5%
The Bank of New York Cash Reserve...................... $1,858,982   1,858,981
U.S. Treasury Bill 3.72% (1), 2/9/06 (2)...............    150,000     149,413
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS (Cost $2,008,387).........              2,008,394
                                                                   -----------
TOTAL INVESTMENTS (Cost $71,856,622)--100.1%...........             81,217,544
                                                                   -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.1%)..........                (60,572)
                                                                   -----------
NET ASSETS--100.0%.....................................            $81,156,972
                                                                   ===========

(a)Represents non-income producing securities.
(1)Yield to Maturity.
(2)See Note 6 regarding futures contracts.

  The accompanying notes are an integral part of these financial statements.

E*Trade Russell 2000 Index Fund
Representation of Investments
12/31/2005

                                                                    % of Total
Industry                                                   Value    Net Assets
--------                                                 ---------- ----------
BANKS................................................... $7,996,528        9.9%
REAL ESTATE INVESTMENT TRUSTS...........................  4,935,896        6.1%
HEALTH CARE.............................................  4,385,721        5.4%
RETAIL..................................................  4,218,690        5.2%
COMMERCIAL SERVICES.....................................  4,151,650        5.1%
COMPUTERS...............................................  3,246,094        4.0%
PHARMACEUTICALS.........................................  3,283,542        4.0%
OIL & GAS PRODUCERS.....................................  2,899,974        3.6%
SOFTWARE................................................  2,947,057        3.6%
TELECOMMUNICATIONS......................................  2,816,160        3.5%
ELECTRONICS.............................................  2,680,024        3.3%
SEMICONDUCTORS..........................................  2,487,212        3.1%
MACHINERY...............................................  2,268,644        2.8%
DIVERSIFIED FINANCIAL SERVICES..........................  1,846,798        2.3%
INSURANCE...............................................  1,812,537        2.2%
OIL & GAS SERVICES......................................  1,823,802        2.2%
FOOD....................................................  1,587,536        2.0%
CHEMICALS...............................................  1,577,621        1.9%
BIOTECHNOLOGY...........................................  1,275,171        1.6%
TRANSPORTATION..........................................  1,231,751        1.5%
ELECTRIC................................................  1,106,761        1.4%
ENTERTAINMENT...........................................  1,106,761        1.4%
MEDIA...................................................  1,134,019        1.4%
DISTRIBUTION/WHOLESALE..................................    871,498        1.1%
BUILDING MATERIALS......................................    815,463        1.0%
IRON / STEEL............................................    803,045        1.0%
METALS - DIVERSIFIED....................................    694,824        0.9%
AEROSPACE / DEFENSE.....................................    619,441        0.8%
HOUSEHOLD PRODUCTS / WARES..............................    678,768        0.8%
HOME BUILDERS...........................................    567,700        0.7%
APPAREL.................................................    554,997        0.7%
FOREST PRODUCTS & PAPER.................................    542,007        0.7%
AUTO PARTS & EQUIPMENT..................................    526,635        0.6%
AIRLINES................................................    495,430        0.6%
HOME FURNISHINGS........................................    494,982        0.6%
MANUFACTURERS...........................................    498,307        0.6%
REAL ESTATE.............................................    524,863        0.6%
ADVERTISING.............................................    375,713        0.5%
COMPUTERS, PERIPHERAL & SOFTWARE........................    428,421        0.5%
ENVIRONMENTAL CONTROL...................................    440,525        0.5%
INTERNET COMPANIES......................................    420,056        0.5%
METAL FABRICATE / HARDWARE..............................    378,396        0.5%
MINING..................................................    423,415        0.5%
TELECOMMUNICATIONS EQUIPMENT............................    445,148        0.5%
ELECTRICAL COMPONENTS & EQUIPMENT.......................    346,813        0.4%
ENGINEERING & CONSTRUCTION..............................    297,297        0.4%
HAND/MACHINE TOOLS......................................    305,497        0.4%

                                                                    % of Total
Industry                                                   Value    Net Assets
--------                                                ----------- ----------
MANUFACTURING..........................................     365,017        0.4%
TEXTILES...............................................     331,950        0.4%
AUTO MANUFACTURERS.....................................     233,669        0.3%
ENERGY - ALTERNATE SOURCES.............................     232,061        0.3%
GAS....................................................     259,998        0.3%
HOLDING COMPANIES......................................     203,171        0.3%
LEISURE TIME...........................................     279,060        0.3%
OFFICE / BUSINESS EQUIPMENT............................     215,826        0.3%
BEVERAGES..............................................     155,922        0.2%
COAL...................................................     129,780        0.2%
COSMETICS/PERSONAL CARE................................     128,286        0.2%
ENERGY & RELATED.......................................     176,124        0.2%
LODGING................................................     143,421        0.2%
PACKAGING & CONTAINERS.................................     194,555        0.2%
TOYS / GAMES / HOBBIES.................................     136,252        0.2%
TRUCKING & LEASING.....................................     178,783        0.2%
WATER..................................................     144,650        0.2%
AGRICULTURE............................................      98,556        0.1%
TELEPHONE..............................................     114,558        0.1%
TOBACCO................................................     118,321        0.1%
SHORT-TERM INVESTMENTS AND LIABILITIES IN EXCESS OF
  OTHER ASSETS                                            1,947,822        2.4%
                                                        -----------      -----
                                                        $81,156,972      100.0%
                                                        ===========      =====

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005

ASSETS
Investments at market value (Cost: $71,856,622) (Note 2)....................... $81,217,544
Receivable for fund shares purchased...........................................     182,554
Dividends and interest receivable..............................................     102,786
Due from E*TRADE Asset Management, Inc. (Note 3)...............................      65,118
                                                                                -----------
   TOTAL ASSETS................................................................  81,568,002
                                                                                -----------
LIABILITIES
Payable for fund shares redeemed...............................................     295,047
Accrued shareholder servicing fee (Note 3).....................................      17,389
Accrued advisory fee (Note 3)..................................................      10,433
Accrued administration fee (Note 3)............................................      10,433
Accrued other expenses.........................................................      72,028
Variation margin payable (Note 6)..............................................       5,700
                                                                                -----------
   TOTAL LIABILITIES...........................................................     411,030
                                                                                -----------
TOTAL NET ASSETS............................................................... $81,156,972
                                                                                ===========
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par.......................................... $    65,376
Paid-in capital, in excess of par..............................................  71,021,932
Undistributed net investment income............................................       6,189
Accumulated net realized gain (loss) on investments and futures contracts......     743,617
Net unrealized appreciation (depreciation) of investments and futures contracts   9,319,858
                                                                                -----------
TOTAL NET ASSETS............................................................... $81,156,972
                                                                                ===========
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01).....................   6,537,576
                                                                                ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE................. $     12.41
                                                                                ===========

  The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENT OF OPERATIONS
For the year ended December 31, 2005

NET INVESTMENT INCOME:
   Dividends (net of foreign withholding tax of $508)............. $   903,134
   Interest.......................................................      24,356
                                                                   -----------
   TOTAL INVESTMENT INCOME........................................     927,490
                                                                   -----------
EXPENSES (NOTE 3):
   Advisory fee...................................................     110,003
   Administration fee.............................................     110,003
   Shareholder servicing fees.....................................     183,338
   Custodian fee..................................................     168,527
   Transfer and dividend disbursing agent.........................      68,397
   Legal services.................................................      36,339
   Trustee fees...................................................      39,736
   Registration fees..............................................      31,987
   Audit and tax services.........................................      27,244
   Printing.......................................................       8,289
   Insurance......................................................       1,793
   Other expenses.................................................      29,772
                                                                   -----------
   TOTAL EXPENSES BEFORE WAIVER...................................     815,428
Waived fees and reimbursed expenses (Note 3)......................    (647,368)
                                                                   -----------
   NET EXPENSES...................................................     168,060
                                                                   -----------
NET INVESTMENT INCOME.............................................     759,430
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
  CONTRACTS
Net realized gain (loss) on:
   Sale of investments............................................   3,618,278
   Futures contracts..............................................      67,750
Net change in unrealized appreciation (depreciation) of:
   Investments....................................................  (1,009,499)
   Futures contracts..............................................     (58,550)
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
  CONTRACTS.......................................................   2,617,979
                                                                   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $ 3,377,409
                                                                   ===========

  The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      For the Year Ended For the Year Ended
                                                                      December 31, 2005  December 31, 2004
                                                                      ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income................................................    $    759,430       $    457,565
Net realized gain (loss) on sale of investments and futures contracts       3,686,028          2,821,367
Net change in unrealized appreciation (depreciation) of investments..               -             42,030
   and futures contracts.............................................      (1,068,049)         5,622,570
                                                                         ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.........................................................       3,377,409          8,943,532
                                                                         ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income.............................        (699,935)          (384,738)
Distributions from net realized gain on sale of investments..........      (3,470,124)        (2,315,537)
                                                                         ------------       ------------
                                                                           (4,170,059)        (2,700,275)
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares.....................................      31,009,516         36,915,986
Value of shares issued in reinvestment of dividends and distributions       3,892,589          2,513,604
Cost of shares redeemed..............................................     (21,106,049)       (11,452,739)
                                                                         ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  TRANSACTIONS IN SHARES OF COMMON STOCK.............................      13,796,056         27,976,851
                                                                         ------------       ------------
REDEMPTION FEES (Note 2).............................................          34,619             17,944
                                                                         ------------       ------------
NET INCREASE IN NET ASSETS...........................................      13,038,025         34,238,052
   NET ASSETS:
BEGINNING OF PERIOD..................................................      68,118,947         33,880,895
                                                                         ------------       ------------
END OF PERIOD*.......................................................    $ 81,156,972       $ 68,118,947
                                                                         ============       ============
SHARE TRANSACTIONS:
Number of shares sold................................................       2,512,844          3,184,847
Number of shares reinvested..........................................         314,468            203,293
Number of shares redeemed............................................      (1,715,434)          (996,201)
                                                                         ------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING........................       1,111,878          2,391,939
                                                                         ============       ============

--------
* Includes undistributed net investment income of $6,189 and $12,285 for the periods ended December 31, 2005 and December 31, 2004, respectively.

  The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period

                                                              Year Ended         Year Ended           Year Ended
                                                           December 31, 2005  December 31, 2004  December 31, 2003/(6)/
                                                           -----------------  -----------------  ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD......................      $ 12.55            $ 11.17              $  7.74
                                                                -------            -------              -------
   Net investment income..................................         0.13/(1)/          0.11/(1)/            0.07/(1)/
   Net realized and unrealized gain (loss) on investments.         0.41               1.80                 3.42
                                                                -------            -------              -------
   TOTAL FROM INVESTMENT OPERATIONS.......................         0.54               1.91                 3.49
                                                                -------            -------              -------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income...............        (0.12)             (0.08)               (0.06)
   Distributions from net realized gains..................        (0.56)             (0.45)                  --
                                                                -------            -------              -------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS....................        (0.68)             (0.53)               (0.06)
                                                                -------            -------              -------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL..................          -- /(2)/           -- /(2)/             -- /(2)/
                                                                -------            -------              -------
NET ASSET VALUE, END OF PERIOD............................      $ 12.41            $ 12.55              $ 11.17
                                                                =======            =======              =======
   TOTAL RETURN/(5)/......................................         4.21%             17.30%               45.39%
   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s omitted)...............      $81,157            $68,119              $33,881
   Ratio of expenses to average net assets................         0.22%/(3)/         0.37%/(3)/           0.65% /(3)/
   Ratio of net investment income to average net assets...         1.04%/(4)/         0.93%/(4)/           0.70%/(4)/
   Portfolio turnover rate................................        29.62%             34.58%                3.53%/(7)/

                                                                Year Ended             Year Ended
                                                           December 31, 2002/(6)/ December 31, 2001/(6)/
                                                           ---------------------  ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD......................        $  9.89                $10.00
                                                                  -------                ------
   Net investment income..................................           0.07                  0.09
   Net realized and unrealized gain (loss) on investments.          (2.14)                 0.07
                                                                  -------                ------
   TOTAL FROM INVESTMENT OPERATIONS.......................          (2.07)                 0.16
                                                                  -------                ------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income...............          (0.05)                (0.09)
   Distributions from net realized gains..................          (0.04)                (0.19)
                                                                  -------                ------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS....................          (0.09)                (0.28)
                                                                  -------                ------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL..................           0.01                  0.01
                                                                  -------                ------
NET ASSET VALUE, END OF PERIOD............................        $  7.74                $ 9.89
                                                                  =======                ======
   TOTAL RETURN/(5)/......................................         (20.87)%                1.82%
   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s omitted)...............        $12,578                $8,418
   Ratio of expenses to average net assets................           0.65%/(3)/            0.65%/(3)/
   Ratio of net investment income to average net assets...           0.84%/(4)/            0.90%/(4)/
   Portfolio turnover rate................................          27.96%/(8)/           45.87%/(8)/

--------
(1) Calculated based on average shares outstanding.
(2) Rounds to less than $0.01.
(3) The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended December 31, 2005, December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were 1.11%, 1.00%, 1.61%, 1.87%, and 1.53%, respectively.
(4) The ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the year ended December 31, 2005, December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were 0.15%, 0.29%, (0.25)%, (0.38)% and 0.02%, respectively.
(5) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions.
(6) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Russell 2000 Index Master Portfolio.
(7) For the period November 10, 2003 through December 31, 2003.
(8) Portfolio turnover rate of the Russell 2000 Index Master Portfolio.
(9) For the period December 29, 2000 (commencement of operations) through December 31, 2000 and is not indicative of a full year's operating results.

  The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

1. ORGANIZATION

E*TRADE Russell 2000 Index Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of December 31, 2005, the Trust consisted of four operating series: the E*TRADE International Index Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE Russell 2000 Index Fund.

The Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Index*. The Fund seeks to achieve its objective by investing in a representative sample of those securities comprising the Russell 2000 Index.

* "Russell 2000 Index" is a service mark of the Frank Russell Company and has been licensed for use for certain purposes by E*TRADE Asset Management, Inc. ("ETAM"), the Fund's investment adviser. Frank Russell Company does not sponsor the Fund nor is it affiliated in any way with the investment adviser or the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such securities primarily are traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are priced using the Nasdaq Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. When a significant event occurs subsequent to the time a value is established as described above that is likely to change such value or when market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees of the Fund ("Board"). In this regard, the Fund utilizes an independent pricing service in determining the fair value of foreign securities primarily traded in foreign markets when significant events occur subsequent to the close of such foreign markets. The fair value of such foreign securities are determined by the Fund (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell a security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are fair valued at amortized cost, which approximates fair market value.

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005 (continued)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Expenses attributable to all Funds in the Trust are allocated to each Fund based on the relative net assets of the Fund.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred as wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during 2005 and 2004 was as follows:

                                  2005       2004
                               ---------- ----------
Distributions paid from:
Ordinary Income............... $1,254,835 $  979,078
Long-term capital gain........  2,915,224  1,721,197
                               ---------- ----------
                               $4,170,059 $2,700,275
                               ---------- ----------

At December 31, 2005, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income. $    94,619
Unrealized Appreciation.......   9,318,876
Undistributed Capital Gain....     656,169
                               -----------
Total......................... $10,069,664

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. It is the Fund's intention to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute annually all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2005, for federal income tax purposes, the Fund has no capital loss carryforward.

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005 (continued)

At December 31, 2005, the cost of investments for federal income tax purposes was $71,898,668. Net unrealized appreciation aggregated $9,318,876, of which $14,720,733 represented gross unrealized appreciation on securities and $5,401,857 represented gross unrealized depreciation on securities. The difference between book basis and tax basis is attributable primarily to the return of capital adjustments from real estate investment trusts and the tax deferral of losses on wash sales.

REDEMPTION FEES

Redemption of shares held in the Fund for less than 120 days are subject to a fee of 1%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. Total redemption fee proceeds for the year ended December 31, 2005 and year ended December 31, 2004 were $34,619 and $17,944 respectively, and are set forth in the Statement of Changes in Net Assets.

RECLASSIFICATION OF CAPITAL ACCOUNTS

In order to present undistributed net investment income and accumulated net realized gain on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized gain on investments and futures contracts. For the year ended December 31, 2005, the adjustments were to decrease undistributed net investment income by $65,591 and increase accumulated net realized gain on investments and future contracts by $65,591. These adjustments are primarily due to the differences between book and tax treatment of investments in real estate investment trusts.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE FINANCIAL Corporation ("E*TRADE FINANCIAL"), serves as the investment adviser for the Fund pursuant to an Investment Advisory Agreement between ETAM and the Trust, on behalf of the Fund. For its service as investment adviser, ETAM is currently paid by the Fund at an annual rate of 0.15% of the Fund's average daily net assets.

World Asset Management ("World Asset") serves as the Fund's investment sub-adviser. World Asset is a division of Munder Capital Management. For its services, World Asset is paid by ETAM, and not the Fund, a fee calculated as follows:

Name of Fund                                     Sub-Advisory Fee
------------                                     ----------------
E*TRADE Russell 2000 Index Fund      0.07% of average daily net assets up to
                                     $174 million

                                     0.04% of average daily net assets between $174 million and $200 million

                                     0.02% of average daily net assets over
                                     $200 million

ETAM also provides certain administrative services to the Fund, pursuant to an Administrative Services Agreement with the Trust, on behalf of the Fund. For its services, ETAM receives an administrative services fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

Since September 30, 2004, ETAM assesses an account maintenance fee of $2.50 per quarter to offset shareholder servicing costs if an account balance in the Fund falls below $5,000 (for any reason, including a decline in the value of the Fund's shares). The account maintenance fee is determined and paid at the end of the calendar quarter. The fee is not assessed in certain circumstances, as described in

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005 (continued)

the Fund's Prospectus, including waiver of the fee if total E*TRADE Funds assets held by a shareholder are $10,000 or more. The fee will not be applied to: (1) assets held in any retirement plan account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege.

ETAM and E*TRADE Securities LLC ("E*TRADE Securities"), the Trust's principal underwriter and a wholly owned subsidiary of E*TRADE FINANCIAL, both provide shareholder servicing to the Fund under a Shareholder Servicing Agreement. For its services, ETAM receives a non-Rule 12b-1 shareholder servicing fee equal to an annual rate of 0.25% of the Fund's average daily net assets. In addition, ETAM is allowed to use the shareholder servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities, for services it provides to the Fund.

The amount "Due from E*TRADE Asset Management, Inc." listed on the Fund's Statement of Assets and Liabilities, reflects a contractual agreement between ETAM and the Fund ("Expense Limitation Agreement") in which ETAM has agreed to waive or limit its fees or to assume other expenses through at least April 30, 2006. The Expense Limitation Agreement may continue from year to year thereafter. Effective April 1, 2005, ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund's business) on an annualized basis are limited to 0.22% of the Fund's average daily net assets. Prior to April 1, 2005, the expense limit for the Fund was 0.26% of the Fund's average daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the current percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the current percentage stated above and (ii) the payment of such reimbursement has been approved in advance by the Trust's Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund during any of the previous three fiscal years. Approximately $1,151,041 was eligible for reimbursement as of December 31, 2005.

4. AGREEMENTS AND OTHER TRANSACTIONS WITH NON-AFFILIATES

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. The Bank of New York provides fund accounting, custodial, and certain fund services for the Fund. E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Fund, but receives compensation from ETAM that may be equal to the maximum shareholder servicing fee received by ETAM from the Fund.

5. PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent, but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. ETAM monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent and receives interest on the investment of cash collateral.

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005 (continued)

The Fund did not participate in securities lending during the year ended December 31, 2005.

6. FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. The risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The following futures contract(s) were outstanding as of December 31, 2005:

                                             Notional  Net Unrealized
          Number of   Futures    Expiration  Contract   Appreciation
          Contracts    Index        Date      Value    (Depreciation)
          --------- ------------ ---------- ---------- --------------
              6     Russell 2000  03/16/06  $2,034,900    $(41,064)

The Fund has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a value of $149,413.

7. REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's investments in repurchase agreements must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. ETAM monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The Fund did not invest in any repurchase agreements during the year ended December 31, 2005.

8. SHORT SALES OF SECURITIES

The Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005 (continued)

be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The Fund did not enter into any short sale transactions during the year ended December 31, 2005.

9. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, aggregated $31,937,423 and $21,242,526, respectively, for the year ended December 31, 2005.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of E*TRADE Funds
And the Shareholders of E*TRADE Russell 2000 Index Fund

We have audited the accompanying statement of assets and liabilities of the E*TRADE Russell 2000 Index Fund, a series of the E*TRADE Funds (the "Trust"), including the schedule of investments, as of December 31, 2005, and the related statement of operations, the statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2004 and the financial highlights for the periods ended prior to January 1, 2005 have been audited by other auditors, whose report dated February 25, 2005 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE Russell 2000 Index Fund as of December 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                  TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 13, 2006

Trustees Renewal of Advisory Contracts

On August 23, 2005, the Board of Trustees ("Board") of the E*TRADE Funds ("Trust"), including the independent trustees, unanimously renewed the Investment Advisory Agreement ("Advisory Agreement") between the Trust and E*TRADE Asset Management, Inc. ("ETAM") on behalf of the E*TRADE S&P 500 Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE International Index Fund and E*TRADE Technology Index Funds (together, the "Funds"). All factors below were applied to each of the Funds except where otherwise noted. At the same time, the Board renewed the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement" and together with the Advisory Agreement, the "Advisory Agreements") between the Trust, ETAM and Munder Capital Management, Inc. for its division World Asset Management ("WAM" or the "Sub-Adviser") on behalf of the Funds. The Board, assisted by the advice of counsel, considered a broad range of information. The Board considered the factors discussed below, among others. However, no single factor was determinative. Rather, it was the totality of the circumstances that drove the Board's decision.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the investment advisory services provided by ETAM to the Funds, including ETAM's role in (i) evaluating and supervising the investment advisory activities of WAM, as Sub-Adviser for the Funds, (ii) monitoring the tracking error of each Fund (as compared to its relevant index), and (iii) assessing the sampling techniques used by WAM in seeking to replicate the performance results of the relevant index for each Fund, and reviewing reports and conducting periodic due diligence reviews of WAM. The Board also discussed the nature, extent and quality of the advisory services provided by WAM, including the investment process and techniques used by WAM for the management of each Fund's assets in accordance with its respective investment objectives, investment policies and restrictions and the qualifications of WAM's investment personnel dedicated to advising the Funds. Based on this review, the Board determined that both ETAM and WAM had provided satisfactory advisory services to the Funds.

Investment Performance

The Board reviewed the investment performance of each of the Funds. The Board noted that as index funds, each Fund's investment objective is to track its relevant index or benchmark as closely as possible while taking into account the impact of expenses relating to operating a registered investment company. Therefore, the Board focused on each Fund's performance as compared to its relevant index and peer group of index funds (or in the case of the E*TRADE Technology Index Fund, similar exchange-traded funds). Based on these comparisons, the Board concluded that the investment performance of the Funds supported continuance of the Advisory Agreements. The Board questioned ETAM and WAM regarding certain issues with respect to the performance of the E*TRADE International Index Fund ("International Fund") in relationship to its benchmark and peer group of index funds. In response to questions, ETAM and WAM discussed with the Board the reasons why the performance of the International Fund lagged that of its benchmark. Following a lengthy discussion, the Board requested that ETAM

12407342.2.BUSINESS
and WAM provide the Board with a written explanation and analysis of the reasons why the International Fund's performance lagged that of its benchmark. ETAM and WAM agreed to provide such information to the Board.

Cost of Services and Profitability

The Board discussed the fees paid by each Fund to ETAM (and indirectly to WAM) and the contractual limitations on each Fund's expenses provided by ETAM. At the outset, the Board members discussed the comparative expense data that was provided, which supports the fact that the E*TRADE Index Funds have continued to operate as the lowest cost index funds in the industry. In this regard, the Board discussed the fact that the Funds continually match all fee reductions made by peer index funds through expense reimbursements and/or fee waivers provided by ETAM. The Board agreed that this represented a significant benefit to the shareholders of the Funds and reflects ETAM's continuing commitment to reducing fees and expenses for Fund shareholders, while maintaining high quality investment services.

The Board discussed the cost of the services provided by ETAM and the profits realized by ETAM and its affiliates from their relationship to the Funds. The Board noted that one of the most significant factors in reviewing and approving the Advisory Agreements was the fact that the expense ratios of the Funds are the lowest among their peers based primarily on the willingness of ETAM and its affiliates to contractually waive their fees and assume or reimburse fees and expenses in order to maintain such low expense ratios. With regard to the advisory services provided by ETAM for each of the Funds, as well as the costs of such services and the profits realized by ETAM, the Board noted that ETAM currently waives a significant portion of its fees for the services that it provides to each of the Funds in order to maintain the Funds' status as the "lowest cost index funds." As a result, the Board observed that ETAM expects that as assets in the Funds grow, the Funds will become profitable.

Based upon the considerations above, the Board determined that the costs and fees were reasonable.

Economies of Scale

The Board discussed the extent to which economies of scale have been realized or will be realized for the benefit of shareholders of the Funds as the Funds grow. The Board discussed the fact that since the Funds currently are the lowest cost index funds (other than the Technology Index Fund which is the only fund of its kind) and the Funds are committed to continue this strategy, regardless of the level of Fund assets, shareholders of the Funds are already benefiting from low expenses. Consequently, this factor was not relevant to the Board's determination.

Benefits to Advisers

The Board discussed the benefits that are derived or which may be derived by ETAM (and its affiliates) or WAM (and its affiliates) from their relationship with the Funds. While the Board observed that there were no direct fall out benefits to ETAM (and its affiliates) or WAM (and its affiliates) from their relationship to the Funds, the Board noted that the relationship between the

12407342.2.BUSINESS

Funds and ETAM (and its affiliates), or between the Funds and WAM (and its affiliates), may provide indirect benefits, such as helping ETAM and WAM attract additional advisory clients. In addition, the relationship may help E*TRADE FINANCIAL Corp. provide an attractive selection of asset classes to its customers. The Board concluded that these possible benefits should not preclude the continuance of the Advisory Agreements.

12407342.2.BUSINESS

Trustees and Officers

The Board of Trustees have the responsibility for the overall management of the Funds, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Funds' day-to-day operations. Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years, and other information are shown below. The Trust currently consists of nine operating series.

    NAME, ADDRESS,                                        PRINCIPAL
       AGE AND           TERM OF OFFICE/(1)/            OCCUPATION(S)                OTHER
    POSITION HELD           AND LENGTH OF              DURING THE PAST         DIRECTORSHIPS/(4)/
      WITH TRUST             TIME SERVED                 FIVE YEARS                  HELD
------------------------------------------------------------------------------------------------
                                    NON-INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------
Steven Grenadier        Since February 1999    Mr. Grenadier is a Professor    None
4500 Bohannon Drive                            of Finance at the Graduate
Menlo Park, CA 94025                           School of Business at
Age: 41                                        Stanford University, where he
Trustee                                        has been employed as a
                                               professor since 1992.
------------------------------------------------------------------------------------------------
Cheryl A. Burgermeister Since February 2004    Ms. Burgermeister is Trustee,   The Select Sector
4500 Bohannon Drive                            Treasurer and Finance           SPDR Trust
Menlo Park, CA 94025                           Committee Chairman of the
Age: 54                                        Portland Community College
Trustee                                        Foundation since 2001. She
                                               was a Trustee of the Zero
                                               Gravity Internet Fund from
                                               2000 to 2001. Ms.
                                               Burgermeister was a Director
                                               and Treasurer of the Crabbe
                                               Huson family of funds from
                                               1988-1999.
------------------------------------------------------------------------------------------------
Ashley T. Rabun         Since February 1999    Ms. Rabun is the Founder and    None
4500 Bohannon Drive                            Chief Executive Officer of
Menlo Park, CA 94025                           Investor Reach, a consulting
Age: 53                                        firm specializing in marketing
Trustee                                        and distribution strategies for
                                               financial services companies.
                                               She was formerly the
                                               President of Nicholas
                                               Applegate Mutual Funds.
------------------------------------------------------------------------------------------------

    NAME, ADDRESS,                                       PRINCIPAL
       AGE AND           TERM OF OFFICE/(1)/           OCCUPATION(S)                OTHER
    POSITION HELD           AND LENGTH OF             DURING THE PAST         DIRECTORSHIPS/(4)/
      WITH TRUST             TIME SERVED                FIVE YEARS                  HELD
-----------------------------------------------------------------------------------------------
George J. Rebhan        Since December 1999    Mr. Rebhan retired in          Advisors Series
4500 Bohannon Drive                            December 1993, and prior to    Trust
Menlo Park, CA 94025                           that he was President of
Age: 71                                        Hotchkis and Wiley Funds
Chairman and Trustee                           (investment company) from
                                               1985 to 1993.
-----------------------------------------------------------------------------------------------

                                      INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------

Shelly J. Meyers/(2)/   Since February 1999    Since July, 2003, Ms. Meyers   None
4500 Bohannon Drive                            has been Executive Vice
Menlo Park, CA 94025                           President at Pacific Global
Age: 46                                        Investment Management
Trustee                                        Company (PGIMC), serving
                                               as a Portfolio Manager and as
                                               Managing Director of
                                               PGIMC's institutional
                                               investments division. Prior to
                                               that, Ms. Meyers was a
                                               founding member of Beverly
                                               Hills based Meyers Capital
                                               Management (MCM), a
                                               registered investment
                                               advisory company. While at
                                               MCM, she served as CEO and
                                               as a Portfolio Manager.
-----------------------------------------------------------------------------------------------

    NAME, ADDRESS,                                        PRINCIPAL
       AGE AND           TERM OF OFFICE/(1)/            OCCUPATION(S)                 OTHER
    POSITION HELD           AND LENGTH OF              DURING THE PAST          DIRECTORSHIPS/(4)/
      WITH TRUST             TIME SERVED                 FIVE YEARS                   HELD
-------------------------------------------------------------------------------------------------
Mitchell H. Caplan/(3)/ Since February 2002    Mr. Caplan is Chief Executive    E*TRADE
4500 Bohannon Drive                            Officer of E*TRADE               FINANCIAL
Menlo Park, CA 94025                           FINANCIAL Corporation.           Corporation
Age: 48                                        He also is a director or officer
Trustee                                        of various affiliates of
                                               E*TRADE FINANCIAL
                                               Corporation, including a
                                               Director of E*TRADE Asset
                                               Management and E*TRADE
                                               Global Asset Management,
                                               Inc. He previously served as
                                               Vice Chairman of the Board
                                               of Directors, President and
                                               Chief Executive Officer of
                                               Telebanc Financial
                                               Corporation and Telebank
                                               (renamed E*TRADE Bank)
                                               from 1993-2000.
-------------------------------------------------------------------------------------------------

                                            OFFICERS
-------------------------------------------------------------------------------------------------

Dennis Webb             Since May 2004         Dennis Webb is Chief             Not applicable
4500 Bohannon Drive                            Institutional Officer and
Menlo Park, CA 94025                           President of E*TRADE
Age: 40                                        Capital Markets.
President
                                               Prior to that, Mr. Webb was
                                               the Chief Executive Officer of
                                               E*TRADE Global Asset
                                               Management,
-------------------------------------------------------------------------------------------------

    NAME, ADDRESS,                                       PRINCIPAL
       AGE AND           TERM OF OFFICE/(1)/           OCCUPATION(S)                OTHER
    POSITION HELD           AND LENGTH OF             DURING THE PAST         DIRECTORSHIPS/(4)/
      WITH TRUST             TIME SERVED                FIVE YEARS                  HELD
-----------------------------------------------------------------------------------------------
                                               Inc. (ETGAM). Mr. Webb has
                                               also been Chairman of
                                               E*TRADE Bank's Asset and
                                               Liability Committee and was
                                               responsible for the Bank's $15
                                               billion derivative portfolio
                                               until he joined ETGAM in
                                               June 2001.

                                               Prior to joining E*TRADE
                                               FINANCIAL Corporation in
                                               2000, he was the Senior Vice
                                               President of Asset/Liability
                                               Management of Allfirst Bank,
                                               an $18 billion regional bank
                                               based in Baltimore, Maryland.
-----------------------------------------------------------------------------------------------

Elizabeth Gottfried     Since November 2000    Ms. Gottfried is Vice          Not applicable
4500 Bohannon Drive                            President of E*TRADE Asset
Menlo Park, CA 94025                           Management, and also a
Age: 45                                        Business Manager of
Vice President and                             E*TRADE Global Asset
Treasurer                                      Management, Inc. Ms.
                                               Gottfried joined E*TRADE
                                               Asset Management in
                                               September 2000. Prior to that,
                                               she worked at Wells Fargo
                                               Bank from 1984 to 2000 and
                                               managed various areas of
                                               Wells Fargo's mutual fund
                                               group.
-----------------------------------------------------------------------------------------------

    NAME, ADDRESS,                                       PRINCIPAL
       AGE AND           TERM OF OFFICE/(1)/           OCCUPATION(S)                OTHER
    POSITION HELD           AND LENGTH OF             DURING THE PAST         DIRECTORSHIPS/(4)/
      WITH TRUST             TIME SERVED                FIVE YEARS                  HELD
-----------------------------------------------------------------------------------------------
Marc R. Duffy           Since February 2004    Mr. Duffy joined E*TRADE       Not applicable
4500 Bohannon Drive                            Asset Management in January
Menlo Park, CA 94025                           2004. Prior to that, he worked
Age: 47                                        at Legg Mason Wood Walker,
Vice President,                                Inc. from 1999 to 2003 and
Secretary and Chief                            was responsible for legal
Legal Officer                                  issues related to the Legg
                                               Mason mutual funds.
-----------------------------------------------------------------------------------------------

(1) Each Trustee is elected to serve in accordance with the Declaration of Trust and By-Laws of the Trust until his or her successor is duly elected and qualified. Each Officer is elected to hold office until his or her successor is elected and qualified to carry out the duties and responsibilities of such office, or until he or she resigns or is removed from office.
(2) Through December 31, 2005, Ms. Meyers could be considered to be an "interested" person (as defined by the 1940 Act) of the Trust because she was an officer of an investment company whose shares were offered through the mutual fund "supermarket" sponsored by E*TRADE FINANCIAL Corporation, the parent company of E*TRADE Asset Management, investment adviser to the Fund. As of January 1, 2006, Ms. Meyers should no longer be considered to be an "interested" person of the Trust."
(3) Mr. Caplan may be considered an "interested" person of the Trust because he is an officer of E*TRADE FINANCIAL Corporation.
(4) Directorships include public companies and any company registered as an investment company.

The Funds' Statement of Additional Information includes additional information about the Trustees and officers of the Trust and may be obtained, without charge, by accessing our website at www.etradefunds.etrade.com or by calling our toll-free number at 1-800-ETRADE-1.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Funds' Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Prospectus" and then "Statement of Additional Information") and by accessing the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling E*TRADE Funds at 1-800-ETRADE-1; (ii) by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Proxy Voting Results"); or
(iii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge and upon request, by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Quarterly Holdings") or by accessing the Funds' Form N-Q on the Commission's website at www.sec.gov. The Funds' Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling
(800)-SEC-0330.

CODE OF ETHICS

A copy of the code of ethics that applies to the Funds' principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is available free of charge, upon request by calling 1-800-ETRADE-1.

ANNUAL LETTER TO SHAREHOLDERS

Dear Shareholder:

I am pleased to provide you with the E*TRADE Index Funds (the "Funds") Annual Report for the year ended December, 2005.

I hope you will find the report valuable and informative.

Still the lowest-cost index funds in the business

Recent years have brought many changes to the mutual fund industry, and last year was no exception. Total assets and number of funds continued to increase. Much of the industry saw rising costs as well.

At E*TRADE, however, we continued our focus on providing customers with an affordable way to invest in specific asset classes and create a solid diversified portfolio. As a result, our proprietary, no-load E*TRADE Index Funds remained the lowest-cost stock index funds in the industry.1

                                 Expense  Category
Fund Name                        Ratio/1/ Average/2/
---------                        -------  ---------
E*TRADE S&P 500 Index Fund        0.09%     0.39%
E*TRADE Russell 2000 Index Fund   0.22%     0.76%
E*TRADE International Index Fund  0.09%     0.72%
E*TRADE Technology Index Fund/3/  0.60%      N/A/3/

Robust growth for E*TRADE International Index Fund

Driven by the strong performance of international stocks--and by delivery to investors of a total return of 13.43%---the E*TRADE International Index Fund doubled its assets in 2005. If you are seeking a low-cost international investment, this fund is worth a look. Our other three index funds also posted positive returns.

Smart choices for E*TRADE Index Funds investors

Our proprietary no-load stock index funds offer you one of the most efficient, cost-effective ways to invest. This also makes them a smart choice for:

..   Retirement Accounts--Besides no commissions, no transaction fees, and no account minimum, our E*TRADE No-Fee, No-Minimum IRAs and Rollover IRAs allow you to trade freely in your retirement account. (To learn more or open an IRA or rollover IRA, visit etrade.com/newira.)

..   Automatic Investing--This free plan offers you an easy way to add to your mutual fund holdings over time through regular automatic investments in the E*TRADE Funds. (Learn more about automatic investing at etrade.com/autoinvest.)

Looking forward to the year ahead

As always, thank you for your continued investment in the E*TRADE Index Funds. We look forward to serving your financial needs in 2006--and for many years to come.

Sincerely,

/s/ Dennis Webb
-------------------------
Dennis Webb
President, E*TRADE Funds

       PLEASE READ THE IMPORTANT DISCLOSURES ON THE BACK OF THIS LETTER

ANNUAL LETTER TO SHAREHOLDERS

                  PLEASE READ THE IMPORTANT DISCLOSURES BELOW

You should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. The Funds' prospectus contains this and other important information; read the prospectus carefully before investing. For a current prospectus, please visit etradefunds.etrade.com. Read the prospectus carefully before investing.

1 Based on a data filter commissioned from Lipper by E*TRADE Asset Management, Inc. ("ETAM"), and according to an agreed-upon methodology for analyzing Lipper data in accordance with the Lipper-defined universe, ETAM determined that the E*TRADE S&P 500 Index Fund, the E*TRADE Russell 2000 Index Fund and the E*TRADE International Index Fund ("E*TRADE Index Funds") had the lowest effective expenses among their peer universe as of January 3, 2006. To identify the peer universe, Lipper compared the E*TRADE Index Funds to other Pure Index Funds in the same Lipper Investment Classification/Objective, while excluding Institutional Funds and other mutual funds requiring initial minimum investments of $100,000 or more and exchange-traded funds. While ETAM may review Lipper data, ETAM makes no representation as to the accuracy or timeliness of the Lipper data or that the E*TRADE Index Funds will continue to have the lowest effective expenses among comparable funds.

The E*TRADE Index Funds had the lowest effective expenses because ETAM contractually limited their expenses. The expenses of the E*TRADE Index Funds prior to the imposition of the contractual limits are, in fact, higher. ETAM has agreed contractually to limit the expense ratio for the E*TRADE Index Funds until April 30, 2006. Without the contractual limits, the expenses of the E*TRADE Index Funds are 0.79% for the S&P 500 Index Fund; 1.32% for the Technology Index Fund; 1.11% for the Russell 2000 Index Fund; and 1.85% for the International Index Fund (based on the most recently filed shareholder reports). There is no assurance that ETAM will continue these expense limits beyond April 30, 2006. ETAM will charge an Account Maintenance Fee of $2.50 per quarter for Fund balances below $5,000. The fee will be waived if your combined E*TRADE Funds account assets are $10,000 or more. If Fund shares must be redeemed to pay the Account Maintenance Fee, any applicable redemption fee will be waived.

The fact that a fund has a low expense ratio does not mean it is a suitable investment and an investment in an E*TRADE Index Fund may not be suitable for all investors. Additional information on the comparison methodology used is available on request. The terms "Institutional Fund", "Investment Classification/Objective", and "Pure Index Fund" are Lipper defined terms.

Lipper's data and analyses are for informational purposes only, and do not constitute investment advice or an offer to sell or the solicitation of an offer to buy any security of any entity in any jurisdiction. No guarantee is made that the information is accurate or complete and no warranties are made with regard to the results to be obtained from its use. In addition, Lipper will not be liable for any loss or damage resulting from information obtained from Lipper or any of its affiliates.

2 Data source: Lipper Inc. (January 3, 2006). The Lipper fund category benchmarks shown are the median total expense ratios of similar retail, no-load and front-end loaded index funds, excluding outliers. The E*TRADE S&P 500 Index Fund was compared to Lipper's S&P 500 Index fund category while the Russell 2000 Index Fund was compared to Small and Mid-Cap Core index funds and the International Index Fund only to International index funds. 3 E*TRADE Technology Index Fund is the only fund of its type currently in existence.

The E*TRADE FINANCIAL family of companies provides financial services that include investing, trading, banking, and lending. Securities products and services are offered by E*TRADE Securities LLC, Member NASD/SIPC.

(C) 2006 E*TRADE FINANCIAL Corp. All rights reserved.

The E*TRADE Technology Index Fund
Management's Discussion of Fund Performance

The E*TRADE Technology Index Fund ("Fund") seeks to match as closely as possible, before fees and expenses, the performance of the Goldman Sachs Technology Composite. As an index fund, the Fund uses a passive management approach. All investment decisions are based on the goal of producing returns equivalent to the Composite. The unmanaged Goldman Sachs Technology Composite is one of the broadest measures of U.S. traded technology stocks available.

The Fund earned a return of 1.51% for the year, compared to the 2.02% return for the Goldman Sachs Technology Composite. During the year, the greatest positive contribution to the Composite's performance, based on both return and weight in the Composite, came from the semiconductors and semiconductor equipment and Internet software and services segments of the Composite. Intel Corp. and Texas Instruments, Inc. were the top contributors in the semiconductors industry. Google, Inc. was largely responsible for the strong performance of the Internet software and services segment of the Composite.

The primary detractors from the performance of the Composite during the year were its Internet catalog and retail, software, and computers & peripherals segments. The weakness in the Internet catalog and retail sector was because eBay, Symantec and Oracle held back returns in the software segment of the Composite. International Business Machines Corp. (IBM) and Dell, Inc. were the key detractors from returns in the computers and peripherals segment of the Composite.

The Fund continued to meet its investment objective of closely tracking the total return of the Goldman Sachs Technology Composite by replicating the holdings represented in the Composite, with the weight of each of the Fund's holdings monitored closely relative to its weight in the Composite. Cash flows are invested promptly to minimize their impact on returns. The difference between the returns of the Fund and its benchmark is due in part to the fact that expenses are deducted from the Fund before its return is calculated. Since the Goldman Sachs Technology Composite is not an actual mutual fund, direct investment in it is not possible and there are no expenses charged against its return. NAV rounding may also contribute, either positively or negatively, to the difference between the Fund's return and the return of the Goldman Sachs Technology Composite. NAV rounding occurs because mutual fund prices are carried out only to two decimal places.

You should remember that there are special risks inherent with an investment in this Fund, that past performance is no guarantee of future results and that the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance shown includes reinvestment of dividends and capital gains.

The following graph shows the hypothetical return of $10,000 invested in both of the Goldman Sachs Technology Index and the E*TRADE Technology Index Fund from September 1, 1999 to December 31, 2005, and assumes the reinvestment of dividends and capital gains. The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities, which would lower an index's performance. You cannot invest directly in an index. Past performance is not a guarantee of future results.

                             [GRAPH APPEARS HERE]

Graph - Growth of $10,000 since 09/01/1999

Goldman Sachs Technology Index            E*TRADE Technology Index Fund
------------------------------           ------------------------------
START............... $10,000.00          START............... $10,000.00
9/30/1999........... $10,100.00          9/30/1999........... $10,107.00
10/31/1999.......... $10,457.54          10/31/1999.......... $10,466.81
11/30/1999.......... $11,919.50          11/30/1999.......... $11,975.08
12/31/1999.......... $14,339.16          12/31/1999.......... $14,368.89
1/31/2000........... $13,453.00          1/31/2000........... $13,499.58
2/29/2000........... $15,893.38          2/29/2000........... $15,936.25
3/31/2000........... $16,606.99          3/31/2000........... $16,643.82
4/30/2000........... $15,158.86          4/30/2000........... $15,207.46
5/31/2000........... $13,488.35          5/31/2000........... $13,528.55
6/30/2000........... $15,147.42          6/30/2000........... $15,176.33
7/31/2000........... $14,441.55          7/31/2000........... $14,458.49
8/31/2000........... $16,320.40          8/31/2000........... $16,329.42
9/30/2000........... $13,676.49          9/30/2000........... $13,680.79
10/31/2000.......... $12,643.92          10/31/2000.......... $12,639.68
11/30/2000.......... $ 9,748.46          11/30/2000.......... $ 9,737.61
12/31/2000.......... $ 8,913.02          12/31/2000.......... $ 8,906.02
1/31/2001........... $10,375.64          1/31/2001........... $10,348.79
02/29/2001.......... $ 7,499.52          02/29/2001.......... $ 7,485.28
3/31/2001........... $ 6,457.83          3/31/2001........... $ 6,443.85
4/30/2001........... $ 7,690.63          4/30/2001........... $ 7,658.86
5/31/2001........... $ 7,384.55          5/31/2001........... $ 7,355.10
6/30/2001........... $ 7,403.75          6/30/2001........... $ 7,365.95
7/31/2001........... $ 6,876.60          7/31/2001........... $ 6,834.39
8/31/2001........... $ 5,981.27          8/31/2001........... $ 5,944.83
9/30/2001........... $ 4,771.26          9/30/2001........... $ 4,743.28
10/31/2001.......... $ 5,537.52          10/31/2001.......... $ 5,499.14
11/30/2001.......... $ 6,481.67          11/30/2001.......... $ 6,430.28
12/31/2001.......... $ 6,366.94          12/31/2001.......... $ 6,320.74
1/31/2002........... $ 6,359.94          1/31/2002........... $ 6,298.83
2/28/2002........... $ 5,510.25          2/28/2002........... $ 5,455.33
3/31/2002........... $ 5,902.58          3/31/2002........... $ 5,849.75
4/30/2002........... $ 5,179.51          4/30/2002........... $ 5,126.72
5/31/2002........... $ 4,968.19          5/31/2002........... $ 4,907.81
6/30/2002........... $ 4,265.69          6/30/2002........... $ 4,217.78
7/31/2002........... $ 3,834.00          7/31/2002........... $ 3,779.55
8/31/2002........... $ 3,784.54          8/31/2002........... $ 3,735.71
9/30/2002........... $ 3,109.00          9/30/2002........... $ 3,056.55
10/31/2002.......... $ 3,788.32          10/31/2002.......... $ 3,724.72
11/30/2002.......... $ 4,451.65          11/30/2002.......... $ 4,382.13
12/31/2002.......... $ 3,803.05          12/31/2002.......... $ 3,735.77
1/31/2003........... $ 3,769.58          1/31/2003........... $ 3,702.89
2/28/2003........... $ 3,827.25          2/28/2003........... $ 3,757.69
3/31/2003........... $ 3,784.01          3/31/2003........... $ 3,713.73
4/30/2003........... $ 4,178.68          4/30/2003........... $ 4,096.99
5/31/2003........... $ 4,645.02          5/31/2003........... $ 4,546.01
6/30/2003........... $ 4,633.41          6/30/2003........... $ 4,535.10
7/31/2003........... $ 4,899.36          7/31/2003........... $ 4,798.14
8/31/2003........... $ 5,238.40          8/31/2003........... $ 5,126.81
9/30/2003........... $ 5,161.92          9/30/2003........... $ 5,039.14
10/31/2003.......... $ 5,665.72          10/31/2003.......... $ 5,543.06
11/30/2003.......... $ 5,775.07          11/30/2003.......... $ 5,630.64
12/31/2003.......... $ 5,864.01          12/31/2003.......... $ 5,729.18
1/31/2004........... $ 6,139.61          1/31/2004........... $ 5,981.13
2/29/2004........... $ 5,965.86          2/29/2004........... $ 5,805.86
3/31/2004........... $ 5,801.21          3/31/2004........... $ 5,641.54
4/30/2004........... $ 5,463.00          4/30/2004........... $ 5,301.95
5/31/2004........... $ 5,766.19          5/31/2004........... $ 5,597.72
6/30/2004........... $ 5,908.04          6/30/2004........... $ 5,740.13
7/31/2004........... $ 5,347.96          7/31/2004........... $ 5,192.40
8/31/2004........... $ 5,081.63          8/31/2004........... $ 4,940.45
9/30/2004........... $ 5,257.45          9/30/2004........... $ 5,104.77
10/31/2004.......... $ 5,536.62          10/31/2004.......... $ 5,378.63
11/30/2004.......... $ 5,848.89          11/30/2004.......... $ 5,674.40
12/31/2004.......... $ 6,035.47          12/31/2004.......... $ 5,852.60
1/31/2005........... $ 5,636.53          1/31/2005........... $ 5,466.91
2/28/2005........... $ 5,647.80          2/28/2005........... $ 5,477.85
3/31/2005........... $ 5,510.56          3/31/2005........... $ 5,334.33
4/30/2005........... $ 5,228.97          4/30/2005........... $ 5,058.54
5/31/2005........... $ 5,704.28          5/31/2005........... $ 5,521.40
6/30/2005........... $ 5,591.91          6/30/2005........... $ 5,410.97
7/31/2005........... $ 5,968.24          7/31/2005........... $ 5,774.59
8/31/2005........... $ 5,917.51          8/31/2005........... $ 5,719.73
9/30/2005........... $ 5,976.69          9/30/2005........... $ 5,786.08
10/31/2005.......... $ 5,870.30          10/31/2005.......... $ 5,676.14
11/30/2005.......... $ 6,257.15          11/30/2005.......... $ 6,051.90
12/31/2005.......... $ 6,141.40          12/31/2005.......... $ 5,940.55

The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares. Past performance is not a guarantee of future results.

                                             Average Annual Return         Cumulative Return
                                         -----------------------------  -----------------------
                                                                Since                    Since
                                         1 year 3 year 5 year Inception 3 year 5 year  Inception
                                         ------ ------ ------ --------- ------ ------  ---------
E*TRADE Technology Index Fund...........  1.51% 16.72% -7.78%   -7.34%  59.02% -33.30%  -38.52%
Goldman Sachs Technology Composite......  2.02% 17.41% -7.13%   -7.37%  61.87% -30.93%  -38.44%

Fees and Expenses

As a shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Fund does not assess sales loads or 12b-1 fees.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2005 through December 31, 2005.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly Account Maintenance Fee ("AMF") is charged to shareholders with account balances of less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to your estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account;
(2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly Account Maintenance Fee ("AMF") is charged to shareholders with account balances of less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to your estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                   Annualized
                                Beginning  Ending   Expenses Paid Expense Ratio
                                 Account  Account    During the   Based on the
                                  Value    Value      Six-Month     Six-Month
                                06/30/05  12/30/05     Period*       Period
                                --------- --------- ------------- -------------
E*TRADE Technology Index Fund
   Actual...................... $1,000.00 $1,192.96     $3.32         0.60%
   Hypothetical (5% return
     before expenses).......... $1,000.00 $1,022.18     $3.06         0.60%

* Expenses for the Fund are calculated using the Fund's annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended 12/31/05. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

E*TRADE Technology Fund
Schedule of Investments
December 31, 2005

                                                             Shares    Value
                                                             ------- ----------
COMMON STOCKS--96.7%
ADVERTISING--0.5%
Getty Images, Inc.(a).......................................   1,300 $  116,051
Monster Worldwide, Inc.(a)..................................   2,445     99,805
                                                                     ----------
                                                                        215,856
                                                                     ----------
COMMERCIAL SERVICES--4.5%
Accenture, Ltd., Class A....................................  11,660    336,624
Amazon.com, Inc.(a).........................................   8,333    392,901
BearingPoint, Inc.(a).......................................   4,040     31,754
ChoicePoint, Inc.(a)........................................   1,888     84,035
Convergys Corp.(a)..........................................   2,980     47,233
eBay, Inc.(a)...............................................  27,361  1,183,364
Hewitt Associates, Inc., Class A(a).........................   1,100     30,811
Net 1 UEPS Technologies, Inc.(a)............................   1,164     33,581
Overstock.com, Inc.(a)......................................     400     11,260
                                                                     ----------
                                                                      2,151,563
                                                                     ----------
COMMUNICATIONS SERVICES--0.3%
Avaya, Inc.(a)..............................................   9,675    103,232
Syniverse Holdings, Inc.(a).................................   1,418     29,636
                                                                     ----------
                                                                        132,868
                                                                     ----------
COMPUTER FACILITIES MANAGEMENT--0.5%
Cognizant Technology Solutions Corp.(a).....................   2,746    138,261
Comverse Technology, Inc.(a)................................   4,061    107,982
                                                                     ----------
                                                                        246,243
                                                                     ----------
COMPUTER INTEGRATED SYSTEMS DESIGN--1.2%
BEA Systems, Inc.(a)........................................   8,084     75,990
Brocade Communications Systems, Inc.(a).....................   5,445     22,161
Computer Sciences Corp.(a)..................................   3,733    189,039
Intergraph Corp.(a).........................................     586     29,189
Jack Henry & Associates, Inc................................   1,946     37,130
Network Appliance, Inc.(a)..................................   7,426    200,501
TIBCO Software, Inc.(a).....................................   4,376     32,689
                                                                     ----------
                                                                        586,699
                                                                     ----------
COMPUTER PERIPHERAL EQUIPMENT--6.5%
3Com Corp.(a)...............................................   7,781     28,012
Cisco Systems, Inc.(a)...................................... 129,614  2,218,991
Electronics For Imaging, Inc.(a)............................   1,113     29,617
Emulex Corp.(a).............................................   1,759     34,811
Juniper Networks, Inc.(a)...................................  11,052    246,460
Lexmark International, Inc.(a)..............................   2,607    116,872
Nam Tai Electronics, Inc....................................     900     20,250
Palm, Inc.(a)...............................................   1,022     32,500
QLogic Corp.(a).............................................   1,862     60,534
Research In Motion, Ltd.(a).................................   3,843    253,675
Symbol Technologies, Inc....................................   4,923     63,113
                                                                     ----------
                                                                      3,104,835
                                                                     ----------

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
COMPUTER PROGRAMMING SERVICES--0.3%
Amdocs, Ltd.(a)...............................................  4,083   112,283
Informatica Corp.(a)..........................................  1,829    21,948
                                                                      ---------
                                                                        134,231
                                                                      ---------
COMPUTER RELATED SERVICES--2.0%
CACI International, Inc., Class A(a)..........................    612    35,117
Ceridian Corp.(a).............................................  3,037    75,469
Electronic Data Systems Corp.................................. 10,523   252,973
IAC/InterActiveCorp(a)........................................  6,840   193,640
Internet Security Systems, Inc.(a)............................    932    19,525
Paychex, Inc..................................................  7,675   292,572
Red Hat, Inc.(a)..............................................  3,584    97,628
                                                                      ---------
                                                                        966,924
                                                                      ---------
COMPUTER STORAGE DEVICES--2.3%
EMC Corp.(a).................................................. 48,732   663,730
Imation Corp..................................................    687    31,650
Sandisk Corp.(a)..............................................  3,673   230,738
Seagate Technology............................................  9,622   192,344
                                                                      ---------
                                                                      1,118,462
                                                                      ---------
COMPUTERS--3.1%
Anteon International Corp.(a).................................    766    41,632
Apple Computer, Inc.(a)....................................... 16,710 1,201,282
Black Box Corp................................................    399    18,905
Kronos, Inc.(a)...............................................    639    26,749
Maxtor Corp.(a)...............................................  5,135    35,637
Perot Systems Corp., Class A(a)...............................  2,437    34,459
RSA Security, Inc.(a).........................................  1,500    16,845
Western Digital Corp.(a)......................................  4,317    80,339
                                                                      ---------
                                                                      1,455,848
                                                                      ---------
COMPUTERS, PERIPHERAL & SOFTWARE--1.5%
Autodesk, Inc.................................................  4,637   199,159
Creative Technology, Ltd......................................  1,800    15,156
Infospace, Inc.(a)............................................    700    18,074
McAfee, Inc.(a)...............................................  3,300    89,529
National Instruments Corp.....................................  1,642    52,626
NetIQ Corp.(a)................................................  1,176    14,453
Nvida Corp.(a)................................................  3,436   125,620
Open Text Corp.(a)............................................  1,000    14,110
Salesforce.com, Inc.(a).......................................  2,233    71,568
Sybase, Inc.(a)...............................................  1,819    39,763
Zebra Technologies Corp., Class A(a)..........................  1,550    66,418
                                                                      ---------
                                                                        706,476
                                                                      ---------
DATA PROCESSING & PREPARATION--3.9%
Acxiom Corp...................................................  1,790    41,170
Affiliated Computer Services, Inc., Class A(a)................  2,524   149,370
Automatic Data Processing, Inc................................ 11,831   542,925
BISYS Group, Inc.(a)..........................................  2,450    34,325
DST Systems, Inc.(a)..........................................  1,692   101,368

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
Filenet Corp.(a)..............................................    900    23,265
First Data Corp............................................... 15,792   679,213
Fiserv, Inc.(a)...............................................  3,879   167,844
Verisign, Inc.(a).............................................  5,364   117,579
                                                                      ---------
                                                                      1,857,059
                                                                      ---------
DISTRIBUTION/WHOLESALE--0.3%
CDW Corp......................................................  1,692    97,408
Ingram Micro, Inc., Class A(a)................................  3,233    64,434
                                                                      ---------
                                                                        161,842
                                                                      ---------
ELECTRONIC COMPONENTS--0.8%
AVX Corp.                                                       3,510    50,825
Celestica, Inc.(a)............................................  3,800    40,128
Flextronics International, Ltd.(a)............................ 11,468   119,726
MEMC Electronic Materials, Inc.(a)............................  4,241    94,023
Sanmina-SCI Corp.(a).......................................... 10,659    45,407
Vishay Intertechnology, Inc.(a)...............................  3,436    47,279
                                                                      ---------
                                                                        397,388
                                                                      ---------
ELECTRONIC COMPUTERS--13.0%
Advent Software, Inc.(a)......................................    613    17,722
Dell, Inc.(a)................................................. 49,103 1,472,599
Gateway, Inc.(a)..............................................  7,529    18,898
Hewlett-Packard Co............................................ 58,539 1,675,972
International Business Machines Corp.......................... 32,721 2,689,665
Sun Microsystems, Inc.(a)..................................... 69,080   289,445
Unisys Corp.(a)...............................................  6,872    40,064
                                                                      ---------
                                                                      6,204,365
                                                                      ---------
ELECTRONIC PARTS & EQUIPMENT--0.5%
Arrow Electronics, Inc.(a)....................................  2,484    79,563
Avnet, Inc.(a)................................................  2,447    58,581
Benchmark Electronics, Inc.(a)................................    900    30,267
Checkfree Corp.(a)............................................  1,917    87,990
                                                                      ---------
                                                                        256,401
                                                                      ---------
ELECTRONICS--1.4%
Agilent Technologies, Inc.(a).................................  9,965   331,734
Amphenol Corp., Class A.......................................  1,862    82,412
ATI Technologies, Inc.(a).....................................  5,116    86,921
Cymer, Inc.(a)................................................    765    27,165
KEMET Corp.(a)................................................  1,755    12,408
Mentor Graphics Corp.(a)......................................  1,628    16,834
Skyworks Solutions, Inc.(a)...................................  3,194    16,257
Tektronix, Inc................................................  1,850    52,189
Trimble Navigation, Ltd.(a)...................................  1,100    39,039
                                                                      ---------
                                                                        664,959
                                                                      ---------
INTERNET SOFTWARE & SERVICES--6.0%
CNET Networks, Inc.(a)........................................  2,955    43,409
EarthLink, Inc.(a)............................................  2,923    32,475
Expedia, Inc.(a)..............................................  6,840   163,886
Google, Inc., Class A(a)......................................  3,472 1,440,393
NetFlix, Inc.(a)..............................................  1,110    30,037
Valueclick, Inc.(a)...........................................  1,727    31,276
Yahoo!, Inc.(a)............................................... 28,322 1,109,656
                                                                      ---------
                                                                      2,851,132
                                                                      ---------

  The accompanying notes are an integral part of these financial statements.

                                                              Shares    Value
                                                              ------- ---------
NETWORK EQUIPMENT--0.7%
Foundry Networks, Inc.(a)....................................   2,810    38,806
Lucent Technologies, Inc.(a).................................  89,851   239,003
Sonus Networks, Inc.(a)......................................   5,033    18,723
Sycamore Networks, Inc.(a)...................................   5,584    24,123
                                                                      ---------
                                                                        320,655
                                                                      ---------
PREPACKAGED SOFTWARE--16.2%
Adobe Systems, Inc...........................................  11,869   438,678
BMC Software, Inc.(a)........................................   4,493    92,062
Cadence Design System, Inc.(a)...............................   5,604    94,820
Check Point Software Technologies, Ltd.(a)...................   5,222   104,962
Citrix Systems, Inc.(a)......................................   3,433    98,802
Cognos, Inc.(a)..............................................   1,907    66,192
Computer Associates International, Inc.......................  11,993   338,083
Compuware Corp.(a)...........................................   7,855    70,459
CSG Systems International, Inc.(a)...........................   1,051    23,458
Electronic Arts, Inc.(a).....................................   6,216   325,159
Intuit, Inc.(a)..............................................   3,675   195,878
Macrovision Corp.(a).........................................   1,100    18,403
Mercury Interactive Corp.(a).................................   1,853    51,495
Microsoft Corp............................................... 143,105 3,742,195
Novell, Inc.(a)..............................................   7,725    68,212
Oracle Corp.(a).............................................. 104,276 1,273,209
Parametric Technology Corp.(a)...............................   5,509    33,605
Quest Software, Inc.(a)......................................   2,057    30,012
RealNetworks, Inc.(a)........................................   3,470    26,927
Siebel Systems, Inc..........................................  10,479   110,868
Symantec Corp.(a)............................................  24,137   422,398
Synopsys, Inc.(a)............................................   3,008    60,340
Wind River Systems, Inc.(a)..................................   1,800    26,586
                                                                      ---------
                                                                      7,712,803
                                                                      ---------
PRINTED CIRCUIT BOARDS--0.5%
Jabil Circuit, Inc.(a).......................................   4,103   152,180
Solectron Corp.(a)...........................................  19,718    72,168
                                                                      ---------
                                                                        224,348
                                                                      ---------
PROCESS CONTROL INSTRUMENTS--0.3%
PerkinElmer, Inc.............................................   2,729    64,296
Teradyne, Inc.(a)............................................   3,971    57,857
                                                                      ---------
                                                                        122,153
                                                                      ---------
RADIO & TV COMMUNICATIONS EQUIPMENT--5.7%
Andrew Corp.(a)..............................................   3,294    35,345
Motorola, Inc................................................  49,735 1,123,514
Qualcomm, Inc................................................  33,132 1,427,326
Scientific-Atlanta, Inc......................................   3,090   133,086
                                                                      ---------
                                                                      2,719,271
                                                                      ---------
SEMICONDUCTORS--1.2%
Agere System, Inc.(a)........................................   3,665    47,279
AMIS Holdings, Inc.(a).......................................   1,800    19,170

  The accompanying notes are an integral part of these financial statements.

                                                              Shares    Value
                                                              ------- ---------
Formfactor, Inc.(a)..........................................     800    19,544
Freescale Semiconductor, Inc., Class A(a)....................   2,658    66,955
Freescale Semiconductor, Inc., Class B(a)....................   5,475   137,806
Intersil Corp., Class A......................................   3,100    77,128
Microsemi Corp.(a)...........................................   1,300    35,958
ON Semiconductor Corp.(a)....................................   5,176    28,623
PMC-Sierra, Inc.(a)..........................................   3,658    28,203
Semtech Corp.(a).............................................   1,546    28,230
Silicon Image, Inc.(a).......................................   1,700    15,385
Silicon Laboratories, Inc.(a)................................   1,155    42,342
Sirf Technology Holdings, Inc.(a)............................     989    29,472
                                                                      ---------
                                                                        576,095
                                                                      ---------
SEMICONDUCTORS EQUIPMENT--16.2%
Advanced Micro Devices, Inc.(a)..............................   8,010   245,106
Altera Corp.(a)..............................................   7,536   139,642
Amkor Technologies, Inc.(a)..................................   3,584    20,070
Analog Devices, Inc..........................................   7,504   269,168
Applied Micro Circuits Corp.(a)..............................   6,216    15,975
ASE Test Limited(a)..........................................   2,100    16,485
Atmel Corp.(a)...............................................   9,744    30,109
Broadcom Corp., Class A(a)...................................   5,618   264,889
Conexant Systems, Inc.(a)....................................   9,557    21,599
Cree, Inc.(a)................................................   1,579    39,854
Cypress Semiconductor Corp.(a)...............................   2,672    38,076
Entegris, Inc.(a)............................................   2,782    26,206
Fairchild Semiconductor International, Inc., Class A(a)......   2,524    42,681
Intel Corp................................................... 125,199 3,124,968
Intergrated Device Technology, Inc.(a).......................   3,976    52,404
International Rectifier Corp.(a).............................   1,343    42,842
JDS Uniphase Corp.(a)........................................  28,190    66,528
KLA-Tencor Corp..............................................   3,992   196,925
Linear Technology Corp.......................................   6,206   223,850
LSI Logic Corp.(a)...........................................   7,865    62,920
Marvell Technology Group, Ltd.(a)............................   5,661   317,526
Maxim Integrated Products, Inc...............................   6,651   241,032
Micrel, Inc.(a)..............................................   1,816    21,066
Microchip Technology, Inc....................................   4,228   135,930
Micron Technology, Inc.(a)...................................  12,470   165,976
MKS Instruments, Inc.(a).....................................   1,100    19,679
National Semiconductor Corp..................................   7,079   183,912
OmniVision Technologies, Inc.(a).............................   1,200    23,952
Rambus, Inc.(a)..............................................   2,082    33,708
RF Micro Devices, Inc.(a)....................................   3,803    20,574
STMicroelectronics NV........................................  18,352   330,336
Texas Instruments, Inc.......................................  33,711 1,081,113
Varian Semiconductor Equipment Associates, Inc.(a)...........     775    34,046
Xilinx, Inc..................................................   7,115   179,369
                                                                      ---------
                                                                      7,728,516
                                                                      ---------
SOFTWARE--2.0%
Activision, Inc.(a)..........................................   5,396    74,141
Akamai Technologies, Inc.(a).................................   2,589    51,599
Ansys, Inc.(a)...............................................     672    28,688
Avid Technology, Inc.(a).....................................     870    47,641
Avocent Corp.(a).............................................   1,058    28,767
Certegy, Inc.................................................   1,288    52,241
Digital Insight Corp.(a).....................................     754    24,143
Digital River, Inc.(a).......................................     700    20,818
F5 Networks, Inc.(a).........................................     800    45,752

  The accompanying notes are an integral part of these financial statements.

                                                              Shares   Value
                                                              ------ ----------
Fair Isaac Corp..............................................  1,407     62,147
Global Payments, Inc.........................................  1,646     76,720
Hyperion Solutions Corp.(a)..................................  1,218     43,629
IDX Systems Corp.(a).........................................    650     28,548
Keane, Inc.(a)...............................................  1,352     14,886
Midway Games, Inc.(a)........................................  1,888     35,815
Navteq Corp.(a)..............................................  1,921     84,274
Openwave Systems Inc.(a).....................................  1,484     25,925
Reynolds & Reynolds Co., Class A.............................  1,380     38,737
SRA International, Inc., Class A(a)..........................    800     24,432
Take-Two Interactive Software, Inc.(a).......................  1,479     26,178
THQ, Inc.(a).................................................  1,260     30,051
Verifone Holdings, Inc.(a)...................................  1,423     36,002
WebEx Communications, Inc.(a)................................    925     20,008
Websense, Inc.(a)............................................    500     32,820
                                                                     ----------
                                                                        953,962
                                                                     ----------
SPECIAL INDUSTRY MACHINERY--2.1%
Applied Materials, Inc....................................... 33,342    598,156
ASML Holding NV(a)...........................................  9,809    196,965
Lam Research Corp.(a)........................................  2,899    103,436
Novellus Systems, Inc.(a)....................................  2,886     69,610
Unova, Inc.(a)...............................................  1,300     43,940
                                                                     ----------
                                                                      1,012,107
                                                                     ----------
TELECOMMUNICATIONS--0.5%
Powerwave Technologies, Inc.(a)..............................  2,093     26,309
Crown Castle Intl., Corp.(a).................................  4,443    119,562
Polycom, Inc.(a).............................................  2,074     31,732
West Corp.(a)................................................  1,442     60,780
                                                                     ----------
                                                                        238,383
                                                                     ----------
TELECOMMUNICATIONS EQUIPMENT--1.7%
ADTRAN, Inc..................................................  1,602     47,643
Corning, Inc.(a)............................................. 28,860    567,388
Harris Corp..................................................  2,800    120,428
InterDigital Communications Corp.(a).........................  1,093     20,024
Ixia(a)......................................................  1,400     20,692
Tekelec(a)...................................................  1,381     19,196
UTStarcom, Inc.(a)...........................................  2,407     19,400
                                                                     ----------
                                                                        814,771
                                                                     ----------
TELEPHONE & TELEGRAPH APPARATUS--0.9%
ADC Telecommunications, Inc.(a)..............................  2,416     53,973
Ciena Corp.(a)............................................... 11,693     34,728
Nortel Networks Corp.(a)..................................... 86,567    264,896
Tellabs, Inc.(a).............................................  9,091     99,092
                                                                     ----------
                                                                        452,689
                                                                     ----------
TRAVEL SERVICES--0.1%
Sabre Holdings Corp..........................................  2,659     64,108
                                                                     ----------
TOTAL COMMON STOCKS (Cost $51,780,940).......................        46,153,012
                                                                     ----------

  The accompanying notes are an integral part of these financial statements.

                                                          Principal
                                                           Amount
                                                          ---------
SHORT-TERM INVESTMENTS --0.3%
U.S. Treasury Bill 3.72% (1), 2/9/06 (2).................  $150,000     149,412
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS (Cost $149,406).............               149,412
                                                                    -----------
TOTAL INVESTMENTS (Cost $51,930,346)--97.0%..............            46,302,424
                                                                    -----------
OTHER ASSETS LESS LIABILITIES--3.0%......................             1,449,880
                                                                    -----------
NET ASSETS--100.0%.......................................           $47,752,304
                                                                    ===========
(a) Represents non-income producing securities.
(1) Yield to Maturity.
(2) See Note 6 regarding futures contracts.

  The accompanying notes are an integral part of these financial statements.

E*Trade Technology Index Fund
Representation of Investments
12/31/2005

                                                                    % of Total
Industry                                               Market Value Net Assets
--------                                               ------------ ----------
SEMICONDUCTORS EQUIPMENT.............................. $ 7,728,516        16.2%
PREPACKAGED SOFTWARE..................................   7,712,803        16.2%
ELECTRONIC COMPUTERS..................................   6,204,365        13.0%
COMPUTER PERIPHERAL EQUIPMENT.........................   3,104,835         6.5%
INTERNET SOFTWARE & SERVICES..........................   2,851,132         6.0%
RADIO & TV COMMUNICATIONS EQUIPMENT...................   2,719,271         5.7%
COMMERCIAL SERVICES...................................   2,151,563         4.5%
DATA PROCESSING & PREPARATION.........................   1,857,059         3.9%
COMPUTERS.............................................   1,455,848         3.1%
COMPUTER STORAGE DEVICES..............................   1,118,462         2.3%
SPECIAL INDUSTRY MACHINERY............................   1,012,107         2.1%
COMPUTER RELATED SERVICES.............................     966,924         2.0%
SOFTWARE..............................................     953,962         2.0%
TELECOMMUNICATIONS EQUIPMENT..........................     814,771         1.7%
COMPUTERS, PERIPHERAL & SOFTWARE......................     706,476         1.5%
ELECTRONICS...........................................     664,959         1.4%
COMPUTER INTEGRATED SYSTEMS DESIGN....................     586,699         1.2%
SEMICONDUCTORS........................................     576,095         1.2%
TELEPHONE & TELEGRAPH APPARATUS.......................     452,689         0.9%
ELECTRONIC COMPONENTS.................................     397,388         0.8%
NETWORK EQUIPMENT.....................................     320,655         0.7%
ELECTRONIC PARTS & EQUIPMENT..........................     256,401         0.5%
COMPUTER FACILITIES MANAGEMENT........................     246,243         0.5%
TELECOMMUNICATIONS....................................     238,383         0.5%
PRINTED CIRCUIT BOARDS................................     224,348         0.5%
ADVERTISING...........................................     215,856         0.5%
DISTRIBUTION/WHOLESALE................................     161,842         0.3%
COMPUTER PROGRAMMING SERVICES.........................     134,231         0.3%
COMMUNICATIONS SERVICES...............................     132,868         0.3%
PROCESS CONTROL INSTRUMENTS...........................     122,153         0.3%
TRAVEL SERVICES.......................................      64,108         0.1%
SHORT-TERM INVESTMENTS AND OTHER ASSETS LESS
  LIABILITIES.........................................   1,599,292         3.3%
                                                       -----------       -----
                                                       $47,752,304       100.0%
                                                       ===========       =====

E*TRADE TECHNOLOGY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005

ASSETS
Investments at market value (Cost: $51,930,346) (Note 2)......... $ 46,302,424
Cash.............................................................        2,723
Receivable for securities sold...................................    1,633,509
Receivable for fund shares purchased.............................       46,135
Due from E*TRADE Asset Management, Inc. (Note 3).................       17,214
Divdends and interest receivable.................................       15,588
                                                                  ------------
   TOTAL ASSETS                                                     48,017,593
                                                                  ------------
LIABILITIES
Payable for fund shares redeemed.................................      168,197
Accrued advisory fee (Note 3)....................................       10,547
Accrued shareholder servicing fees (Note 3)......................       10,547
Accrued administration fee (Note 3)..............................        6,328
Accrued other expenses...........................................       66,935
Variation margin payable.........................................        2,735
                                                                  ------------
   TOTAL LIABILITIES                                                   265,289
                                                                  ------------
TOTAL NET ASSETS                                                  $ 47,752,304
                                                                  ============
NET ASSETS CONSIST OF:
Share of beneficial interest, at par............................. $     88,634
Paid-in Capital, in excess of par................................  121,975,058
Accumulated net realized gain (loss) on investments and futures contracts......................................................  (68,678,910)
Net unrealized appreciation (depreciation) of investments and
  futures contracts..............................................   (5,632,478)
                                                                  ------------
TOTAL NET ASSETS................................................. $ 47,752,304
                                                                  ============
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01).......    8,863,369
                                                                  ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE... $       5.39
                                                                  ============

  The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENT OF OPERATIONS
For the year ended December 31, 2005

NET INVESTMENT INCOME:
   Dividends (net of foreign withholding tax of $366)........ $    225,488
   Interest..................................................       10,395
                                                              ------------
       TOTAL INVESTMENT INCOME...............................      235,883
                                                              ------------
EXPENSES (NOTE 3):
   Advisory fee..............................................      122,902
   Administration fee........................................       73,741
   Shareholder servicing fees................................      122,902
   Transfer and dividend disbursing agent....................      170,539
   Custodian fee.............................................       48,450
   Legal services............................................       22,906
   Registration fees.........................................       28,163
   Audit and tax services....................................       24,926
   Trustee fees..............................................       24,705
   Printing..................................................        4,144
   Insurance.................................................        1,135
   Other expenses............................................        5,610
                                                              ------------
       TOTAL EXPENSES BEFORE WAIVER..........................      650,123
   Waived fees and reimbursed expenses (Note 3)..............     (355,152)
                                                              ------------
   NET EXPENSES..............................................      294,971
                                                              ------------
NET INVESTMENT LOSS..........................................      (59,088)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
       Sale of investments...................................  (14,434,616)
       Futures contracts.....................................       52,907
   Net change in unrealized appreciation (depreciation) of:
       Investments...........................................   14,586,173
       Futures contracts.....................................       (5,751)
                                                              ------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     AND FUTURES CONTACTS....................................      198,713
                                                              ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................. $    139,625
                                                              ============

  The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                        For the Year Ended  For the Year Ended
                                        December 31, 2005   December 31, 2004
                                        ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
Net investment income (loss)...........       $    (59,088)       $    333,298
Net realized gain (loss) on sale of
  investments and futures contracts....        (14,381,709)         (3,621,274)
Net change in unrealized appreciation
  (depreciation) of investments and
  futures contracts....................         14,580,422           4,586,157
                                              ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS............            139,625           1,298,181
                                              ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment
  income...............................                 --            (333,259)
                                              ------------        ------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares.......          8,509,490          16,249,429
Value of shares issued in reinvestment
  of dividends and distributions.......                 --             313,782
Cost of shares redeemed................        (16,838,583)        (13,700,424)
                                              ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM TRANSACTIONS IN SHARES OF
  COMMON STOCK.........................         (8,329,093)          2,862,787
                                              ------------        ------------
REDEMPTION FEES (Note 2)...............             13,542              13,145
                                              ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS..         (8,175,926)          3,840,854
NET ASSETS:
BEGINNING OF PERIOD....................         55,928,230          52,087,376
                                              ------------        ------------
END OF PERIOD..........................       $ 47,752,304        $ 55,928,230
                                              ============        ============
SHARE TRANSACTIONS:
Number of shares sold..................          1,674,803           3,203,176
Number of shares reinvested............                 --              59,541
Number of shares redeemed..............         (3,336,519)         (2,697,163)
                                              ------------        ------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING..........................         (1,661,716)            565,554
                                              ============        ============

  The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period

                                            Year Ended                  Year Ended               Year Ended
                                         December 31, 2005           December 31, 2004        December 31, 2003
                                         -----------------           -----------------        -----------------
NET ASSET VALUE, BEGINNING OF PERIOD....           $  5.31                     $  5.23                  $  3.41
                                                   -------                     -------                  -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
   Net investment income (loss).........             (0.01) /(2)(3)/             0.03 /(2)/               (0.02) /(2)/
   Net realized and unrealized gain
     (loss) on investments..............              0.09                        0.08                     1.84
                                                   -------                     -------                  -------
   TOTAL FROM INVESTMENT OPERATIONS.....              0.08                        0.11                     1.82
                                                   -------                     -------                  -------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment
     income.............................                --                       (0.03)                      --
                                                   -------                     -------                  -------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS..                --                       (0.03)                      --
                                                   -------                     -------                  -------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL              --  /(3)/                   --  /(3)/                --  /(3)/
                                                   -------                     -------                  -------
NET ASSET VALUE, END OF PERIOD..........           $  5.39                     $  5.31                  $  5.23
                                                   =======                     =======                  =======
   TOTAL RETURN/(1)/....................              1.51%                       2.15%                   53.37%
   RATIOS/SUPPLEMENTAL DATA:............
   Net assets, end of period (000's
     omitted)...........................           $47,752                     $55,928                  $52,087
   Ratio of expenses to average net
     assets.............................              0.60% /(4)/                 0.68% /(4)/              0.85% /(4)/
   Ratio of net investment income
     (loss) to average net assets.......             (0.12)% /(5)/                0.64% /(5)/             (0.50)% /(5)/
   Portfolio turnover rate..............              3.55%                      10.04%                   11.22%

                                            Year Ended                Year Ended
                                         December 31, 2002         December 31, 2001
                                         -----------------         -----------------
NET ASSET VALUE, BEGINNING OF PERIOD....           $  5.77                   $  8.21
                                                   -------                   -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
   Net investment income (loss).........             (0.03)                    (0.04)
   Net realized and unrealized gain
     (loss) on investments..............             (2.33)                    (2.36)
                                                   -------                   -------
   TOTAL FROM INVESTMENT OPERATIONS.....             (2.36)                    (2.40)
                                                   -------                   -------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment
     income.............................                --                     (0.04)
                                                   -------                   -------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS..                --                     (0.04)
                                                   -------                   -------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL              --  /(3)/                 --  /(3)/
                                                   -------                   -------
NET ASSET VALUE, END OF PERIOD..........           $  3.41                   $  5.77
                                                   =======                   =======
   TOTAL RETURN/(1)/....................            (40.90)%                  (29.03)%
   RATIOS/SUPPLEMENTAL DATA:............
   Net assets, end of period (000's
     omitted)...........................           $34,669                   $62,505
   Ratio of expenses to average net
     assets.............................              0.85% /(4)/               0.85% /(4)/
   Ratio of net investment income
     (loss) to average net assets.......             (0.61)% /(5)/             (0.66)% /(5)/
   Portfolio turnover rate..............              6.02%                    48.65%

--------
(1) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions.
(2) Calculated based on average shares outstanding.
(3) Rounds to less than $0.01.
(4) The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended December 31, 2005, December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were 1.32%, 1.25%, 1.64%, 1.88%, and 1.18%, respectively.
(5) The ratio of net investment gain (loss) to average net assets prior to waived fees and reimbursed expenses for the year ended December 31, 2005, December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were (0.84)%, 0.07%, (1.28)%, (1.64)% and (0.99)%, respectively.
(6) The Investment Adviser voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period January 1, 2000 through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.85% for the year ended December 31, 2000.

  The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

1. ORGANIZATION

E*TRADE Technology Index Fund ("Fund") is a non-diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of December 31, 2005, the Trust consisted of four operating series: the E*TRADE International Index Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE Technology Index Fund.

The Fund's investment objective is to match, before fees and expenses, the total return of the stocks making up the Goldman Sachs Technology ("GSTI(TM) Composite") Index*. The Fund seeks to achieve its objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the securities that comprise the GSTI(TM) Composite.

* "GSTI(TM)" is a trademark of Goldman, Sachs & Co. and has been licensed for use by E*TRADE Asset Management, Inc. ("ETAM"), the Fund's investment adviser, for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman, Sachs & Co. or any of its affiliates and neither Goldman, Sachs & Co. nor any of its affiliates makes any representation regarding the advisability of investing in the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such securities primarily are traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are priced using the Nasdaq Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. When a significant event occurs subsequent to the time a value is established as described above that is likely to change such value or when market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees of the Fund ("Board"). In this regard, the Fund utilizes an independent pricing service in determining the fair value of foreign securities primarily traded in foreign markets when significant events occur subsequent to the close of such foreign markets. The fair value of such foreign securities are determined by the Fund (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell a security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates fair market value.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005 (continued)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Expenses attributable to all Funds in the Trust are allocated to each Fund based on the relative net assets of the Fund.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred as wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during 2005 and 2004 was as follows:

                         2005   2004
                         ---- --------
Distributions paid from:
Ordinary Income......... $--  $333,259

At December 31, 2005, the components of Distributable Earnings on a tax basis were as follows:

                                  2005
                              ------------
Undistributed Ordinary Income $         --
Unrealized Depreciation......  (12,781,400)
Undistributed Capital Loss...  (61,529,988)
                              ------------
Total........................ $(74,311,388)

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. It is the Fund's intention to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute annually all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2005, for federal income tax purposes, the Fund had a total capital loss carryforward of $58,044,125, of which $25,106,304, $4,029,927,
$4,341,208, $9,887,414, $2,833,369 and $11,845,903 will expire in 2008, 2009,
2010, 2011, 2012 and 2013, respectively. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. For the

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005 (continued)

year ended December 31, 2005, the Fund has elected to defer $3,485,863 of capital losses attributable to post-October losses. Approximately $25,106,304 of capital loss carryforward in the Fund, which will expire in 2008, was acquired in the reorganization of the E*TRADE E-Commerce Index Fund into the Fund on December 7, 2001 and is available to offset future capital gains of the Fund. The losses absorbed by the Fund from the reorganization of the E*TRADE E-Commerce Index Fund into the Fund are limited under IRS regulations.

At December 31, 2005, the cost of investments for federal income tax purposes was $59,083,824. Net unrealized depreciation aggregated $12,781,400, of which $8,595,295 represented gross unrealized appreciation on securities and $21,376,695 represented gross unrealized depreciation on securities. The difference between book basis and tax basis is attributable primarily to wash sales.

REDEMPTION FEES

Redemption of shares held in the Fund for less than 120 days are subject to a fee of 1%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. Total redemption fee proceeds for the year ended December 31, 2005 and year ended December 31, 2004 were $13,542 and $13,145, respectively, and are set forth in the Statement of Changes in Net Assets.

RECLASSIFICATION OF CAPITAL ACCOUNTS

In order to present undistributed net investment income and accumulated net realized loss on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized loss on investments and futures contracts. For the year ended December 31, 2005, the adjustments were to increase undistributed net investment income by $59,088, decrease accumulated net realized loss on investments and future contracts by $244 and decrease paid in capital in excess of par by $59,332. These adjustments are primarily due to the differences between book and tax treatment of investments and net investment loss.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE FINANCIAL Corporation ("E*TRADE FINANCIAL"), serves as the investment adviser for the Fund pursuant to an Investment Advisory Agreement between ETAM and the Trust, on behalf of the Fund. For its service as investment adviser, ETAM is currently paid by the Fund at an annual rate of 0.25% of the Fund's average daily net assets.

World Asset Management ("World Asset") serves as the Fund's investment sub-adviser. World Asset is a division of Munder Capital Management. For its services, World Asset is paid by ETAM, and not the Fund, a fee calculated as follows:

Name of Fund                                  Sub-Advisory Fee
------------                                  ----------------
E*TRADE Technology Index Fund  0.12% of average daily net assets up to $130 million

                               0.06% of average daily net asset between $130 million and $200 million

                               0.03% of average daily net assets over $200 million

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005 (continued)

ETAM also provides certain administrative services to the Fund, pursuant to an Administrative Services Agreement with the Trust, on behalf of the Fund. For its services, ETAM receives an administrative services fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

Since September 30, 2004, ETAM assesses an account maintenance fee of $2.50 per quarter to offset shareholder servicing costs if an account balance in the Fund falls below $5,000 (for any reason, including a decline in the value of the Fund's shares). The account maintenance fee is determined and paid at the end of the calendar quarter. The fee is not assessed in certain circumstances, as described in the Fund's Prospectus, including waiver of the fee if total E*TRADE Funds assets held by a shareholder are $10,000 or more. The fee will not be applied to: (1) assets held in any retirement plan account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege.

ETAM and E*TRADE Securities LLC ("E*TRADE Securities"), the Trust's principal underwriter and a wholly owned subsidiary of E*TRADE FINANCIAL, both provide shareholder servicing to the Fund under a Shareholder Servicing Agreement. For its services, ETAM receives a non-Rule 12b-1 shareholder servicing fee equal to an annual rate of 0.25% of the Fund's average daily net assets. In addition, ETAM is allowed to use the shareholder servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities, for services it provides to the Fund.

The amount "Due from E*TRADE Asset Management, Inc." listed on the Fund's Statement of Assets and Liabilities, reflects a contractual agreement between ETAM and the Fund ("Expense Limitation Agreement") in which ETAM has agreed to waive or limit its fees or to assume other expenses through at least April 30, 2006. The Expense Limitation Agreement may continue from year to year thereafter. Effective April 29, 2004, ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund's business) on an annualized basis are limited to 0.60% of the Fund's average daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the current percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the current percentage stated above and (ii) the payment of such reimbursement has been approved in advance by the Trust's Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund during any of the previous three fiscal years. Approximately $986,626 was eligible for reimbursement as of December 31, 2005.

4. AGREEMENTS AND OTHER TRANSACTIONS WITH NON-AFFILIATES

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. The Bank of New York provides fund accounting, custodial, and certain fund services for the Fund. E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Fund, but receives compensation from ETAM that may be equal to the maximum shareholder servicing fee received by ETAM from the Fund.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005 (continued)

5. PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent, but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. ETAM monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent and receives interest on the investment of cash collateral.

The Fund did not participate in securities lending during the year ended December 31, 2005.

6. FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. The risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The following futures contract(s) were outstanding as of December 31, 2005:

                                                      Notional  Net Unrealized
Number of            Futures              Expiration  Contract   Appreciation
Contracts             Index                  Date      Value    (Depreciation)
--------- ------------------------------  ---------- ---------- --------------
   11     Nasdaq 100 Futures               03/17/06  $1,824,900        $(4,557)

The Fund has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a value of $149,413.

7. REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's investments in repurchase agreements must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005 (continued)

acquired as collateral by the Fund under a repurchase agreement. ETAM monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The Fund did not invest in any repurchase agreements during the year ended December 31, 2005.

8. SHORT SALES OF SECURITIES

The Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The Fund did not enter into any short sale transactions during the year ended December 31, 2005.

9. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, aggregated $1,725,477 and $11,459,044 respectively, for the year ended December 31, 2005.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of E*TRADE Funds
And the Shareholders of E*TRADE Technology Index Fund

We have audited the accompanying statement of assets and liabilities of the E*TRADE Technology Index Fund, a series of the E*TRADE Funds (the "Trust"), including the schedule of investments, as of December 31, 2005, and the related statement of operations, the statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2004 and the financial highlights for each of the four years in the period ended December 31, 2004 have been audited by other auditors, whose report dated February 25, 2005 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE Technology Index Fund as of December 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                  TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 13, 2006

Trustees Renewal of Advisory Contracts

On August 23, 2005, the Board of Trustees ("Board") of the E*TRADE Funds ("Trust"), including the independent trustees, unanimously renewed the Investment Advisory Agreement ("Advisory Agreement") between the Trust and E*TRADE Asset Management, Inc. ("ETAM") on behalf of the E*TRADE S&P 500 Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE International Index Fund and E*TRADE Technology Index Funds (together, the "Funds"). All factors below were applied to each of the Funds except where otherwise noted. At the same time, the Board renewed the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement" and together with the Advisory Agreement, the "Advisory Agreements") between the Trust, ETAM and Munder Capital Management, Inc. for its division World Asset Management ("WAM" or the "Sub-Adviser") on behalf of the Funds. The Board, assisted by the advice of counsel, considered a broad range of information. The Board considered the factors discussed below, among others. However, no single factor was determinative. Rather, it was the totality of the circumstances that drove the Board's decision.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the investment advisory services provided by ETAM to the Funds, including ETAM's role in (i) evaluating and supervising the investment advisory activities of WAM, as Sub-Adviser for the Funds, (ii) monitoring the tracking error of each Fund (as compared to its relevant index), and (iii) assessing the sampling techniques used by WAM in seeking to replicate the performance results of the relevant index for each Fund, and reviewing reports and conducting periodic due diligence reviews of WAM. The Board also discussed the nature, extent and quality of the advisory services provided by WAM, including the investment process and techniques used by WAM for the management of each Fund's assets in accordance with its respective investment objectives, investment policies and restrictions and the qualifications of WAM's investment personnel dedicated to advising the Funds. Based on this review, the Board determined that both ETAM and WAM had provided satisfactory advisory services to the Funds.

Investment Performance

The Board reviewed the investment performance of each of the Funds. The Board noted that as index funds, each Fund's investment objective is to track its relevant index or benchmark as closely as possible while taking into account the impact of expenses relating to operating a registered investment company. Therefore, the Board focused on each Fund's performance as compared to its relevant index and peer group of index funds (or in the case of the E*TRADE Technology Index Fund, similar exchange-traded funds). Based on these comparisons, the Board concluded that the investment performance of the Funds supported continuance of the Advisory Agreements. The Board questioned ETAM and WAM regarding certain issues with respect to the performance of the E*TRADE International Index Fund ("International Fund") in relationship to its benchmark and peer group of index funds. In response to questions, ETAM and WAM discussed with the Board the reasons why the performance of the International Fund lagged that of its benchmark. Following a lengthy discussion, the Board requested that ETAM

12407342.2.BUSINESS
and WAM provide the Board with a written explanation and analysis of the reasons why the International Fund's performance lagged that of its benchmark. ETAM and WAM agreed to provide such information to the Board.

Cost of Services and Profitability

The Board discussed the fees paid by each Fund to ETAM (and indirectly to WAM) and the contractual limitations on each Fund's expenses provided by ETAM. At the outset, the Board members discussed the comparative expense data that was provided, which supports the fact that the E*TRADE Index Funds have continued to operate as the lowest cost index funds in the industry. In this regard, the Board discussed the fact that the Funds continually match all fee reductions made by peer index funds through expense reimbursements and/or fee waivers provided by ETAM. The Board agreed that this represented a significant benefit to the shareholders of the Funds and reflects ETAM's continuing commitment to reducing fees and expenses for Fund shareholders, while maintaining high quality investment services.

The Board discussed the cost of the services provided by ETAM and the profits realized by ETAM and its affiliates from their relationship to the Funds. The Board noted that one of the most significant factors in reviewing and approving the Advisory Agreements was the fact that the expense ratios of the Funds are the lowest among their peers based primarily on the willingness of ETAM and its affiliates to contractually waive their fees and assume or reimburse fees and expenses in order to maintain such low expense ratios. With regard to the advisory services provided by ETAM for each of the Funds, as well as the costs of such services and the profits realized by ETAM, the Board noted that ETAM currently waives a significant portion of its fees for the services that it provides to each of the Funds in order to maintain the Funds' status as the "lowest cost index funds." As a result, the Board observed that ETAM expects that as assets in the Funds grow, the Funds will become profitable.

Based upon the considerations above, the Board determined that the costs and fees were reasonable.

Economies of Scale

The Board discussed the extent to which economies of scale have been realized or will be realized for the benefit of shareholders of the Funds as the Funds grow. The Board discussed the fact that since the Funds currently are the lowest cost index funds (other than the Technology Index Fund which is the only fund of its kind) and the Funds are committed to continue this strategy, regardless of the level of Fund assets, shareholders of the Funds are already benefiting from low expenses. Consequently, this factor was not relevant to the Board's determination.

Benefits to Advisers

The Board discussed the benefits that are derived or which may be derived by ETAM (and its affiliates) or WAM (and its affiliates) from their relationship with the Funds. While the Board observed that there were no direct fall out benefits to ETAM (and its affiliates) or WAM (and its affiliates) from their relationship to the Funds, the Board noted that the relationship between the Funds and ETAM (and its affiliates), or between the

12407342.2.BUSINESS

Funds and EWAM (and its affiliates), may provide indirect benefits, such as helping ETAM and WAM attract additional advisory clients. In addition, the relationship may help E*TRADE FINANCIAL Corp. provide an attractive selection of asset classes to its customers. The Board concluded that these possible benefits should not preclude the continuance of the Advisory Agreements.

12407342.2.BUSINESS

Trustees and Officers

The Board of Trustees have the responsibility for the overall management of the Funds, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Funds' day-to-day operations. Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years, and other information are shown below. The Trust currently consists of nine operating series.

    NAME, ADDRESS,                                       PRINCIPAL
       AGE AND          TERM OF OFFICE /(1)/           OCCUPATION(S)               OTHER
    POSITION HELD           AND LENGTH OF             DURING THE PAST        DIRECTORSHIPS /(4)/
      WITH TRUST             TIME SERVED                FIVE YEARS                  HELD
-----------------------------------------------------------------------------------------------
                                    NON-INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------
Steven Grenadier        Since February 1999    Mr. Grenadier is a Professor  None
4500 Bohannon Drive                            of Finance at the Graduate
Menlo Park, CA 94025                           School of Business at
Age: 41                                        Stanford University, where he
Trustee                                        has been employed as a
                                               professor since 1992.
-----------------------------------------------------------------------------------------------
Cheryl A. Burgermeister Since February 2004    Ms. Burgermeister is Trustee, The Select Sector
4500 Bohannon Drive                            Treasurer and Finance         SPDR Trust
Menlo Park, CA 94025                           Committee Chairman of the
Age: 54                                        Portland Community College
Trustee                                        Foundation since 2001. She
                                               was a Trustee of the Zero
                                               Gravity Internet Fund from
                                               2000 to 2001. Ms.
                                               Burgermeister was a Director
                                               and Treasurer of the Crabbe
                                               Huson family of funds from
                                               1988-1999.
-----------------------------------------------------------------------------------------------
Ashley T. Rabun         Since February 1999    Ms. Rabun is the Founder and  None
4500 Bohannon Drive                            Chief Executive Officer of
Menlo Park, CA 94025                           Investor Reach, a consulting
Age: 53                                        firm
-----------------------------------------------------------------------------------------------

    NAME, ADDRESS,
       AGE AND          TERM OF OFFICE /(1)/      PRINCIPAL OCCUPATION(S)           OTHER
    POSITION HELD           AND LENGTH OF             DURING THE PAST         DIRECTORSHIPS /(4)/
      WITH TRUST             TIME SERVED                FIVE YEARS                   HELD
-----------------------------------------------------------------------------------------------
Trustee                                        specializing in marketing and
                                               distribution strategies for
                                               financial services companies.
                                               She was formerly the
                                               President of Nicholas
                                               Applegate Mutual Funds.
-----------------------------------------------------------------------------------------------
George J. Rebhan        Since December 1999    Mr. Rebhan retired in           Advisors Series
4500 Bohannon Drive                            December 1993, and prior to     Trust
Menlo Park, CA 94025                           that he was President of
Age: 71                                        Hotchkis and Wiley Funds
Chairman and Trustee                           (investment company) from
                                               1985 to 1993.

-----------------------------------------------------------------------------------------------
                                      INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------
Shelly J. Meyers /(2)/  Since February 1999    Since July, 2003, Ms. Meyers    None
4500 Bohannon Drive                            has been Executive Vice
Menlo Park, CA 94025                           President at Pacific Global
Age: 46                                        Investment Management
Trustee                                        Company (PGIMC), serving
                                               as a Portfolio Manager and as
                                               Managing Director of
                                               PGIMC's institutional
                                               investments division. Prior to
                                               that, Ms. Meyers was a
                                               founding member of Beverly
                                               Hills based Meyers Capital
                                               Management (MCM), a
                                               registered investment
                                               advisory company. While at
                                               MCM, she served as CEO and
                                               as a Portfolio Manager.
-----------------------------------------------------------------------------------------------

     NAME, ADDRESS,                                    PRINCIPAL
         AGE AND           TERM OF OFFICE /(1)/      OCCUPATION(S)           OTHER
      POSITION HELD            AND LENGTH OF        DURING THE PAST    DIRECTORSHIPS /(4)/
       WITH TRUST               TIME SERVED           FIVE YEARS              HELD
-----------------------------------------------------------------------------------------
Mitchell H. Caplan /(3)/   Since February 2002    Mr. Caplan is Chief    E*TRADE
4500 Bohannon Drive                               Executive Officer      FINANCIAL
Menlo Park, CA 94025                              of E*TRADE             Corporation
Age: 48                                           FINANCIAL
Trustee                                           Corporation.
                                                  He also is a
                                                  director or officer
                                                  of various
                                                  affiliates of
                                                  E*TRADE FINANCIAL
                                                  Corporation,
                                                  including a
                                                  Director of E*TRADE
                                                  Asset Management
                                                  and E*TRADE Global
                                                  Asset Management,
                                                  Inc. He previously
                                                  served as Vice
                                                  Chairman of the
                                                  Board of Directors,
                                                  President and Chief
                                                  Executive Officer
                                                  of Telebanc
                                                  Financial
                                                  Corporation and
                                                  Telebank (renamed
                                                  E*TRADE Bank) from
                                                  1993-2000.
-----------------------------------------------------------------------------------------
                                        OFFICERS
-----------------------------------------------------------------------------------------
Dennis Webb                Since May 2004         Dennis Webb is         Not applicable
4500 Bohannon Drive                               Chief Institutional
Menlo Park, CA 94025                              Officer and
Age: 40                                           President of
President                                         E*TRADE Capital
                                                  Markets.
                                                  Prior to that, Mr.
                                                  Webb was the Chief
                                                  Executive Officer
                                                  of E*TRADE Global
                                                  Asset Management,
-----------------------------------------------------------------------------------------

    NAME, ADDRESS,                                       PRINCIPAL
       AGE AND          TERM OF OFFICE /(1)/           OCCUPATION(S)                 OTHER
    POSITION HELD           AND LENGTH OF             DURING THE PAST         DIRECTORSHIPS /(4)/
      WITH TRUST             TIME SERVED                FIVE YEARS                   HELD
-----------------------------------------------------------------------------------------------
                                               Inc. (ETGAM). Mr. Webb has
                                               also been Chairman of
                                               E*TRADE Bank's Asset and
                                               Liability Committee and was
                                               responsible for the Bank's $15
                                               billion derivative portfolio
                                               until he joined ETGAM in
                                               June 2001.
                                               Prior to joining E*TRADE
                                               FINANCIAL Corporation in
                                               2000, he was the Senior Vice
                                               President of Asset/Liability
                                               Management of Allfirst Bank,
                                               an $18 billion regional bank
                                               based in Baltimore, Maryland.
-----------------------------------------------------------------------------------------------
Elizabeth Gottfried     Since November 2000    Ms. Gottfried is Vice            Not applicable
4500 Bohannon Drive                            President of E*TRADE Asset
Menlo Park, CA 94025                           Management, and also a
Age: 45                                        Business Manager of
Vice President and                             E*TRADE Global Asset
Treasurer                                      Management, Inc. Ms.
                                               Gottfried joined E*TRADE
                                               Asset Management in
                                               September 2000. Prior to that,
                                               she worked at Wells Fargo
                                               Bank from 1984 to 2000 and
                                               managed various areas of
                                               Wells Fargo's
-----------------------------------------------------------------------------------------------

    NAME, ADDRESS,                                       PRINCIPAL
       AGE AND          TERM OF OFFICE /(1)/           OCCUPATION(S)                OTHER
    POSITION HELD           AND LENGTH OF             DURING THE PAST         DIRECTORSHIPS /(4)/
      WITH TRUST             TIME SERVED                FIVE YEARS                   HELD
-----------------------------------------------------------------------------------------------
                                               mutual fund group.
-----------------------------------------------------------------------------------------------
Marc R. Duffy           Since February 2004    Mr. Duffy joined E*TRADE         Not applicable
4500 Bohannon Drive                            Asset Management in January
Menlo Park, CA 94025                           2004. Prior to that, he worked
Age: 47                                        at Legg Mason Wood Walker,
Vice President,                                Inc. from 1999 to 2003 and
Secretary and Chief                            was responsible for legal
Legal Officer                                  issues related to the Legg
                                               Mason mutual funds.
-----------------------------------------------------------------------------------------------

(1) Each Trustee is elected to serve in accordance with the Declaration of Trust and By-Laws of the Trust until his or her successor is duly elected and qualified. Each Officer is elected to hold office until his or her successor is elected and qualified to carry out the duties and responsibilities of such office, or until he or she resigns or is removed from office.
(2) Through December 31, 2005, Ms. Meyers could be considered to be an "interested" person (as defined by the 1940 Act) of the Trust because she was an officer of an investment company whose shares were offered through the mutual fund "supermarket" sponsored by E*TRADE FINANCIAL Corporation, the parent company of E*TRADE Asset Management, investment adviser to the Fund. As of January 1, 2006, Ms. Meyers should no longer be considered to be an "interested" person of the Trust."
(3) Mr. Caplan may be considered an "interested" person of the Trust because he is an officer of E*TRADE FINANCIAL Corporation.
(4) Directorships include public companies and any company registered as an investment company.

The Funds' Statement of Additional Information includes additional information about the Trustees and officers of the Trust and may be obtained, without charge, by accessing our website at www.etradefunds.etrade.com or by calling our toll-free number at 1-800-ETRADE-1.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Funds' Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Prospectus" and then "Statement of Additional Information") and by accessing the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling E*TRADE Funds at 1-800-ETRADE-1; (ii) by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Proxy Voting Results"); or
(iii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge and upon request, by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Quarterly Holdings") or by accessing the Funds' Form N-Q on the Commission's website at www.sec.gov. The Funds' Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling
(800)-SEC-0330.

CODE OF ETHICS

A copy of the code of ethics that applies to the Funds' principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is available free of charge, upon request by calling 1-800-ETRADE-1.

ANNUAL LETTER TO SHAREHOLDERS

Dear Shareholder:

I am pleased to provide you with the E*TRADE Index Funds (the "Funds") Annual Report for the year ended December, 2005.

I hope you will find the report valuable and informative.

Still the lowest-cost index funds in the business

Recent years have brought many changes to the mutual fund industry, and last year was no exception. Total assets and number of funds continued to increase. Much of the industry saw rising costs as well.

At E*TRADE, however, we continued our focus on providing customers with an affordable way to invest in specific asset classes and create a solid diversified portfolio. As a result, our proprietary, no-load E*TRADE Index Funds remained the lowest-cost stock index funds in the industry./1/

                                         Expense  Category
Fund Name                                Ratio/1/ Average/2/
---------                                -------  ---------
E*TRADE S&P 500 Index Fund..............  0.09%      0.39%
E*TRADE Russell 2000 Index Fund.........  0.22%      0.76%
E*TRADE International Index Fund........  0.09%      0.72%
E*TRADE Technology Index Fund/3/........  0.60%     N/A/3/

Robust growth for E*TRADE International Index Fund

Driven by the strong performance of international stocks--and by delivery to investors of a total return of 13.43%---the E*TRADE International Index Fund doubled its assets in 2005. If you are seeking a low-cost international investment, this fund is worth a look. Our other three index funds also posted positive returns.

Smart choices for E*TRADE Index Funds investors

Our proprietary no-load stock index funds offer you one of the most efficient, cost-effective ways to invest. This also makes them a smart choice for:

..   Retirement Accounts--Besides no commissions, no transaction fees, and no account minimum, our E*TRADE No-Fee, No-Minimum IRAs and Rollover IRAs allow you to trade freely in your retirement account. (To learn more or open an IRA or rollover IRA, visit etrade.com/newira.)

..   Automatic Investing--This free plan offers you an easy way to add to your mutual fund holdings over time through regular automatic investments in the E*TRADE Funds. (Learn more about automatic investing at etrade.com/autoinvest.)

Looking forward to the year ahead

As always, thank you for your continued investment in the E*TRADE Index Funds. We look forward to serving your financial needs in 2006--and for many years to come.

Sincerely,

/s/ Dennis Webb
-------------------------
Dennis Webb
President, E*TRADE Funds

       PLEASE READ THE IMPORTANT DISCLOSURES ON THE BACK OF THIS LETTER

ANNUAL LETTER TO SHAREHOLDERS

                  PLEASE READ THE IMPORTANT DISCLOSURES BELOW

You should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. The Funds' prospectus contains this and other important information; read the prospectus carefully before investing. For a current prospectus, please visit etradefunds.etrade.com. Read the prospectus carefully before investing.

1 Based on a data filter commissioned from Lipper by E*TRADE Asset Management, Inc. ("ETAM"), and according to an agreed-upon methodology for analyzing Lipper data in accordance with the Lipper-defined universe, ETAM determined that the E*TRADE S&P 500 Index Fund, the E*TRADE Russell 2000 Index Fund and the E*TRADE International Index Fund ("E*TRADE Index Funds") had the lowest effective expenses among their peer universe as of January 3, 2006. To identify the peer universe, Lipper compared the E*TRADE Index Funds to other Pure Index Funds in the same Lipper Investment Classification/Objective, while excluding Institutional Funds and other mutual funds requiring initial minimum investments of $100,000 or more and exchange-traded funds. While ETAM may review Lipper data, ETAM makes no representation as to the accuracy or timeliness of the Lipper data or that the E*TRADE Index Funds will continue to have the lowest effective expenses among comparable funds.

The E*TRADE Index Funds had the lowest effective expenses because ETAM contractually limited their expenses. The expenses of the E*TRADE Index Funds prior to the imposition of the contractual limits are, in fact, higher. ETAM has agreed contractually to limit the expense ratio for the E*TRADE Index Funds until April 30, 2006. Without the contractual limits, the expenses of the E*TRADE Index Funds are 0.79% for the S&P 500 Index Fund; 1.32% for the Technology Index Fund; 1.11% for the Russell 2000 Index Fund; and 1.85% for the International Index Fund (based on the most recently filed shareholder reports). There is no assurance that ETAM will continue these expense limits beyond April 30, 2006. ETAM will charge an Account Maintenance Fee of $2.50 per quarter for Fund balances below $5,000. The fee will be waived if your combined E*TRADE Funds account assets are $10,000 or more. If Fund shares must be redeemed to pay the Account Maintenance Fee, any applicable redemption fee will be waived.

The fact that a fund has a low expense ratio does not mean it is a suitable investment and an investment in an E*TRADE Index Fund may not be suitable for all investors. Additional information on the comparison methodology used is available on request. The terms "Institutional Fund", "Investment Classification/Objective", and "Pure Index Fund" are Lipper defined terms.

Lipper's data and analyses are for informational purposes only, and do not constitute investment advice or an offer to sell or the solicitation of an offer to buy any security of any entity in any jurisdiction. No guarantee is made that the information is accurate or complete and no warranties are made with regard to the results to be obtained from its use. In addition, Lipper will not be liable for any loss or damage resulting from information obtained from Lipper or any of its affiliates.

2 Data source: Lipper Inc. (January 3, 2006). The Lipper fund category benchmarks shown are the median total expense ratios of similar retail, no-load and front-end loaded index funds, excluding outliers. The E*TRADE S&P 500 Index Fund was compared to Lipper's S&P 500 Index fund category while the Russell 2000 Index Fund was compared to Small and Mid-Cap Core index funds and the International Index Fund only to International index funds.

3 E*TRADE Technology Index Fund is the only fund of its type currently in existence.

The E*TRADE FINANCIAL family of companies provides financial services that include investing, trading, banking, and lending. Securities products and services are offered by E*TRADE Securities LLC, Member NASD/SIPC.

(C) 2006 E*TRADE FINANCIAL Corp. All rights reserved.

The E*TRADE S&P 500 Index Fund
Management's Discussion of Fund Performance

The E*TRADE S&P 500 Index Fund ("Fund") seeks to match as closely as possible, before fees and expenses, the performance of the S&P 500(R) Index. As an index fund, the Fund uses a passive management approach. All investment decisions are based on the goal of producing returns equivalent to the Index. The S&P 500(R)/ /Index is a widely followed unmanaged index of large-capitalization U.S. stocks.

The Fund earned a return of 4.79% for 2005, compared to the 4.91% return for the S&P 500(R) Index. Eight of the ten S&P 500 sectors had a positive return for the year, with the highest returns coming from the energy and utilities sectors. Based on both return and weight in the Index, the energy, financials and health care sectors were the top contributors to the Index's performance for 2005. Consumer discretionary and telecommunications services were the only two S&P 500 sectors to post a negative return.

The Fund continued to meet its investment objective of tracking the total return of the S&P 500(R) Index. The weight of each of the 500 holdings in the Fund is carefully monitored relative to its weight in the S&P 500(R) universe of stocks. Cash flows are invested promptly to minimize their impact on returns. The difference between the returns of the Fund and its S&P 500(R) benchmark is due in part to the fact that expenses are deducted from the Fund before its return is calculated. Since the S&P 500(R) Index is not an actual mutual fund, direct investment in it is not possible and there are no expenses charged against its return. NAV rounding may also contribute, either positively or negatively, to the difference between the Fund's return and the return of the S&P 500(R) Index. NAV rounding occurs because mutual fund prices are carried out only to two decimal places.

You should remember that past performance is no guarantee of future results and that the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance shown includes reinvestment of dividends and capital gains.

The following graph shows the hypothetical return of $10,000 invested in both of the S&P 500TM Index and the E*TRADE S&P 500 Index Fund from March 1, 1999 to December 31, 2005, and assumes the reinvestment of dividends and capital gains. The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities, which would lower an index's performance. You cannot invest directly in an index. Past performance is not a guarantee of future results.

                             [GRAPH APPEARS HERE]

Graph - Growth of $10,000 since 03/01/1999

       S&P 500 TM Index                    E*TRADE S&P 500 Index Fund
------------------------------           ------------------------------
START............... $10,000.00          START............... $10,000.00
3/31/1999........... $10,400.10          3/31/1999........... $10,394.80
4/30/1999........... $10,802.90          4/30/1999........... $10,795.76
5/31/1999........... $10,547.84          5/31/1999........... $10,535.14
6/30/1999........... $11,133.24          6/30/1999........... $11,119.62
7/31/1999........... $10,785.66          7/31/1999........... $10,768.05
8/31/1999........... $10,731.74          8/31/1999........... $10,717.83
9/30/1999........... $10,437.58          9/30/1999........... $10,416.78
10/31/1999.......... $11,098.07          10/31/1999.......... $11,081.69
11/30/1999.......... $11,323.69          11/30/1999.......... $11,293.25
12/31/1999.......... $11,990.66          12/31/1999.......... $11,955.04
1/31/2000........... $11,388.25          1/31/2000........... $11,358.81
2/29/2000........... $11,172.67          2/29/2000........... $11,136.48
3/31/2000........... $12,265.69          3/31/2000........... $12,216.68
4/30/2000........... $11,896.62          4/30/2000........... $11,852.00
5/31/2000........... $11,652.50          5/31/2000........... $11,608.88
6/30/2000........... $11,939.73          6/30/2000........... $11,880.46
7/31/2000........... $11,753.11          7/31/2000........... $11,697.67
8/31/2000........... $12,483.10          8/31/2000........... $12,424.69
9/30/2000........... $11,824.12          9/30/2000........... $11,766.34
10/31/2000.......... $11,774.10          10/31/2000.......... $11,715.40
11/30/2000.......... $10,845.83          11/30/2000.......... $10,788.36
12/31/2000.......... $10,898.87          12/31/2000.......... $10,832.72
1/31/2001........... $11,285.56          1/31/2001........... $11,215.17
02/29/2001.......... $10,256.54          02/29/2001.......... $10,191.86
3/31/2001........... $ 9,606.79          3/31/2001........... $ 9,538.07
4/30/2001........... $10,353.33          4/30/2001........... $10,283.72
5/31/2001........... $10,422.70          5/31/2001........... $10,345.85
6/30/2001........... $10,169.01          6/30/2001........... $10,094.08
7/31/2001........... $10,068.95          7/31/2001........... $ 9,990.24
8/31/2001........... $ 9,438.63          8/31/2001........... $ 9,356.76
9/30/2001........... $ 8,676.46          9/30/2001........... $ 8,602.70
10/31/2001.......... $ 8,841.92          10/31/2001.......... $ 8,758.93
11/30/2001.......... $ 9,520.15          11/30/2001.......... $ 9,435.90
12/31/2001.......... $ 9,603.56          12/31/2001.......... $ 9,511.57
1/31/2002........... $ 9,463.41          1/31/2002........... $ 9,365.40
2/28/2002........... $ 9,280.91          2/28/2002........... $ 9,187.91
3/31/2002........... $ 9,629.96          3/31/2002........... $ 9,523.89
4/30/2002........... $ 9,046.11          4/30/2002........... $ 8,948.27
5/31/2002........... $ 8,979.47          5/31/2002........... $ 8,875.01
6/30/2002........... $ 8,339.78          6/30/2002........... $ 8,240.77
7/31/2002........... $ 7,689.74          7/31/2002........... $ 7,600.41
8/31/2002........... $ 7,740.23          8/31/2002........... $ 7,652.90
9/30/2002........... $ 6,899.02          9/30/2002........... $ 6,816.53
10/31/2002.......... $ 7,506.24          10/31/2002.......... $ 7,417.06
11/30/2002.......... $ 7,948.05          11/30/2002.......... $ 7,849.03
12/31/2002.......... $ 7,481.13          12/31/2002.......... $ 7,391.14
1/31/2003........... $ 7,285.15          1/31/2003........... $ 7,190.23
2/28/2003........... $ 7,175.84          2/28/2003........... $ 7,084.49
3/31/2003........... $ 7,245.51          3/31/2003........... $ 7,142.22
4/30/2003........... $ 7,842.32          4/30/2003........... $ 7,736.53
5/31/2003........... $ 8,255.51          5/31/2003........... $ 8,139.80
6/30/2003........... $ 8,360.83          6/30/2003........... $ 8,239.77
7/31/2003........... $ 8,508.24          7/31/2003........... $ 8,378.16
8/31/2003........... $ 8,674.17          8/31/2003........... $ 8,537.85
9/30/2003........... $ 8,582.06          9/30/2003........... $ 8,448.02
10/31/2003.......... $ 9,067.55          10/31/2003.......... $ 8,928.63
11/30/2003.......... $ 9,147.32          11/30/2003.......... $ 9,003.39
12/31/2003.......... $ 9,627.05          12/31/2003.......... $ 9,468.55
1/31/2004........... $ 9,803.75          1/31/2004........... $ 9,639.93
2/29/2004........... $ 9,940.02          2/29/2004........... $ 9,768.46
3/31/2004........... $ 9,790.06          3/31/2004........... $ 9,617.00
4/30/2004........... $ 9,636.37          4/30/2004........... $ 9,455.82
5/31/2004........... $ 9,768.61          5/31/2004........... $ 9,595.51
6/30/2004........... $ 9,958.57          6/30/2004........... $ 9,779.25
7/31/2004........... $ 9,628.97          7/31/2004........... $ 9,455.79
8/31/2004........... $ 9,667.92          8/31/2004........... $ 9,488.13
9/30/2004........... $ 9,772.63          9/30/2004........... $ 9,590.56
10/31/2004.......... $ 9,921.93          10/31/2004.......... $ 9,731.28
11/30/2004.......... $10,323.39          11/30/2004.......... $10,131.79
12/31/2004.......... $10,674.68          12/31/2004.......... $10,473.80
1/31/2005........... $10,414.22          1/31/2005........... $10,211.96
2/28/2005........... $10,632.92          2/28/2005........... $10,429.47
3/31/2005........... $10,444.71          3/31/2005........... $10,243.83
4/30/2005........... $10,246.26          4/30/2005........... $10,047.14
5/31/2005........... $10,572.10          5/31/2005........... $10,364.63
6/30/2005........... $10,586.90          6/30/2005........... $10,385.36
7/31/2005........... $10,980.73          7/31/2005........... $10,769.62
8/31/2005........... $10,880.80          8/31/2005........... $10,670.54
9/30/2005........... $10,968.94          9/30/2005........... $10,748.44
10/31/2005.......... $10,785.76          10/31/2005.......... $10,572.16
11/30/2005.......... $11,193.46          11/30/2005.......... $10,971.79
12/31/2005.......... $11,196.82          12/31/2005.......... $10,976.18

The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares. Past performance is not a guarantee of future results.

                               Average Annual Return         Cumulative Return
                           -----------------------------  ----------------------
                                                  Since                   Since
                           1 year 3 year 5 year Inception 3 year 5 year Inception
                           ------ ------ ------ --------- ------ ------ ---------
E*TRADE S&P 500 Index Fund  4.79% 14.09%  0.26%   1.33%   48.50%  1.32%    9.53%
S&P 500(TM)Index..........  4.91% 14.39%  0.54%   1.67%   49.67%  2.73%   11.97%

Fees and Expenses

As a shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Fund does not assess sales loads or 12b-1 fees.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2005 through December 31, 2005.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly Account Maintenance Fee ("AMF") is charged to shareholders with account balances of less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to your estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account;
(2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly Account Maintenance Fee ("AMF") is charged to shareholders with account balances of less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to your estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                         Beginning  Ending                        Annualized
                          Account  Account     Expenses Paid    Expense Ratio
                           Value    Value       During the       Based on the
                         06/30/05  12/30/05  Six-Month Period* Six-Month Period
                         --------- --------- ----------------- ----------------
E*TRADE S&P 500 Index
  Fund
   Actual............... $1,000.00 $1,110.81       $0.48             0.09%
   Hypothetical (5%
     return before
     expenses).......... $1,000.00 $1,024.75       $0.46             0.09%

* Expenses for the Fund are calculated using the Fund's annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended 12/31/05. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

E*TRADE S&P 500 Index Fund
Schedule of Investments
December 31, 2005

                                                              Shares   Value
                                                              ------ ----------
COMMON STOCKS--97.6%
AEROSPACE & DEFENSE--2.2%
Boeing Co. (The)............................................. 18,245 $1,281,529
General Dynamics Corp........................................  4,525    516,076
Goodrich Corp................................................  2,736    112,450
Honeywell International, Inc................................. 19,048    709,538
L-3 Communications Holdings, Inc.............................  2,671    198,589
Lockheed Martin Corp.........................................  8,081    514,194
Northrop Grumman Corp........................................  8,038    483,164
Raytheon Co.................................................. 10,159    407,884
Rockwell Collins, Inc........................................  3,977    184,811
United Technologies Corp..................................... 23,068  1,289,732
                                                                     ----------
                                                                      5,697,967
                                                                     ----------
AIR FREIGHT & LOGISTICS--1.0%
FedEx Corp...................................................  6,816    704,706
Ryder System, Inc............................................  1,445     59,274
United Parcel Service, Inc., Class B......................... 24,925  1,873,114
                                                                     ----------
                                                                      2,637,094
                                                                     ----------
AIRLINES--0.1%
Southwest Airlines Co........................................ 15,767    259,052
                                                                     ----------
AUTO COMPONENTS--0.2%
Cooper Tire & Rubber Co......................................  1,321     20,238
Dana Corp....................................................  3,385     24,304
Goodyear Tire & Rubber Co. (The)(a)..........................  3,963     68,877
Johnson Controls, Inc........................................  4,334    315,992
                                                                     ----------
                                                                        429,411
                                                                     ----------
AUTOMOBILES--0.3%
Ford Motor Co................................................ 41,985    324,124
General Motors Corp.......................................... 12,729    247,197
Harley-Davidson, Inc.........................................  6,177    318,054
                                                                     ----------
                                                                        889,375
                                                                     ----------
BEVERAGES--2.1%
Anheuser-Busch Cos., Inc..................................... 17,485    751,156
Brown-Forman Corp., Class B..................................  1,867    129,420
Coca-Cola Co. (The).......................................... 46,740  1,884,089
Coca-Cola Enterprises, Inc...................................  6,784    130,049
Constellation Brands, Inc., Class A(a).......................  4,411    115,701
Molson Coors Brewing Co., Class B............................  1,287     86,216
Pepsi Bottling Group, Inc. (The).............................  3,125     89,406
PepsiCo, Inc................................................. 37,589  2,220,759
                                                                     ----------
                                                                      5,406,796
                                                                     ----------
BIOTECHNOLOGY--1.5%
Amgen, Inc.(a)............................................... 27,898  2,200,036

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
Applera Corp. - Applied Biosystems Group......................  4,247   112,800
Biogen Idec, Inc.(a)..........................................  7,616   345,233
Chiron Corp.(a)...............................................  2,452   109,016
Genzyme Corp.(a)..............................................  5,777   408,896
Gilead Sciences, Inc.(a)...................................... 10,263   540,142
MedImmune, Inc.(a)............................................  5,545   194,186
                                                                      ---------
                                                                      3,910,309
                                                                      ---------
BUILDING PRODUCTS--0.2%
American Standard Cos., Inc...................................  4,128   164,914
Masco Corp....................................................  9,578   289,159
                                                                      ---------
                                                                        454,073
                                                                      ---------
CAPITAL MARKETS--3.1%
Ameriprise Financial, Inc.....................................  5,586   229,026
Bank of New York Co., Inc. (The).............................. 17,408   554,445
Bear Stearns Cos., Inc. (The).................................  2,531   292,406
Charles Schwab Corp. (The).................................... 23,394   343,190
E*TRADE Financial Corp.(a)(b).................................  9,152   190,911
Federated Investors, Inc., Class B............................  1,906    70,598
Franklin Resources, Inc.......................................  3,341   314,087
Goldman Sachs Group, Inc. (The)............................... 10,188 1,301,109
Janus Capital Group, Inc......................................  4,875    90,821
Lehman Brothers Holdings, Inc.................................  6,126   785,169
Mellon Financial Corp.........................................  9,413   322,395
Merrill Lynch & Co., Inc...................................... 20,852 1,412,307
Morgan Stanley................................................ 24,449 1,387,237
Northern Trust Corp...........................................  4,178   216,504
State Street Corp.............................................  7,448   412,917
T. Rowe Price Group, Inc......................................  2,921   210,400
                                                                      ---------
                                                                      8,133,522
                                                                      ---------
CHEMICALS--1.5%
Air Products and Chemicals, Inc...............................  4,990   295,358
Dow Chemical Co. (The)........................................ 21,813   955,845
DuPont (E.I.) de Nemours & Co................................. 20,690   879,325
Eastman Chemical Co...........................................  1,834    94,616
Ecolab, Inc...................................................  4,145   150,339
Engelhard Corp................................................  2,704    81,526
Hercules, Inc.(a).............................................  2,538    28,679
International Flavors & Fragrances, Inc.......................  1,780    59,630
Monsanto Co...................................................  6,047   468,824
PPG Industries, Inc...........................................  3,824   221,410
Praxair, Inc..................................................  7,278   385,443
Rohm and Haas Co..............................................  3,272   158,430
Sigma-Aldrich Corp............................................  1,519    96,138
                                                                      ---------
                                                                      3,875,563
                                                                      ---------
COMMERCIAL BANKS--5.6%
AmSouth Bancorp...............................................  7,888   206,744
Bank of America Corp.......................................... 90,771 4,189,081
BB&T Corp..................................................... 12,324   516,499
Comerica, Inc.(b).............................................  3,765   213,701
Compass Bancshares, Inc.......................................  2,799   135,164
Fifth Third Bancorp........................................... 12,518   472,179
First Horizon National Corp...................................  2,816   108,247
Huntington Bancshares, Inc....................................  5,195   123,381
KeyCorp.......................................................  9,213   303,384

  The accompanying notes are an integral part of these financial statements.

                                                             Shares    Value
                                                             ------- ----------
M&T Bank Corp...............................................   1,818    198,253
Marshall & Ilsley Corp......................................   4,664    200,739
National City Corp..........................................  12,457    418,181
North Fork Bancorp., Inc....................................  10,769    294,640
PNC Financial Services Group................................   6,545    404,677
Regions Financial Corp......................................  10,366    354,103
SunTrust Banks, Inc.........................................   8,160    593,722
Synovus Financial Corp......................................   7,018    189,556
U.S. Bancorp................................................  41,141  1,229,704
Wachovia Corp...............................................  35,111  1,855,967
Wells Fargo & Co............................................  37,796  2,374,723
Zions Bancorp...............................................   2,348    177,415
                                                                     ----------
                                                                     14,560,060
                                                                     ----------
COMMERCIAL SERVICES & SUPPLIES--0.8%
Allied Waste Industries, Inc.(a)............................   4,911     42,922
Apollo Group, Inc., Class A(a)..............................   3,292    199,034
Avery Dennison Corp.........................................   2,486    137,401
Cendant Corp................................................  23,153    399,390
Cintas Corp.................................................   3,107    127,946
Equifax, Inc................................................   2,931    111,437
H&R Block, Inc..............................................   7,308    179,411
Monster Worldwide, Inc.(a)..................................   2,741    111,888
Pitney Bowes, Inc...........................................   5,151    217,630
R.R. Donnelley & Sons Co....................................   4,833    165,337
Robert Half International, Inc..............................   3,811    144,399
Waste Management, Inc.......................................  12,472    378,525
                                                                     ----------
                                                                      2,215,320
                                                                     ----------
COMMUNICATIONS EQUIPMENT--2.6%
Andrew Corp.(a).............................................   3,656     39,229
Avaya, Inc.(a)..............................................   9,547    101,866
Ciena Corp.(a)..............................................  13,010     38,640
Cisco Systems, Inc.(a)...................................... 138,834  2,376,839
Comverse Technology, Inc.(a)................................   4,531    120,479
Corning, Inc.(a)............................................  34,444    677,169
JDS Uniphase Corp.(a).......................................  37,347     88,139
Lucent Technologies, Inc.(a)................................ 100,462    267,229
Motorola, Inc...............................................  56,297  1,271,749
QUALCOMM, Inc...............................................  37,162  1,600,939
Scientific-Atlanta, Inc.....................................   3,448    148,505
Tellabs, Inc.(a)............................................  10,073    109,796
                                                                     ----------
                                                                      6,840,579
                                                                     ----------
COMPUTERS & PERIPHERALS--3.6%
Apple Computer, Inc.(a).....................................  19,048  1,369,361
Dell, Inc.(a)...............................................  53,194  1,595,288
EMC Corp.(a)................................................  54,034    735,943
Gateway, Inc.(a)............................................   5,932     14,889
Hewlett-Packard Co..........................................  64,754  1,853,907
International Business Machines Corp........................  35,700  2,934,540
Lexmark International, Inc.(a)..............................   2,672    119,786
NCR Corp.(a)................................................   4,182    141,937
Network Appliance, Inc.(a)..................................   8,410    227,070
QLogic Corp.(a).............................................   1,811     58,876
Sun Microsystems, Inc.(a)...................................  77,169    323,338
                                                                     ----------
                                                                      9,374,935
                                                                     ----------

  The accompanying notes are an integral part of these financial statements.

                                                              Shares    Value
                                                              ------- ---------
CONSTRUCTION & ENGINEERING--0.1%
Fluor Corp...................................................   1,952   150,812
                                                                      ---------
CONSTRUCTION MATERIALS--0.1%
Vulcan Materials Co..........................................   2,302   155,961
                                                                      ---------
CONSUMER FINANCE--1.3%
American Express Co..........................................  28,064 1,444,173
Capital One Financial Corp...................................   6,769   584,842
MBNA Corp....................................................  28,314   768,725
SLM Corp.....................................................   9,399   517,791
                                                                      ---------
                                                                      3,315,531
                                                                      ---------
CONTAINERS & PACKAGING--0.2%
Ball Corp....................................................   2,351    93,382
Bemis Co., Inc...............................................   2,406    67,055
Pactiv Corp.(a)..............................................   3,238    71,236
Sealed Air Corp.(a)..........................................   1,865   104,757
Temple-Inland, Inc...........................................   2,543   114,054
                                                                      ---------
                                                                        450,484
                                                                      ---------
DISTRIBUTORS--0.1%
Genuine Parts Co.............................................   3,918   172,079
                                                                      ---------
DIVERSIFIED FINANCIAL SERVICES--3.7%
CIT Group, Inc...............................................   4,540   235,081
Citigroup, Inc............................................... 114,343 5,549,067
JP Morgan Chase & Co.........................................  79,076 3,138,526
Moody's Corp.................................................   5,689   349,418
Principal Financial Group, Inc...............................   6,296   298,619
                                                                      ---------
                                                                      9,570,711
                                                                      ---------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.9%
Alltel Corp..................................................   8,594   542,281
AT&T, Inc....................................................  88,292 2,162,271
BellSouth Corp...............................................  41,247 1,117,794
CenturyTel, Inc..............................................   2,925    96,993
Citizens Communications Co...................................   7,546    92,288
Qwest Communications International, Inc.(a)..................  34,892   197,140
Sprint Nextel Corp...........................................  66,777 1,559,911
Verizon Communications, Inc..................................  62,494 1,882,319
                                                                      ---------
                                                                      7,650,997
                                                                      ---------
ELECTRIC UTILITIES--2.2%
Allegheny Energy Inc.(a).....................................   3,663   115,934
Ameren Corp..................................................   4,586   234,987
American Electric Power Co., Inc.............................   8,850   328,247
CenterPoint Energy, Inc......................................   6,968    89,539
Cinergy Corp.................................................   4,476   190,051
Consolidated Edison, Inc.....................................   5,500   254,815
DTE Energy Co................................................   4,003   172,890
Edison International.........................................   7,334   319,836
Entergy Corp.................................................   4,672   320,733
Exelon Corp..................................................  15,094   802,094
FirstEnergy Corp.............................................   7,424   363,702
FPL Group, Inc...............................................   8,869   368,596
PG&E Corp....................................................   7,684   285,230
Pinnacle West Capital Corp...................................   2,223    91,921

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
PPL Corp......................................................  8,542   251,135
Progress Energy, Inc..........................................  5,655   248,368
Southern Co. (The)............................................ 16,811   580,483
TECO Energy, Inc..............................................  4,679    80,385
TXU Corp...................................................... 10,912   547,673
Xcel Energy, Inc..............................................  9,066   167,358
                                                                      ---------
                                                                      5,813,977
                                                                      ---------
ELECTRICAL EQUIPMENT--0.4%
American Power Conversion Corp................................  3,849    84,678
Cooper Industries, Ltd........................................  2,084   152,132
Emerson Electric Co...........................................  9,299   694,635
Rockwell Automation, Inc......................................  4,087   241,787
                                                                      ---------
                                                                      1,173,232
                                                                      ---------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Agilent Technologies, Inc.(a).................................  9,254   308,067
Jabil Circuit, Inc.(a)........................................  3,871   143,575
Molex, Inc....................................................  3,262    84,649
Sanmina-SCI Corp.(a).......................................... 11,832    50,404
Solectron Corp.(a)............................................ 20,564    75,264
Symbol Technologies, Inc......................................  5,672    72,715
Tektronix, Inc................................................  1,902    53,655
                                                                      ---------
                                                                        788,329
                                                                      ---------
ENERGY EQUIPMENT & SERVICES--1.6%
Baker Hughes, Inc.............................................  7,668   466,061
BJ Services Co................................................  7,256   266,078
Halliburton Co................................................ 11,591   718,178
Nabors Industries, Ltd.(a)....................................  3,544   268,458
National-Oilwell Varco, Inc.(a)...............................  3,903   244,718
Noble Corp....................................................  3,077   217,052
Rowan Cos., Inc...............................................  2,451    87,354
Schlumberger, Ltd............................................. 13,243 1,286,557
Transocean, Inc.(a)...........................................  7,400   515,706
                                                                      ---------
                                                                      4,070,162
                                                                      ---------
FOOD & STAPLES RETAILING--2.4%
Albertson's, Inc..............................................  8,293   177,056
Costco Wholesale Corp......................................... 10,670   527,845
CVS Corp...................................................... 18,402   486,181
Kroger Co. (The)(a)........................................... 16,297   307,687
Safeway, Inc.................................................. 10,100   238,966
Supervalu, Inc................................................  3,059    99,356
Sysco Corp.................................................... 14,020   435,321
Wal-Mart Stores, Inc.......................................... 56,462 2,642,421
Walgreen Co................................................... 22,875 1,012,448
Whole Foods Market, Inc.......................................  3,100   239,909
                                                                      ---------
                                                                      6,167,190
                                                                      ---------
FOOD PRODUCTS--1.0%
Archer-Daniels-Midland Co..................................... 14,763   364,056
Campbell Soup Co..............................................  4,163   123,933
ConAgra Foods, Inc............................................ 11,658   236,424
General Mills, Inc............................................  8,029   395,989
H.J. Heinz Co.................................................  7,564   255,058
Hershey Foods Corp............................................  4,132   228,293

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
Kellogg Co....................................................  5,766   249,207
McCormick & Co., Inc..........................................  3,013    93,162
Sara Lee Corp................................................. 17,167   324,456
Tyson Foods, Inc., Class A....................................  5,658    96,752
Wm. Wrigley Jr. Co............................................  4,046   269,019
                                                                      ---------
                                                                      2,636,349
                                                                      ---------
GAS UTILITIES--0.1%
KeySpan Corp..................................................  3,923   140,012
NICOR, Inc....................................................    993    39,035
NiSource, Inc.................................................  6,133   127,934
Peoples Energy Corp...........................................    862    30,230
                                                                      ---------
                                                                        337,211
                                                                      ---------
HEALTH CARE EQUIPMENT & SUPPLIES--2.1%
Bausch & Lomb, Inc............................................  1,210    82,159
Baxter International, Inc..................................... 14,013   527,589
Becton, Dickinson & Co........................................  5,626   338,010
Biomet, Inc...................................................  5,617   205,414
Boston Scientific Corp.(a).................................... 13,293   325,546
C.R. Bard, Inc................................................  2,370   156,230
Fisher Scientific International, Inc.(a)......................  2,744   169,744
Guidant Corp..................................................  7,429   481,028
Hospira, Inc.(a)..............................................  3,599   153,965
Medtronic, Inc................................................ 27,261 1,569,417
Millipore Corp.(a)............................................  1,160    76,606
PerkinElmer, Inc..............................................  2,932    69,078
St. Jude Medical, Inc.(a).....................................  8,207   411,991
Stryker Corp..................................................  6,539   290,528
Thermo Electron Corp.(a)......................................  3,638   109,613
Waters Corp.(a)...............................................  2,588    97,826
Zimmer Holdings, Inc.(a)......................................  5,567   375,438
                                                                      ---------
                                                                      5,440,182
                                                                      ---------
HEALTH CARE PROVIDERS & SERVICES--3.1%
Aetna, Inc....................................................  6,527   615,561
AmerisourceBergen Corp........................................  4,672   193,421
Cardinal Health, Inc..........................................  9,608   660,550
Caremark Rx, Inc.(a).......................................... 10,129   524,581
CIGNA Corp....................................................  2,894   323,260
Coventry Health Care, Inc.(a).................................  3,625   206,480
Express Scripts, Inc., Class A(a).............................  3,345   280,311
HCA, Inc......................................................  9,526   481,063
Health Management Associates, Inc., Class A...................  5,564   122,185
Humana, Inc.(a)...............................................  3,656   198,630
IMS Health, Inc...............................................  5,236   130,481
Laboratory Corp. of America Holdings(a).......................  3,041   163,758
Manor Care, Inc...............................................  1,780    70,791
McKesson Corp.................................................  6,941   358,086
Medco Health Solutions, Inc.(a)...............................  6,951   387,866
Patterson Cos., Inc.(a).......................................  3,104   103,674
Quest Diagnostics, Inc........................................  3,746   192,844
Tenet Healthcare Corp.(a)..................................... 10,547    80,790
UnitedHealth Group, Inc....................................... 30,778 1,912,545
WellPoint, Inc.(a)............................................ 14,897 1,188,632
                                                                      ---------
                                                                      8,195,509
                                                                      ---------

  The accompanying notes are an integral part of these financial statements.

                                                             Shares    Value
                                                             ------- ----------
HOME BUILDERS--0.1%
D.R. Horton, Inc............................................   6,127    218,918
                                                                     ----------
HOTELS, RESTAURANTS & LEISURE--1.5%
Carnival Corp...............................................   9,715    519,461
Darden Restaurants, Inc.....................................   3,023    117,534
Harrah's Entertainment, Inc.................................   4,133    294,642
Hilton Hotels Corp..........................................   7,375    177,811
International Game Technology...............................   7,677    236,298
Marriott International, Inc., Class A.......................   3,720    249,128
McDonald's Corp.............................................  28,446    959,200
Starbucks Corp.(a)..........................................  17,298    519,113
Starwood Hotels & Resorts Worldwide, Inc....................   4,900    312,914
Wendy's International, Inc..................................   2,600    143,676
Yum! Brands, Inc............................................   6,424    301,157
                                                                     ----------
                                                                      3,830,934
                                                                     ----------
HOUSEHOLD DURABLES--0.6%
Black & Decker Corp. (The)..................................   1,811    157,485
Centex Corp.................................................   2,889    206,535
Fortune Brands, Inc.........................................   3,286    256,374
KB Home.....................................................   1,678    121,923
Leggett & Platt, Inc........................................   4,245     97,465
Lennar Corp., Class A.......................................   3,013    183,853
Maytag Corp.................................................   1,797     33,820
Newell Rubbermaid...........................................   6,197    147,365
Pulte Homes, Inc............................................   4,829    190,069
Snap-On, Inc................................................   1,301     48,866
Stanley Works (The).........................................   1,634     78,497
Whirlpool Corp..............................................   1,503    125,891
                                                                     ----------
                                                                      1,648,143
                                                                     ----------
HOUSEHOLD PRODUCTS--2.2%
Clorox Co. (The)............................................   3,415    194,279
Colgate-Palmolive Co........................................  11,692    641,306
Kimberly-Clark Corp.........................................  10,559    629,844
Procter & Gamble Co. (The)..................................  75,756  4,384,758
                                                                     ----------
                                                                      5,850,187
                                                                     ----------
INDUSTRIAL CONGLOMERATES--4.3%
3M Co.......................................................  17,222  1,334,705
General Electric Co......................................... 238,817  8,370,535
Textron, Inc................................................   3,011    231,787
Tyco International, Ltd.....................................  45,558  1,314,804
                                                                     ----------
                                                                     11,251,831
                                                                     ----------
INSURANCE--4.8%
ACE, Ltd....................................................   7,285    389,310
AFLAC, Inc..................................................  11,293    524,221
Allstate Corp. (The)........................................  14,660    792,666
Ambac Financial Group, Inc..................................   2,407    185,483
American International Group, Inc...........................  58,666  4,002,780
Aon Corp....................................................   7,170    257,762
Chubb Corp. (The)...........................................   4,464    435,910
Cincinnati Financial Corp...................................   3,934    175,771
Genworth Financial, Inc., Class A...........................   8,500    293,930
Hartford Financial Services Group, Inc. (The)...............   6,741    578,984
Jefferson-Pilot Corp........................................   3,033    172,669
Lincoln National Corp.......................................   3,882    205,862

  The accompanying notes are an integral part of these financial statements.

                                                              Shares   Value
                                                              ------ ----------
Loews Corp...................................................  3,051    289,387
Marsh & McLennan Cos., Inc................................... 12,311    390,997
MBIA, Inc....................................................  3,017    181,503
MetLife, Inc................................................. 17,028    834,372
Progressive Corp. (The)......................................  4,439    518,386
Prudential Financial, Inc.................................... 11,414    835,391
SAFECO Corp..................................................  2,815    159,048
St. Paul Travelers Cos., Inc. (The).......................... 15,650    699,086
Torchmark Corp...............................................  2,348    130,549
UnumProvident Corp...........................................  6,705    152,539
XL Capital Ltd., Class A.....................................  3,920    264,130
                                                                     ----------
                                                                     12,470,736
                                                                     ----------
INTERNET & CATALOG RETAIL--0.6%
Amazon.Com, Inc.(a)..........................................  6,900    325,335
eBay, Inc.(a)................................................ 25,831  1,117,191
                                                                     ----------
                                                                      1,442,526
                                                                     ----------
INTERNET SOFTWARE & SERVICES--0.4%
Yahoo!, Inc.(a).............................................. 28,539  1,118,158
                                                                     ----------
IT SERVICES--1.0%
Affiliated Computer Services, Inc., Class A(a)...............  2,827    167,302
Automatic Data Processing, Inc............................... 13,060    599,323
Computer Sciences Corp.(a)...................................  4,159    210,612
Convergys Corp.(a)...........................................  3,152     49,959
Electronic Data Systems Corp................................. 11,787    283,359
First Data Corp.............................................. 17,368    746,998
Fiserv, Inc.(a)..............................................  4,234    183,205
Paychex, Inc.................................................  7,497    285,786
Sabre Holdings Corp..........................................  2,951     71,149
Unisys Corp.(a)..............................................  7,666     44,693
                                                                     ----------
                                                                      2,642,386
                                                                     ----------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Brunswick Corp...............................................  2,189     89,005
Eastman Kodak Co.............................................  6,465    151,281
Hasbro, Inc..................................................  4,029     81,305
Mattel, Inc..................................................  9,087    143,756
                                                                     ----------
                                                                        465,347
                                                                     ----------
MACHINERY--1.4%
Caterpillar, Inc............................................. 15,374    888,157
Cummins, Inc.................................................    960     86,141
Danaher Corp.................................................  5,349    298,367
Deere & Co...................................................  5,429    369,769
Dover Corp...................................................  4,558    184,553
Eaton Corp...................................................  3,318    222,605
Illinois Tool Works, Inc.....................................  4,699    413,465
Ingersoll-Rand Co., Ltd., Class A............................  7,477    301,846
ITT Industries, Inc..........................................  2,087    214,585
Navistar International Corp.(a)..............................  1,355     38,780
PACCAR, Inc..................................................  3,859    267,159
Pall Corp....................................................  2,800     75,208
Parker-Hannifin Corp.........................................  2,694    177,696
                                                                     ----------
                                                                      3,538,331
                                                                     ----------

  The accompanying notes are an integral part of these financial statements.

                                                              Shares    Value
                                                              ------- ---------
MEDIA--3.2%
Clear Channel Communications, Inc............................  12,215   384,162
Comcast Corp., Class A(a)....................................  49,080 1,274,116
Dow Jones & Co., Inc.........................................   1,324    46,989
E.W. Scripps Co., Class A....................................   1,900    91,238
Gannett Co., Inc.............................................   5,493   332,711
Interpublic Group of Cos., Inc. (The)(a).....................   9,730    93,895
Knight-Ridder, Inc...........................................   1,562    98,875
McGraw-Hill Cos., Inc. (The).................................   8,414   434,415
Meredith Corp................................................     923    48,310
New York Times Co. (The), Class A............................   3,270    86,492
News Corp., Inc., Class A....................................  54,997   855,203
Omnicom Group, Inc...........................................   4,099   348,948
Time Warner, Inc............................................. 105,384 1,837,896
Tribune Co...................................................   5,968   180,592
Univision Communications, Inc., Class A(a)...................   5,053   148,508
Viacom, Inc., Class B(a).....................................  34,929 1,138,684
Walt Disney Co. (The)........................................  43,477 1,042,144
                                                                      ---------
                                                                      8,443,178
                                                                      ---------
METALS & MINING--0.8%
Alcoa, Inc...................................................  19,638   580,695
Allegheny Technologies, Inc..................................   1,922    69,346
Freeport-McMoRan Copper & Gold, Inc., Class B................   4,159   223,754
Newmont Mining Corp..........................................  10,044   536,349
Nucor Corp...................................................   3,516   234,588
Phelps Dodge Corp............................................   2,295   330,182
United States Steel Corp.....................................   2,571   123,588
                                                                      ---------
                                                                      2,098,502
                                                                      ---------
MULTI-LINE RETAIL--1.1%
Big Lots, Inc.(a)............................................   2,562    30,770
Dillard's Inc., Class A......................................   1,449    35,964
Dollar General Corp..........................................   7,225   137,781
Family Dollar Stores, Inc....................................   3,486    86,418
Federated Department Stores, Inc.............................   6,152   408,062
J.C. Penney Co., Inc. (Holding Co.)..........................   5,249   291,844
Kohl's Corp.(a)..............................................   7,758   377,039
Nordstrom, Inc...............................................   4,984   186,402
Sears Holdings Corp.(a)......................................   2,300   265,719
Target Corp..................................................  19,914 1,094,672
                                                                      ---------
                                                                      2,914,671
                                                                      ---------
MULTI-UTILITIES & UNREGULATED POWER--0.9%
AES Corp. (The)(a)...........................................  14,703   232,748
CMS Energy Corp.(a)..........................................   4,935    71,607
Constellation Energy Group, Inc..............................   4,006   230,746
Dominion Resources, Inc......................................   7,849   605,942
Duke Energy Corp.............................................  20,964   575,462
Dynegy, Inc., Class A(a).....................................   6,781    32,820
Public Service Enterprise Group, Inc.........................   5,666   368,120
Sempra Energy................................................   5,765   258,503
                                                                      ---------
                                                                      2,375,948
                                                                      ---------
OFFICE ELECTRONICS--0.1%
Xerox Corp.(a)...............................................  21,707   318,008
                                                                      ---------

  The accompanying notes are an integral part of these financial statements.

                                                             Shares    Value
                                                             ------- ----------
OIL & GAS--7.5%
Amerada Hess Corp...........................................   1,725    218,765
Anadarko Petroleum Corp.....................................   5,320    504,070
Apache Corp.................................................   7,402    507,185
Ashland, Inc................................................   1,670     96,693
Burlington Resources, Inc...................................   8,577    739,337
ChevronTexaco Corp..........................................  50,692  2,877,784
ConocoPhillips..............................................  31,334  1,823,012
Devon Energy Corp...........................................  10,042    628,027
El Paso Corp................................................  14,841    180,467
EOG Resources, Inc..........................................   5,404    396,491
Exxon Mobil Corp............................................ 140,639  7,899,692
Kerr-McGee Corp.............................................   2,596    235,873
Kinder Morgan, Inc..........................................   2,368    217,738
Marathon Oil Corp...........................................   8,239    502,332
Murphy Oil Corp.............................................   3,694    199,439
Occidental Petroleum Corp...................................   8,999    718,840
Sunoco, Inc.................................................   3,074    240,940
Valero Energy Corp..........................................  13,937    719,149
Weatherford International, Ltd.(a)..........................   7,857    284,423
Williams Cos., Inc. (The)...................................  12,880    298,430
XTO Energy, Inc.............................................   8,132    357,320
                                                                     ----------
                                                                     19,646,007
                                                                     ----------
PAPER & FOREST PRODUCTS--0.3%
International Paper Co......................................  11,041    371,088
Louisiana-Pacific Corp......................................   2,390     65,653
MeadWestvaco Corp...........................................   4,141    116,072
Weyerhaeuser Co.............................................   5,514    365,799
                                                                     ----------
                                                                        918,612
                                                                     ----------
PERSONAL PRODUCTS--0.1%
Alberto-Culver Co., Class B.................................   1,697     77,638
Avon Products, Inc..........................................  10,360    295,778
                                                                     ----------
                                                                        373,416
                                                                     ----------
PHARMACEUTICALS--6.3%
Abbott Laboratories.........................................  34,990  1,379,656
Allergan, Inc...............................................   2,944    317,834
Bristol-Myers Squibb Co.....................................  44,221  1,016,199
Eli Lilly & Co..............................................  25,690  1,453,797
Forest Laboratories, Inc.(a)................................   7,651    311,243
Johnson & Johnson...........................................  67,239  4,041,063
King Pharmaceuticals, Inc.(a)...............................   5,441     92,062
Merck & Co., Inc............................................  49,424  1,572,177
Mylan Laboratories, Inc.....................................   4,920     98,203
Pfizer, Inc................................................. 166,608  3,885,298
Schering-Plough Corp........................................  33,403    696,453
Watson Pharmaceuticals, Inc.(a).............................   2,346     76,268
Wyeth.......................................................  30,337  1,397,626
                                                                     ----------
                                                                     16,337,879
                                                                     ----------
REAL ESTATE--0.7%
Apartment Investment & Management Co., Class A..............   2,149     81,383
Archstone-Smith Trust.......................................   4,766    199,648
Equity Office Properties Trust..............................   9,242    280,310
Equity Residential..........................................   6,463    252,833
Plum Creek Timber Co., Inc..................................   4,141    149,283
Prologis....................................................   5,560    259,763

  The accompanying notes are an integral part of these financial statements.

                                                              Shares    Value
                                                              ------- ---------
Public Sto rage, Inc.........................................   1,860   125,959
Simon Property Group, Inc....................................   4,121   315,791
Vornado Realty Trust.........................................   2,653   221,446
                                                                      ---------
                                                                      1,886,416
                                                                      ---------
ROAD & RAIL--0.7%
Burlington Northern Santa Fe Corp............................   8,406   595,313
CSX Corp.....................................................   4,883   247,910
Norfolk Southern Corp........................................   9,106   408,222
Union Pacific Corp...........................................   5,937   477,988
                                                                      ---------
                                                                      1,729,433
                                                                      ---------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.2%
Advanced Micro Devices, Inc.(a)..............................   9,132   279,439
Altera Corp.(a)..............................................   8,192   151,798
Analog Devices, Inc..........................................   8,383   300,698
Applied Materials, Inc.......................................  36,671   657,878
Applied Micro Circuits Corp.(a)..............................   6,752    17,353
Broadcom Corp., Class A(a)...................................   6,536   308,172
Freescale Semiconductor, Inc.(a).............................   9,275   233,452
Intel Corp................................................... 136,267 3,401,225
KLA-Tencor Corp..............................................   4,447   219,371
Linear Technology Corp.......................................   6,906   249,099
LSI Logic Corp.(a)...........................................   8,795    70,360
Maxim Integrated Products, Inc...............................   7,381   267,487
Micron Technology, Inc.(a)...................................  13,869   184,596
National Semiconductor Corp..................................   7,726   200,721
Novellus Systems, Inc.(a)....................................   3,014    72,698
NVIDIA Corp.(a)..............................................   3,797   138,818
PMC-Sierra, Inc.(a)..........................................   4,102    31,626
Teradyne, Inc.(a)............................................   4,429    64,531
Texas Instruments, Inc.......................................  36,536 1,171,710
Xilinx, Inc..................................................   7,867   198,327
                                                                      ---------
                                                                      8,219,359
                                                                      ---------
SOFTWARE--3.5%
Adobe Systems, Inc...........................................  13,588   502,212
Autodesk, Inc................................................   5,141   220,806
BMC Software, Inc.(a)........................................   4,906   100,524
Citrix Systems, Inc.(a)......................................   3,985   114,688
Computer Associates International, Inc.......................  10,429   293,994
Compuware Corp.(a)...........................................   8,735    78,353
Electronic Arts, Inc.(a).....................................   6,832   357,382
Intuit, Inc.(a)..............................................   4,079   217,411
Mercury Interactive Corp.(a).................................   1,949    54,163
Microsoft Corp............................................... 206,908 5,410,644
Novell, Inc.(a)..............................................   8,598    75,920
Oracle Corp.(a)..............................................  85,002 1,037,874
Parametric Technology Corp.(a)...............................   6,129    37,387
Siebel Systems, Inc..........................................  11,958   126,516
Symantec Corp.(a)............................................  24,344   426,020
                                                                      ---------
                                                                      9,053,894
                                                                      ---------
SPECIALTY RETAIL--2.2%
AutoNation, Inc.(a)..........................................   4,059    88,202
AutoZone, Inc.(a)............................................   1,251   114,779
Bed Bath & Beyond, Inc.(a)...................................   6,657   240,651
Best Buy Co., Inc............................................   9,238   401,668

  The accompanying notes are an integral part of these financial statements.

                                                        Shares        Value
                                                       ---------- ------------
Circuit City Stores, Inc..............................      3,539       79,946
Gap, Inc. (The).......................................     13,044      230,096
Home Depot, Inc. (The)................................     48,013    1,943,565
Limited Brands, Inc...................................      7,859      175,649
Lowe's Cos., Inc......................................     17,672    1,178,016
Office Depot, Inc.(a).................................      6,980      219,172
OfficeMax, Inc........................................      1,591       40,348
RadioShack Corp.......................................      3,022       63,553
Sherwin-Williams Co. (The)............................      2,562      116,366
Staples, Inc..........................................     16,542      375,669
Tiffany & Co..........................................      3,206      122,758
TJX Cos., Inc. (The)..................................     10,488      243,636
                                                                  ------------
                                                                     5,634,074
                                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Coach, Inc.(a)........................................      8,556      285,257
Jones Apparel Group, Inc..............................      2,665       81,869
Liz Claiborne, Inc....................................      2,415       86,505
NIKE, Inc., Class B...................................      4,299      373,111
Reebok International, Ltd.............................      1,141       66,440
V.F. Corp.............................................      2,010      111,233
                                                                  ------------
                                                                     1,004,415
                                                                  ------------
THRIFTS & MORTGAGE FINANCE--1.6%
Countrywide Financial Corp............................     13,497      461,462
Federal Home Loan Mortgage Corp.......................     15,554    1,016,454
Federal National Mortgage Corp........................     21,788    1,063,473
Golden West Financial Corp............................      5,751      379,566
MGIC Investment Corp..................................      2,094      137,827
Sovereign Bancorp, Inc................................      8,141      176,008
Washington Mutual, Inc................................     22,301      970,094
                                                                  ------------
                                                                     4,204,884
                                                                  ------------
TOBACCO--1.5%
Altria Group, Inc.....................................     47,065    3,516,697
Reynolds American, Inc................................      1,924      183,415
UST, Inc..............................................      3,700      151,071
                                                                  ------------
                                                                     3,851,183
                                                                  ------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
W.W. Grainger, Inc....................................      1,643      116,817
                                                                  ------------
WIRELESS TELECOMMUNICATION SERVICES--0.0%
ADC Telecommunications, Inc.(a).......................      2,622       58,575
                                                                  ------------
TOTAL COMMON STOCKS (Cost $232,980,499)...............             254,435,540
                                                                  ------------
                                                       Principal
                                                        Amount
                                                       ----------
SHORT-TERM INVESTMENTS--2.4%
The Bank of New York Cash Reserve..................... $5,582,380    5,582,379
U.S. Treasury Bill 3.72% (1), 2/9/06 (2)..............    750,000      747,064
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $6,329,407)........               6,329,443
                                                                  ------------
TOTAL INVESTMENTS (Cost $239,309,906)--100.0%.........             260,764,983
                                                                  ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%...........                 (68,334)
                                                                  ------------
NET ASSETS--100.0%....................................            $260,696,649
                                                                  ============

(a) Represents non-income producing securities.
(b) Affiliated issuers.
(1) Yield to maturity.
(2) See Note 6 regarding futures contracts.

  The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 Index Fund
Representation of Investments
12/31/2005

                                                                % of Total
Industry                                           Market Value Net Assets
--------                                           ------------ ----------
OIL & GAS......................................... $19,646,007         7.5%
PHARMACEUTICALS...................................  16,337,879         6.3%
COMMERCIAL BANKS..................................  14,560,060         5.6%
INSURANCE.........................................  12,470,736         4.8%
INDUSTRIAL CONGLOMERATES..........................  11,251,831         4.3%
DIVERSIFIED FINANCIAL SERVICES....................   9,570,711         3.7%
COMPUTERS & PERIPHERALS...........................   9,374,935         3.6%
SOFTWARE..........................................   9,053,894         3.5%
MEDIA.............................................   8,443,178         3.2%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT..........   8,219,359         3.2%
HEALTH CARE PROVIDERS & SERVICES..................   8,195,509         3.1%
CAPITAL MARKETS...................................   8,133,522         3.1%
DIVERSIFIED TELECOMMUNICATION SERVICES............   7,650,997         2.9%
COMMUNICATIONS EQUIPMENT..........................   6,840,579         2.6%
FOOD & STAPLES RETAILING..........................   6,167,190         2.4%
HOUSEHOLD PRODUCTS................................   5,850,187         2.2%
ELECTRIC UTILITIES................................   5,813,977         2.2%
AEROSPACE & DEFENSE...............................   5,697,967         2.2%
SPECIALTY RETAIL..................................   5,634,074         2.2%
HEALTH CARE EQUIPMENT & SUPPLIES..................   5,440,182         2.1%
BEVERAGES.........................................   5,406,796         2.1%
THRIFTS & MORTGAGE FINANCE........................   4,204,884         1.6%
ENERGY EQUIPMENT & SERVICES.......................   4,070,162         1.6%
BIOTECHNOLOGY.....................................   3,910,309         1.5%
CHEMICALS.........................................   3,875,563         1.5%
TOBACCO...........................................   3,851,183         1.5%
HOTELS, RESTAURANTS & LEISURE.....................   3,830,934         1.5%
MACHINERY.........................................   3,538,331         1.4%
CONSUMER FINANCE..................................   3,315,531         1.3%
MULTILINE RETAIL..................................   2,914,671         1.1%
IT SERVICES.......................................   2,642,386         1.0%
AIR FREIGHT & LOGISTICS...........................   2,637,094         1.0%
FOOD PRODUCTS.....................................   2,636,349         1.0%
MULTI-UTILITIES & UNREGULATED POWER...............   2,375,948         0.9%
COMMERICAL SERVICES & SUPPLIES....................   2,215,320         0.8%
METALS & MINING...................................   2,098,502         0.8%
REAL ESTATE.......................................   1,886,416         0.7%
ROAD & RAIL.......................................   1,729,433         0.7%
HOUSEHOLD DURABLES................................   1,648,143         0.6%
INTERNET & CATALOG RETAIL.........................   1,442,526         0.6%
ELECTRICAL EQUIPMENT..............................   1,173,232         0.4%
INTERNET SOFTWARE & SERVICES......................   1,118,158         0.4%
TEXTILES, APPAREL & LUXURY GOODS..................   1,004,415         0.4%
AUTOMOBILES.......................................     889,375         0.3%
ELECTRONIC EQUIPMENT & INSTRUMENTS................     788,329         0.3%
PAPER & FOREST PRODUCTS...........................     918,612         0.3%
LEISURE EQUIPMENT & PRODUCTS......................     465,347         0.2%

                                                                % of Total
Industry                                           Market Value Net Assets
--------                                           ------------ ----------
BUILDING PRODUCTS.................................      454,073        0.2%
CONTAINERS & PACKAGING............................      450,484        0.2%
AUTO COMPONENTS...................................      429,411        0.2%
PERSONAL PRODUCTS.................................      373,416        0.1%
GAS UTILITIES.....................................      337,211        0.1%
OFFICE ELECTRONICS................................      318,008        0.1%
AIRLINES..........................................      259,052        0.1%
HOME BUILDERS.....................................      218,918        0.1%
DISTRIBUTORS......................................      172,079        0.1%
CONSTRUCTION MATERIALS............................      155,961        0.1%
CONSTRUCTION & ENGINEERING........................      150,812        0.1%
TRADING COMPANIES & DISTRIBUTORS..................      116,817        0.0%
WIRELESS TELECOMMUNICATION SERVICES...............       58,575        0.0%
SHORT-TERM INVESTMENTS AND LIABILITIES IN EXCESS
  OF OTHER ASSETS                                     6,261,109        2.4%
                                                   ------------      -----
                                                   $260,696,649      100.0%
                                                   ============      =====

E*TRADE S&P 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005

ASSETS
Investments in securities at market value: (Note 2)
   Unaffiliated issuers (Cost: $238,972,927)..................... $260,360,371
   Affiliated issuers (Cost: $336,979) (Note 9)..................      404,612
Receivable for fund shares purchased.............................      452,316
Receivable for securities sold...................................       18,158
Dividends and interest receivable................................      342,449
Due from E*TRADE Asset Management, Inc. (Note 3).................      144,859
                                                                  ------------
   TOTAL ASSETS..................................................  261,722,765
                                                                  ------------
LIABILITIES
Payable for securities purchased.................................      477,150
Payable for fund shares redeemed.................................      332,483
Variation margin payable (Note 6)................................       26,500
Accrued shareholder servicing fees (Note 3)......................       55,750
Accrued administration fee (Note 3)..............................       33,450
Accrued advisory fee (Note 3)....................................       15,611
Accrued other expenses...........................................       85,172
                                                                  ------------
   TOTAL LIABILITIES.............................................    1,026,116
                                                                  ------------
TOTAL NET ASSETS................................................. $260,696,649
                                                                  ============
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par............................ $    263,386
Paid-in capital, in excess of par................................  246,345,056
Undistributed net investment Income..............................        9,686
Accumulated net realized gain (loss) on investments and future
  contracts......................................................   (7,269,638)
Net unrealized appreciation (depreciation) of investments and
  futures contracts..............................................   21,348,159
                                                                  ------------
TOTAL NET ASSETS................................................. $260,696,649
                                                                  ============
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01).......   26,338,594
                                                                  ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE... $       9.90
                                                                  ============

  The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
STATEMENT OF OPERATIONS
For the year ended December 31, 2005

NET INVESTMENT INCOME:
   Dividends
       Unaffiliated issuers....................................... $ 4,097,960
       Affiliated issuers (Note 9)................................       6,883
   Interest.......................................................      84,458
                                                                   -----------
       TOTAL INVESTMENT INCOME....................................   4,189,301
                                                                   -----------
EXPENSES (NOTE 3):
   Advisory fee...................................................     157,898
   Administration fee.............................................     338,352
   Shareholder servicing fees.....................................     563,920
   Transfer and dividend disbursing agent.........................     203,920
   Legal services.................................................     109,092
   Custodian fee..................................................     182,749
   Trustee fees...................................................     120,705
   Registration fees..............................................      47,516
   Audit and tax services.........................................      25,070
   Insurance......................................................       5,669
   Printing.......................................................      18,127
   Other expenses.................................................      16,978
                                                                   -----------
       TOTAL EXPENSES BEFORE WAIVER...............................   1,789,996
   Waived fees and reimbursed expenses (Note 3)...................  (1,586,995)
                                                                   -----------
   NET EXPENSES...................................................     203,001
                                                                   -----------
NET INVESTMENT INCOME.............................................   3,986,300
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FUTURES CONTRACTS
Net realized gain (loss) on:
   Sale of investments............................................    (316,540)
   Futures contracts..............................................     585,190
Net change in unrealized appreciation (depreciation) of:
   Investments....................................................   8,451,523
   Futures contracts..............................................    (144,125)
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTACTS..............................................   8,576,048
                                                                   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $12,562,348
                                                                   ===========

  The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                         For the Year Ended For the Year Ended
                                         December 31, 2005  December 31, 2004
                                         ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income...................    $  3,986,300          $  2,995,012
Net realized gain (loss) on sale of
  investments and futures contracts.....         268,650               233,937
Net change in unrealized appreciation
  (depreciation) of investments and
  futures contracts.....................       8,307,398            14,731,932
                                            ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............      12,562,348            17,960,881
                                            ------------          ------------
Payable for securities purchased
Distributions from net investment income      (3,968,904)           (3,021,691)
                                            ------------          ------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares........     103,456,557            88,430,842
Value of shares issued in reinvestment
  of dividends and distributions........       3,709,155             2,826,794
Cost of shares redeemed.................     (54,087,846)          (37,218,494)
                                            ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM TRANSACTIONS IN SHARES OF COMMON
  STOCK.................................      53,077,866            54,039,142
                                            ------------          ------------
REDEMPTION FEES (Note 2)................          60,839                43,830
                                            ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS...      61,732,149            69,022,162
   NET ASSETS:
BEGINNING OF PERIOD.....................     198,964,500           129,942,338
                                            ------------          ------------
END OF PERIOD*..........................    $260,696,649          $198,964,500
                                            ============          ============
SHARE TRANSACTIONS:
Number of shares sold...................      10,874,714             9,834,669
Number of shares reinvested.............         384,595               306,452
Number of shares redeemed...............      (5,627,911)           (4,135,993)
                                            ------------          ------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING...........................       5,631,398             6,005,128
                                            ============          ============

* Includes undistributed net investment income of $9,686 and $12,569 for the periods ended December 31, 2005 and December 31, 2004, respectively.

  The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period

                                        Year Ended         Year Ended           Year Ended             Year Ended
                                     December 31, 2005  December 31, 2004  December 31, 2003/(6)/ December 31, 2002/(6)/
                                     -----------------  -----------------  ---------------------  ---------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD...............     $   9.61           $   8.84             $   6.99                $  9.11
                                         --------           --------             --------                -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
   Net investment income............         0.17/(3)/          0.17/(3)/            0.10/(3)/              0.09
   Net realized and unrealized
     gain (loss) on investments.....         0.29               0.76                 1.85                  (2.12)
                                         --------           --------             --------                -------
   TOTAL FROM
     INVESTMENT
     OPERATIONS.....................         0.46               0.93                 1.95                  (2.03)
                                         --------           --------             --------                -------
DISTRIBUTIONS TO
  SHAREHOLDERS
   Distributions from net
     investment income..............        (0.17)             (0.16)               (0.10)                 (0.09)
   Distributions from net realized
     gains..........................           --                 --                   --                     --
                                         --------           --------             --------                -------
   TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS...................        (0.17)             (0.16)               (0.10)                 (0.09)
                                         --------           --------             --------                -------
REDEMPTION FEES ADDED TO
  PAID-IN CAPITAL/(1)/..............           --                 --                   --                     --
                                         --------           --------             --------                -------
NET ASSET VALUE, END OF
  PERIOD............................     $   9.90           $   9.61             $   8.84                $  6.99
                                         ========           ========             ========                =======
   TOTAL RETURN/(2)/................         4.79%             10.62%               28.11%                (22.29)%

   RATIOS/SUPPLEMENTAL
     DATA:
   Net assets, end of period (000's
     omitted).......................     $260,697           $198,965             $129,942                $83,090
   Ratio of expenses to average
     net assets.....................         0.09%/(4)/         0.19%/(4)/           0.40%/(4)/             0.40%/(4)/
   Ratio of net investment income
     to average net assets..........         1.77%/(5)/         1.85%/(5)/           1.39%/(5)/             1.24%/(5)/
   Portfolio turnover rate..........         3.87%              2.22%                0.65%/(7)/            11.97%/(9)/

                                          Year Ended
                                     December 31, 2001/(6)/
                                     ---------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD...............        $ 10.48
                                            -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
   Net investment income............           0.09
   Net realized and unrealized
     gain (loss) on investments.....          (1.37)
                                            -------
   TOTAL FROM
     INVESTMENT
     OPERATIONS.....................          (1.28)
                                            -------
DISTRIBUTIONS TO
  SHAREHOLDERS
   Distributions from net
     investment income..............          (0.09)
   Distributions from net realized
     gains..........................            -- /(1)/
                                            -------
   TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS...................          (0.09)
                                            -------
REDEMPTION FEES ADDED TO
  PAID-IN CAPITAL/(1)/..............             --
                                            -------
NET ASSET VALUE, END OF
  PERIOD............................        $  9.11
                                            =======
   TOTAL RETURN/(2)/................         (12.20)%

   RATIOS/SUPPLEMENTAL
     DATA:
   Net assets, end of period (000's
     omitted).......................        $81,798
   Ratio of expenses to average
     net assets.....................           0.35%/(4)/
   Ratio of net investment income
     to average net assets..........           1.02%/(5)/
   Portfolio turnover rate..........           9.21%/(9)/

--------
(1) Rounds to less than $0.01.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions.
(3) Calculated based on average shares outstanding.
(4) The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended December 31, 2005, December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were 0.79%, 0.73%, 0.83%, 0.98%, and 0.54%, respectively.
(5) The ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the year ended December 31, 2005, December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were 1.06%, 1.31%, 0.96%, 0.66% and 0.83%, respectively.
(6) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(7) For the period November 10, 2003 through December 31, 2003.
(8) The Investment Adviser voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period January 1, 2000 through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.32% for the year ended December 31, 2000.
(9) Portfolio turnover rate of S&P 500 Index Master Portfolio.

  The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

1. ORGANIZATION

E*TRADE S&P 500 Index Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of December 31, 2005, the Trust consisted of four operating series: the E*TRADE International Index Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE S&P 500 Index Fund.

The Fund's investment objective is to provide investment results that attempt to match as closely as practicable, before fees and expenses, the total return of the stocks making up the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")*. The Fund seeks to achieve its objective by investing in stocks and other assets in an attempt to match the total return of the stocks making up the S&P 500 Index.

* "Standard & Poor's(TM)" ("S&P"), "S&P(TM)," "S&P 500(TM)" and "Standard and Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by E*TRADE Asset Management, Inc. ("ETAM"), the Fund's investment adviser, for use in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such securities primarily are traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are priced using the Nasdaq Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. When a significant event occurs subsequent to the time a value is established as described above that is likely to change such value or when market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees of the Fund ("Board"). In this regard, the Fund utilizes an independent pricing service in determining the fair value of foreign securities primarily traded in foreign markets when significant events occur subsequent to the close of such foreign markets. The fair value of such foreign securities are determined by the Fund (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell a security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are fair valued at amortized cost, which approximates fair market value.

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005 (continued)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Expenses attributable to all Funds in the Trust are allocated to each Fund based on the relative net assets of the Fund.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred as wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during 2005 and 2004 was as follows:

                                  2005       2004
                               ---------- ----------
Distributions paid from:
Ordinary Income............... $3,968,904 $3,021,691

At December 31, 2005, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income...... $     9,686
Unrealized Appreciation............  21,038,564
Undistributed Capital Loss.........  (6,960,043)
                                    -----------
Total                               $14,088,207

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. It is the Fund's intention to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute annually all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005 (continued)

As of December 31, 2005, for federal income tax purposes, the Fund had a capital loss carryforward of $6,812,014 of which $377,364, $5,513,727 and $920,923 will expire in 2009, 2010, and 2011, respectively. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. For the year ended December 31, 2005, the Fund has elected to defer $148,029 of capital losses attributable to post-October losses.

At December 31, 2005, the cost of investments for federal income tax purposes was $239,726,419. Net unrealized appreciation aggregated $21,038,564, of which $33,664,683 represented gross unrealized appreciation on securities and $12,626,119 represented gross unrealized depreciation on securities. The difference between book basis and tax basis is attributable primarily to the return of capital adjustments from real estate investment trusts and the tax deferral of losses on wash sales.

REDEMPTION FEES

Redemption of shares held in the Fund for less than 120 days are subject to a fee of 1%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. Total redemption fee proceeds for the year ended December 31, 2005 and year ended December 31, 2004 were $60,839 and $43,830 respectively, and are set forth in the Statement of Changes in Net Assets.

RECLASSIFICATION OF CAPITAL ACCOUNTS

In order to present undistributed net investment income and accumulated net realized loss on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized loss on investments and futures contracts. For the year ended December 31, 2005, the adjustments were to decrease undistributed net investment income by $20,279 and decrease accumulated net realized loss on investments and future contracts by $20,279. These adjustments are primarily due to the differences between book and tax treatment of investments in real estate investment trusts.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE FINANCIAL Corporation ("E*TRADE FINANCIAL"), serves as the investment adviser for the Fund pursuant to an Investment Advisory Agreement between ETAM and the Trust, on behalf of the Fund. For its service as investment adviser, ETAM is currently paid by the Fund at an annual rate of 0.07% of the Fund's average daily net assets.

World Asset Management ("World Asset") serves as the Fund's investment sub-adviser. World Asset is a division of Munder Capital Management. For its services, World Asset is paid by ETAM, and not the Fund, a fee calculated as follows:

 Name of Fund                                    Sub-Advisory Fee
 ------------                                    ----------------
 E*TRADE S&P 500 Index Fund          0.03% of average daily net assets up to
                                     $900 million

                                     0.02% of average daily next assets over
                                     $900 million

ETAM also provides certain administrative services to the Fund, pursuant to an Administrative Services Agreement with the Trust, on behalf of the Fund. For its services, ETAM receives an administrative services fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005 (continued)

Since September 30, 2004, ETAM assesses an account maintenance fee of $2.50 per quarter to offset shareholder servicing costs if an account balance in the Fund falls below $5,000 (for any reason, including a decline in the value of the Fund's shares). The account maintenance fee is determined and paid at the end of the calendar quarter. The fee is not assessed in certain circumstances, as described in the Fund's Prospectus, including waiver of the fee if total E*TRADE Funds assets held by a shareholder are $10,000 or more. The fee will not be applied to: (1) assets held in any retirement plan account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege.

ETAM and E*TRADE Securities LLC ("E*TRADE Securities"), the Trust's principal underwriter and a wholly owned subsidiary of E*TRADE FINANCIAL, both provide shareholder servicing to the Fund under a Shareholder Servicing Agreement. For its services, ETAM receives a non-Rule 12b-1 shareholder servicing fee equal to an annual rate of 0.25% of the Fund's average daily net assets. In addition, ETAM is allowed to use the shareholder servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities, for services it provides to the Fund.

The amount "Due from E*TRADE Asset Management, Inc." listed on the Fund's Statement of Assets and Liabilities, reflects a contractual agreement between ETAM and the Fund ("Expense Limitation Agreement") in which ETAM has agreed to waive or limit its fees or to assume other expenses through at least April 30, 2006. The Expense Limitation Agreement may continue from year to year thereafter. Effective September 3, 2004, ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund's business) on an annualized basis are limited to 0.09% of the Fund's average daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the current percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the current percentage stated above and (ii) the payment of such reimbursement has been approved in advanced by the Trust's Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund during any of the previous three fiscal years. Approximately $2,894,485 was eligible for reimbursement as of December 31, 2005.

4. AGREEMENTS AND OTHER TRANSACTIONS WITH NON-AFFILIATES

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. The Bank of New York provides fund accounting, custodial, and certain fund services for the Fund. E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Fund, but receives compensation from ETAM that may be equal to the maximum shareholder servicing fee received by ETAM from the Fund.

5. PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent, but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005 (continued)

collateral held. ETAM monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent and receives interest on the investment of cash collateral.

The Fund did not participate in securities lending during the year ended December 31, 2005.

6. FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. The risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The following futures contract(s) were outstanding as of December 31, 2005:

                                               Notional  Net Unrealized
         Number of     Futures     Expiration  Contract   Appreciation
         Contracts      Index         Date      Value    (Depreciation)
         --------- --------------- ---------- ---------- --------------
            20     S&P 500 Futures  03/16/06  $6,274,000   $(106,918)

The Fund has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a value of $747,063.

7. REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's investments in repurchase agreements must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. ETAM monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005 (continued)

The Fund did not invest in any repurchase agreements during the year ended December 31, 2005.

8. SHORT SALES OF SECURITIES

The Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The Fund did not enter into any short sale transactions during the year ended December 31, 2005.

9. AFFILIATED ISSUERS

Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                    Number of                      Number of
                                     Shares                         Shares
                                     Held At                        Held At    Value
                                    Beginning   Gross     Gross       End    At End of Investment
Name of Issuer                      of Period Additions Reductions of Period  Period     Income
--------------                      --------- --------- ---------- --------- --------- ----------
Comerica, Inc......................   2,893       872       --       3,765   $213,701    $6,883
E*TRADE Financial Corp.............   6,279     2,873       --       9,152    190,911        --
                                                                             --------    ------
   Total Affiliated Issuers........                                          $404,612    $6,883

10. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, aggregated $63,017,260 and $8,517,423 respectively, for the year ended December 31, 2005.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of E*TRADE Funds
And the Shareholders of E*TRADE S&P 500 Index Fund

We have audited the accompanying statement of assets and liabilities of the E*TRADE S&P 500 Index Fund, a series of the E*TRADE Funds (the "Trust"), including the schedule of investments, as of December 31, 2005, and the related statement of operations, the statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2004 and the financial highlights for each of the four years in the period ended December 31, 2004 have been audited by other auditors, whose report dated February 25, 2005 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE S&P 500 Index Fund as of December 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                  TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 13, 2006

Trustees Renewal of Advisory Contracts

On August 23, 2005, the Board of Trustees ("Board") of the E*TRADE Funds ("Trust"), including the independent trustees, unanimously renewed the Investment Advisory Agreement ("Advisory Agreement") between the Trust and E*TRADE Asset Management, Inc. ("ETAM") on behalf of the E*TRADE S&P 500 Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE International Index Fund and E*TRADE Technology Index Funds (together, the "Funds"). All factors below were applied to each of the Funds except where otherwise noted. At the same time, the Board renewed the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement" and together with the Advisory Agreement, the "Advisory Agreements") between the Trust, ETAM and Munder Capital Management, Inc. for its division World Asset Management ("WAM" or the "Sub-Adviser") on behalf of the Funds. The Board, assisted by the advice of counsel, considered a broad range of information. The Board considered the factors discussed below, among others. However, no single factor was determinative. Rather, it was the totality of the circumstances that drove the Board's decision.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the investment advisory services provided by ETAM to the Funds, including ETAM's role in (i) evaluating and supervising the investment advisory activities of WAM, as Sub-Adviser for the Funds, (ii) monitoring the tracking error of each Fund (as compared to its relevant index), and (iii) assessing the sampling techniques used by WAM in seeking to replicate the performance results of the relevant index for each Fund, and reviewing reports and conducting periodic due diligence reviews of WAM. The Board also discussed the nature, extent and quality of the advisory services provided by WAM, including the investment process and techniques used by WAM for the management of each Fund's assets in accordance with its respective investment objectives, investment policies and restrictions and the qualifications of WAM's investment personnel dedicated to advising the Funds. Based on this review, the Board determined that both ETAM and WAM had provided satisfactory advisory services to the Funds.

Investment Performance

The Board reviewed the investment performance of each of the Funds. The Board noted that as index funds, each Fund's investment objective is to track its relevant index or benchmark as closely as possible while taking into account the impact of expenses relating to operating a registered investment company. Therefore, the Board focused on each Fund's performance as compared to its relevant index and peer group of index funds (or in the case of the E*TRADE Technology Index Fund, similar exchange-traded funds). Based on these comparisons, the Board concluded that the investment performance of the Funds supported continuance of the Advisory Agreements. The Board questioned ETAM and WAM regarding certain issues with respect to the performance of the E*TRADE International Index Fund ("International Fund") in relationship to its benchmark and peer group of index funds. In response to questions, ETAM and WAM discussed with the Board the reasons why the performance of the International Fund lagged that of its benchmark. Following a lengthy discussion, the Board requested that ETAM

12407342.2.BUSINESS
and WAM provide the Board with a written explanation and analysis of the reasons why the International Fund's performance lagged that of its benchmark. ETAM and WAM agreed to provide such information to the Board.

Cost of Services and Profitability

The Board discussed the fees paid by each Fund to ETAM (and indirectly to WAM) and the contractual limitations on each Fund's expenses provided by ETAM. At the outset, the Board members discussed the comparative expense data that was provided, which supports the fact that the E*TRADE Index Funds have continued to operate as the lowest cost index funds in the industry. In this regard, the Board discussed the fact that the Funds continually match all fee reductions made by peer index funds through expense reimbursements and/or fee waivers provided by ETAM. The Board agreed that this represented a significant benefit to the shareholders of the Funds and reflects ETAM's continuing commitment to reducing fees and expenses for Fund shareholders, while maintaining high quality investment services.

The Board discussed the cost of the services provided by ETAM and the profits realized by ETAM and its affiliates from their relationship to the Funds. The Board noted that one of the most significant factors in reviewing and approving the Advisory Agreements was the fact that the expense ratios of the Funds are the lowest among their peers based primarily on the willingness of ETAM and its affiliates to contractually waive their fees and assume or reimburse fees and expenses in order to maintain such low expense ratios. With regard to the advisory services provided by ETAM for each of the Funds, as well as the costs of such services and the profits realized by ETAM, the Board noted that ETAM currently waives a significant portion of its fees for the services that it provides to each of the Funds in order to maintain the Funds' status as the "lowest cost index funds." As a result, the Board observed that ETAM expects that as assets in the Funds grow, the Funds will become profitable.

Based upon the considerations above, the Board determined that the costs and fees were reasonable.

Economies of Scale

The Board discussed the extent to which economies of scale have been realized or will be realized for the benefit of shareholders of the Funds as the Funds grow. The Board discussed the fact that since the Funds currently are the lowest cost index funds (other than the Technology Index Fund which is the only fund of its kind) and the Funds are committed to continue this strategy, regardless of the level of Fund assets, shareholders of the Funds are already benefiting from low expenses. Consequently, this factor was not relevant to the Board's determination.

Benefits to Advisers

The Board discussed the benefits that are derived or which may be derived by ETAM (and its affiliates) or WAM (and its affiliates) from their relationship with the Funds. While the Board observed that there were no direct fall out benefits to ETAM (and its affiliates) or WAM (and its affiliates) from their relationship to the Funds, the Board noted that the relationship between the

12407342.2.BUSINESS

Funds and ETAM (and its affiliates), or between the Funds and WAM (and its affiliates), may provide indirect benefits, such as helping ETAM and WAM attract additional advisory clients. In addition, the relationship may help E*TRADE FINANCIAL Corp. provide an attractive selection of asset classes to its customers. The Board concluded that these possible benefits should not preclude the continuance of the Advisory Agreements.

12407342.2.BUSINESS

Trustees and Officers

The Board of Trustees have the responsibility for the overall management of the Funds, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Funds' day-to-day operations. Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years, and other information are shown below. The Trust currently consists of nine operating series.

    NAME, ADDRESS,                                      PRINCIPAL
       AGE AND           TERM OF OFFICE/(1)/          OCCUPATION(S)               OTHER
    POSITION HELD           AND LENGTH OF            DURING THE PAST        DIRECTORSHIPS/(4)/
      WITH TRUST             TIME SERVED               FIVE YEARS                 HELD
---------------------------------------------------------------------------------------------
                                   NON-INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------
Steven Grenadier        Since February 1999    Mr. Grenadier is a Professor None
4500 Bohannon Drive                            of Finance at the Graduate
Menlo Park, CA 94025                           School of Business at
Age: 41                                        Stanford University, where
Trustee                                        he has been employed as a
                                               professor since 1992.
---------------------------------------------------------------------------------------------
Cheryl A.               Since February 2004    Ms. Burgermeister is         The Select Sector
Burgermeister                                  Trustee, Treasurer and       SPDR Trust
4500 Bohannon Drive                            Finance Committee
Menlo Park, CA 94025                           Chairman of the Portland
Age: 54                                        Community College
Trustee                                        Foundation since 2001. She
                                               was a Trustee of the Zero
                                               Gravity Internet Fund from
                                               2000 to 2001.
                                               Ms. Burgermeister was a
                                               Director and Treasurer of
                                               the Crabbe Huson family of
                                               funds from 1988-1999.
---------------------------------------------------------------------------------------------
Ashley T. Rabun         Since February 1999    Ms. Rabun is the Founder     None
4500 Bohannon Drive                            and Chief Executive Officer
Menlo Park, CA                                 of Investor Reach, a
94025                                          consulting firm
Age: 53
Trustee
---------------------------------------------------------------------------------------------

    NAME, ADDRESS,                                     PRINCIPAL
       AGE AND           TERM OF OFFICE/(1)/         OCCUPATION(S)               OTHER
    POSITION HELD           AND LENGTH OF           DURING THE PAST       DIRECTORSHIPS/(4)/
      WITH TRUST             TIME SERVED              FIVE YEARS                 HELD
----------------------------------------------------------------------------------------------
                                               specializing in marketing
                                               and distribution
                                               strategies for financial
                                               services companies. She
                                               was formerly the
                                               President of Nicholas
                                               Applegate Mutual Funds.
----------------------------------------------------------------------------------------------
George J. Rebhan        Since December 1999    Mr. Rebhan retired in     Advisors Series Trust
4500 Bohannon Drive                            December 1993, and
Menlo Park, CA 94025                           prior to that he was
Age: 71                                        President of Hotchkis
Chairman and Trustee                           and Wiley Funds
                                               (investment company)
                                               from 1985 to 1993.
----------------------------------------------------------------------------------------------
                                     INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------
Shelly J. Meyers/(2)/   Since February 1999    Since July, 2003, Ms.     None
4500 Bohannon Drive                            Meyers has been
Menlo Park, CA 94025                           Executive Vice
Age: 46                                        President at Pacific
Trustee                                        Global Investment
                                               Management
                                               Company (PGIMC),
                                               serving as a Portfolio
                                               Manager and as
                                               Managing Director of
                                               PGIMC's institutional
                                               investments division.
                                               Prior to that, Ms. Meyers
                                               was a founding member
                                               of Beverly Hills based
                                               Meyers Capital
                                               Management (MCM), a
                                               registered investment
                                               advisory company.
                                               While at MCM, she
                                               served as CEO and as a
                                               Portfolio Manager.
----------------------------------------------------------------------------------------------

    NAME, ADDRESS,                                     PRINCIPAL
       AGE AND           TERM OF OFFICE/(1)/         OCCUPATION(S)             OTHER
    POSITION HELD           AND LENGTH OF           DURING THE PAST      DIRECTORSHIPS/(4)/
      WITH TRUST             TIME SERVED              FIVE YEARS               HELD
------------------------------------------------------------------------------------------
Mitchell H. Caplan/(3)/ Since February 2002    Mr. Caplan is Chief        E*TRADE
4500 Bohannon Drive                            Executive Officer of       FINANCIAL
Menlo Park, CA 94025                           E*TRADE FINANCIAL          Corporation
Age: 48                                        Corporation.
Trustee                                        He also is a director or
                                               officer of various
                                               affiliates of E*TRADE
                                               FINANCIAL
                                               Corporation, including a
                                               Director of E*TRADE
                                               Asset Management and
                                               E*TRADE Global Asset
                                               Management, Inc. He
                                               previously served as Vice
                                               Chairman of the Board of
                                               Directors, President and
                                               Chief Executive Officer
                                               of Telebanc
                                               Financial Corporation and
                                               Telebank (renamed
                                               E*TRADE Bank) from
                                               1993-2000.
------------------------------------------------------------------------------------------
                                         OFFICERS
------------------------------------------------------------------------------------------
Dennis Webb             Since May 2004         Dennis Webb is Chief       Not applicable
4500 Bohannon Drive                            Institutional Officer and
Menlo Park, CA 94025                           President of E*TRADE
Age: 40                                        Capital Markets.
President
                                               Prior to that, Mr. Webb
                                               was the Chief Executive
                                               Officer of E*TRADE
                                               Global Asset
                                               Management,
------------------------------------------------------------------------------------------

    NAME, ADDRESS,                                     PRINCIPAL
       AGE AND           TERM OF OFFICE/(1)/         OCCUPATION(S)              OTHER
    POSITION HELD           AND LENGTH OF           DURING THE PAST       DIRECTORSHIPS/(4)/
      WITH TRUST             TIME SERVED              FIVE YEARS                HELD
-------------------------------------------------------------------------------------------
                                               Inc. (ETGAM). Mr.
                                               Webb has also been
                                               Chairman of E*TRADE
                                               Bank's Asset and
                                               Liability Committee and
                                               was responsible for the
                                               Bank's $15 billion
                                               derivative portfolio until
                                               he joined ETGAM in
                                               June 2001.

                                               Prior to joining
                                               E*TRADE FINANCIAL
                                               Corporation in 2000, he
                                               was the Senior Vice
                                               President of Asset/
                                               Liability Management of
                                               Allfirst Bank, an $18
                                               billion regional bank
                                               based in Baltimore,
                                               Maryland.
-------------------------------------------------------------------------------------------
Elizabeth Gottfried     Since November 2000    Ms. Gottfried is Vice       Not applicable
4500 Bohannon Drive                            President of E*TRADE
Menlo Park, CA 94025                           Asset Management, and
Age: 45                                        also a Business Manager
Vice President and                             of E*TRADE Global
Treasurer                                      Asset Management, Inc.
                                               Ms. Gottfried joined
                                               E*TRADE Asset
                                               Management in
                                               September 2000. Prior to
                                               that, she worked at Wells
                                               Fargo Bank from 1984 to
                                               2000 and managed
                                               various areas of Wells
                                               Fargo's mutual fund
                                               group.
-------------------------------------------------------------------------------------------

    NAME, ADDRESS,                                     PRINCIPAL
       AGE AND           TERM OF OFFICE/(1)/         OCCUPATION(S)              OTHER
    POSITION HELD           AND LENGTH OF           DURING THE PAST       DIRECTORSHIPS/(4)/
      WITH TRUST             TIME SERVED              FIVE YEARS                HELD
-------------------------------------------------------------------------------------------
Marc R. Duffy           Since February 2004    Mr. Duffy joined            Not applicable
4500 Bohannon Drive                            E*TRADE Asset
Menlo Park, CA 94025                           Management in January
Age: 47                                        2004. Prior to that, he
Vice President,                                worked at Legg Mason
Secretary and Chief                            Wood Walker, Inc. from
Legal Officer                                  1999 to 2003 and was
                                               responsible for legal
                                               issues related to the Legg
                                               Mason mutual funds.
-------------------------------------------------------------------------------------------

(1) Each Trustee is elected to serve in accordance with the Declaration of Trust and By-Laws of the Trust until his or her successor is duly elected and qualified. Each Officer is elected to hold office until his or her successor is elected and qualified to carry out the duties and responsibilities of such office, or until he or she resigns or is removed from office.
(2) Through December 31, 2005, Ms. Meyers could be considered to be an "interested" person (as defined by the 1940 Act) of the Trust because she was an officer of an investment company whose shares were offered through the mutual fund "supermarket" sponsored by E*TRADE FINANCIAL Corporation, the parent company of E*TRADE Asset Management, investment adviser to the Fund. As of January 1, 2006, Ms. Meyers should no longer be considered to be an "interested" person of the Trust."
(3) Mr. Caplan may be considered an "interested" person of the Trust because he is an officer of E*TRADE FINANCIAL Corporation.
(4) Directorships include public companies and any company registered as an investment company.

The Funds' Statement of Additional Information includes additional information about the Trustees and officers of the Trust and may be obtained, without charge, by accessing our website at www.etradefunds.etrade.com or by calling our toll-free number at 1-800-ETRADE-1.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Funds' Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Prospectus" and then "Statement of Additional Information") and by accessing the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling E*TRADE Funds at 1-800-ETRADE-1; (ii) by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Proxy Voting Results"); or
(iii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge and upon request, by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Quarterly Holdings") or by accessing the Funds' Form N-Q on the Commission's website at www.sec.gov. The Funds' Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling
(800)-SEC-0330.

CODE OF ETHICS

A copy of the code of ethics that applies to the Funds' principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is available free of charge, upon request by calling 1-800-ETRADE-1.

ANNUAL LETTER TO SHAREHOLDERS

Dear Shareholder:

I am pleased to provide you with the E*TRADE Index Funds (the "Funds") Annual Report for the year ended December, 2005.

I hope you will find the report valuable and informative.

Still the lowest-cost index funds in the business

Recent years have brought many changes to the mutual fund industry, and last year was no exception. Total assets and number of funds continued to increase. Much of the industry saw rising costs as well.

At E*TRADE, however, we continued our focus on providing customers with an affordable way to invest in specific asset classes and create a solid diversified portfolio. As a result, our proprietary, no-load E*TRADE Index Funds remained the lowest-cost stock index funds in the industry./1/

                                         Expense  Category
Fund Name                                Ratio/1/ Average/2/
---------                                -------  ---------
E*TRADE S&P 500 Index Fund..............    0.09%      0.39%
E*TRADE Russell 2000 Index Fund.........    0.22%      0.76%
E*TRADE International Index Fund........    0.09%      0.72%
E*TRADE Technology Index Fund/3/........    0.60%     N/A/3/

Robust growth for E*TRADE International Index Fund

Driven by the strong performance of international stocks--and by delivery to investors of a total return of 13.43%---the E*TRADE International Index Fund doubled its assets in 2005. If you are seeking a low-cost international investment, this fund is worth a look. Our other three index funds also posted positive returns.

Smart choices for E*TRADE Index Funds investors

Our proprietary no-load stock index funds offer you one of the most efficient, cost-effective ways to invest. This also makes them a smart choice for:

..   Retirement Accounts--Besides no commissions, no transaction fees, and no account minimum, our E*TRADE No-Fee, No-Minimum IRAs and Rollover IRAs allow you to trade freely in your retirement account. (To learn more or open an IRA or rollover IRA, visit etrade.com/newira.)

..   Automatic Investing--This free plan offers you an easy way to add to your mutual fund holdings over time through regular automatic investments in the E*TRADE Funds. (Learn more about automatic investing at etrade.com/autoinvest.)

Looking forward to the year ahead

As always, thank you for your continued investment in the E*TRADE Index Funds. We look forward to serving your financial needs in 2006--and for many years to come.

Sincerely,

/s/ Dennis Webb
-------------------------
Dennis Webb
President, E*TRADE Funds

       PLEASE READ THE IMPORTANT DISCLOSURES ON THE BACK OF THIS LETTER

ANNUAL LETTER TO SHAREHOLDERS

                  PLEASE READ THE IMPORTANT DISCLOSURES BELOW

You should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. The Funds' prospectus contains this and other important information; read the prospectus carefully before investing. For a current prospectus, please visit etradefunds.etrade.com. Read the prospectus carefully before investing.

1 Based on a data filter commissioned from Lipper by E*TRADE Asset Management, Inc. ("ETAM"), and according to an agreed-upon methodology for analyzing Lipper data in accordance with the Lipper-defined universe, ETAM determined that the E*TRADE S&P 500 Index Fund, the E*TRADE Russell 2000 Index Fund and the E*TRADE International Index Fund ("E*TRADE Index Funds") had the lowest effective expenses among their peer universe as of January 3, 2006. To identify the peer universe, Lipper compared the E*TRADE Index Funds to other Pure Index Funds in the same Lipper Investment Classification/Objective, while excluding Institutional Funds and other mutual funds requiring initial minimum investments of $100,000 or more and exchange-traded funds. While ETAM may review Lipper data, ETAM makes no representation as to the accuracy or timeliness of the Lipper data or that the E*TRADE Index Funds will continue to have the lowest effective expenses among comparable funds.

The E*TRADE Index Funds had the lowest effective expenses because ETAM contractually limited their expenses. The expenses of the E*TRADE Index Funds prior to the imposition of the contractual limits are, in fact, higher. ETAM has agreed contractually to limit the expense ratio for the E*TRADE Index Funds until April 30, 2006. Without the contractual limits, the expenses of the E*TRADE Index Funds are 0.79% for the S&P 500 Index Fund; 1.32% for the Technology Index Fund; 1.11% for the Russell 2000 Index Fund; and 1.85% for the International Index Fund (based on the most recently filed shareholder reports). There is no assurance that ETAM will continue these expense limits beyond April 30, 2006. ETAM will charge an Account Maintenance Fee of $2.50 per quarter for Fund balances below $5,000. The fee will be waived if your combined E*TRADE Funds account assets are $10,000 or more. If Fund shares must be redeemed to pay the Account Maintenance Fee, any applicable redemption fee will be waived.

The fact that a fund has a low expense ratio does not mean it is a suitable investment and an investment in an E*TRADE Index Fund may not be suitable for all investors. Additional information on the comparison methodology used is available on request. The terms "Institutional Fund", "Investment Classification/Objective", and "Pure Index Fund" are Lipper defined terms.

Lipper's data and analyses are for informational purposes only, and do not constitute investment advice or an offer to sell or the solicitation of an offer to buy any security of any entity in any jurisdiction. No guarantee is made that the information is accurate or complete and no warranties are made with regard to the results to be obtained from its use. In addition, Lipper will not be liable for any loss or damage resulting from information obtained from Lipper or any of its affiliates.

2 Data source: Lipper Inc. (January 3, 2006). The Lipper fund category benchmarks shown are the median total expense ratios of similar retail, no-load and front-end loaded index funds, excluding outliers. The E*TRADE S&P 500 Index Fund was compared to Lipper's S&P 500 Index fund category while the Russell 2000 Index Fund was compared to Small and Mid-Cap Core index funds and the International Index Fund only to International index funds.

3 E*TRADE Technology Index Fund is the only fund of its type currently in existence.

The E*TRADE FINANCIAL family of companies provides financial services that include investing, trading, banking, and lending. Securities products and services are offered by E*TRADE Securities LLC, Member NASD/SIPC.

(C) 2006 E*TRADE FINANCIAL Corp. All rights reserved.

The E*TRADE International Index Fund
Management's Discussion of Fund Performance

The E*TRADE International Index Fund ("Fund") seeks to match as closely as possible, before fees and expenses, the performance of the Morgan Stanley Capital International (MSCI) EAFE Free Index ("MSCI Index"). As an index fund, the Fund uses a passive management approach. All investment decisions are based on the goal of producing returns equivalent to the index. The unmanaged MSCI Index is made up of a wide range of foreign securities in trading in developed foreign markets, such as Europe, Australia, New Zealand, Singapore and countries in the Far East.

Foreign stock markets had strong returns for the year, both in absolute terms and relative to the 4.91% return for the S&P 500 Index. The Fund posted a 13.43% return for 2005, compared to the 14.02% return for the MSCI EAFE Index. There were 21 countries in the EAFE universe as of December 31. Japan and the United Kingdom were the most heavily weighted, with weights of 25.6% and 24.0% respectively, accounting for 49.6% of the Index.

The strongest returns during 2005 came from Japan, Austria, Denmark and Norway, all of which posted an annual return exceeding 20%. Portugal and Ireland were the only two countries in the EAFE universe to post negative returns for the year.

Given that it had both the heaviest weight in the Index and the strongest performance, Japan made the largest contribution to the Index's return for the year. Other top contributors included the United Kingdom, Switzerland and France.

The Fund continued to meet its investment objective of closely tracking the total return of the MSCI Index. Cash flows are invested promptly to minimize their impact on total return. The difference between the returns of the Fund and its MSCI benchmark are due in part to the fact that expenses are deducted from the Fund before its return is calculated. Since the MSCI Index is not an actual mutual fund, direct investment in it is not possible and there are no expenses charged against its return. NAV rounding may also contribute, either positively or negatively, to the difference between the Fund's return and the return of the MSCI Index. NAV rounding occurs because mutual fund prices are carried out only to two decimal places.

You should remember that there are special risks inherent with an investment in this Fund and that past performance is no guarantee of future results and that the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance shown includes reinvestment of dividends and capital gains.

The following graph shows the hypothetical return of $10,000 invested in both of the MSCI EAFE Free Index and the E*TRADE International Index Fund from November 1, 1999 to December 31, 2005, and assumes the reinvestment of dividends and capital gains. The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities, which would lower an index's performance. You cannot invest directly in an index. Past performance is not a guarantee of future results.

                             [GRAPH APPEARS HERE]

Graph - Growth of $10,000 since 11/01/1999


     MSCI EAFE Free Index                E*TRADE International Index Fund
------------------------------           --------------------------------
START............... $10,000.00          START................ $10,000.00
11/30/1999.......... $10,349.50          11/30/1999........... $10,348.16
12/31/1999.......... $11,280.44          12/31/1999........... $11,290.17
1/31/2000........... $10,565.71          1/31/2000............ $10,487.18
2/29/2000........... $10,852.15          2/29/2000............ $10,758.07
3/31/2000........... $11,274.94          3/31/2000............ $11,173.05
4/30/2000........... $10,683.69          4/30/2000............ $10,571.73
5/31/2000........... $10,424.82          5/31/2000............ $10,406.85
6/30/2000........... $10,834.93          6/30/2000............ $10,727.51
7/31/2000........... $10,382.79          7/31/2000............ $10,288.65
8/31/2000........... $10,474.99          8/31/2000............ $10,376.43
9/30/2000........... $ 9,967.06          9/30/2000............ $ 9,882.09
10/31/2000.......... $ 9,733.63          10/31/2000........... $ 9,657.50
11/30/2000.......... $ 9,370.66          11/30/2000........... $ 9,276.67
12/31/2000.......... $ 9,705.95          12/31/2000........... $ 9,605.52
1/31/2001........... $ 9,701.38          1/31/2001............ $ 9,605.52
02/29/2001.......... $ 8,974.75          02/29/2001........... $ 8,862.88
3/31/2001........... $ 8,380.53          3/31/2001............ $ 8,276.08
4/30/2001........... $ 8,968.34          4/30/2001............ $ 8,854.62
5/31/2001........... $ 8,658.93          5/31/2001............ $ 8,540.84
6/30/2001........... $ 8,308.07          6/30/2001............ $ 8,175.47
7/31/2001........... $ 8,157.53          7/31/2001............ $ 8,027.90
8/31/2001........... $ 7,952.61          8/31/2001............ $ 7,821.30
9/30/2001........... $ 7,148.92          9/30/2001............ $ 7,052.18
10/31/2001.......... $ 7,331.72          10/31/2001........... $ 7,220.56
11/30/2001.......... $ 7,602.48          11/30/2001........... $ 7,478.08
12/31/2001.......... $ 7,647.79          12/31/2001........... $ 7,521.46
1/31/2002........... $ 7,242.00          1/31/2002............ $ 7,115.17
2/28/2002........... $ 7,293.13          2/28/2002............ $ 7,154.81
3/31/2002........... $ 7,691.26          3/31/2002............ $ 7,576.76
4/30/2002........... $ 7,746.95          4/30/2002............ $ 7,586.69
5/31/2002........... $ 7,852.07          5/31/2002............ $ 7,685.99
6/30/2002........... $ 7,542.47          6/30/2002............ $ 7,377.25
7/31/2002........... $ 6,798.48          7/31/2002............ $ 6,638.53
8/31/2002........... $ 6,784.68          8/31/2002............ $ 6,608.58
9/30/2002........... $ 6,057.70          9/30/2002............ $ 5,893.12
10/31/2002.......... $ 6,383.72          10/31/2002........... $ 6,202.76
11/30/2002.......... $ 6,674.25          11/30/2002........... $ 6,482.43
12/31/2002.......... $ 6,450.33          12/31/2002........... $ 6,260.29
1/31/2003........... $ 6,181.54          1/31/2003............ $ 5,998.19
2/28/2003........... $ 6,040.23          2/28/2003............ $ 5,857.05
3/31/2003........... $ 5,926.07          3/31/2003............ $ 5,741.22
4/30/2003........... $ 6,513.70          4/30/2003............ $ 6,308.25
5/31/2003........... $ 6,914.42          5/31/2003............ $ 6,682.90
6/30/2003........... $ 7,085.55          6/30/2003............ $ 6,848.25
7/31/2003........... $ 7,258.16          7/31/2003............ $ 7,011.79
8/31/2003........... $ 7,434.68          8/31/2003............ $ 7,175.33
9/30/2003........... $ 7,665.37          9/30/2003............ $ 7,392.79
10/31/2003.......... $ 8,143.62          10/31/2003........... $ 7,854.19
11/30/2003.......... $ 8,325.87          11/30/2003........... $ 8,018.25
12/31/2003.......... $ 8,976.70          12/31/2003........... $ 8,640.00
1/31/2004........... $ 9,104.26          1/31/2004............ $ 8,742.73
2/29/2004........... $ 9,315.94          2/29/2004............ $ 8,948.21
3/31/2004........... $ 9,372.02          3/31/2004............ $ 8,990.12
4/30/2004........... $ 9,167.99          4/30/2004............ $ 8,793.78
5/31/2004........... $ 9,207.69          5/31/2004............ $ 8,824.78
6/30/2004........... $ 9,413.20          6/30/2004............ $ 9,037.03
7/31/2004........... $ 9,108.97          7/31/2004............ $ 8,745.85
8/31/2004........... $ 9,151.23          8/31/2004............ $ 8,808.24
9/30/2004........... $ 9,391.73          9/30/2004............ $ 9,005.82
10/31/2004.......... $ 9,712.55          10/31/2004........... $ 9,319.25
11/30/2004.......... $10,378.73          11/30/2004........... $ 9,893.87
12/31/2004.......... $10,834.57          12/31/2004........... $10,314.70
1/31/2005........... $10,636.30          1/31/2005............ $10,115.62
2/28/2005........... $11,097.91          2/28/2005............ $10,524.29
3/31/2005........... $10,823.79          3/31/2005............ $10,262.24
4/30/2005........... $10,581.34          4/30/2005............ $10,050.84
5/31/2005........... $10,597.21          5/31/2005............ $10,029.73
6/30/2005........... $10,742.39          6/30/2005............ $10,146.07
7/31/2005........... $11,072.18          7/31/2005............ $10,465.68
8/31/2005........... $11,355.63          8/31/2005............ $10,817.32
9/30/2005........... $11,863.23          9/30/2005............ $11,322.49
10/31/2005.......... $11,518.01          10/31/2005........... $10,937.53
11/30/2005.......... $11,802.50          11/30/2005........... $11,147.53
12/31/2005.......... $12,352.50          12/31/2005........... $11,698.22

The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares. Past performance is not a guarantee of future results.

                                               Average Annual Return            Cumulative Return
                                         ---------------------------------  -------------------------
                                                                   Since                      Since
                                         1 year  3 year  5 year  Inception  3 year  5 year  Inception
                                         ------  ------  ------  ---------  ------  ------  ---------
E*TRADE International Index Fund........  13.43%  23.18%   4.02%      3.12%  86.89%  21.80%     20.97%
MSCI EAFE Free Index....................  14.02%  24.18%   4.94%      3.49%  91.50%  27.27%     23.53%

Fees and Expenses

As a shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Fund does not assess sales loads or 12b-1 fees.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2005 through December 31, 2005.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly Account Maintenance Fee ("AMF") is charged to shareholders with account balances of less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to your estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account;
(2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly Account Maintenance Fee ("AMF") is charged to shareholders with account balances of less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to your estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                        Beginning  Ending                        Annualized
                         Account  Account     Expenses Paid    Expense Ratio
                          Value    Value       During the       Based on the
                        06/30/05  12/30/05  Six-Month Period* Six-Month Period
                        --------- --------- ----------------- ----------------
E*TRADE International
  Index Fund
   Actual.............. $1,000.00 $1,304.04             $0.52             0.09%
   Hypothetical (5%
     return before
     expenses)......... $1,000.00 $1,024.75             $0.46             0.09%

* Expenses for the Fund are calculated using the Fund's annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended 12/31/05. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

E*TRADE International Index Fund
Schedule of Investments
December 31, 2005

                                                                Shares  Value
                                                                ------ --------
 COMMON STOCKS--96.3%
 Australia--5.4%
 Alinta Ltd....................................................  1,304 $ 10,639
 Alumina, Ltd. ADR.............................................  1,519   33,160
 Amcor, Ltd. ADR...............................................  1,152   25,056
 AMP, Ltd......................................................  9,714   54,656
 Ansell, Ltd. ADR..............................................    198    6,420
 APN News & Media, Ltd.........................................  1,499    5,265
 Aristocrat Leisure Ltd........................................  1,583   14,228
 Australia & New Zealand Banking Group, Ltd. ADR...............  1,908  167,961
 Australian Gas Light Co., Ltd.................................  2,388   30,104
 Australian Stock Exchange, Ltd................................    492   11,702
 AXA Asia Pacific Holdings, Ltd................................  4,575   17,021
 Babcock & Brown, Ltd..........................................    819   10,239
 BHP Limited ADR...............................................  9,340  312,143
 Billabong International Ltd...................................    743    7,902
 BlueScope Steel, Ltd..........................................  3,723   18,909
 Boral, Ltd. ADR...............................................    745   17,706
 Brambles Industries, Ltd......................................  5,043   37,341
 Caltex Australia Ltd..........................................    747   10,595
 Centro Properties Group.......................................  4,237   19,609
 CFS Gandel Retail Trust.......................................  7,841   11,481
 Challenger Financial Services Group, Ltd......................  2,120    6,277
 Coca-Cola Amatil, Ltd.........................................  1,349   15,259
 Cochlear, Ltd.................................................    260    8,689
 Coles Myer, Ltd. ADR..........................................    762   45,370
 Commonwealth Bank of Australia................................  6,635  207,537
 Commonwealth Property Office Fund.............................  8,002    7,488
 Computershare, Ltd............................................  2,052   10,193
 CSL, Ltd......................................................  1,008   31,241
 CSR, Ltd......................................................  4,763   12,099
 DB RREEF Trust................................................ 13,538   13,766
 DCA Group Ltd.................................................  2,126    6,193
 Downer EDI Ltd................................................  1,423    7,487
 Foster's Group, Ltd........................................... 10,494   42,954
 Futuris Corp. Ltd.............................................  2,743    3,894
 GPT Group.....................................................  9,498   28,514
 Harvey Norman Holdings, Ltd...................................  2,734    5,844
 Iluka Resources, Ltd..........................................  1,216    6,972
 Ing Industrial Fund...........................................  3,842    6,268
 Insurance Australia Group, Ltd................................  8,340   33,035
 Investa Property Group........................................  7,954   11,558
 James Hardie Industries NV....................................    482   15,651
 John Fairfax Holdings, Ltd....................................  4,830   14,177
 Leighton Holdings, Ltd........................................    753    9,870
 Lend Lease Corp, Ltd..........................................  1,920   20,394
 Lion Nathan, Ltd..............................................  1,508    8,427
 Macquarie Airports............................................  3,293    7,625
 Macquarie Bank, Ltd...........................................  1,175   58,423
 Macquarie Communications......................................  1,697    7,060
 Macquarie Goodman Group.......................................  6,296   22,041
 Macquarie Infrastructure Group................................ 12,295   31,953
 Mayne Pharma. Ltd.(a).........................................  3,300    6,149
 Mirvac Group..................................................  4,492   13,543

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
Multplex Group................................................  3,310     7,608
National Australia Bank, Ltd. ADR.............................  1,635   194,156
Newcrest Mining, Ltd..........................................  1,684    30,018
OneSteel, Ltd.................................................  2,902     7,091
Orica Ltd.--Rights............................................    163       646
Orica, Ltd....................................................  1,604    23,896
Origin Energy, Ltd............................................  4,085    22,406
Pacific Brands. Ltd...........................................  2,611     5,085
PaperlinX, Ltd................................................  2,338     6,568
Patrick Corp., Ltd............................................  3,430    18,652
Perpetual Trustees Australia Ltd..............................    187     9,290
Publishing & Broadcasting, Ltd................................    745     8,988
Qantas Airways Ltd............................................  4,856    14,352
QBE Insurance Group, Ltd......................................  3,996    57,110
Rinker Group, Ltd. ADR........................................    982    58,900
Rio Tinto, Ltd................................................    365    73,898
Santos, Ltd. ADR..............................................    782    28,058
SFE Corp., Ltd................................................    742     7,514
Sonic Healthcare, Ltd.........................................  1,384    14,994
Stockland.....................................................  6,903    32,816
Suncorp-Metway, Ltd...........................................  2,816    41,303
Symbion Health, Ltd. ADR......................................    611    13,633
Tabcorp Holdings, Ltd. ADR....................................    271    30,952
Telstra Corp., Ltd. ADR.......................................  2,207    31,626
Toll Holdings, Ltd............................................  1,287    14,012
Transurban Group..............................................  4,163    20,067
UNiTAB Ltd....................................................    675     6,707
Vivendi Universal SA ADR......................................  5,641   177,296
Wesfarmers, Ltd...............................................  2,004    54,111
Westfield Group NPV...........................................  7,669   101,806
Westpac Banking ADR...........................................  1,946   162,647
Woodside Petroleum, Ltd.......................................  2,436    70,030
Woolworths, Ltd...............................................  5,987    73,787
                                                                      ---------
                                                                      2,968,111
                                                                      ---------
Austria--0.4%
Andritz AG....................................................     44     4,819
Bank Austria Creditanstalt AG.................................    176    19,409
Boehler-Uddeholm AG...........................................    147     8,251
Erste Bank Der Oesterreichisch................................  1,473    40,874
Flughafenwien AG..............................................     50     3,566
Immofinanz Immobilien Anlagen AG(a)...........................  1,709    16,354
Mayr-Melnhof Karton AG........................................     20     2,784
Meinl European Land--Rights(a)................................    368         0
Meinl European Land, Ltd.(a)..................................    468     8,236
OMV AG........................................................    891    51,559
RHI AG(a).....................................................     99     2,661
Telekom Austria AG ADR........................................    889    39,649
Verbund.......................................................     37    13,136
Voestalpine AG................................................     95     9,519
Wienerberger AG...............................................    302    12,001
                                                                      ---------
                                                                        232,818
                                                                      ---------
Belgium--1.2%
AGFA-Gevaert NV...............................................    463     8,444
Barco NV......................................................     54     4,045
Bekaert SA....................................................     69     6,425
Belgacom SA...................................................    880    28,621
Cofinimmo.....................................................     28     4,411
Colruyt SA....................................................     76    10,464

  The accompanying notes are an integral part of these financial statements.

                                                                 Shares  Value
                                                                 ------ -------
Compagnie Maritime Belge SA.....................................     84   2,760
D'ieteren SA....................................................     13   3,563
Delhaize Group ADR..............................................    338  22,129
Dexia...........................................................  2,820  64,773
Electrabel SA...................................................    131  59,035
Euronav NV......................................................     88   2,543
Fortis NL.......................................................  6,112 194,294
Groupe Bruxelles Lambert SA.....................................    331  32,350
Interbrew SA....................................................    972  42,113
KBC Bancassurance Holding.......................................    978  90,713
Mobistar SA.....................................................    136  10,739
Omega Pharma SA.................................................     95   4,932
Solvay SA.......................................................    304  33,383
UCB SA..........................................................    420  19,671
Umicore.........................................................    116  13,652
                                                                        -------
                                                                        659,060
                                                                        -------
Bermuda--0.0%
Frontline Ltd...................................................    251   9,522
                                                                        -------
Denmark--0.8%
AP Moller--Maersk A/S...........................................      6  61,848
Bang & Olufsen, A/S Class B.....................................     54   5,531
Carlsberg A/S Class B...........................................    153   8,187
Coloplast A/S...................................................    128   7,923
Dampskibseelskabet TORM-ADR.....................................     70   3,387
Danisco A/S.....................................................    238  18,179
Danske Bank A/S.................................................  2,294  80,522
DSV, de Sammensluttede Vagnmaend................................    103  12,664
East Asiatic Company Ltd........................................     92   8,626
FLSmidth & Co., A/S Class B.....................................    132   3,895
GN Store Nord...................................................  1,153  15,058
H Lundbeck A/S..................................................    280   5,784
Kobenhavns Lufthavne............................................     20   5,934
NKT Holding A/S.................................................     94   4,296
Novo-Nordisk A/S, Class B.......................................  1,254  70,650
Novozymes A/S, Class A..........................................    252  13,752
TDC A/S ADR.....................................................  2,101  62,778
Topdanmark A/S(a)...............................................     92   7,970
Vestas Wind Systems A/S(a)......................................    896  14,604
William Demant Holding(a).......................................    129   7,100
                                                                        -------
                                                                        418,688
                                                                        -------
Finland--1.4%
Amer Group L/C..................................................    685   6,355
Cargotec Corp., Class B(a)......................................    182   6,278
Elisa Oyj, Class A..............................................    780  14,385
Fortum Oyj......................................................  2,291  42,800
KCI Konecranes Oyj..............................................     65   3,180
Kesko, Class B..................................................    306   8,650
Kone Oyj........................................................    564  22,301
Metso Oyj ADR...................................................    509  13,911
Neste Oil Oyj...................................................    714  20,113
Nokia Oyj....................................................... 23,148 423,608
Nokian Renkaat Oyj..............................................    490   6,156
Orion Oyj Class B...............................................    354   6,539
Outokumpu Oyj, Class A..........................................    478   7,081
Rautaruukki Oyj.................................................    399   9,659
Sampo Oyj, Class A..............................................  2,102  36,466
Stora Enso Oyj..................................................  3,188  43,102

  The accompanying notes are an integral part of these financial statements.

                                                                 Shares  Value
                                                                 ------ -------
Tietoenator Oyj.................................................    377  13,728
UPM Kymmene Oyj.................................................  2,708  53,076
Uponor Oyj......................................................    285   6,048
Wartsila Corp., Class B.........................................    282   8,316
YIT-YHTYMA Oyj..................................................    296  12,649
                                                                        -------
                                                                        764,401
                                                                        -------
France--8.0%
Accor SA........................................................  1,041  57,037
Accor SA ADR....................................................      1      27
Air France-KLM..................................................    681  14,723
Alcatel SA, Class A(a)..........................................  6,445  79,918
Alstom(a).......................................................    559  31,986
Atos Origin SA(a)...............................................    322  21,139
Autoroutes du Sud de la France..................................    277  16,331
Axa.............................................................  7,465 241,344
BNP Paribas.....................................................  8,236 332,003
Bouygues SA.....................................................  1,056  51,419
Business Objects SA ADR(a)......................................    323  13,052
Cap Gemini SA(a)................................................    698  27,989
Carrefour SA....................................................  2,903 135,369
Casino Guichard-Perrachon SA....................................    179  11,862
CNP Assurances..................................................    166  13,037
Compagnie de Saint-Gobain.......................................  1,671  98,954
Credit Agricole SA..............................................  3,125  97,887
Dassault Systemes SA............................................    272  15,371
Essilor International SA........................................    470  37,780
European Aeronautic Defence & Space Co..........................  1,264  47,493
France Telecom SA ADR...........................................  8,801 218,617
Gecina SA.......................................................     45   5,149
Groupe Danone ADR...............................................  6,197 130,385
Hermes International............................................     44  10,941
Imerys SA.......................................................    152  10,946
Klepierre.......................................................    111  10,382
L'Air Liquide SA................................................    522 100,005
L'Oreal SA......................................................  1,521 112,568
Lafarge SA......................................................  3,678  82,829
Lagardere S.C.A.................................................    676  51,830
LVMH Moet Hennessy Louis Vuitton SA.............................  1,008  89,157
LVMH Moet Hennessy Louis Vuitton SA ADR.........................  2,330  41,253
Michelin (CGDE) Class B.........................................    787  44,029
Neopost SA......................................................    153  15,277
Pagesjaunes Groupe SA...........................................    701  18,178
Pernod-Ricard SA ADR............................................  1,350  58,680
Pinault Printemps Redoute SA....................................    317  35,578
Psa Peugeot Citroen ADR.........................................    857  49,230
Publicis Groupe ADR.............................................    756  26,271
Renault SA......................................................    988  80,150
Safran SA.......................................................    899  21,417
SANEF...........................................................    110   7,425
Sanofi-Aventis ADR.............................................. 10,946 480,529
Schneider Electric SA...........................................  1,184 105,194
SCOR ADR........................................................  4,346   9,300
Societe BIC SA..................................................    149   8,822
Societe Des Autoroutes Paris....................................    163  11,601
Societe Television Francaise 1..................................    566  15,657
Sodexho Alliance SA ADR.........................................    457  18,760
Suez SA.........................................................  5,149 160,856
Technip-Coflexip SA.............................................    473  28,749
Thales SA.......................................................    371  16,737
Thomson/ex-TMM..................................................  1,344  28,143

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
TotalFinaElf SA ADR...........................................  5,877   742,853
Unibail.......................................................    218    28,890
Valeo SA ADR..................................................    668    12,375
Veolia Environnement ADR......................................  1,761    79,773
Vinci SA......................................................    839    71,999
Zodiac SA.....................................................    183    11,702
                                                                      ---------
                                                                      4,396,958
                                                                      ---------
Germany--6.5%
Adidas-Salomon AG.............................................    306    57,781
Adidas-Salomon AG ADR.........................................      6       567
Allianz AG ADR................................................ 20,023   303,148
Altana AG.....................................................    336    18,302
BASF AG.......................................................  2,773   212,079
Bayer AG......................................................  3,450   144,072
Bayerische Hypo-und Vereinsbank AG............................  2,698    81,470
Beiersdorf AG.................................................     81     9,931
Celesio AG....................................................    183    15,638
Commerzbank AG................................................  3,092    95,629
Continental AG ADR............................................    727    64,229
DaimlerChrysler AG............................................  3,753   190,317
Daimlerchrysler AG............................................  1,615    82,413
Deutsche Bank AG..............................................  2,565   247,312
Deutsche Boerse AG............................................    482    49,038
Deutsche Lufthansa AG.........................................  1,197    17,649
Deutsche Post AG..............................................  3,233    78,083
Deutsche Telekom AG ADR....................................... 14,276   237,410
Douglas Holdings AG...........................................    159     6,105
E.ON AG ADR...................................................  9,855   340,195
Epcos AG ADR(a)...............................................    235     3,081
Fresenius Medical Care AG ADR.................................    502    17,585
Heidelberger Druckmaschinen...................................    247     9,449
Henkel KGaA...................................................    285    28,575
Hochtief AG...................................................    285    12,731
Hypo Real Estate Holdings ADR.................................    725    37,576
Infineon Technologies AG(a)...................................  3,345    30,440
Ivg Immobilien AG.............................................    334     6,992
KarstadtQuelle AG.............................................    303     4,553
Linde AG......................................................    400    31,045
MAN AG........................................................    776    41,230
Merck KGaA....................................................    233    19,252
Metro AG......................................................    799    38,347
MLP AG........................................................    291     6,019
Muenchener Rueckversicherungs-Gesellschaft AG.................    880   118,848
Premiere AG...................................................    316     5,517
Puma AG Rudolf Dassler Sport..................................     79    22,989
Rwe AG ADR....................................................  2,207   162,392
SAP AG ADR....................................................  4,632   208,764
Schering AG...................................................    891    59,616
Siemens AG ADR................................................  4,143   354,598
Suedzucker AG.................................................    318     7,417
ThyssenKrupp AG...............................................  1,926    39,988
TUI AG........................................................  1,179    23,927
Volkswagen AG ADR.............................................  4,370    46,072
Volkswagen AG ADR PFD Share...................................      3        23
Wincor Nixdorf AG.............................................     75     7,871
                                                                      ---------
                                                                      3,596,265
                                                                      ---------

  The accompanying notes are an integral part of these financial statements.

                                                                 Shares  Value
                                                                 ------ -------
Greece--0.6%
Alpha Credit Bank...............................................  1,426  41,500
Commercial Bank of Greece.......................................    405  13,680
Cosmote Mobile Telecommunications SA............................    737  16,324
EFG Eurobank....................................................  1,003  31,568
Emporiki Bank of Greece--Rights(a)..............................    305     860
Folli--Follie SA................................................     79   2,095
Germanos SA.....................................................    272   4,586
Greek Organization of Football..................................  1,170  40,191
Hellenic Bottling Company SA....................................    514  15,058
Hellenic Duty Free Shops SA.....................................     88   1,545
Hellenic Exchanges SA...........................................    221   2,331
Hellenic Petroleum SA...........................................    512   7,159
Hellenic Technodomiki Tev SA....................................    461   2,960
Hellenic Tellecommunication Organizaiton SA.....................  1,577  33,377
Hyatt Regency SA................................................    201   2,526
Intracom SA.....................................................    409   2,696
National Bank Of Greece SA......................................  1,182  50,120
National Bank of Greece SA ADR..................................  1,445  12,369
Piraeus Bank SA.................................................    916  19,504
Public Power Corp...............................................    500  10,878
Technical Olympic SA............................................    381   2,110
Titan Cement Co. SA.............................................    275  11,190
Viohalco........................................................    526   4,213
                                                                        -------
                                                                        328,840
                                                                        -------
Hong Kong--1.5%
ASM Pacific Technology, Ltd.....................................    931   5,257
Bank of East Asia, Ltd..........................................  7,442  22,508
BOC Hong Kong Holdings, Ltd..................................... 19,334  37,127
Cathay Pacific Airways, Ltd.....................................  1,052   9,192
Cheung Kong Holdings, Ltd.......................................  7,815  79,996
Cheung Kong Infrastructure Holdings Ltd.........................  2,361   7,420
Clp Holdings, Ltd...............................................  9,456  54,881
Esprit Holdings, Ltd............................................  4,997  35,445
Giordano International, Ltd.....................................  7,724   4,332
Hang Lung Properties, Ltd.......................................  1,925  15,021
Hang Seng Bank, Ltd.............................................  3,965  51,751
Henderson Land Development......................................  3,778  17,785
Hong Kong & China Gas........................................... 18,881  40,301
Hong Kong Electric Holdings.....................................  7,248  35,896
Hong Kong Exchanges & Clearing, Ltd.............................  5,580  23,137
Hopewell Holdings...............................................  3,312   8,319
Hutchison Telecommunications lnternational Ltd.(a)..............  7,422  10,713
Hutchison Whampoa, Ltd.......................................... 11,116 105,594
Hysan Development Co. Ltd.......................................  3,319   8,218
Johnson Electric Holdings, Ltd. ADR.............................    764   7,242
Kerry Properties, Ltd...........................................  2,523   6,688
Kingboard Chemical Holdings Ltd.................................  2,825   7,628
Li & Fung, Ltd..................................................  9,209  17,720
MTR Corp........................................................  7,162  14,062
New World Development, Ltd. ADR.................................  5,900  16,208
Orient Overseas International, Ltd..............................  1,150   3,891
PCCW, Ltd.......................................................  1,931  11,528
SCMP Group, Ltd.................................................  4,888   1,816
Shangri-La Asia, Ltd............................................    290   9,688
Sino Land Co....................................................  7,783   9,405
SmarTone Telecommunications Holdings, Ltd.......................  1,496   1,746
Solomon Systech International, Ltd..............................  9,803   4,060
Sun Hung Kai Properties, Ltd....................................  6,928  67,461
Swire Pacific, Ltd..............................................  4,859  43,617
Techtronic Industries Co., Ltd..................................  5,740  13,655
Television Broadcasts, Ltd. ADR.................................    732   7,779

  The accompanying notes are an integral part of these financial statements.

                                                                 Shares  Value
                                                                 ------ -------
Texwinca Holdings, Ltd..........................................  3,160   2,282
Wharf Holdings, Ltd.............................................  6,365  22,442
Wing Hang Bank, Ltd.............................................    945   6,793
Yue Yuen Industrial Holdings....................................  2,529   7,032
                                                                        -------
                                                                        855,636
                                                                        -------
Ireland--0.8%
Allied Irish Bank...............................................  2,288  98,292
Bank of Ireland ADR.............................................  1,258  79,644
C&C Group PLC...................................................  1,420   9,024
CRH PLC ADR.....................................................  2,759  81,694
DCC PLC.........................................................    385   8,220
Depfa Bank PLC..................................................  1,792  26,359
Elan Corp. PLC(a)...............................................  2,203  30,688
Fyffes PLC......................................................  1,603   4,349
Grafton Group PLC...............................................  1,149  12,454
Greencore Group PLC.............................................    846   3,358
Iaws Group PLC..................................................    508   7,303
Independent News & Media PLC....................................  2,877   8,620
Irish Life & Permanent PLC......................................  1,392  28,298
Kerry Group PLC, Class A........................................    727  16,015
Kingspan Group PLC..............................................    664   8,341
Paddy Powerl PLC................................................    216   3,088
Ryanair Holdings PLC ADR........................................    201  11,254
                                                                        -------
                                                                        437,001
                                                                        -------
Italy--3.7%
Alleanza Assicurazioni SpA......................................  2,228  27,458
Arnoldo Mondadori Editore SPA...................................    659   6,111
Assicurazioni Generali SpA......................................  4,986 173,616
Autogrill SpA...................................................    549   7,501
Autostrade SpA..................................................  1,470  35,131
Banca Antonveneta SpA...........................................    514  15,938
Banca Fideuram SpA..............................................  1,509   8,172
Banca Intesa SpA................................................ 17,193  90,831
Banca Intesa SpA--RNC...........................................  4,869  24,005
Banca Monte dei Paschi di Sien SpA..............................  5,780  26,894
Banca Nazionale del Lavoro SpA(a)...............................  5,561  18,258
Banca Popolare di Milano SCRL...................................  2,090  22,809
Banche Popolari Unite SCRL......................................  1,747  38,182
Banco Popolare di Verona e Novara SCRL..........................  1,976  39,833
Benetton Group SPA..............................................    153   3,510
Bulgari SpA.....................................................    813   9,041
Capitalia SpA...................................................  7,505  43,289
Edison SpA(a)...................................................  3,982   7,997
Enel SpA ADR....................................................  4,485 176,350
Eni Spa ADR.....................................................  2,715 378,634
Fiat SpA ADR(a).................................................  2,302  20,004
Fineco SPA......................................................    856   8,207
Finmeccanica Spa................................................  1,515  29,236
Gruppo Editoriale L'Espresso SpA................................    930   4,889
Italcementi SpA.................................................    340   6,328
Lottomatica SPA(a)..............................................    149   5,359
Luxottica Group SPA ADR.........................................    756  19,134
Mediaset SpA....................................................  4,363  46,120
Mediobanca SpA..................................................  2,469  46,965
Mediolanum SpA..................................................  1,317   8,653
Pirelli & Co. SpA............................................... 14,855  13,600
San Paolo IMI SpA...............................................  5,802  90,482
Seat Pagine Gialle SpA(a)....................................... 21,146   9,829

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
Snam Rete Gas SpA.............................................  5,085    20,851
Telecom Italia Media SPA(a)...................................  5,699     3,004
Telecom Italia SpA ADR (Ordinary).............................  5,576   162,876
Telecom Italia SpA ADR (Savings)..............................  3,148    77,346
Terna SpA.....................................................  6,251    15,374
Tiscali SpA(a)................................................  1,231     3,888
UniCredito Italiano SpA....................................... 41,989   288,402
                                                                      ---------
                                                                      2,034,107
                                                                      ---------
Japan--24.2%
77 Bank, Ltd.(The)............................................  1,478    11,259
Acom Co., Ltd.................................................  1,376    22,093
Aderans Co., Ltd..............................................    170     5,084
Advantest Corp................................................  1,435    36,420
Aeon Co., Ltd.................................................  3,429    87,464
Aeon Credit Service Co., Ltd..................................    138    13,048
Aiful Corp....................................................    306    25,559
Aisin Seiki Co., Ltd..........................................  1,018    37,336
Ajinomoto Co., Inc............................................  3,003    30,611
Alfresa Holdings Corp.........................................    121     5,628
All Nippon Airways Co., Ltd...................................  2,000     8,134
Alps Electric Co., Ltd........................................    924    12,900
Amada Co., Ltd................................................  1,756    15,455
Amano Corp....................................................    273     5,189
Anritsu Corp..................................................    460     2,615
Aoyama Trading Co., Ltd.......................................    275     9,284
Ariake Japan Co., Ltd.........................................     94     2,316
Asahi Breweries, Ltd..........................................  1,946    23,708
Asahi Glass Co., Ltd..........................................  5,231    67,338
Asahi Kasei Corp..............................................  6,377    43,117
Asatsu-DK, Inc................................................    161     5,091
Astellas Pharma Inc...........................................  2,803   109,457
Autobacs Seven Co., Ltd.......................................    126     6,593
Bank of Fukoaka, Ltd..........................................  2,811    24,075
Bank of Kyoto Ltd. (The)......................................  1,293    15,584
Bank of Yokohama, Ltd.(The)...................................  6,252    51,133
Benesse Corp..................................................    306    10,661
Bridgestone Corp..............................................  3,494    72,774
Canon Sales Co., Inc..........................................    361     7,719
Canon, Inc. ADR...............................................  3,917   230,437
Casio Computer Co., Ltd.......................................  1,137    19,051
Central Glass Co., Ltd........................................    924     5,104
Central Japan Railway Co......................................      8    76,480
Chiba Bank, Ltd.(The).........................................  3,542    29,702
Chiyoda Corp..................................................    788    18,041
Chubu Electric Power Co., Inc.................................  3,125    74,356
Chugai Pharmaceutical Co., Ltd................................  1,430    30,743
Circle K Sunkus Co., Ltd......................................    207     5,252
Citizen Watch Co., Ltd........................................  1,923    15,950
Coca-Cola West Japan Co., Ltd.................................    199     4,639
COMSYS Holdings Corp..........................................    560     8,000
Credit Saison Co., Ltd........................................    863    42,978
CSK Corp......................................................    329    16,418
Dai Nippon Printing Co., Ltd..................................  3,357    59,676
Daicel Chemical Industries Ltd................................  1,499    10,745
Daido Steel Co., Ltd..........................................  1,766    16,825
Daiichi Sankyo Co., Ltd.......................................  3,434    66,190
Daikin Industries Ltd.........................................  1,238    36,093
Daimaru Inc...................................................  1,138    16,356
Dainippon Ink & Chemicals, Inc................................  3,340    14,505
Dainippon Screen Manufacturing Co., Ltd.......................  1,091     9,112

  The accompanying notes are an integral part of these financial statements.

                                                                 Shares  Value
                                                                 ------ -------
Daito Trust Construction Co., Ltd...............................    372  19,186
Daiwa House Industry Co., Ltd...................................  2,575  40,221
Daiwa Securities Group, Inc.....................................  6,563  74,313
Denki Kagaku Kogyo Kabushiki Kaisha.............................  2,442  10,777
Denso Corp......................................................  2,742  94,854
Dentsu Inc......................................................      9  29,356
Dowa Mining Co., Ltd............................................  1,410  15,273
E*Trade Securities Co., Ltd.....................................      2  15,424
eAccess Ltd.....................................................      6   4,231
East Japan Railway Co...........................................     16 109,745
Ebara Corp......................................................  1,463   7,890
Eisai Co., Ltd. ADR.............................................  1,308  54,856
Electric Power Development Co., Ltd.............................    765  26,246
Elpida Memory, Inc.(a)..........................................    176   5,258
FamilyMart Co., Ltd.............................................    304  10,265
Fanuc, Ltd......................................................    961  81,562
Fast Retailing Co., Ltd.........................................    254  24,837
Fuji Electric Holdings Co., Ltd.................................  2,704  14,300
Fuji Photo Film Co., Ltd........................................  2,543  84,221
Fuji Soft ABC, Inc..............................................    144   4,820
Fuji Television Network, Inc....................................      3   7,520
Fujikura Ltd....................................................  1,673  13,539
Fujitsu, Ltd....................................................  9,132  69,356
Furukawa Electric Co. (The).....................................  3,128  24,501
Glory Ltd.......................................................    285   4,829
Goodwill Group, Inc. (The)......................................      2   4,053
Gunma Bank, Ltd.(The)...........................................  1,894  13,969
Gunze Ltd.......................................................  1,028   6,819
Hakuhodo DY Holdings, Inc.......................................    112   7,894
Hankyu Department Stores, Inc...................................    730   6,352
Hikari Tsushin, Inc.............................................    111  10,400
Hino Motors, Ltd................................................  1,339   8,464
Hirose Electric Co., Ltd........................................    144  19,139
Hitachi Cable Ltd...............................................    907   4,252
Hitachi Capital Corp............................................    239   4,758
Hitachi Chemical Co., Ltd.......................................    497  13,122
Hitachi Construction Machinery Co., Ltd.........................    469  10,953
Hitachi Software Engineering Co., Ltd...........................    155   3,242
Hitachi, Ltd. ADR...............................................  1,673 112,760
Hokkaido Electric Power Co., Inc................................    925  18,791
Hokugin Financial Group, Inc....................................  5,741  26,742
Honda Motor Co., Ltd. ADR.......................................  8,163 236,482
House Foods Corp................................................    345   5,231
Hoya Corp ADR...................................................  2,940 105,614
Ibiden Co., Ltd.................................................    539  28,842
INDEX Corp......................................................      4   7,225
INPEX Corp......................................................      2  17,799
Isetan Co., Ltd.................................................    953  20,285
Ishihara Sangyo Kaisha Ltd......................................  1,481   2,648
Ishikawajima-Harima Heavy Industries Co., Ltd.(a)...............  5,789  18,349
Ito En, Ltd.....................................................    142   8,514
Itochu Corp.....................................................  7,816  65,196
Itochu Techno-Science Corp......................................    133   6,358
Jafco Co., Ltd..................................................    150  13,400
Japan Airlines System Corp......................................  4,000  10,873
Japan Prime Realty Investment Corp..............................      2   5,605
Japan Real Estate Investment Corp...............................      1   8,227
Japan Retail Fund Investment Corp...............................      1   7,750
Japan Tobacco, Inc..............................................      4  58,439
JFE Holdings, Inc...............................................  2,874  96,098
JGC Corp........................................................  1,093  20,801
Joyo Bank, Ltd.(The)............................................  3,617  21,524

  The accompanying notes are an integral part of these financial statements.

                                                                 Shares  Value
                                                                 ------ -------
JS Group Corp...................................................  1,417  28,287
JSR Corp........................................................    958  25,163
JTEKT Corp......................................................    779  14,506
Kajima Corp.....................................................  4,707  26,971
Kaken Pharmaceutical Co., Ltd...................................    364   2,828
Kamigumi Co., Ltd...............................................  1,283  11,352
Kaneka Corp.....................................................  1,471  17,750
Kansai Electric Power Co., Inc. (The)...........................  3,991  85,553
Kansai Paint Co., Ltd...........................................  1,211  10,379
Kao Corp. ADR...................................................    270  72,287
Katokichi Co., Ltd..............................................    690   4,703
Kawasaki Heavy Industries, Ltd. ADR.............................  1,595  23,243
Kawasaki Kisen Kaisha, Ltd......................................  2,477  15,537
KDDI Corp.......................................................     12  69,414
Keihin Electric Express Railway Co., Ltd........................  2,326  18,307
Keio Electric Railway Co., Ltd..................................  2,818  16,818
Keisei Electric Railway Co., Ltd................................  1,337   9,137
Keyence Corp....................................................    153  43,476
Kikkoman Corp...................................................    809   7,876
Kinden Corp.....................................................    738   6,656
Kintetsu Corp...................................................  8,047  32,095
Kirin Brewery Co., Ltd..........................................  4,074  47,299
Kobe Steel, Ltd................................................. 13,936  44,802
Kokuyo Co., Ltd.................................................    370   5,473
Komatsu, Ltd. ADR...............................................  1,177  77,821
Komori Corp.....................................................    268   4,917
Konami Corp.....................................................    435   9,579
Konica Minolta Holdings, Inc....................................  2,366  24,031
Kose Corp.......................................................    145   5,809
Kubota Corp. ADR................................................  1,088  46,241
Kuraray Co., Ltd................................................  1,943  20,118
Kurita Water Industries, Ltd....................................    541  10,295
Kyocera Corp. ADR...............................................    879  64,316
Kyowa Hakko Kogyo Co., Ltd......................................  1,661  11,568
Kyushu Electric Power Co., Inc..................................  2,018  43,751
Lawson, Inc.....................................................    276  11,362
LEOPALACE21 Corp................................................    673  24,334
Mabuchi Motor Co., Ltd..........................................    135   7,476
Makita Corp.....................................................    532  13,046
Marubeni Corp...................................................  7,044  37,693
Marui Co., Ltd..................................................  1,602  31,457
Matsui Securities Co., Ltd......................................    512   7,097
Matsumotokiyoshi Co., Ltd.......................................    193   6,118
Matsushita Electric Industrial Co., Ltd. ADR.................... 10,893 211,107
Matsushita Electric Works, Ltd..................................  1,681  15,694
Mediceo Holdings Co., Ltd.......................................    830  12,004
Meiji Dairies Corp..............................................  1,166   5,895
Meiji Seika Kaisha, Ltd.........................................  1,578   8,379
Meitec Corp.....................................................    166   5,356
Millea Holdings, Inc............................................  1,397 120,212
Minebea Co., Ltd. ADR...........................................    863   9,198
Mitsubishi Chemical Holdings Corp...............................  6,164  38,802
Mitsubishi Corp. ADR............................................  3,067 135,641
Mitsubishi Electric Corp........................................ 10,061  71,248
Mitsubishi Estate Co., Ltd......................................  5,792 119,839
Mitsubishi Gas Chemical Co., Inc................................  2,054  19,497
Mitsubishi Heavy Industries, Ltd................................ 15,851  69,977
Mitsubishi Logistics Corp.......................................    525   8,807
Mitsubishi Materials Corp.......................................  5,020  25,700
Mitsubishi Rayon Co., Ltd.......................................  2,840  18,795
Mitsubishi Securities Co., Ltd..................................  1,492  18,632
Mitsubishi UFJ Financial Group Inc. ADR......................... 33,573 459,614

  The accompanying notes are an integral part of these financial statements.

                                                                 Shares  Value
                                                                 ------ -------
Mitsui & Co., Ltd. ADR..........................................    372  95,604
Mitsui Chemicals, Inc...........................................  3,326  22,316
Mitsui Engineering & Shipbuilding Co., Ltd......................  3,685  11,987
Mitsui Fudosan Co., Ltd.........................................  4,058  82,092
Mitsui Mining & Smelting Co., Ltd...............................  2,946  18,495
Mitsui O.S.K. Lines, Ltd........................................  5,699  49,803
Mitsui Sumitomo Insurance Co....................................  6,301  77,201
Mitsui Trust Holdings, Inc......................................  2,767  33,301
Mitsukoshi, Ltd.................................................  2,175  14,169
Mitsumi Electric Co., Ltd.......................................    314   3,557
Mizuho Financial Group, Inc.....................................     40 317,231
Murata Manufacturing Co., Ltd...................................  1,072  68,780
Namco Bandai Holdings, Inc......................................  1,090  15,921
NEC Corp. ADR...................................................  9,887  61,201
NEC Electronics Corp............................................    178   5,810
Net One Systems Co., Ltd........................................      3   7,239
NGK Insulators, Ltd.............................................  1,382  20,507
NGK Spark Plug Co., Ltd.........................................    980  21,236
NHK Spring Co., Ltd.............................................    860   8,950
Nichii Gakkan Co................................................    105   2,664
Nichirei Corp...................................................  1,292   5,396
Nidec Corp......................................................    552  46,924
Nikko Cordial Corp..............................................  4,034  64,131
Nikon Corp......................................................  1,430  22,552
Nintendo Co., Ltd...............................................    475  57,470
Nippon Building Fund, Inc.......................................      2  16,813
Nippon Electric Glass Co., Ltd..................................  1,019  22,334
Nippon Express Co., Ltd.........................................  4,118  25,063
Nippon Kayaku Co., Ltd..........................................    843   7,212
Nippon Light Metal Co., Ltd.....................................  2,413   6,653
Nippon Meat Packers, Inc........................................    921   9,662
Nippon Mining Holdings, Inc.....................................  3,960  28,124
Nippon Oil Corp.................................................  6,466  50,069
Nippon Sheet Glass Co., Ltd.....................................  2,115   9,232
Nippon Shokubai Co., Ltd........................................    707   8,022
Nippon Steel Corp............................................... 31,959 113,269
Nippon Telegraph & Telephone ADR................................  4,955 113,023
Nippon Unipac Holding...........................................      5  19,963
Nippon Yusen Kabushiki Kaisha...................................  5,411  37,026
NISHI-NIPPON City Bank Ltd......................................  2,525  14,999
Nishimatsu Construction Co., Ltd................................  1,299   5,326
Nissan Chemical Industries, Ltd.................................    864  12,260
Nissan Motor Co.,Ltd. ADR.......................................  5,916 120,923
Nisshin Seifun Group, Inc.......................................  1,022  10,789
Nisshin Steel Co., Ltd..........................................  4,451  14,290
Nisshinbo Industries, Inc.......................................    848   9,185
Nissin Food Products Co., Ltd...................................    428  12,338
Nitori Co., Ltd.................................................     88   8,185
Nitto Denko Corp................................................    891  69,364
NOK Corp........................................................    498  13,485
Nomura Holdings, Inc. ADR.......................................  9,279 178,342
Nomura Real Estate Office Fund, Inc.............................      1   7,101
Nomura Research.................................................    108  13,194
NSK, Ltd........................................................  2,313  15,806
NTN Corp........................................................  2,086  16,449
NTT Data Corp...................................................      6  29,764
NTT Docomo, Inc. ADR............................................  8,218 125,900
NTT Urban Development Corp......................................      1   6,618
Obayashi Corp...................................................  3,239  23,773
Obic Co., Ltd...................................................     33   7,261
Odakyu Electric Railway Co., Ltd................................  3,296  19,600
Oji Paper Co., Ltd..............................................  4,126  24,334

  The accompanying notes are an integral part of these financial statements.

                                                                 Shares  Value
                                                                 ------ -------
Oki Electric Industry Co., Ltd..................................  2,694   9,852
Okumura Corp....................................................    975   5,482
Olympus Corp....................................................  1,177  30,883
Omron Corp......................................................  1,115  25,695
Onward Kashiyama Co., Ltd.......................................    763  15,017
Oracle Corp., Japan.............................................    154   7,631
Oriental Land Co., Ltd..........................................    240  13,068
Orix Corp. ADR..................................................    802 102,095
Osaka Gas Co., Ltd.............................................. 10,543  36,324
Pioneer Corp....................................................    833  11,495
Promise Co., Ltd................................................    420  27,983
QP Corp.........................................................    484   4,304
Rakuten, Inc....................................................     20  19,234
Resona Holdings, Inc.(a)........................................     22  88,517
Ricoh Co., Ltd..................................................    703  61,864
Rinnai Corp.....................................................    169   3,996
Rohm Co., Ltd...................................................    512  55,927
Ryohin Keikaku Co., Ltd.........................................    114   9,965
Sanden Corp.....................................................    538   2,492
Sanken Electric Co., Ltd........................................    511   8,293
Sankyo Co., Ltd./Gunma..........................................    234  13,534
Santen Pharmaceutical Co., Ltd..................................    353   9,784
Sanwa Shutter Corp..............................................    921   5,663
Sanyo Electric Co., Ltd.........................................  8,327  22,692
Sapporo Holdings, Ltd...........................................  1,466   8,193
SBI Holdings, Inc...............................................     25  16,857
Secom Co., Ltd..................................................  1,106  57,879
Sega Sammy Holdings Inc. ADR....................................  4,586  38,369
Seiko Epson Corp................................................    518  13,012
Seino Transportation Co., Ltd...................................    846   9,204
Sekisui Chemical Co., Ltd.......................................  2,398  16,206
Sekisui House, Ltd..............................................    813  10,203
Sekisui House, Ltd. ADR.........................................  1,767  22,217
Seven & I Holdings Co., Ltd.....................................  4,171 178,458
SFCG Co., Ltd...................................................     27   6,528
Sharp Corp......................................................  4,924  74,860
Shimachu Co., Ltd...............................................    222   6,750
Shimamura Co., Ltd..............................................     96  13,255
Shimano, Inc....................................................    362   9,518
Shimizu Corp....................................................  3,134  22,975
Shin-Etsu Chemical Co., Ltd.....................................  2,059 109,514
Shinko Securities Co., Ltd......................................  2,532  12,764
Shinsei Bank Ltd................................................  4,957  28,715
Shionogi & Co., Ltd.............................................  1,614  22,673
Shiseido Co., Ltd...............................................  1,929  35,860
Shizuoka Bank, Ltd.(The)........................................  2,961  29,686
Showa Denko Kabushiki Kaisha....................................  5,329  20,724
Showa Shell Sekiyu Kabushiki Kaisha.............................    913  10,886
Skylark Co., Ltd................................................    396   6,305
SMC Corp........................................................    258  36,840
Softbank Corp...................................................  3,837 161,922
Sojitz Corp.(a).................................................  1,679   9,942
Sompo Japan Insurance, Inc......................................  4,424  59,875
Sony Corp. ADR..................................................  5,179 211,304
Stanley Electric Co., Ltd.......................................    822  13,350
Sumitomo Bakelite Co., Ltd......................................    954   7,852
Sumitomo Chemical Co., Ltd......................................  7,740  53,080
Sumitomo Corp. ADR..............................................  5,594  72,277
Sumitomo Electric Industries, Ltd...............................  3,753  56,960
Sumitomo Heavy Industries, Ltd..................................  2,799  23,409
Sumitomo Metal Industries, Ltd. ADR.............................  2,128  81,853
Sumitomo Metal Mining Co........................................  2,804  34,619

  The accompanying notes are an integral part of these financial statements.

                                                                 Shares  Value
                                                                 ------ -------
Sumitomo Mitsui Financial Group, Inc............................     22 232,229
Sumitomo Osaka Cement Co., Ltd..................................  2,044   5,975
Sumitomo Realty & Development...................................  2,025  43,946
Sumitomo Rubber Industries, Ltd.................................    856  12,199
Sumitomo Trust & Banking Co., Ltd. ADR..........................  6,510  66,463
Suruga Bank Ltd.................................................  1,052  13,199
Suzuken Co., Ltd................................................    292   9,298
T&D Holdings, Inc...............................................  1,199  79,544
Taiheiyo Cement Corp............................................  4,077  16,540
Taiheiyo Cement Corp. ADR.......................................     39   1,583
Taisei Corp.....................................................  4,737  21,426
Taisho Pharmaceutical Co., Ltd..................................    714  13,367
Taiyo Nippon Sanso Corp.........................................  1,364   9,117
Taiyo Yuden Co., Ltd............................................    519   7,127
Takara Holdings, Inc............................................    935   5,547
Takashimaya Co., Ltd............................................  1,358  21,674
Takeda Chemical Industries, Ltd.................................  4,662 252,403
Takefuji Corp...................................................    529  35,890
Takuma Co., Ltd.................................................    316   2,110
Tanabe Seiyaku Co., Ltd.........................................  1,190  11,536
Tdk Corp. ADR...................................................    674  46,708
Teijin, Ltd.....................................................  4,404  27,978
Teikoku Oil Co., Ltd............................................  1,054  13,788
Terumo Corp.....................................................    908  26,877
THK Co., Ltd....................................................    488  12,714
TIS Inc.........................................................    174   5,359
Tobu Railway Co., Ltd...........................................  4,004  20,955
Toda Corp.......................................................  1,028   5,640
Toho Co., Ltd...................................................    779  17,408
Tohoku Electric Power Co., Inc..................................  2,248  45,630
Tokuyama Corp...................................................  1,178  15,133
Tokyo Broadcasting System, Inc..................................    200   5,418
Tokyo Electric Power Co., Inc. (The)............................  6,011 146,037
Tokyo Electron, Ltd.............................................    879  55,168
Tokyo Gas Co., Ltd.............................................. 11,774  52,366
Tokyo Steel Manufacturing Co., Ltd..............................    520   7,523
Tokyo Style Co., Ltd............................................    295   3,613
Tokyo Tatemono Co., Ltd.........................................  1,235  12,266
Tokyu Corp......................................................  4,646  32,814
Tokyu Land Corp.................................................  2,060  20,561
TonenGeneral Sekiyu K.K.........................................  1,520  16,299
Toppan Printing Co., Ltd........................................  2,881  33,541
Toray Industries, Inc...........................................  6,981  56,810
Toshiba Corp.................................................... 15,084  90,072
Tosoh Corp......................................................  2,505  10,978
Toto Ltd........................................................  1,436  12,079
Toyo Seikan Kaisha, Ltd.........................................    878  14,308
Toyo Suisan Kaisha, Ltd.........................................    399   6,443
Toyobo Co., Ltd.................................................  3,315  11,110
Toyoda Gosei Co., Ltd...........................................    312   6,090
Toyota Industries Corp..........................................  1,037  37,200
Toyota Motor Corp. Sponsored ADR................................  7,520 786,743
Toyota Tsusho Corp..............................................    846  19,159
Trend Micro Inc.................................................    456  17,308
Ube Industries, Ltd.............................................  4,467  12,098
Uni-Charm Corp..................................................    198   8,888
Uniden Corp.....................................................    287   5,591
UNY Co., Ltd....................................................    871  13,722
Ushio, Inc......................................................    535  12,490
USS Co., Ltd....................................................    115   7,334
Wacoal Corp.....................................................    518   7,003
West Japan Railway Co...........................................      8  33,299

  The accompanying notes are an integral part of these financial statements.

                                                              Shares   Value
                                                              ------ ----------
Yahoo! Japan Corp............................................     36     54,565
Yakult Honsha Co., Ltd.......................................    506     10,513
Yamada Denki Co., Ltd........................................    360     44,968
Yamaha Corp..................................................    941     15,634
Yamaha Motor Co., Ltd........................................    987     25,776
Yamato Transport Co., Ltd....................................  2,000     33,227
Yamazaki Baking Co., Ltd.....................................    528      4,298
Yaskawa Electric Corp........................................    990      9,985
Yokogawa Electric Corp.......................................  1,074     18,320
Zeon Corp....................................................    912     12,093
                                                                     ----------
                                                                     13,370,031
                                                                     ----------
Luxembourg--0.1%
Arcelor ADR..................................................  2,653     66,187
                                                                     ----------
Netherlands--5.5%
ABN AMRO Holding NV ADR......................................  9,367    244,853
Aegon NV ADR.................................................  7,397    120,719
Akzo Nobel NV ADR............................................  1,403     64,650
ASML Holding NV(a)...........................................  2,519     50,582
Buhrmann NV ADR..............................................    658      9,679
Corio NV.....................................................    193     10,444
DSM NV.......................................................  2,902     29,524
Euronext NV..................................................    405     21,015
Getronics NV.................................................    681      9,125
Hagemeyer NV(a)..............................................  2,674      8,653
Heineken NV..................................................  1,274     40,250
Ing Groep NV ADR.............................................  9,781    340,573
Koninklijke Ahold NV ADR(a)..................................  8,149     61,362
Koninklijke DSM NV...........................................    800     32,557
Koninlijke Philips Electronics NV............................  6,907    214,808
OCE NV ADR...................................................    376      5,406
Qiagen NV(a).................................................    772      9,012
Randstad Holdings NV.........................................    222      9,615
Reed Elsevier NV ADR.........................................  1,836     51,298
Rodamco Europe NV............................................    215     17,843
Royal Dutch Shell PLC ADR Class A............................ 10,568    649,827
Royal Dutch Shell PLC ADR Class B............................  7,212    465,390
Royal KPN NV ADR............................................. 10,947    109,908
Royal Numic NV(a)............................................    917     37,892
SBM Offshore NV..............................................    161     12,953
STMicroelectronics NV........................................  3,335     60,029
TNT NV ADR...................................................  2,141     66,971
Unilever NV ADR..............................................  2,939    201,762
Vedior NV....................................................    899     13,275
Vnu NV.......................................................  1,255     41,464
Wereldhave NV................................................    100      9,385
Wolters Kluwer NV............................................  1,555     31,328
                                                                     ----------
                                                                      3,052,152
                                                                     ----------
New Zealand--0.2%
Auckland International Airport, Ltd..........................  5,088      6,855
Contact Energy, Ltd..........................................  1,482      6,681
Fisher & Paykel Appliances Holdings Ltd......................  1,301      3,069
Fisher & Paykel Healthcare Corp., Ltd........................  2,510      6,509
Fletcher Building, Ltd.......................................  2,424     12,461
Kiwi Income Property Trust...................................  3,679      3,175
Sky City Entertainment Group, Ltd............................  2,201      7,014
Sky Network Television, Ltd.(a)..............................  1,032      4,425
Telecom Corporation of New Zealand, Ltd. ADR.................  1,271     41,536

  The accompanying notes are an integral part of these financial statements.

                                                                 Shares  Value
                                                                 ------ -------
Tower, Ltd.(a)..................................................  1,474   2,084
Vector, Ltd.(a).................................................  1,298   2,316
Warehouse Group, Ltd............................................    759   1,837
Waste Management NZ, Ltd........................................    480   2,002
                                                                        -------
                                                                         99,964
                                                                        -------
Norway--0.7%
DNB NOR ASA.....................................................  3,503  37,173
Norsk Hydro A/S ADR.............................................    783  80,791
Norske Skogindustrier ASA.......................................    875  13,843
Orkla ASA ADR...................................................  1,016  41,938
Petroleum Geo-Services ASA......................................    273   8,402
Prosafe ASA.....................................................    163   6,890
Schibsted ASA...................................................    232   6,883
Smedvig ASA Class A.............................................    169   4,907
Statoil ASA ADR.................................................  3,448  79,166
Storebrand ASA..................................................  1,233  10,600
Tandberg ASA....................................................    744   4,531
Tandberg Television ASA(a)......................................    356   4,691
Telenor ASA.....................................................  1,325  38,955
Tomra Systems ASA...............................................    955   6,808
Yara International ASA ADR......................................  1,095  15,888
                                                                        -------
                                                                        361,466
                                                                        -------
Portugal--0.3%
Banco BPI SA....................................................  1,557   7,089
Banco Comercial Portugues SA, Class R........................... 10,166  27,963
Banco Espirito Santo SA.........................................    503   8,063
Brisa-Auto Estradas de Portugal SA..............................  1,681  14,171
Cimpor Cimentos de Portugal SA..................................  1,066   5,847
Electricidade DE Portugal ADR...................................    956  29,512
Jeronimo Martins................................................    181   2,712
Portugal Telecom SGPS SA ADR....................................  3,934  39,615
PT Multimedia Servicos de Telecommicacaroes e Multimedia........    376   4,274
Sonae SGPS SA...................................................  4,713   6,548
                                                                        -------
                                                                        145,794
                                                                        -------
Singapore--0.8%
Allgreen Properties., Ltd.......................................  2,468   1,930
Ascendas Real Estate Investmentment Trust.......................  4,780   5,600
Capitaland, Ltd.................................................  2,828  11,701
CapitaMall Trust................................................  4,276   5,755
Capitamall Trust--Rights........................................    317       0
Chartered Semiconductor Manufacturing, Ltd. ADR(a)..............    521   3,975
City Developments, Ltd. ADR.....................................  2,520  13,185
ComfortDelgro Corp., Ltd........................................  9,200   8,844
Cosco Corp. Singapore, Ltd......................................  2,033   2,636
Creative Technology, Ltd........................................    263   2,149
Datacraft Asia, Ltd.............................................  1,220   1,228
DBS Group Holdings ADR..........................................  1,468  58,269
Fraser and Neave, Ltd...........................................    936  10,422
Haw Par Corp., Ltd..............................................    496   1,534
Jardine Cycle & Carriage, Ltd...................................    654   4,365
Keppel Corp., Ltd. ADR..........................................  1,408  18,629
Keppel Land, Ltd................................................  1,910   4,208
MCL Land Ltd....................................................    471     487
Neptune Orient Lines Ltd. ADR...................................    659   5,326
Noble Group, Ltd................................................  4,955   3,811
Olam International Ltd..........................................  3,172   2,870

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
Overseas Union Enterprise, Ltd................................    253     1,657
Overseas-Chinese Banking Corp., Ltd........................... 13,075    52,640
Parkway Holdings, Ltd.........................................  3,080     3,910
SembCorp Industries, Ltd......................................  4,519     7,429
SembCorp Logistics, Ltd.......................................  1,502     1,535
SembCorp Marine Ltd...........................................  2,617     4,337
Singapore Airlines, Ltd.......................................  2,827    21,022
Singapore Exchange Ltd........................................  3,794     6,626
Singapore Land, Ltd...........................................    693     2,222
Singapore Petroleum Co., Ltd..................................    643     1,838
Singapore Post Ltd............................................  6,987     4,832
Singapore Press Holdings, Ltd.................................  8,242    21,276
Singapore Technologies Engineering, Ltd.......................  6,866    11,812
Singapore Telecommunications, Ltd. ADR........................  3,480    54,624
SMRT Corp. Ltd................................................  3,182     2,064
STATS ChipPAC, Ltd. ADR(a)....................................    669     4,549
Suntec Real Estate Investment Trust...........................  4,416     2,862
United Overseas Bank, Ltd.....................................  3,011    52,875
United Overseas Land, Ltd.....................................  2,670     4,029
Venture Corp., Ltd............................................  1,256    10,409
Want Want Holdings Ltd........................................  2,053     2,043
Wing Tai Holdings, Ltd........................................  2,431     2,143
                                                                      ---------
                                                                        443,658
                                                                      ---------
Spain--3.5%
Abertis Infraestructuras SA...................................  1,135    28,471
Acciona SA....................................................    137    15,274
Acerinox SA...................................................    983    14,260
ACS Actividades Cons y Serv...................................  1,284    41,128
Altadis SA....................................................  1,457    65,794
Antena 3 Television SA........................................    373     8,864
Banco Bilbao Vizcaya ADR...................................... 17,650   315,053
Banco Popular Espanol SA......................................  4,477    54,407
Banco Santander Central Hispano............................... 30,974   408,547
Cintra Concesiones de Infraestructuras de Transporte SA.......  1,041    12,009
Corporacion Mapfre SA.........................................  2,577     8,481
Ebro Puleva SA................................................    406     6,715
Endesa SA ADR.................................................  4,967   129,192
Fomento de Connstrucciones Y Contratas SA.....................    219    12,377
Gamesa Corporacion Tecnologica, SA............................    925    13,489
Gas Natural SDG SA............................................    958    26,779
Grupo Ferrovial SA............................................    302    20,889
Iberdrola SA..................................................  4,188   114,078
Iberia Lineas Aereas de Espana................................  2,460     6,636
Inditex SA....................................................  1,146    37,302
Indra Sistemas SA.............................................    656    12,780
Inmobiliaria Colonial SA......................................    148     8,366
Metrovacesa SA................................................    268    16,247
NH Hoteles SA.................................................    372     5,812
Promotora de Informaciones SA.................................    367     6,233
Repsol SA ADR.................................................  4,788   140,815
Sacyr Vallehermoso SA.........................................    526    12,781
Sociedad General de Aguas de Barcelona SA.....................    279     5,923
Sogecable SA(a)...............................................    192     7,672
Telefonica Publicidad e Informaciones SA......................    879     7,441
Telefonica SA ADR.............................................  7,758   349,266
Union Fenosa SA...............................................  1,122    41,636
Zeltia SA.....................................................    860     5,975
                                                                      ---------
                                                                      1,960,692
                                                                      ---------

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
Sweden--2.3%
Alfa Laval AB.................................................    455     9,829
Assa Abloy AB, Class B........................................  1,512    23,763
Atlas Copco AB................................................  1,102    21,947
Atlas Copco AB ADR............................................  1,709    38,008
Axfood AB.....................................................    143     3,989
Billerud AB...................................................    255     3,328
Capio AB......................................................    382     6,790
Castellum AB..................................................    185     6,651
D Carnegie & Co. AB...........................................    208     3,060
Electrolux AB, Class A, ADR...................................    732    37,986
Elekta AB Class B.............................................    414     6,132
Eniro AB......................................................    858    10,796
Ericsson ADR..................................................  7,734   266,049
Fabege AB.....................................................    358     6,807
Gambro AB Class A.............................................    941    10,262
Gambro AB Class B.............................................    451     4,903
Getinge AB....................................................    958    13,181
Hennes & Mauritz AB, Class B..................................  2,475    83,933
Hoganas AB Class B............................................    131     2,828
Holmen AB Class B.............................................    253     8,342
Kungsleden AB.................................................    200     5,783
Lundin Petroleum AB(a)........................................    894     9,430
Modern Times Group MTG AB, Class B(a).........................    244    10,166
Nordea Bank AB................................................ 11,331   117,408
OMX AB(a).....................................................    369     5,128
Oriflame Cosmetics SA SDR.....................................    142     4,086
Sandvik AB....................................................  1,073    49,884
SAS AB(a).....................................................    355     4,663
Scania AB, Class B............................................    455    16,438
Securitas AB, Class B.........................................  1,517    25,168
Skandia Forsakrings AB........................................  5,310    31,769
Skandinaviska Enskilda Banken AB, Class A.....................  2,460    50,549
Skanska AB....................................................  1,985    30,198
SKF AB-B Shs..................................................  2,063    28,897
Ssab Svenskt Stal AB..........................................    114     3,860
Ssab Svenskt Stal AB..........................................    241     8,765
Svenska Cellulosa AB ADR......................................  1,033    38,550
Svenska Handelbanken AB.......................................  2,692    66,601
Swedish Match AB..............................................  1,656    19,443
TELE2 AB--B Shs...............................................  1,619    17,385
Telelogic AB(a)...............................................  1,262     3,234
TeliaSonera AB................................................  9,762    52,485
Trelleborg AB, Class B........................................    373     7,429
Volvo AB ADR..................................................  1,143    53,813
Volvo AB, Class A.............................................    455    20,828
Wihlborgs Fastigheter AB(a)...................................     79     1,906
WM-data AB Class B(a).........................................  1,596     5,094
                                                                      ---------
                                                                      1,257,544
                                                                      ---------
Switzerland--6.6%
Abb, Ltd.(a).................................................. 10,226    99,397
Adecco SA ADR.................................................  2,911    33,593
Ciba Specialty Chemicals AG, ADR..............................    644    20,801
Clariant AG, Registered.......................................  1,203    17,651
Compagnie Financiere Richemont AG Class A.....................  2,577   111,854
Credit Suisse Group...........................................  6,317   321,851
Geberit AG....................................................     19    15,021
Givaudan SA, Registered.......................................     32    21,610
Holcim Ltd....................................................    982    66,649
Kudelski SA...................................................    168     4,977

  The accompanying notes are an integral part of these financial statements.

                                                               Shares   Value
                                                               ------ ---------
Kuehne & Nagel International AG...............................    100    28,124
Kuoni Reisen Holding AG Class B...............................     14     5,755
Logitech International SA(a)..................................    390    18,240
Lonza Group AG, Registered....................................    181    11,038
Micronas Semiconductor Holdings AG............................    155     5,173
Nestle SA ADR.................................................  8,534   636,190
Nobel Biocare Holding AG......................................    111    24,361
Novartis AG ADR............................................... 12,113   635,691
Phonak Holding AG.............................................    204     8,771
PSP Swiss Property AG.........................................    180     7,777
Rieter Holding AG.............................................     21     6,208
Roche Holding AG ADR..........................................  7,333   548,883
Schindler Holding AG..........................................     25     9,900
Serono SA ADR.................................................  1,016    20,178
SGS SA........................................................     21    17,651
SIG Holding AG................................................     30     6,524
Straumann Holding AG..........................................     37     8,553
Sulzer AG.....................................................     17     8,983
Swatch Group AG...............................................    263     7,935
Swatch Group AG, Class B......................................    161    23,834
Swiss Reinsurance Co. ADR.....................................  1,643   119,926
Swisscom AG ADR...............................................  1,030    32,455
Syngenta AG ADR...............................................  2,561    63,796
UBS AG, Registered............................................  5,430   514,599
Unaxis Holding AG.............................................     27     4,057
Valora Holding AG.............................................     17     3,292
Zurich Financial Services ADR.................................  7,899   167,815
                                                                      ---------
                                                                      3,659,113
                                                                      ---------
United Kingdom--21.8%
3I Group PLC..................................................  2,971    43,169
Aegis Group PLC...............................................  5,867    12,288
Aggreko PLC...................................................  1,321     6,159
Alliance Unichem PLC..........................................  1,312    18,031
Amec PLC......................................................  1,695    10,002
Amvescap PLC..................................................  1,900    29,241
Anglo American PLC............................................  7,401   251,948
ARM Holdings PLC ADR..........................................  2,390    14,842
Arriva PLC....................................................  1,036    10,361
Associated British Ports Holdings PLC.........................  1,554    15,657
Astrazeneca PLC ADR...........................................  8,391   407,803
Aviva PLC..................................................... 12,444   150,534
BAA PLC.......................................................  5,659    60,912
BAE Systems PLC...............................................  4,196   109,995
Balfour Beatty PLC............................................  2,235    13,741
Barclays PLC ADR..............................................  8,440   355,155
Barratt Developments PLC......................................  1,257    21,287
BBA Group PLC.................................................  2,574    14,529
Bellway PLC...................................................    541    10,461
Berkeley Group Holdings (The)(a)..............................    521     9,903
BG Group PLC ADR..............................................  3,693   183,431
BHP Billiton PLC..............................................  6,464   210,791
BOC Group PLC ADR.............................................  1,299    53,584
Boots Group PLC...............................................  3,762    38,890
Bovis Homes Group Plc.........................................    670     9,166
BP PLC ADR.................................................... 18,201 1,168,868
Brambles Industries PLC.......................................  3,772    27,004
British Airways ADR(a)........................................    280    16,100
British American Tobacco PLC ADR..............................  4,120   185,565
British Land Co. PLC..........................................  2,684    49,118
British Sky Broadcasting PLC..................................  1,563    54,205

  The accompanying notes are an integral part of these financial statements.

                                                                 Shares  Value
                                                                 ------ -------
Brixton PLC.....................................................  1,324   9,819
BT Group PLC ADR................................................  4,423 169,755
Bunzl PLC.......................................................    100   1,095
Bunzl PLC ADR...................................................    335  17,956
Cable & Wireless PLC............................................ 12,478  25,715
Cadbury Schweppes PLC ADR.......................................  2,718 104,072
Capita Group PLC................................................  3,481  24,908
Carnival PLC....................................................    918  52,207
Cattles PLC.....................................................  1,675   9,458
Centrica PLC ADR................................................  1,917  83,838
Close Brothers Group PLC........................................    724  11,263
Cobham PLC......................................................  5,871  17,106
Compass Group PLC ADR........................................... 11,229  42,506
Cookson Group PLC(a)............................................  1,008   7,349
Corus Group PLC................................................. 23,203  23,497
Daily Mail & General Trust......................................  1,543  20,893
Davis Service Group PLC.........................................    910   7,568
De La Rue PLC...................................................    895   7,168
Diageo PLC ADR..................................................  3,862 225,154
DSG International PLC...........................................  1,247   3,500
DSG International PLC ADR.......................................  2,824  23,816
Eircom Group PLC................................................  4,126   9,636
Electrocomponents PLC...........................................  2,286  11,041
Emap PLC........................................................  1,334  19,795
EMI Group PLC ADR...............................................  2,042  17,002
Enterprise Inns PLC.............................................  1,775  28,584
First Choice Holidays PLC.......................................  2,350  10,082
Firstgroup PLC..................................................  2,087  14,368
FKI PLC.........................................................  2,990   5,962
Friends Provident PLC...........................................  9,837  31,982
Gallaher Group PLC ADR..........................................    860  51,738
GKN PLC.........................................................  3,739  18,486
GlaxoSmithKline PLC ADR......................................... 15,215 768,054
Great Portland Estates PLC......................................    879   6,471
Group 4 Securicor PLC...........................................  5,956  16,462
GUS PLC ADR.....................................................  4,546  80,539
Hammerson PLC...................................................  1,529  26,841
Hanson PLC ADR..................................................    759  41,669
Hays PLC........................................................  8,288  17,839
HBOS PLC........................................................  6,767 346,075
Hilton Group PLC................................................  4,186  52,244
HMV Group PLC...................................................  2,136   6,627
HSBC Holdings PLC ADR........................................... 11,793 948,983
ICAP PLC........................................................  2,519  17,509
IMI PLC.........................................................  1,773  15,298
Imperial Chemical Industries PLC ADR............................  1,552  35,370
Imperial Tobacco Group ADR......................................  1,886 114,084
Inchcape PLC....................................................    355  13,932
InterContinental Hotels Group PLC ADR...........................  2,320  33,524
International Power PLC ADR.....................................    766  32,180
Intertek Group PLC..............................................    843  10,084
Invensys PLC(a)................................................. 29,656   9,402
iSOFT Group PLC.................................................  1,139   7,617
ITV PLC......................................................... 21,450  41,452
J Sainsbury PLC ADR.............................................  1,781  38,555
Johnson Matthey PLC ADR.........................................    576  27,925
Kelda Group PLC.................................................  2,000  26,574
Kesa Electricals PLC............................................  2,738  12,253
Kingfisher PLC ADR..............................................  6,126  49,902
Land Securities Group PLC.......................................  2,442  69,797
Legal & General Group PLC ADR...................................  6,795  71,158
Liberty International PLC.......................................  1,256  21,142

  The accompanying notes are an integral part of these financial statements.

                                                                 Shares  Value
                                                                 ------ -------
Lloyds Tsb Group PLC ADR........................................  7,305 246,909
LogicaCMG PLC...................................................  5,999  18,260
London Stock Exchange PLC.......................................  1,320  14,043
Man Group PLC...................................................  1,497  49,089
Marconi Corp. PLC(a)............................................  1,100   7,278
Marks & Spencer Group ADR.......................................  1,440  74,904
Meggitt PLC.....................................................  2,261  14,053
MFI Furniture PLC...............................................  3,150   4,326
Misys PLC.......................................................  2,521  10,322
Mitchells & Butlers PLC.........................................  2,645  18,942
National Express Group PLC......................................    757  11,177
National Grid PLC ADR...........................................  2,839 138,231
Next PLC........................................................  1,340  35,215
Pearson PLC.....................................................  4,146  49,213
Peninsular and Oriental Steam Navigation Co. (The)..............  1,939  31,023
Persimmon PLC...................................................  1,428  30,790
Pilkington PLC..................................................  5,452  13,925
Premier Farnell PLC.............................................  1,939   5,758
Provident Financial PLC.........................................  1,324  12,436
Prudential Corp. PLC............................................  6,212 118,836
Punch Taverns PLC...............................................  1,311  19,114
Rank Group PLC..................................................  3,292  17,279
Reckitt Benckiser PLC...........................................  3,182 104,707
Reed Elsevier PLC ADR...........................................  1,653  62,003
Rentokil Initial PLC ADR........................................  1,895  26,595
Resolution PLC..................................................  1,052  11,753
Reuters Group PLC...............................................  1,248  55,224
Rexam PLC ADR...................................................    569  24,501
Rio Tinto PLC ADR...............................................  1,406 257,002
Rolls-Royce Group PLC ADR.......................................  1,658  60,841
Royal & Sun Alliance Insurance Group ADR........................  3,037  33,103
Royal Bank of Scotland Group PLC................................ 16,649 501,328
SABmiller PLC...................................................  4,724  86,046
Sage Group PLC (The)............................................  6,653  29,461
Schroders PLC...................................................    696  11,353
Scottish & Newcastle PLC........................................  3,943  32,907
Scottish & Southern Energy ADR..................................  4,516  78,613
Scottish Power PLC ADR..........................................  2,435  91,020
Serco Group PLC.................................................  2,421  13,048
Severn Trent PLC................................................  1,858  34,560
Signet Group PLC ADR............................................    902  16,858
Slough Estates PLC..............................................  2,226  22,843
Smith & Nephew PLC ADR..........................................    980  45,424
Smiths Group PLC................................................  2,898  52,055
Societe Generale ADR............................................  9,320 228,443
SSL International PLC...........................................  1,008   5,283
Stagecoach Group PLC............................................  4,499   8,920
Stolt Offshore SA ADR(a)........................................  1,017  11,858
Stolt-Nielsen SA ADR............................................    187   6,175
Synthes, Inc....................................................    220  24,686
Tate & Lyle PLC ADR.............................................    633  24,472
Taylor Woodrow PLC..............................................  3,028  19,826
Tesco PLC ADR................................................... 13,637 232,825
Tomkins PLC ADR.................................................  1,001  20,631
Travis Perkins PLC..............................................    556  13,324
Trinity Mirror PLC..............................................  1,496  14,722
Unilever PLC....................................................  3,614 144,994
United Business Media PLC.......................................  1,427  15,637
United Utilities PLC............................................    668   7,681
United Utilities PLC ADR........................................  3,696  86,191
Vodafone Group PLC ADR.......................................... 32,956 707,566
Whitbread PLC...................................................  1,326  21,583

  The accompanying notes are an integral part of these financial statements.

                                                          Shares      Value
                                                         --------- -----------
William Hill PLC........................................     2,090      19,168
Wimpey (George) PLC.....................................     2,082      17,202
Wolseley PLC ADR........................................     1,566      66,993
WPP Group PLC ADR.......................................     1,243      67,122
Yell Group PLC..........................................     3,676      33,797
                                                                   -----------
                                                                    12,021,088
                                                                   -----------
TOTAL COMMON STOCKS (Cost $46,591,746)..................            53,139,096
                                                                   -----------
EXCHANGE TRADED FUNDS--2.9%
United States--2.9%
iShares MSCI EAFE Index Fund (Cost $1,598,360)..........    27,186   1,616,480
                                                                   -----------
PREFERRED STOCKS--0.1%
Germany--0.1%
Fresenius Medical Care AG...............................       126      11,718
Porsche AG..............................................        38      27,136
ProSiebenSat.1 Media AG.................................       293       5,579
RWE AG..................................................       187      11,959
Volkswagen AG...........................................       504      19,191
                                                                   -----------
TOTAL PREFERRED STOCKS (Cost $67,880)...................                75,583
                                                                   -----------

                                                         Principal
                                                          Amount
                                                         ---------
SHORT-TERM INVESTMENTS--0.7%
United States--0.7%
The Bank of New York Cash Reserve (Cost $358,818)....... $ 358,818     358,818
                                                                   -----------
TOTAL INVESTMENTS--100.0% (Cost $48,616,804)............            55,189,977
                                                                   -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%.............               (22,684)
                                                                   -----------
NET ASSETS--100.0%......................................           $55,167,293
                                                                   -----------
(a) Represents non-income producing securities.
ADR - American Depositary Receipt.

  The accompanying notes are an integral part of these financial statements.

E*Trade International Index Fund
Representation of Investments
December 31, 2005

                                                                    % of Total
Industry                                                   Value    Net Assets
--------                                                ----------- ----------
BANKING................................................ $ 9,816,840       17.8%
OIL & GAS..............................................   4,937,969        9.0%
PHARMACEUTICALS........................................   3,443,884        6.2%
INSURANCE..............................................   2,457,016        4.4%
ELECTRIC UTILITIES.....................................   2,287,447        4.1%
TELECOMMUNICATIONS.....................................   2,295,674        4.1%
AUTOMOTIVE.............................................   2,132,603        3.9%
COMMUNICATIONS.........................................   2,045,156        3.7%
CHEMICALS..............................................   1,680,380        3.0%
EXCHANGE TRADED FUNDS..................................   1,616,480        2.9%
BEVERAGES, FOOD AND TOBACCO............................   1,528,777        2.8%
ELECTRONICS............................................   1,531,860        2.8%
FINANCIAL SERVICES.....................................   1,525,961        2.8%
MANUFACTURING..........................................   1,435,343        2.6%
RETAILERS..............................................   1,449,417        2.6%
REAL ESTATE............................................   1,245,872        2.3%
FOOD RETAILERS.........................................   1,200,979        2.2%
MINING.................................................   1,243,714        2.2%
TRANSPORTATION.........................................   1,088,534        2.0%
MEDIA--BROADCASTING & PUBLISHING.......................   1,008,145        1.8%
HEAVY CONSTRUCTION.....................................     811,102        1.5%
BUILDING MATERIALS.....................................     783,395        1.4%
COMPUTER SOFTWARE & PROCESSING.........................     753,642        1.4%
COMMERCIAL SERVICES....................................     604,705        1.1%
DISTRIBUTION/WHOLESALE.................................     600,018        1.1%
ENTERTAINMENT & LEISURE................................     560,056        1.0%
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES............     421,926        0.8%
MEDICAL & BIO-TECHNOLOGY...............................     378,852        0.7%
TEXTILES, CLOTHING & FABRICS...........................     381,437        0.7%
AEROSPACE & DEFENSE....................................     328,580        0.6%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT...............     317,567        0.6%
STEEL PRODUCTION.......................................     315,775        0.6%
WATER COMPANIES........................................     325,662        0.6%
FOREST PRODUCTS & PAPER................................     290,791        0.5%
HEALTH CARE PROVIDERS..................................     279,155        0.5%
HEAVY MACHINERY........................................     300,242        0.5%
HOLDING COMPANIES......................................     262,886        0.5%
AIRLINES...............................................     222,562        0.4%
COSMETICS & PERSONAL CARE..............................     226,576        0.4%
HAND/MACHINE TOOLS.....................................     206,429        0.4%
ADVERTISING............................................     173,641        0.3%
LODGING................................................     164,690        0.3%
COMPUTER & INFORMATION.................................      99,862        0.2%
CONTAINERS & PACKAGING.................................      49,557        0.1%
SHORT-TERM INVESTMENTS AND LIABILITIES IN EXCESS OF
  OTHER ASSETS.........................................     336,134        0.6%
                                                        -----------      -----
                                                        $55,167,293      100.0%
                                                        ===========      =====

E*TRADE INTERNATIONAL INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005

ASSETS
Investments at market value (Note 2)
   Unaffiliated issuers (Cost: $48,607,957)....................... $55,174,553
   Affiliated issuers (Cost: $8,847) (Note 9).....................      15,424
Foreign currency at value (Cost: $7,291)..........................       7,311
Cash..............................................................      37,033
Receivable for fund shares purchased..............................     145,455
Receivable for securities sold....................................      11,497
Due from E*TRADE Asset Management, Inc. (Note 3)..................      74,310
Dividends and interest receivable.................................      66,593
                                                                   -----------
   TOTAL ASSETS...................................................  55,532,176
                                                                   -----------
LIABILITIES
Payable for fund shares redeemed..................................     254,957
Accrued advisory fee (Note 3).....................................      11,463
Accrued shareholder servicing fee (Note 3)........................      11,463
Accrued administration fee (Note 3)...............................       6,878
Accrued other expenses............................................      80,122
                                                                   -----------
   TOTAL LIABILITIES..............................................     364,883
                                                                   -----------
TOTAL NET ASSETS.................................................. $55,167,293
                                                                   ===========
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par............................. $    50,663
Paid-in Capital, in excess of par.................................  48,583,570
Distributions in excess of net investment income..................     (78,305)
Accumulated net realized gain (loss) on investments and foreign
  currency translations...........................................      38,682
Net unrealized appreciation (depreciation) of investments and
  translation of assets and liabilities in foreign currencies.....   6,572,683
                                                                   -----------
TOTAL NET ASSETS.................................................. $55,167,293
                                                                   ===========
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)........   5,066,284
                                                                   ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE.... $     10.89
                                                                   ===========

  The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENT OF OPERATIONS
For the year ended December 31, 2005

NET INVESTMENT INCOME:
                                                                        $1,039,242
   Interest (net of foreign withholding tax of $86)....................      4,511
                                                                        ----------
       TOTAL INVESTMENT INCOME.........................................  1,043,753
                                                                        ----------
EXPENSES (NOTE 3):
   Advisory fee........................................................    104,706
   Administration fee..................................................     62,823
   Shareholder servicing fees..........................................    104,706
   Custodian fee.......................................................    335,460
   Transfer and dividend disbursing agent..............................     43,679
   Registration fees...................................................     28,159
   Audit and tax services..............................................     25,070
   Legal services......................................................     21,518
   Trustee fees........................................................     23,941
   Printing............................................................      4,371
   Insurance...........................................................      1,151
   Other expenses......................................................     19,550
                                                                        ----------
       TOTAL EXPENSES BEFORE WAIVER....................................    775,134
   Waived fees and reimbursed expenses (Note 3)........................   (737,441)
                                                                        ----------
   NET EXPENSES........................................................     37,693
                                                                        ----------
NET INVESTMENT INCOME..................................................  1,006,060
                                                                        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES
Net realized gain (loss) on:
   Sale of investments.................................................    841,912
   Foreign currency transactions.......................................    (26,384)
Net change in unrealized appreciation (depreciation) of:
   Investments.........................................................  4,353,214
   Translation of assets and liabilities in foreign currencies.........     (1,159)
                                                                        ----------
       NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
         FOREIGN CURRENCIES............................................  5,167,583
                                                                        ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........ $6,173,643
                                                                        ==========

  The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                              For the Year Ended For the Year Ended
                                              December 31, 2005  December 31, 2004
                                              ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
Net investment income........................    $ 1,006,060        $   358,044
Net realized gain (loss) on sale of
  investments and foreign currency
  transactions...............................        815,528            247,770
Net change in unrealized appreciation
  (depreciation) of investments and
  translations of assets and liabilities in
  foreign currencies.........................      4,352,055          3,011,747
                                                 -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..................      6,173,643          3,617,561
                                                 -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income.....     (1,062,772)          (366,101)
                                                 -----------        -----------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares.............     30,184,476         16,638,488
Value of shares issued in reinvestment of
  dividends and distributions................        970,763            340,006
Cost of shares redeemed......................     (8,636,616)        (4,166,133)
                                                 -----------        -----------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS
  IN SHARES OF COMMON STOCK..................     22,518,623         12,812,361
                                                 -----------        -----------
REDEMPTION FEES (Note 2).....................         22,855              8,316
                                                 -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS........     27,652,349         16,072,137
   NET ASSETS:...............................
BEGINNING OF PERIOD..........................     27,514,944         11,442,807
                                                 -----------        -----------
END OF PERIOD*...............................    $55,167,293        $27,514,944
                                                 ===========        ===========
SHARE TRANSACTIONS:
Number of shares sold........................      3,036,732          1,876,076
Number of shares reinvested..................         97,371             38,069
Number of shares redeemed....................       (863,278)          (479,888)
                                                 -----------        -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING      2,270,825          1,434,257
                                                 ===========        ===========

* Includes distribution in excess of net investment income of $78,305 and $5,690 for the periods ended December 31, 2005 and December 31, 2004, respectively.

  The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX
FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period

                                                              Year Ended         Year Ended            Year Ended
                                                           December 31, 2005  December 31, 2004  December 31, 2003 /(6)/
                                                           -----------------  -----------------  ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD......................      $  9.84            $  8.41              $  6.21
                                                                -------            -------              -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income..................................         0.24/(2)/         0.18 /(2)/           0.13 /(2)/
   Net realized and unrealized gain (loss) on investments.         1.06               1.43                 2.20
                                                                -------            -------              -------
   TOTAL FROM INVESTMENT OPERATIONS.......................         1.30               1.61                 2.33
                                                                -------            -------              -------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income...............        (0.25)             (0.18)               (0.13)
   Distributions in excess of net investment income.......                              --                   --
                                                                -------            -------              -------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.......................        (0.25)             (0.18)               (0.13)
                                                                -------            -------              -------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL..................          -- /(3)/           -- /(3)/             -- /(3)/
                                                                -------            -------              -------
NET ASSET VALUE, END OF PERIOD............................      $ 10.89            $  9.84              $  8.41
                                                                =======            =======              =======
   TOTAL RETURN/(1)/......................................        13.43%             19.38%               38.01%
   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s omitted)...............      $55,167            $27,515              $11,443
   Ratio of expenses to average net assets................         0.09%/(4)/         0.32%/(4)/           0.65%/(4)/
   Ratio of net investment income to average net assets...         2.41%/(5)/         2.07%/(5)/           1.95%/(5)/
   Portfolio turnover rate................................        58.31%             41.97%                6.27%/(7)/

                                                                 Year Ended              Year Ended
                                                           December 31, 2002 /(6)/ December 31, 2001 /(6)/
                                                           ----------------------  ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD......................        $  7.59                 $  9.83
                                                                  -------                 -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income..................................           0.10                    0.09
   Net realized and unrealized gain (loss) on investments.          (1.37)                  (2.23)
                                                                  -------                 -------
   TOTAL FROM INVESTMENT OPERATIONS.......................          (1.27)                  (2.14)
                                                                  -------                 -------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income...............          (0.11)                  (0.11)
   Distributions in excess of net investment income.......             --                    0.01
                                                                  -------                 -------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.......................          (0.11)                  (0.10)
                                                                  -------                 -------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL..................            -- /(3)/                -- /(3)/
                                                                  -------                 -------
NET ASSET VALUE, END OF PERIOD............................        $  6.21                 $  7.59
                                                                  =======                 =======
   TOTAL RETURN/(1)/......................................         (16.77)%                (21.70)%
   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s omitted)...............        $ 6,685                 $ 7,081
   Ratio of expenses to average net assets................           0.65%/(4)/              0.58%/(4)/
   Ratio of net investment income to average net assets...           1.59%/(5)/              1.15%/(5)/
   Portfolio turnover rate................................          19.92%/(8)/              6.79%/(8)/

--------
(1) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions.
(2) Calculated based on average shares outstanding.
(3) Rounds to less than $0.01.
(4) The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended December 31, 2005, December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were 1.85%, 2.87%, 3.02%, 2.59%, and 1.64%, respectively.
(5) The ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses for year ended December 31, 2005, December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 were 0.64%, (0.48)%, (0.42)%, (0.35)% and 0.09%, respectively.
(6) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the International Index Master Portfolio.
(7) For the period November 10, 2003 through December 31, 2003.
(8) Portfolio turnover rate of the International Index Master Portfolio.

  The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

1. ORGANIZATION

E*TRADE International Index Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of December 31, 2005, the Trust consisted of four operating series: the E*TRADE International Index Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE International Index Fund.

The Fund's investment objective is to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index ("MSCI EAFE Free Index")*. The Fund seeks to achieve its objective by matching the total return performance of foreign stock markets by investing in a representative sample of common stocks that comprise the MSCI EAFE Free Index.

* "Morgan Stanley Capital International Europe, Australasia, and Far East Free Index(R)", "EAFE Free Index(R)", and "EAFE(R)" are service marks of Morgan Stanley Capital International Inc. ("MSCI"). MSCI does not sponsor the Fund nor is it affiliated in any way with the E*TRADE FINANCIAL Corporation. The Fund is not sponsored, endorsed, sold, or promoted by the MSCI EAFE Free Index or MSCI, and neither the MSCI EAFE Free Index nor MSCI makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund. The MSCI EAFE Free Index is the exclusive property of MSCI, and Morgan Stanley Capital International is a service mark of MSCI.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such securities primarily are traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are priced using the Nasdaq Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. When a significant event occurs subsequent to the time a value is established as described above that is likely to change such value or when market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees of the Fund ("Board"). In this regard, the Fund utilizes an independent pricing service in determining the fair value of foreign securities primarily traded in foreign markets when significant events occur subsequent to the close of such foreign markets. The fair value of such foreign securities are determined by the Fund (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005 (continued)

the Fund could obtain if it were to sell a security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are fair valued at amortized cost, which approximates fair market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Expenses attributable to all Funds in the Trust are allocated to each Fund based on the relative net assets of the Fund.

FOREIGN CURRENCY TRANSLATIONS

The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities, other assets and liabilities denominated in foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, foreign currency gains or losses are included in the reported net realized and unrealized gain or loss on investments.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred as wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005 (continued)

The tax character of distributions paid during 2005 and 2004 was as follows:

                             2005      2004
                          ---------- --------
Distributions paid from:
Ordinary Income.......... $1,062,772 $366,101

At December 31, 2005, the components of Distributable Earnings on a tax basis were as follows:

                                       2005
                                    ----------
Undistributed Ordinary Income...... $   18,064
Unrealized Appreciation............  6,474,957
Undistributed Capital Gain.........     40,039
                                    ----------
Total.............................. $6,533,060

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. It is the Fund's intention to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute annually all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

For the year ended December 31, 2005, the Fund has elected to defer $2,909 of currency capital losses attributable to post-October losses.

At December 31, 2005, the cost of investments for federal income tax purposes was $48,714,530. Net unrealized appreciation aggregated $6,475,447, of which $7,390,328 represented gross unrealized appreciation on securities and $914,881 represented gross unrealized depreciation on securities. The difference between book basis and tax basis is attributable primarily to the treatments of passive foreign investment company shares and return of capital adjustments from real estate investment trusts.

REDEMPTION FEES

Redemption of shares held in the Fund for less than 120 days are subject to a fee of 1%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. Total redemption fee proceeds for the year ended December 31, 2005 and year ended December 31, 2004 were $22,855 and $8,316 respectively, and are set forth in the Statement of Changes in Net Assets.

RECLASSIFICATION OF CAPITAL ACCOUNTS

In order to present distributions in excess of net investment income and accumulated net realized gain on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized loss on investments and futures contracts. For the year ended December 31, 2005, the adjustments were to increase distributions in excess of net investment income by $15,903 and increase accumulated net realized gain on investments and foreign currency translations by $15,903. These adjustments are primarily due to the differences between book and tax treatment of investments in passive foreign investment trusts and foreign currency translations.

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005 (continued)


3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE FINANCIAL Corporation ("E*TRADE FINANCIAL"), serves as the investment adviser for the Fund pursuant to an Investment Advisory Agreement between ETAM and the Trust, on behalf of the Fund. For its service as investment adviser, ETAM is currently paid by the Fund at an annual rate of 0.25% of the Fund's average daily net assets.

World Asset Management ("World Asset") serves as the Fund's investment sub-adviser. World Asset is a division of Munder Capital Management. For its services, World Asset is paid by ETAM, and not the Fund, a fee calculated as follows:

 Name of Fund                                     Sub-Advisory Fee
 ------------                                     ----------------
 E*TRADE International Index Fund       0.15% of average daily net assets up
                                        to $60 million

                                        0.12% of average daily net asset
                                        between $60 million and $100 million

                                        0.06% of average daily net assets
                                        between $100 million and $200 million

                                        0.03% of average daily net asset over
                                        $200 million

ETAM also provides certain administrative services to the Fund, pursuant to an Administrative Services Agreement with the Trust, on behalf of the Fund. For its services, ETAM receives an administrative services fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

Since September 30, 2004, ETAM assesses an account maintenance fee of $2.50 per quarter to offset shareholder servicing costs if an account balance in the Fund falls below $5,000 (for any reason, including a decline in the value of the Fund's shares). The account maintenance fee is determined and paid at the end of the calendar quarter. The fee is not assessed in certain circumstances, as described in the Fund's Prospectus, including waiver of the fee if total E*TRADE Funds assets held by a shareholder are $10,000 or more. The fee will not be applied to: (1) assets held in any retirement plan account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege.

ETAM and E*TRADE Securities LLC ("E*TRADE Securities"), the Trust's principal underwriter and a wholly owned subsidiary of E*TRADE FINANCIAL, both provide shareholder servicing to the Fund under a Shareholder Servicing Agreement. For its services, ETAM receives a non-Rule 12b-1 shareholder servicing fee equal to an annual rate of 0.25% of the Fund's average daily net assets. In addition, ETAM is allowed to use the shareholder servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities, for services it provides to the Fund.

The amount "Due from E*TRADE Asset Management, Inc." listed on the Fund's Statement of Assets and Liabilities, reflects a contractual agreement between ETAM and the Fund ("Expense Limitation Agreement") in which ETAM has agreed to waive or limit its fees or to assume other expenses through at least April 30, 2006. The Expense Limitation Agreement may continue from year to year thereafter. Effective September 3, 2004, ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with U.S. GAAP and other extraordinary expenses not

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005 (continued)

incurred in the ordinary course of the Fund's business) on an annualized basis are limited to 0.09%, of the Fund's average daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the current percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than current the percentage stated above and (ii) the payment of such reimbursement has been approved in advance by the Trust's Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund during any of the previous three fiscal years. Approximately $1,367,129 was eligible for reimbursement as of December 31, 2005.

4. AGREEMENTS AND OTHER TRANSACTIONS WITH NON-AFFILIATES

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. The Bank of New York provides fund accounting, custodial, and certain fund services for the Fund. E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Fund, but receives compensation from ETAM that may be equal to the maximum shareholder servicing fee received by ETAM from the Fund.

5. PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent, but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. ETAM monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent and receives interest on the investment of cash collateral.

The Fund did not participate in securities lending during the year ended December 31, 2005.

6. FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. The risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005 (continued)


The Fund did not hold any futures contracts during the year ended December 31, 2005.

7. REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's investments in repurchase agreements must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. ETAM monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The Fund did not invest in any repurchase agreements during the year ended December 31, 2005.

8. SHORT SALES OF SECURITIES

The Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The Fund did not enter into any short sale transactions during the year ended December 31, 2005.

9. AFFILIATED ISSUER

Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                    Number of                      Number of
                                     Shares                         Shares
                                     Held At                        Held At    Value
                                    Beginning   Gross     Gross       End    At End of Investment
Name of Issuer                      of Period Additions Reductions of Period  Period     Income
--------------                      --------- --------- ---------- --------- --------- ----------
E*TRADE Securities Co., Ltd........    --         2         --         2       15,424      --
                                                                              -------     ---
   Total Affiliated Issuer.........                                           $15,424     $--

10.INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, aggregated $46,697,999 and $24,167,549, respectively, for the year ended December 31, 2005.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of E*TRADE Funds
And the Shareholders of E*TRADE International Index Fund

We have audited the accompanying statement of assets and liabilities of the E*TRADE International Index Fund, a series of the E*TRADE Funds (the "Trust"), including the schedule of investments, as of December 31, 2005, and the related statement of operations, the statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2004 and the financial highlights for each of the four years in the period ended December 31, 2004 have been audited by other auditors, whose report dated February 25, 2005 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE International Index Fund as of December 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                 TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 13, 2006

Trustees Renewal of Advisory Contracts

On August 23, 2005, the Board of Trustees ("Board") of the E*TRADE Funds ("Trust"), including the independent trustees, unanimously renewed the Investment Advisory Agreement ("Advisory Agreement") between the Trust and E*TRADE Asset Management, Inc. ("ETAM") on behalf of the E*TRADE S&P 500 Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE International Index Fund and E*TRADE Technology Index Funds (together, the "Funds"). All factors below were applied to each of the Funds except where otherwise noted. At the same time, the Board renewed the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement" and together with the Advisory Agreement, the "Advisory Agreements") between the Trust, ETAM and Munder Capital Management, Inc. for its division World Asset Management ("WAM" or the "Sub-Adviser") on behalf of the Funds. The Board, assisted by the advice of counsel, considered a broad range of information. The Board considered the factors discussed below, among others. However, no single factor was determinative. Rather, it was the totality of the circumstances that drove the Board's decision.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the investment advisory services provided by ETAM to the Funds, including ETAM's role in (i) evaluating and supervising the investment advisory activities of WAM, as Sub-Adviser for the Funds, (ii) monitoring the tracking error of each Fund (as compared to its relevant index), and (iii) assessing the sampling techniques used by WAM in seeking to replicate the performance results of the relevant index for each Fund, and reviewing reports and conducting periodic due diligence reviews of WAM. The Board also discussed the nature, extent and quality of the advisory services provided by WAM, including the investment process and techniques used by WAM for the management of each Fund's assets in accordance with its respective investment objectives, investment policies and restrictions and the qualifications of WAM's investment personnel dedicated to advising the Funds. Based on this review, the Board determined that both ETAM and WAM had provided satisfactory advisory services to the Funds.

Investment Performance

The Board reviewed the investment performance of each of the Funds. The Board noted that as index funds, each Fund's investment objective is to track its relevant index or benchmark as closely as possible while taking into account the impact of expenses relating to operating a registered investment company. Therefore, the Board focused on each Fund's performance as compared to its relevant index and peer group of index funds (or in the case of the E*TRADE Technology Index Fund, similar exchange-traded funds). Based on these comparisons, the Board concluded that the investment performance of the Funds supported continuance of the Advisory Agreements. The Board questioned ETAM and WAM regarding certain issues with respect to the performance of the E*TRADE International Index Fund ("International Fund") in relationship to its benchmark and peer group of index funds. In response to questions, ETAM and WAM discussed with the Board the reasons why the performance of the International Fund lagged that of its benchmark. Following a lengthy discussion, the Board requested that ETAM

12407342.2.BUSINESS
and WAM provide the Board with a written explanation and analysis of the reasons why the International Fund's performance lagged that of its benchmark. ETAM and WAM agreed to provide such information to the Board.

Cost of Services and Profitability

The Board discussed the fees paid by each Fund to ETAM (and indirectly to WAM) and the contractual limitations on each Fund's expenses provided by ETAM. At the outset, the Board members discussed the comparative expense data that was provided, which supports the fact that the E*TRADE Index Funds have continued to operate as the lowest cost index funds in the industry. In this regard, the Board discussed the fact that the Funds continually match all fee reductions made by peer index funds through expense reimbursements and/or fee waivers provided by ETAM. The Board agreed that this represented a significant benefit to the shareholders of the Funds and reflects ETAM's continuing commitment to reducing fees and expenses for Fund shareholders, while maintaining high quality investment services.

The Board discussed the cost of the services provided by ETAM and the profits realized by ETAM and its affiliates from their relationship to the Funds. The Board noted that one of the most significant factors in reviewing and approving the Advisory Agreements was the fact that the expense ratios of the Funds are the lowest among their peers based primarily on the willingness of ETAM and its affiliates to contractually waive their fees and assume or reimburse fees and expenses in order to maintain such low expense ratios. With regard to the advisory services provided by ETAM for each of the Funds, as well as the costs of such services and the profits realized by ETAM, the Board noted that ETAM currently waives a significant portion of its fees for the services that it provides to each of the Funds in order to maintain the Funds' status as the "lowest cost index funds." As a result, the Board observed that ETAM expects that as assets in the Funds grow, the Funds will become profitable.

Based upon the considerations above, the Board determined that the costs and fees were reasonable.

Economies of Scale

The Board discussed the extent to which economies of scale have been realized or will be realized for the benefit of shareholders of the Funds as the Funds grow. The Board discussed the fact that since the Funds currently are the lowest cost index funds (other than the Technology Index Fund which is the only fund of its kind) and the Funds are committed to continue this strategy, regardless of the level of Fund assets, shareholders of the Funds are already benefiting from low expenses. Consequently, this factor was not relevant to the Board's determination.

Benefits to Advisers

The Board discussed the benefits that are derived or which may be derived by ETAM (and its affiliates) or WAM (and its affiliates) from their relationship with the Funds. While the Board observed that there were no direct fall out benefits to ETAM (and its affiliates) or WAM (and its affiliates) from their relationship to the Funds, the Board noted that the relationship between the

12407342.2.BUSINESS

Funds and ETAM (and its affiliates), or between the Funds and WAM (and its affiliates), may provide indirect benefits, such as helping ETAM and WAM attract additional advisory clients. In addition, the relationship may help E*TRADE FINANCIAL Corp. provide an attractive selection of asset classes to its customers. The Board concluded that these possible benefits should not preclude the continuance of the Advisory Agreements.

12407342.2.BUSINESS

Trustees and Officers

The Board of Trustees have the responsibility for the overall management of the Funds, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Funds' day-to-day operations. Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years, and other information are shown below. The Trust currently consists of nine operating series.

    NAME, ADDRESS,                                      PRINCIPAL
       AGE AND           TERM OF OFFICE/(1)/          OCCUPATION(S)               OTHER
    POSITION HELD           AND LENGTH OF            DURING THE PAST        DIRECTORSHIPS/(4)/
      WITH TRUST             TIME SERVED               FIVE YEARS                 HELD
---------------------------------------------------------------------------------------------
                                   NON-INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------
Steven Grenadier        Since February 1999    Mr. Grenadier is a Professor None
4500 Bohannon Drive                            of Finance at the Graduate
Menlo Park, CA 94025                           School of Business at
Age: 41                                        Stanford University, where
Trustee                                        he has been employed as a
                                               professor since 1992.
---------------------------------------------------------------------------------------------
Cheryl A. Burgermeister Since February 2004    Ms. Burgermeister is         The Select Sector
4500 Bohannon Drive                            Trustee, Treasurer and       SPDR Trust
Menlo Park, CA 94025                           Finance Committee
Age: 54                                        Chairman of the
Trustee                                        Portland Community
                                               College Foundation since
                                               2001. She was a Trustee of
                                               the Zero Gravity Internet
                                               Fund from 2000 to 2001.
                                               Ms. Burgermeister was a
                                               Director and Treasurer of
                                               the Crabbe Huson family of
                                               funds from 1988-1999.
---------------------------------------------------------------------------------------------
Ashley T. Rabun         Since February 1999    Ms. Rabun is the Founder     None
4500 Bohannon Drive                            and Chief Executive Officer
Menlo Park, CA 94025                           of Investor Reach, a
Age: 53                                        consulting firm
Trustee
---------------------------------------------------------------------------------------------

    NAME, ADDRESS,                                      PRINCIPAL
       AGE AND           TERM OF OFFICE/(1)/          OCCUPATION(S)                OTHER
    POSITION HELD           AND LENGTH OF            DURING THE PAST        DIRECTORSHIPS/(4)/
      WITH TRUST             TIME SERVED               FIVE YEARS                  HELD
-----------------------------------------------------------------------------------------------
                                               specializing in marketing
                                               and distribution strategies
                                               for financial services
                                               companies. She was
                                               formerly the President of
                                               Nicholas Applegate Mutual
                                               Funds.
-----------------------------------------------------------------------------------------------
George J. Rebhan        Since December 1999    Mr. Rebhan retired in       Advisors Series Trust
4500 Bohannon Drive                            December 1993, and prior
Menlo Park, CA 94025                           to that he was President of
Age: 71                                        Hotchkis and Wiley Funds
Chairman and Trustee                           (investment company)
                                               from 1985 to 1993.
-----------------------------------------------------------------------------------------------
                                      INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------
Shelly J. Meyers/(2)/   Since February 1999    Since July, 2003, Ms.       None
4500 Bohannon Drive                            Meyers has been Executive
Menlo Park, CA 94025                           Vice President at Pacific
Age: 46                                        Global Investment
Trustee                                        Management Company
                                               (PGIMC), serving as a
                                               Portfolio Manager and as
                                               Managing Director of
                                               PGIMC's institutional
                                               investments division. Prior
                                               to that, Ms. Meyers was a
                                               founding member of
                                               Beverly Hills based
                                               Meyers Capital
                                               Management (MCM), a
                                               registered investment
                                               advisory company. While
                                               at MCM, she served as
                                               CEO and as a Portfolio
                                               Manager.
-----------------------------------------------------------------------------------------------

    NAME, ADDRESS,                                       PRINCIPAL
       AGE AND           TERM OF OFFICE/(1)/           OCCUPATION(S)               OTHER
    POSITION HELD           AND LENGTH OF             DURING THE PAST        DIRECTORSHIPS/(4)/
      WITH TRUST             TIME SERVED                FIVE YEARS                 HELD
----------------------------------------------------------------------------------------------
Mitchell H. Caplan/(3)/ Since February 2002    Mr. Caplan is Chief           E*TRADE FINANCIAL
4500 Bohannon Drive                            Executive Officer of          Corporation
Menlo Park, CA 94025                           E*TRADE FINANCIAL
Age: 48                                        Corporation.
Trustee                                        He also is a director or
                                               officer of various affiliates
                                               of E*TRADE FINANCIAL
                                               Corporation, including a
                                               Director of E*TRADE
                                               Asset Management and
                                               E*TRADE Global Asset
                                               Management, Inc. He
                                               previously served as Vice
                                               Chairman of the Board of
                                               Directors, President and
                                               Chief Executive Officer of
                                               Telebanc Financial
                                               Corporation and Telebank
                                               (renamed E*TRADE Bank)
                                               from 1993-2000.
----------------------------------------------------------------------------------------------
                                           OFFICERS
----------------------------------------------------------------------------------------------
Dennis Webb             Since May 2004         Dennis Webb is Chief          Not applicable
4500 Bohannon Drive                            Institutional Officer and
Menlo Park, CA 94025                           President of E*TRADE
Age: 40                                        Capital Markets.
President
                                               Prior to that, Mr. Webb was
                                               the Chief Executive Officer
                                               of E*TRADE Global Asset
                                               Management,
----------------------------------------------------------------------------------------------

    NAME, ADDRESS,                                       PRINCIPAL
       AGE AND           TERM OF OFFICE/(1)/           OCCUPATION(S)               OTHER
    POSITION HELD           AND LENGTH OF             DURING THE PAST        DIRECTORSHIPS/(4)/
      WITH TRUST             TIME SERVED                FIVE YEARS                 HELD
----------------------------------------------------------------------------------------------
                                               Inc. (ETGAM). Mr. Webb
                                               has also been Chairman of
                                               E*TRADE Bank's Asset
                                               and Liability Committee
                                               and was responsible for the
                                               Bank's $15 billion
                                               derivative portfolio until he
                                               joined ETGAM in June
                                               2001.

                                               Prior to joining E*TRADE
                                               FINANCIAL Corporation
                                               in 2000, he was the Senior
                                               Vice President of Asset/
                                               Liability Management of
                                               Allfirst Bank, an $18 billion
                                               regional bank based in
                                               Baltimore, Maryland.
----------------------------------------------------------------------------------------------
Elizabeth Gottfried     Since November 2000    Ms. Gottfried is Vice          Not applicable
4500 Bohannon Drive                            President of E*TRADE
Menlo Park, CA 94025                           Asset Management, and
Age: 45                                        also a Business Manager of
Vice President and                             E*TRADE Global Asset
Treasurer                                      Management, Inc. Ms.
                                               Gottfried joined E*TRADE
                                               Asset Management in
                                               September 2000. Prior to
                                               that, she worked at Wells
                                               Fargo Bank from 1984 to
                                               2000 and managed various
                                               areas of Wells Fargo's
                                               mutual fund group.
----------------------------------------------------------------------------------------------

    NAME, ADDRESS,                                      PRINCIPAL
       AGE AND           TERM OF OFFICE/(1)/          OCCUPATION(S)               OTHER
    POSITION HELD           AND LENGTH OF            DURING THE PAST        DIRECTORSHIPS/(4)/
      WITH TRUST             TIME SERVED               FIVE YEARS                 HELD
---------------------------------------------------------------------------------------------
Marc R. Duffy           Since February 2004    Mr. Duffy joined              Not applicable
4500 Bohannon Drive                            E*TRADE Asset
Menlo Park, CA 94025                           Management in January
Age: 47                                        2004. Prior to that, he
Vice President,                                worked at Legg Mason
Secretary and Chief                            Wood Walker, Inc. from
Legal Officer                                  1999 to 2003 and was
                                               responsible for legal issues
                                               related to the Legg Mason
                                               mutual funds.
---------------------------------------------------------------------------------------------

(1) Each Trustee is elected to serve in accordance with the Declaration of Trust and By-Laws of the Trust until his or her successor is duly elected and qualified. Each Officer is elected to hold office until his or her successor is elected and qualified to carry out the duties and responsibilities of such office, or until he or she resigns or is removed from office.
(2) Through December 31, 2005, Ms. Meyers could be considered to be an "interested" person (as defined by the 1940 Act) of the Trust because she was an officer of an investment company whose shares were offered through the mutual fund "supermarket" sponsored by E*TRADE FINANCIAL Corporation, the parent company of E*TRADE Asset Management, investment adviser to the Fund. As of January 1, 2006, Ms. Meyers should no longer be considered to be an "interested" person of the Trust."
(3) Mr. Caplan may be considered an "interested" person of the Trust because he is an officer of E*TRADE FINANCIAL Corporation.
(4) Directorships include public companies and any company registered as an investment company.

The Funds' Statement of Additional Information includes additional information about the Trustees and officers of the Trust and may be obtained, without charge, by accessing our website at www.etradefunds.etrade.com or by calling our toll-free number at 1-800-ETRADE-1.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Funds' Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Prospectus" and then "Statement of Additional Information") and by accessing the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling E*TRADE Funds at 1-800-ETRADE-1; (ii) by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Proxy Voting Results"); or
(iii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge and upon request, by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on "Quarterly Holdings") or by accessing the Funds' Form N-Q on the Commission's website at www.sec.gov. The Funds' Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling
(800)-SEC-0330.

CODE OF ETHICS

A copy of the code of ethics that applies to the Funds' principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is available free of charge, upon request by calling 1-800-ETRADE-1.

Item 2. Code of Ethics.

E*TRADE Funds ("Funds" or "Registrant") has adopted a code of ethics that applies to the Registrant's President and Treasurer. No waivers or amendments have been granted or approved during the period covered by this report.

The code of ethics has been attached hereto as Exhibit 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Funds' Board of Trustees ("Board") has determined that the Funds have at least one Audit Committee Financial Expert ("ACFE") serving on the Funds' Audit Committee. On November 16, 2004, the Board determined that Cheryl A. Burgermeister should be the Funds' "ACFE," and is "independent" (as each term in defined in Item 3 of Form N-CSR). Ms. Burgermeister, also an Independent Trustee, has acquired the attributes of an ACFE as a result of, among other things, her position as treasurer and finance committee chairman of a community college foundation and as a treasurer of a registered investment management company. Ms. Burgermeister is also a certified public accountant.

A person who is determined to be an ACFE will not be deemed an "expert" for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an ACFE pursuant to this Item. The designation or identification of a person as an ACFE pursuant to this Item does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Audit Committee and Board in the absence of such designation or identification. The designation or identification of a person as an ACFE pursuant to this Item does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by Deloitte & Touche LLP ("Deloitte"), the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

             2005: $105,000
             2004: $102,000

(b) Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by Deloitte that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item are as follows:

11510357.2.BUSINESS

   Fees billed to Funds:
             2005: $0
             2004: $0

   Fees billed to Funds' Investment Adviser and other affiliates:
             2005: $5,764,267
             2004: $3,640,000

   The nature of the audit-related fees in 2004 and 2005 include fees for assistance related to mortgage securitization, consultations regarding financial accounting and reporting standards, mergers and acquisitions due diligence, and implementation assistance for compliance with the Sarbanes-Oxley Act.

(c) Tax Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by Deloitte for tax compliance, tax advice, and tax planning are as follows:

   Fees billed to Funds:
             2005: $12,750
             2004: $25,500

   Fees billed to Funds' Investment Adviser and other affiliates:
             2005: $1,251,600
             2004: $1,400,000

   For the Funds, the nature of the services includes the review of the Funds' tax distribution calculations and review of the Funds' federal, state and excise tax returns. For the Funds' Investment Advisor and other affiliates, the nature of the services includes the preparation of tax returns and fees for consultations on tax strategies, assistance with the examinations and tax advice related to mergers and acquisitions.

(d) All Other Fees: the aggregate fees billed in each of the last two fiscal years for products and services provided by Deloitte, other than the services reported in paragraphs (a) through (c) of this Item are as follows:

   Fees billed to Funds:
             2005: $0
             2004: $0

   Fees billed to Funds' Investment Adviser and other affiliates:
             2005: $0
             2004: $0

11510357.2.BUSINESS

(e) (1) Audit Committee Pre-Approval Policies and Procedures.

Pursuant to the Funds' Audit Committee Charter ("Charter"), the Audit Committee is responsible for approving in advance the firm to be employed as the Funds' independent auditor. In addition, the Charter provides that the Audit Committee is responsible for approving any and all proposals by the Funds, its investment adviser (not including any sub-adviser whose role is primarily portfolio management and that is subcontracted or overseen by the investment adviser to the Funds) and any entity controlling, controlled by, or under common control with the investment adviser that provides services to the Funds to employ the independent auditor to render permissible non-audit services to such entity, provided those permissible non-audit services relate directly to the operations and financial reporting of the Funds. In determining whether to pre-approve non-audit services, the Audit Committee considers whether such services are consistent with the independent auditor's independence. The Charter further permits the Audit Committee to delegate to one or more of its members authority to pre-approve permissible non-audit services to the Funds, provided that any pre-approval determination of a delegate be presented to the full Audit Committee at its next meeting.

Pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, pre-approval is required for non-audit services billed by the Funds' independent auditors to the Funds' investment adviser (not including any sub-adviser whose role is primarily portfolio management and that is subcontracted or overseen by the investment adviser to the Funds), and any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Funds if the services relate directly to the operations and financial reporting of the Funds.

Pre-approval of any permissible non-audit service is not required provided that
(1) the aggregate amount paid to the independent auditor for such non-audit services during the fiscal year in which such non-audit services are provided does not constitute more that five percent of the total amount of revenues paid to the independent auditor with respect to audit services for the Funds and permissible ongoing non-audit services for the Funds or any investment adviser to the Funds (not including any sub-adviser whose role is primarily portfolio management and that is subcontracted or overseen by the investment adviser to the Funds) and any entity controlling, controlled by, or under common control with such investment adviser that provides services to the Funds, (2) such services were not recognized by the Funds at the time of engagement to be non-audit services, and (3) such services are promptly brought to the attention of the Audit Committee of the Funds and approved prior to the completion of the audit by the Audit Committee or its delegate(s).

(e) (2) None of the services included in (b) - (d) above required approval by the Audit Committee pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X.

(f)Not applicable.

(g)Not applicable.

(h)Not applicable.

Item 5. Audit Committee of Listed Registrant.

Not applicable.

11510357.2.BUSINESS

Item 6. Schedule of Investments.

The Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

a) Based on their evaluation of the Funds' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act), on February 22, 2006, the President (principal executive officer) and the Treasurer (principal financial officer) of the Funds concluded that they were not aware of any material deficiencies in the design or operation of the Funds' disclosure controls and procedures.

b) There was no change in the Funds' internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) over the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Funds' internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Attached hereto.

(a) (2) Attached hereto.

(b) Attached hereto.

11510357.2.BUSINESS

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             E*TRADE Funds

By (Signature and Title) /s/ Dennis Webb
                         -------------------------------
                         Dennis Webb, President

Date February 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Dennis Webb
                         -------------------------------
                         Dennis Webb, President

Date February 22, 2006

By (Signature and Title) /s/ Elizabeth Gottfried
                         -------------------------------
                         Elizabeth Gottfried, Treasurer

Date February 22, 2006

11510357.2.BUSINESS